Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Annual Report

February 28, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements.

Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's 500, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. (formerly Bankers Trust) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Equity investors were still in search of solid footing after the first two months of 2002. High profile benchmarks such as the NASDAQ Composite® Index and Standard & Poor's 500SM Index were down year to date, but the blue chips' Dow Jones Industrial AverageSM posted a modest single-digit gain. Meanwhile, municipal bonds and mortgage-backed securities were the early performance leaders among the investment-grade fixed-income markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 1 year	Life of fund
Spartan ® Total Market Index	-8.36%	21.11%
Wilshire 5000 Total Market	-8.37%	19.55%
Growth & Income Funds Average	-7.58%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 5000 Total Market Index (Wilshire 5000) - a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ®. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,066 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Life of fund
Spartan Total Market Index	-8.36%	4.53%
Wilshire 5000 Total Market	-8.37%	4.22%
Growth & Income Funds Average	-7.58%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of February 28, 2002, the one year cumulative total return for the large-cap core funds average was -11.35%. The one year average annual return was -11.35%. The one year cumulative total return for the Lipper large-cap supergroup average was -13.52%. The one year average annual return was -13.52%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by February 28, 2002, the value of the investment would have grown to $12,111 - a 21.11% increase on the initial investment. For comparison, look at how the Wilshire 5000 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,955 - a 19.55% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan Total Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Patrick Cannon, who oversees the Spartan Total Market Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund.

Q. How did the fund perform, Patrick?

A. For the 12 months that ended February 28, 2002, the fund returned -8.36%. During the same period, the Wilshire 5000 Total Market Index - the broadest index of the U.S. equity market - and the growth & income funds average tracked by Lipper Inc. declined 8.37% and 7.58%, respectively.

Q. What factors hampered market returns during the past year?

A. Stocks generally suffered as investors grappled with the prospect of a protracted economic downturn and further deterioration in corporate earnings. Sluggish global demand continued to plague the U.S. economy during the first half of the period, as excess capacity in several sectors spawned production cuts and reductions in labor demand. Declining profitability, a diminishing supply of available funding and increasing concerns about investment returns caused firms to slash business investment spending, a key driver of economic growth. The September 11 terrorist attacks only made matters worse, turning a narrow economic slowdown into a broad recession and effectively ending the nation's longest expansion on record. Stocks swooned in the immediate aftermath of the attacks, as fear and uncertainty induced many investors to abandon riskier assets altogether and hunker down in high-quality government bonds and cash.

Q. The attacks seemed to have hastened a bottoming process in the market, as stocks rebounded strongly from their low point achieved on September 21. What fueled this reversal?

A. Instead of spiraling into a cataclysmic descent following 9/11, the resilient economy stabilized and began to slowly recover, thanks largely to surprisingly strong consumer spending. Rising unemployment and weak consumer sentiment simply were overwhelmed by the impact of low interest rates on housing and auto sales. Despite little evidence of fundamental improvement in any sector, stocks snapped back in the fourth quarter, spurred by the Federal Reserve Board's aggressive interest rate reductions, fiscal stimulus and lower energy prices. Anticipating much improvement in the economic/earnings outlook, economically sensitive cyclical sectors such as technology had the biggest run, enabling the S&P 500® to advance more than 15% from its September low, but still falling well shy of its early-2001 high. The Wilshire 5000 rose nearly 17% during the final five months of the period. Recent concerns about accounting standards and corporate balance sheets - prompted by Enron's collapse - dampened market performance late in the period.

Q. What sectors had the most influence on performance?

A. Although market breadth improved during the past 12 months, nearly every sector had negative results. Technology, despite its strong fourth quarter, was among the hardest hit. The same large-cap tech firms that paced the bull market in recent years - including Cisco, EMC, Nortel Networks and Sun Microsystems - led the decline. Utilities also detracted, led by the rapid demise of energy trader Enron, which hobbled the stocks of other related companies in the index. Telecommunication services suffered a double hit, as investors pulled back from defensive-oriented groups and continued to avoid those whose business fundamentals remained challenging. Even typically defensive areas such as health care disappointed, as problems ranging from slower product approvals to patent expirations to manufacturing issues plagued several drug makers. Switching gears, one of the year's few bright spots was the consumer sector. Stocks of companies with more stable and predictable earnings growth, including consumer staples companies Proctor & Gamble and Philip Morris, were strongly favored. Big retailers also performed well. Wal-Mart benefited as recession-wracked customers increasingly sought out discounted goods, while mild weather and a robust housing and home improvement market lifted Home Depot and Lowe's.

Q. What's your outlook?

A. Economic recovery is taking hold and could solidify, as the forces responsible for the slowdown are reversing: Technology is bottoming and the inventory cycle is turning; monetary/fiscal stimulus and lower energy prices are in the pipeline; and productivity improvement is still intact. However, several factors could restrain activity, as not all of the excesses of the boom have been unwound. On balance, we expect the recovery to be less vigorous than usual, without a complete return to late-1990s growth. While this backdrop implies an improved outlook for equities, gains may be limited as valuations are still not cheap and ongoing accounting-related fears may weigh further on investor confidence.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page A-2.

3

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of a broad range of United States stocks

Fund number: 397

Trading symbol: FSTMX

Start date: November 5, 1997

Size: as of February 28, 2002, more than
$1.1 billion

Sub-adviser: Deutsche Asset Management, Inc., since inception

Annual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.0	3.2
Microsoft Corp.	2.5	2.4
Exxon Mobil Corp.	2.3	2.2
Wal-Mart Stores, Inc.	2.2	1.7
Pfizer, Inc.	2.1	1.9
Citigroup, Inc.	1.9	1.8
Intel Corp.	1.6	1.5
American International Group, Inc.	1.6	1.6
Johnson & Johnson	1.5	1.3
International Business Machines Corp.	1.4	1.4
	20.1
Market Sectors as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	19.7
Information Technology	15.9	16.6
Consumer Discretionary	14.8	13.9
Health Care	14.3	14.1
Industrials	11.1	10.7
Consumer Staples	7.7	7.3
Energy	5.4	5.4
Telecommunication Services	4.2	5.2
Utilities	3.0	3.6
Materials	2.8	2.7

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2002

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.4%
Aftermarket Technology Corp. (a)	700	$ 10,955
American Axle & Manufacturing Holdings, Inc. (a)	2,100	56,070
ArvinMeritor, Inc.	6,100	171,959
Bandag, Inc.	1,500	54,825
BorgWarner, Inc.	1,600	96,240
Collins & Aikman Corp. (a)	2,600	21,970
Cooper Tire & Rubber Co.	9,600	183,552
Dana Corp.	15,856	294,922
Delphi Automotive Systems Corp.	52,523	839,843
Dura Automotive Systems, Inc. Class A (a)	4,983	62,288
Federal Signal Corp.	3,200	82,880
Federal-Mogul Corp. (a)	18,700	18,326
Finishmaster, Inc. (a)	900	10,800
GenTek, Inc.	1,600	1,568
Gentex Corp. (a)	5,900	179,124
Goodyear Tire & Rubber Co.	12,200	335,500
IMPCO Technologies, Inc. (a)	3,000	31,470
Intermet Corp.	400	1,804
Johnson Controls, Inc.	7,700	683,452
Lear Corp. (a)	4,300	192,210
McLaren Performance Technologies, Inc. (a)	500	335
Midas, Inc.	1,400	14,770
Modine Manufacturing Co.	6,000	161,940
Rockford Corp. (a)	2,500	22,053
Sauer-Danfoss, Inc.	2,600	25,220
Standard Motor Products, Inc.	200	2,712
Stoneridge, Inc. (a)	3,500	30,100
Strattec Security Corp. (a)	1,800	77,148
Superior Industries International, Inc.	3,800	171,000
Tenneco Automotive, Inc. (a)	6,360	15,391
Tower Automotive, Inc. (a)	3,400	39,100
TRW, Inc.	11,400	572,850
Visteon Corp.	8,956	126,996
		4,589,373
Automobiles - 0.6%
Coachmen Industries, Inc.	300	5,370
Ford Motor Co.	164,496	2,447,700
General Motors Corp.	49,346	2,614,351
Harley-Davidson, Inc.	25,300	1,296,878
Monaco Coach Corp. (a)	900	25,020
Thor Industries, Inc.	200	10,130
Winnebago Industries, Inc.	3,100	147,374
		6,546,823
Distributors - 0.0%
Advanced Marketing Services, Inc.	1,300	29,640
ALL American Semiconductor, Inc. (a)	3,800	11,970
Applied Industrial Technologies, Inc.	1,000	18,980
Brightpoint, Inc. (a)	5,500	4,620

	Shares	Value (Note 1)
CellStar Corp. (a)	1,700	$ 6,186
Handleman Co. (a)	1,200	12,480
Jaco Electronics, Inc. (a)	1,950	10,142
Navarre Corp. (a)	5,800	5,510
WESCO International, Inc. (a)	5,300	29,150
		128,678
Hotels, Restaurants & Leisure - 1.4%
AFC Enterprises, Inc.	4,900	156,408
Alliance Gaming Corp. (a)	3,356	108,533
Ameristar Casinos, Inc. (a)	4,000	100,840
AMF Bowling, Inc. (a)	2,000	140
Applebee's International, Inc.	5,800	209,264
Argosy Gaming Co. (a)	2,400	82,680
Avado Brands, Inc. (a)	800	256
Aztar Corp. (a)	2,200	50,490
Bally Total Fitness Holding Corp. (a)	5,200	88,140
Bob Evans Farms, Inc.	5,300	146,969
Boca Resorts, Inc. Class A (a)	2,700	33,885
Boyd Gaming Corp. (a)	10,400	115,440
Brinker International, Inc. (a)	6,600	226,644
Buca, Inc. (a)	5,400	87,372
California Pizza Kitchen, Inc. (a)	3,800	76,076
Carnival Corp.	54,500	1,487,305
CBRL Group, Inc.	7,400	227,106
CEC Entertainment, Inc. (a)	750	36,075
Cedar Fair LP (depository unit)	900	21,600
Champps Entertainment, Inc. (a)	1,600	19,200
Cheesecake Factory, Inc. (a)	2,812	95,917
Churchill Downs, Inc.	2,200	93,368
CKE Restaurants, Inc. (a)	1,711	16,853
Crestline Capital Corp. (a)	830	25,647
Darden Restaurants, Inc.	9,700	410,116
Dave & Busters, Inc. (a)	1,700	15,300
Dover Downs Entertainment, Inc.	1,400	21,728
Extended Stay America, Inc. (a)	7,700	129,976
Fine Host Corp. (a)	500	0
Garden Fresh Restaurant Corp. (a)	2,900	20,880
Gaylord Entertainment Co. (a)	1,900	44,289
Gtech Holdings Corp. (a)	1,700	90,678
Harrah's Entertainment, Inc. (a)	9,400	380,136
Hilton Hotels Corp.	35,737	459,578
Hollywood Casino Corp. Class A (a)	400	5,692
International Game Technology (a)	7,750	523,280
International Speedway Corp. Class A	6,300	276,822
Interstate Hotels Corp. Class A (a)	127	248
Isle Capri Casinos, Inc. (a)	6,200	104,160
Jack in the Box, Inc. (a)	1,200	34,140
Krispy Kreme Doughnuts, Inc. (a)	4,300	159,014
Landry's Seafood Restaurants, Inc.	1,500	38,385
Littlefield Corp. (a)	2,100	4,389
Lodgian, Inc. (a)	300	21
Lone Star Steakhouse & Saloon, Inc.	6,200	122,264
Mandalay Resort Group (a)	5,500	161,150
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Marcus Corp.	400	$ 6,200
Marriott International, Inc. Class A	22,900	903,863
McDonald's Corp.	110,800	2,891,880
MeriStar Hotels & Resorts, Inc. (a)	200	130
MGM Mirage, Inc. (a)	12,402	426,629
MTR Gaming Group, Inc. (a)	5,600	73,696
Multimedia Games, Inc. (a)	2,700	85,239
O'Charleys, Inc. (a)	4,850	98,746
Outback Steakhouse, Inc. (a)	4,600	164,036
P.F. Chang's China Bistro, Inc. (a)	2,300	135,539
Panera Bread Co. Class A (a)	2,300	118,772
Papa John's International, Inc. (a)	4,500	116,595
Park Place Entertainment Corp. (a)	35,100	342,927
Penn National Gaming, Inc. (a)	2,700	96,255
Pinnacle Entertainment, Inc. (a)	1,200	7,860
Prime Hospitality Corp. (a)	2,400	28,104
Rare Hospitality International, Inc. (a)	4,550	122,350
Royal Caribbean Cruises Ltd.	16,400	303,072
Rubio's Restaurants, Inc. (a)	7,700	34,650
Ruby Tuesday, Inc.	1,800	36,360
Ryan's Family Steak Houses, Inc. (a)	5,400	121,446
Schlotzskys, Inc. (a)	100	563
Scientific Games Corp. Class A (a)	6,800	64,192
Shuffle Master, Inc. (a)	4,300	80,195
Six Flags, Inc. (a)	4,200	61,950
Sonic Corp. (a)	6,487	173,333
Speedway Motorsports, Inc. (a)	2,300	55,315
Starbucks Corp. (a)	30,800	708,708
Starwood Hotels & Resorts Worldwide, Inc. unit	17,356	624,816
Station Casinos, Inc. (a)	4,000	53,560
Suburban Lodges of America, Inc. (a)	200	1,676
Triarc Companies, Inc. Class A (a)	1,475	39,604
Tricon Global Restaurants, Inc. (a)	12,000	709,560
Trump Hotels & Casino Resorts, Inc. (a)	700	1,099
Vail Resorts, Inc. (a)	1,100	20,141
Wendy's International, Inc.	7,000	217,070
WMS Industries, Inc. (a)	1,300	22,061
Wyndham International, Inc. Class A (a)	5,212	3,648
		15,460,294
Household Durables - 0.8%
Advanced Lighting Technologies, Inc. (a)	4,600	3,542
American Biltrite, Inc.	400	4,760
American Greetings Corp. Class A	9,000	123,930
Applica, Inc. (a)	3,200	20,480
Bassett Furniture Industries, Inc.	1,800	30,960
Beazer Homes USA, Inc. (a)	1,400	126,770
Black & Decker Corp.	7,100	344,350
Blyth, Inc.	5,400	115,398
Boston Acoustics, Inc.	100	1,047
Boyds Collection, Ltd. (a)	4,400	29,392

	Shares	Value (Note 1)
Bush Industries, Inc. Class A	1,700	$ 19,720
Centex Corp.	4,400	257,136
Champion Enterprises, Inc. (a)	1,600	14,128
Chromcraft Revington, Inc. (a)	2,200	27,500
Clayton Homes, Inc.	8,875	134,900
Cobra Electronics Corp. (a)	1,200	8,639
Crossmann Communities, Inc.	2,000	93,460
D.R. Horton, Inc.	8,588	342,661
Department 56, Inc. (a)	2,200	28,380
Dixie Group, Inc. (a)	2,900	13,021
Dominion Homes, Inc. (a)	300	4,785
Enesco Group, Inc. (a)	5,000	31,100
Ethan Allen Interiors, Inc.	3,600	145,908
Falcon Products, Inc.	2,600	15,340
Fedders Corp.	3,000	8,520
Fleetwood Enterprises, Inc.	7,300	72,854
Flexsteel Industries, Inc.	1,700	21,845
Foamex International, Inc. (a)	3,400	27,404
Fortune Brands, Inc.	15,300	696,150
Furniture Brands International, Inc. (a)	4,500	171,675
Harman International Industries, Inc.	2,000	93,600
Helen of Troy Corp. (a)	10,300	126,690
Hovnanian Enterprises, Inc. Class A (a)	3,700	97,310
Interface, Inc. Class A	9,800	48,510
Juno Lighting, Inc. (a)	1,500	18,000
KB Home	4,400	192,060
Kimball International, Inc. Class B	4,000	62,880
Koss Corp.	1,300	20,670
La-Z-Boy, Inc.	5,750	154,675
Lancaster Colony Corp.	3,750	125,438
Leggett & Platt, Inc.	17,700	454,005
Lennar Corp.	4,400	242,924
Libbey, Inc.	900	30,060
Lifetime Hoan Corp.	300	1,946
M.D.C. Holdings, Inc.	1,210	53,107
M/I Schottenstein Homes, Inc.	1,700	99,416
Matthews International Corp. Class A	1,600	38,704
Maytag Corp.	6,600	263,538
Media Arts Group, Inc. (a)	200	610
Meritage Corp. (a)	1,500	94,065
Mestek, Inc. (a)	300	6,870
Metromedia International Group, Inc. (a)	2,200	748
Mity Enterprises, Inc. (a)	2,300	27,255
Mohawk Industries, Inc. (a)	4,300	270,599
National Presto Industries, Inc.	1,000	27,500
National R.V. Holdings, Inc. (a)	300	3,000
Newell Rubbermaid, Inc.	21,401	666,213
NVR, Inc. (a)	900	263,025
Oakwood Homes Corp. (a)	280	2,285
Oneida Ltd.	400	5,220
Palm Harbor Homes, Inc. (a)	1,000	20,800
Pulte Homes, Inc.	3,825	198,671
Recoton Corp. (a)	2,000	9,520
Royal Appliance Manufacturing Co. (a)	5,800	31,320
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Russ Berrie & Co., Inc.	700	$ 21,980
Ryland Group, Inc.	2,000	178,660
Salton, Inc. (a)	1,800	36,360
Skyline Corp.	100	2,935
Snap-On, Inc.	5,300	182,585
Standard Pacific Corp.	3,000	85,740
Stanley Furniture Co., Inc. (a)	1,100	30,360
Swiss Army Brands, Inc. (a)	3,600	22,320
The Rowe Companies	1,000	3,200
The Stanley Works	7,900	398,397
Toll Brothers, Inc. (a)	4,700	230,488
Topps Co., Inc. (a)	10,700	102,613
Toro Co.	1,900	107,730
Tripath Technology, Inc. (a)	1,600	2,320
Tupperware Corp.	3,900	78,702
Universal Electronics, Inc. (a)	3,400	53,890
Virco Manufacturing Co.	2,376	21,978
WestPoint Stevens, Inc.	13,900	23,769
Whirlpool Corp.	5,900	443,090
Yankee Candle Co., Inc. (a)	3,100	59,954
		8,774,060
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	4,800	62,304
Amazon.com, Inc. (a)	30,800	434,280
Ashford.com, Inc. (a)	3,900	936
Audible, Inc. (a)	3,900	3,315
Barnesandnoble.com LLC Class A (a)	11,650	16,776
Beyond.com Corp. (a)	627	44
Blair Corp.	400	7,280
Bluefly, Inc. (a)	2,800	4,186
Coldwater Creek, Inc. (a)	700	10,871
dELiA*s Corp. Class A (a)	9,446	66,783
Drugstore.com, Inc. (a)	2,900	7,975
eBay, Inc. (a)	23,700	1,233,585
Global Sports, Inc. (a)	5,350	85,333
Insight Enterprises, Inc. (a)	3,075	65,621
J. Jill Group, Inc. (a)	2,900	67,135
Lands' End, Inc. (a)	2,200	107,624
LearningStar Corp. (a)	612	759
Lillian Vernon Corp.	200	1,340
MediaBay, Inc. (a)	800	1,440
PC Mall, Inc. (a)	500	1,575
Priceline.com, Inc. (a)	18,700	74,800
Provell, Inc. Class A (a)	100	148
School Specialty, Inc. (a)	3,800	106,476
Shop At Home, Inc. (a)	5,100	13,770
Spiegel, Inc. Class A (non-vtg.)	11,800	29,500
Stamps.com, Inc. (a)	800	3,136
Student Advantage, Inc. (a)	500	525

	Shares	Value (Note 1)
Ticketmaster Class B (a)	7,000	$ 168,000
ValueVision International, Inc. Class A (a)	2,900	53,650
		2,629,167
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc. (a)	2,500	101,625
Adams Golf, Inc. (a)	400	168
Arctic Cat, Inc.	5,000	89,250
Brunswick Corp.	10,200	275,298
Callaway Golf Co.	4,100	76,301
Cannondale Corp. (a)	100	449
Concord Camera Corp. (a)	7,200	49,248
Direct Focus, Inc. (a)	5,025	150,750
Eastman Kodak Co.	23,721	747,212
Equity Marketing, Inc. (a)	2,400	31,566
Hasbro, Inc.	13,255	189,679
Huffy Corp. (a)	300	2,001
JAKKS Pacific, Inc. (a)	4,050	76,140
K2, Inc. (a)	700	4,480
Mattel, Inc.	35,116	665,448
Meade Instruments Corp. (a)	2,600	6,630
Midway Games, Inc. (a)	3,739	43,784
Oakley, Inc. (a)	3,700	59,866
Parkervision, Inc. (a)	900	18,225
Polaris Industries, Inc.	1,200	66,984
Polaroid Corp. (a)	7,500	555
Racing Champions Corp. (a)	4,400	67,144
Rawlings Sporting Goods, Inc.	4,316	21,098
Saf T Lok, Inc. (a)	1,860	446
SCP Pool Corp. (a)	4,200	124,950
Sturm Ruger & Co., Inc.	300	3,747
Toymax International, Inc. (a)	3,900	16,575
		2,889,619
Media - 4.7%
4Kids Entertainment, Inc. (a)	3,500	57,225
5th Avenue Channel Corp. (a)	700	18
Ackerley Group, Inc. (a)	700	11,725
ACTV, Inc. (a)	3,400	4,624
Adelphia Communications Corp. Class A	16,102	353,439
ADVO, Inc. (a)	3,300	125,400
AOL Time Warner, Inc. (a)	390,749	9,690,575
APAC Customer Services, Inc. (a)	4,300	11,309
Ballantyne of Omaha, Inc. (a)	100	62
Belo Corp. Series A	13,200	289,740
Brilliant Digital Entertainment, Inc. (a)	500	85
Cablevision Systems Corp. - NY Group Class A (a)	10,900	391,310
Carmike Cinemas, Inc. (a)	39	722
Catalina Marketing Corp. (a)	4,400	158,752
Championship Auto Racing Teams, Inc. (a)	1,900	27,664
Charter Communications, Inc. Class A (a)	23,700	246,480
Clear Channel Communications, Inc. (a)	51,734	2,411,839
Comcast Corp. Class A (special) (a)	83,460	2,826,790
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Cox Communications, Inc. Class A (a)	52,801	$ 1,945,717
Cox Radio, Inc. Class A (a)	2,400	60,456
Crown Media Holdings, Inc. (a)	3,800	44,270
Cumulus Media, Inc. Class A (a)	4,700	68,855
Dow Jones & Co., Inc.	9,200	513,452
E.W. Scripps Co. Class A	8,200	616,640
EchoStar Communications Corp. Class A (a)	19,300	504,116
Emmis Communications Corp. Class A (a)	5,600	150,192
Engage, Inc. (a)	10,700	3,692
Entercom Communications Corp. Class A (a)	3,100	158,751
Entravision Communications Corp. Class A (a)	8,800	134,640
Fox Entertainment Group, Inc. Class A (a)	24,600	548,580
Gannett Co., Inc.	24,800	1,889,264
Gemstar-TV Guide International, Inc. (a)	34,826	636,968
General Motors Corp. Class H (a)	73,126	1,078,609
Getty Images, Inc. (a)	6,100	156,648
Harris Interactive, Inc. (a)	4,500	15,480
Harte-Hanks, Inc.	4,000	121,000
Hearst-Argyle Television, Inc. (a)	6,827	140,978
Hispanic Broadcasting Corp. (a)	7,800	203,346
Hollinger International, Inc. Class A	6,800	81,328
Image Entertainment, Inc. (a)	700	1,442
Information Holdings, Inc. (a)	1,100	27,071
Innotrac Corp. (a)	1,400	5,530
Insight Communications, Inc. Class A (a)	6,700	140,700
Interactive Data Corp. (a)	5,500	89,375
Interep National Radio Sales, Inc. Class A (a)	2,900	12,325
Interpublic Group of Companies, Inc.	32,390	881,008
John Wiley & Sons, Inc. Class A	3,800	96,710
Journal Register Co. (a)	4,700	91,180
K-Tel International, Inc. (a)	4,000	720
Key3Media Group, Inc. (a)	3,150	14,333
Knight-Ridder, Inc.	7,000	471,800
Kushner Locke Co. (a)	6,300	25
Lamar Advertising Co. Class A (a)	8,550	341,060
Laser-Pacific Media Corp. (a)	2,700	6,237
Lee Enterprises, Inc.	2,900	103,965
Liberty Corp.	1,100	46,530
Liberty Digital, Inc. Class A (a)	3,400	10,812
Liberty Media Corp. Class A (a)	216,124	2,766,387
Liberty Satellite & Technology, Inc. Class A (a)	5,400	3,186
Macrovision Corp. (a)	2,800	65,380
Marketing Services Group, Inc. (a)	84	147
Martha Stewart Living Omnimedia, Inc. Class A (a)	3,700	65,638

	Shares	Value (Note 1)
McGraw-Hill Companies, Inc.	18,300	$ 1,204,140
Media General, Inc. Class A	1,400	79,408
Mediacom Communications Corp. Class A (a)	10,850	169,694
Meredith Corp.	3,300	130,218
Metro-Goldwyn-Mayer, Inc. (a)	22,800	392,160
Netcentives, Inc. (a)	1,500	5
Nucentrix Broadband Networks, Inc. (a)	100	1,020
Omnicom Group, Inc.	15,900	1,487,286
Paxson Communications Corp. Class A (a)	2,900	29,870
Pegasus Communications Corp. Class A (a)	10,900	43,491
Penton Media, Inc.	7,900	59,645
Pixar (a)	5,800	188,558
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	800	13,096
PRIMEDIA, Inc. (a)	29,209	68,641
Pulitzer, Inc.	200	10,198
R.H. Donnelley Corp. (a)	1,300	37,427
Radio One, Inc. Class A (a)	4,600	85,100
Radio Unica Communications Corp. (a)	2,900	3,074
Reader's Digest Association, Inc. Class A (non-vtg.)	7,100	148,248
Rentrak Corp. (a)	600	3,654
Saga Communications, Inc. Class A (a)	300	6,165
Salem Communications Corp. Class A (a)	400	9,600
Scholastic Corp. (a)	4,600	230,690
Simon Worldwide, Inc. (a)	5,600	841
Sinclair Broadcast Group, Inc. Class A (a)	8,700	100,137
Sirius Satellite Radio, Inc. (a)	11,200	46,368
SITEL Corp. (a)	2,200	5,478
Sonic Solutions, Inc. (a)	3,700	20,905
Source Information Management Co. (a)	4,300	18,705
Spanish Broadcasting System, Inc. Class A (a)	6,800	84,592
The McClatchy Co. Class A	3,200	176,000
The New York Times Co. Class A	14,200	623,380
TiVo, Inc. (a)	9,600	50,400
TMP Worldwide, Inc. (a)	8,600	240,112
Tribune Co.	28,168	1,206,154
UnitedGlobalCom, Inc. Class A (a)	16,500	66,000
Univision Communications, Inc. Class A (a)	17,300	713,452
USA Networks, Inc. (a)	27,497	812,811
USA Networks, Inc. warrants 2/4/09 (a)	1,818	19,816
Value Line, Inc.	200	9,320
Viacom, Inc. Class B (non-vtg.) (a)	158,736	7,389,161
Walt Disney Co.	183,700	4,225,100
Washington Post Co. Class B	987	564,347
Westwood One, Inc. (a)	7,800	279,006
Wink Communications, Inc. (a)	3,800	4,788
World Wrestling Federation Entertainment, Inc. Class A (a)	5,500	74,525
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
XM Satellite Radio Holdings, Inc. Class A (a)	3,000	$ 35,760
Young Broadcasting, Inc. Class A (a)	3,300	80,454
YouthStream Media Networks, Inc. (a)	1,300	1,521
		52,172,823
Multiline Retail - 3.4%
99 Cents Only Stores (a)	4,161	141,890
Ames Department Stores, Inc. (a)	8,700	1,392
Big Lots, Inc.	8,894	112,064
BJ's Wholesale Club, Inc. (a)	6,000	246,900
Costco Wholesale Corp. (a)	38,300	1,580,258
Dillard's, Inc. Class A	10,300	207,030
Dollar General Corp.	28,601	421,865
Dollar Tree Stores, Inc. (a)	8,975	287,559
Elder Beerman Stores Corp. (a)	500	1,315
Factory 2-U Stores, Inc. (a)	1,500	25,770
Family Dollar Stores, Inc.	13,200	433,488
Federated Department Stores, Inc. (a)	15,400	645,414
Fred's, Inc. Class A	3,925	122,813
JCPenney Co., Inc.	20,769	405,826
Kmart Corp. (a)	39,900	44,289
Kohls Corp. (a)	28,800	1,948,896
Neiman Marcus Group, Inc. Class A (a)	1,700	59,279
Nordstrom, Inc.	9,800	249,508
Pricesmart, Inc. (a)	400	14,600
Saks, Inc. (a)	8,731	100,407
Sears, Roebuck & Co.	26,900	1,414,402
ShopKo Stores, Inc. (a)	5,600	78,960
Stein Mart, Inc. (a)	1,300	11,921
Target Corp.	81,700	3,423,230
The May Department Stores Co.	28,800	1,055,232
Tuesday Morning Corp. (a)	3,500	67,375
Value City Department Stores, Inc. (a)	500	1,800
Wal-Mart Stores, Inc.	396,800	24,605,568
		37,709,051
Specialty Retail - 2.7%
Aaron Rents, Inc. Class A	800	13,600
Abercrombie & Fitch Co. Class A (a)	7,274	193,779
AC Moore Arts & Crafts, Inc. (a)	400	14,432
American Eagle Outfitters, Inc. (a)	4,600	114,862
AnnTaylor Stores Corp. (a)	1,900	78,204
AutoNation, Inc. (a)	25,100	313,499
AutoZone, Inc. (a)	9,000	597,240
Barnes & Noble, Inc. (a)	5,600	173,544
bebe Stores, Inc. (a)	4,000	90,800
Bed Bath & Beyond, Inc. (a)	24,100	804,940
Best Buy Co., Inc. (a)	18,800	1,267,120
Blockbuster, Inc. Class A	4,800	113,280
Blue Rhino Corp. (a)	5,000	37,700
Books-A-Million, Inc. (a)	4,300	13,545

	Shares	Value (Note 1)
Borders Group, Inc. (a)	6,700	$ 143,313
Brookstone Co., Inc. (a)	400	5,840
Cato Corp. Class A	5,800	116,116
CDW Computer Centers, Inc. (a)	7,000	369,600
Charming Shoppes, Inc. (a)	9,200	69,368
Chico's FAS, Inc. (a)	3,600	121,824
Christopher & Banks Corp. (a)	3,725	107,057
Circuit City Stores, Inc. - Circuit City Group	18,000	321,840
Claire's Stores, Inc.	3,700	70,152
Cole National Corp. Class A (a)	1,000	15,960
CompuCom Systems, Inc. (a)	200	598
Copart, Inc. (a)	8,600	149,554
Cost Plus, Inc. (a)	3,425	87,338
CSK Auto Corp. (a)	1,700	13,940
Dress Barn, Inc. (a)	3,800	108,452
E Com Ventures, Inc. (a)	1,300	741
Electronics Boutique Holding Corp. (a)	1,700	59,347
Emerging Vision, Inc. (a)	3,800	304
Finish Line, Inc. Class A (a)	4,000	64,840
Finlay Enterprises, Inc. (a)	500	5,200
Foot Locker, Inc. (a)	9,700	160,050
Footstar, Inc. (a)	3,300	91,740
Friedmans, Inc. Class A	700	6,923
Gadzooks, Inc. (a)	3,100	56,575
Galyan's Trading Co., Inc.	5,100	63,138
Gap, Inc.	72,325	865,730
Gart Sports Co. (a)	700	18,270
Genesco, Inc. (a)	3,900	95,862
Good Guys, Inc. (a)	4,500	7,695
Goody's Family Clothing, Inc. (a)	1,100	4,895
Group 1 Automotive, Inc. (a)	3,200	120,096
Guitar Center, Inc. (a)	4,400	71,940
Gymboree Corp. (a)	5,800	78,010
Hancock Fabrics, Inc.	1,100	18,766
Haverty Furniture Companies, Inc.	1,400	27,594
Hibbett Sporting Goods, Inc. (a)	3,300	74,745
Hollywood Entertainment Corp. (a)	5,800	82,360
Home Depot, Inc.	209,100	10,455,000
Hot Topic, Inc. (a)	5,100	118,473
Hughes Supply, Inc.	2,900	91,814
Intimate Brands, Inc. Class A	41,220	796,783
Jo-Ann Stores, Inc. Class A (a)	500	6,925
Linens 'N Things, Inc. (a)	3,100	88,691
Lowe's Companies, Inc.	68,664	3,107,046
Major Automotive Companies, Inc. (a)	850	570
Michaels Stores, Inc. (a)	5,000	149,000
Monro Muffler Brake, Inc. (a)	1,100	17,875
Movie Gallery, Inc. (a)	5,200	68,848
Neff Corp. Class A (a)	2,100	1,323
O'Reilly Automotive, Inc. (a)	4,100	135,505
Office Depot, Inc. (a)	25,000	475,250
Officemax, Inc. (a)	6,900	27,945
Pacific Sunwear of California, Inc. (a)	2,200	53,944
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Payless ShoeSource, Inc. (a)	2,861	$ 170,058
PC Connection, Inc. (a)	2,250	19,463
PETsMART, Inc. (a)	14,500	155,005
Pier 1 Imports, Inc.	7,450	148,777
Pomeroy Computer Resources, Inc. (a)	200	2,808
RadioShack Corp.	15,640	429,162
Rainbow Rentals, Inc. (a)	900	6,966
Regis Corp.	3,500	88,830
Rent-A-Center, Inc. (a)	2,100	89,964
Rent-Way, Inc. (a)	2,570	14,135
Restoration Hardware, Inc. (a)	1,000	12,030
Rex Stores Corp. (a)	3,375	50,288
Ross Stores, Inc.	7,100	256,026
Sharper Image Corp. (a)	1,100	16,114
Sherwin-Williams Co.	12,200	322,324
Shoe Carnival, Inc. (a)	3,400	53,550
Software Spectrum, Inc. (a)	2,900	48,285
Sonic Automotive, Inc. Class A (a)	3,200	84,096
Sport Chalet (a)	100	1,006
Stage Stores, Inc. (a)	3,100	92,690
Staples, Inc. (a)	39,175	770,572
Talbots, Inc.	4,100	164,451
The Childrens Place Retail Stores, Inc. (a)	3,600	126,000
The Limited, Inc.	40,752	733,944
The Men's Wearhouse, Inc. (a)	3,300	81,048
The Pep Boys - Manny, Moe & Jack	4,200	58,884
The Sports Authority, Inc. (a)	1,300	11,700
Tiffany & Co., Inc.	12,500	410,125
TJX Companies, Inc.	22,400	850,528
Too, Inc. (a)	825	25,542
Toys 'R' Us, Inc. (a)	15,700	279,617
Tractor Supply Co. (a)	1,700	73,627
Transportation World Entertainment Corp. (a)	2,900	21,112
Tweeter Home Entertainment Group, Inc. (a)	2,600	44,200
Ultimate Electronics, Inc. (a)	3,000	71,160
United Auto Group, Inc. (a)	1,800	38,628
United Rentals, Inc. (a)	6,000	145,980
Urban Outfitters, Inc. (a)	3,100	73,470
West Marine, Inc. (a)	3,200	67,840
Wet Seal, Inc. Class A (a)	3,200	105,088
Whitehall Jewellers, Inc. (a)	800	11,160
Williams-Sonoma, Inc. (a)	4,700	213,145
Wilsons Leather Experts, Inc. (a)	5,800	65,482
Zale Corp. (a)	2,600	113,698
Zones, Inc. (a)	4,000	3,520
		29,719,408
Textiles & Apparel - 0.3%
Ashworth, Inc. (a)	400	2,860
Brown Shoe Co., Inc.	1,200	20,760

	Shares	Value (Note 1)
Burlington Industries, Inc. (a)	500	$ 33
Coach, Inc. (a)	3,259	162,494
Columbia Sportswear Co. (a)	2,800	85,176
Everlast Worldwide, Inc. (a)	1,000	2,440
Fossil, Inc. (a)	1,400	35,826
Garan, Inc.	200	8,780
Guess?, Inc. (a)	2,200	19,998
Jones Apparel Group, Inc. (a)	9,645	343,941
K-Swiss, Inc. Class A	2,600	91,182
Kellwood Co.	1,400	33,852
Kenneth Cole Productions, Inc. Class A (a)	3,900	70,044
Liz Claiborne, Inc.	9,300	281,883
Maxwell Shoe Co., Inc. Class A (a)	100	1,615
Movado Group, Inc.	400	7,360
Nautica Enterprises, Inc. (a)	6,400	86,592
NIKE, Inc. Class B	22,700	1,336,122
Oshkosh B'Gosh, Inc. Class A	2,500	99,475
Oxford Industries, Inc.	200	5,060
Phillips-Van Heusen Corp.	1,300	18,837
Polo Ralph Lauren Corp. Class A (a)	3,900	106,509
Polymer Group, Inc.	400	184
Quaker Fabric Corp. (a)	100	1,120
Quiksilver, Inc. (a)	1,100	20,306
Reebok International Ltd. (a)	5,600	155,008
Russell Corp.	1,900	29,203
Samsonite Corp. (a)	1,446	1,432
Saucony, Inc. Class B (a)	2,100	13,482
Skechers U.S.A., Inc. Class A (a)	4,300	61,877
Steven Madden Ltd. (a)	4,300	64,500
Stride Rite Corp.	2,000	15,500
Superior Uniform Group, Inc.	1,000	9,790
Tarrant Apparel Group (a)	2,700	12,555
Timberland Co. Class A (a)	2,900	102,892
Tropical Sportswear International Corp. (a)	100	2,109
Unifi, Inc. (a)	3,300	24,024
Uniroyal Technology Corp. (a)	1,900	722
Vans, Inc. (a)	5,400	74,520
VF Corp.	8,800	370,040
Wellman, Inc.	1,600	23,360
Wolverine World Wide, Inc.	2,800	43,344
		3,846,807
TOTAL CONSUMER DISCRETIONARY		164,466,103
CONSUMER STAPLES - 7.7%
Beverages - 2.2%
Adolph Coors Co. Class B	3,300	199,683
Anheuser-Busch Companies, Inc.	77,700	3,951,045
Boston Beer Co., Inc. Class A (a)	600	7,890
Brown-Forman Corp. Class B (non-vtg.)	7,800	530,010
Chalone Wine Group, Inc. (a)	200	2,250
Coca-Cola Bottling Co. Consolidated	500	22,125
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	41,300	$ 719,859
Constellation Brands, Inc. Class A (a)	4,000	217,400
National Beverage Corp. (a)	600	7,650
Pepsi Bottling Group, Inc.	22,200	551,670
PepsiAmericas, Inc.	10,200	139,944
PepsiCo, Inc.	157,200	7,938,600
Robert Mondavi Corp. Class A (a)	500	18,750
The Coca-Cola Co.	222,400	10,539,536
		24,846,412
Food & Drug Retailing - 1.2%
7-Eleven, Inc. (a)	12,900	115,197
Albertson's, Inc.	33,259	1,006,417
Casey's General Stores, Inc.	9,700	117,079
CVS Corp.	34,586	944,890
Duane Reade, Inc. (a)	3,400	106,420
Fleming Companies, Inc.	4,700	76,610
Great Atlantic & Pacific Tea, Inc. (a)	1,200	32,520
Kroger Co. (a)	68,180	1,510,187
Longs Drug Stores Corp.	5,400	141,480
Nash-Finch Co.	200	5,724
NuCo2, Inc. (a)	700	8,876
Pathmark Stores, Inc. (a)	5,400	128,304
Performance Food Group Co. (a)	6,000	223,740
Rite Aid Corp. (a)	39,000	130,260
Safeway, Inc. (a)	42,800	1,839,544
SUPERVALU, Inc.	8,844	229,502
Sysco Corp.	56,391	1,667,482
The Pantry, Inc. (a)	900	3,150
United Natural Foods, Inc. (a)	4,100	97,252
Walgreen Co.	92,100	3,706,104
Weis Markets, Inc.	5,800	161,588
Whole Foods Market, Inc. (a)	6,200	275,590
Wild Oats Markets, Inc. (a)	6,075	48,904
Winn-Dixie Stores, Inc.	15,600	261,300
		12,838,120
Food Products - 1.3%
Alico, Inc.	200	5,778
American Italian Pasta Co. Class A (a)	1,000	45,030
Archer-Daniels-Midland Co.	64,510	893,464
Bridgford Foods Corp.	400	4,260
Bunge Ltd.	6,600	129,690
Campbell Soup Co.	39,500	1,056,230
Central Garden & Pet Co. Class A (a)	5,500	50,930
Chiquita Brands International, Inc. (a)	800	528
ConAgra Foods, Inc.	49,531	1,159,521
Corn Products International, Inc.	2,600	79,950
Dean Foods Co. (a)	3,815	273,421
Del Monte Foods Co. (a)	2,900	24,360
Delta & Pine Land Co.	2,500	47,350
Dole Food Co., Inc.	3,500	103,355

	Shares	Value (Note 1)
Dreyer's Grand Ice Cream, Inc.	4,500	$ 196,695
Farmer Brothers Co.	100	28,670
Flowers Foods, Inc. (a)	2,130	52,739
Fresh Del Monte Produce Inc.	4,500	78,525
Gardenburger, Inc. (a)	400	196
General Mills, Inc.	30,500	1,410,015
Genesee Corp. Class B	100	1,902
H.J. Heinz Co.	32,600	1,329,102
Hain Celestial Group, Inc. (a)	4,468	91,817
Hershey Foods Corp.	13,300	939,645
Hines Horticulture, Inc. (a)	800	3,000
Horizon Organic Holding Corp. (a)	200	3,110
Hormel Foods Corp.	9,600	262,752
International Multifoods Corp. (a)	1,000	21,050
Interstate Bakeries Corp.	5,000	126,150
J&J Snack Foods Corp. (a)	300	11,103
J.M. Smucker Co.	1,700	59,398
Kellogg Co.	38,000	1,312,900
Kraft Foods, Inc. Class A	27,900	1,090,890
Lance, Inc.	1,500	21,675
M&F Worldwide Corp. (a)	500	1,225
Maui Land & Pineapple, Inc. (a)	300	6,303
McCormick & Co., Inc. (non-vtg.)	4,800	235,200
Northland Cranberries, Inc. Class A (a)	50	44
Pilgrims Pride Corp. Class B	1,200	14,880
Ralcorp Holdings, Inc. (a)	1,680	44,016
Rica Foods, Inc. (a)	500	435
Riviana Foods, Inc.	700	14,742
Sanderson Farms, Inc.	200	5,118
Sara Lee Corp.	73,251	1,532,411
Seaboard Corp.	100	28,000
Sensient Technologies Corp.	3,900	83,031
Smithfield Foods, Inc. (a)	7,400	182,780
Suprema Specialties, Inc. (a)	4,000	34,680
Tasty Baking Co.	200	3,800
Tejon Ranch Co. (a)	700	18,410
Tootsie Roll Industries, Inc.	3,166	140,412
Tyson Foods, Inc. Class A	26,366	342,494
Wm. Wrigley Jr. Co.	21,700	1,216,068
Zapata Corp. (a)	110	3,020
		14,822,270
Household Products - 1.5%
Church & Dwight, Inc.	2,500	77,250
Clorox Co.	18,758	821,413
Colgate-Palmolive Co.	50,500	2,826,990
Kimberly-Clark Corp.	48,138	3,013,439
Mace Security International, Inc. (a)	2,200	2,002
Oil-Dri Corp. of America	600	4,740
Procter & Gamble Co.	116,100	9,844,119
The Dial Corp.	6,700	112,560
WD-40 Co.	900	25,119
		16,727,632
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Alberto-Culver Co. Class B	4,200	$ 218,694
Avon Products, Inc.	19,300	997,617
BriteSmile, Inc. (a)	2,800	12,404
Chattem, Inc. (a)	400	6,820
Chromatics Color Sciences International, Inc. (a)	500	19
Del Laboratories, Inc.	221	3,801
Elizabeth Arden, Inc. (a)	7,100	52,540
Estee Lauder Companies, Inc. Class A	9,600	299,520
First Years, Inc.	2,500	29,625
Gillette Co.	93,600	3,200,184
Herbalife International, Inc. Class A	433	5,997
Inter Parfums, Inc. (a)	450	3,263
Nature's Sunshine Products, Inc.	700	8,855
NBTY, Inc. (a)	8,600	127,624
Nu Skin Enterprises, Inc. Class A	700	7,000
Playtex Products, Inc. (a)	3,800	37,050
Revlon, Inc. Class A (a)	7,600	38,228
Water Pik Technologies, Inc. (a)	2,441	21,237
		5,070,478
Tobacco - 1.0%
DIMON, Inc.	1,100	8,195
Philip Morris Companies, Inc.	193,000	10,163,380
RJ Reynolds Tobacco Holdings, Inc.	8,500	558,025
Schweitzer-Mauduit International, Inc.	500	11,375
Universal Corp.	3,200	117,504
UST, Inc.	15,700	547,302
		11,405,781
TOTAL CONSUMER STAPLES		85,710,693
ENERGY - 5.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	2,800	111,860
Baker Hughes, Inc.	27,050	955,136
BJ Services Co. (a)	12,400	411,060
Buckeye Partners LP	2,000	72,000
Cal Dive International, Inc. (a)	6,100	139,824
Carbo Ceramics, Inc.	700	27,650
Chiles Offshore, Inc. (a)	4,683	89,679
Cooper Cameron Corp. (a)	3,900	175,110
Diamond Offshore Drilling, Inc.	9,300	269,421
Dril-Quip, Inc. (a)	1,000	23,440
ENSCO International, Inc.	9,200	234,324
FMC Technologies, Inc. (a)	9,494	176,683
Friede Goldman Halter, Inc. (a)	1,056	116
Global Industries Ltd. (a)	14,800	131,720
GlobalSantaFe Corp.	20,646	570,862
Grant Prideco, Inc. (a)	6,800	85,068
Gulf Island Fabrication, Inc. (a)	300	3,945
Halliburton Co.	35,100	577,746

	Shares	Value (Note 1)
Hanover Compressor Co. (a)	5,900	$ 103,545
Helmerich & Payne, Inc.	6,200	209,188
Horizon Offshore, Inc. (a)	7,900	61,620
Hydril Co. (a)	4,200	88,326
Input/Output, Inc. (a)	3,500	26,565
Kaneb Services LLC	900	16,812
Key Energy Services, Inc. (a)	9,800	89,964
Lone Star Technologies, Inc. (a)	3,400	55,318
Lufkin Industries, Inc.	100	2,210
Maverick Tube Corp. (a)	2,600	36,140
Metretek Technologies, Inc. (a)	2,900	1,363
Mitcham Industries, Inc. (a)	1,500	6,075
Nabors Industries, Inc. (a)	10,630	377,046
National-Oilwell, Inc. (a)	3,707	77,513
Newpark Resources, Inc. (a)	2,100	13,944
Noble Drilling Corp. (a)	9,700	341,731
NS Group, Inc. (a)	800	6,856
Oceaneering International, Inc. (a)	4,600	125,350
Offshore Logistics, Inc. (a)	4,200	69,636
OSCA, Inc. Class A (a)	2,800	77,840
Parker Drilling Co. (a)	2,900	12,209
Patterson-UTI Energy, Inc. (a)	5,700	139,479
Plains All American Pipeline LP	2,000	49,860
Pride International, Inc. (a)	17,100	220,248
Rowan Companies, Inc. (a)	3,700	69,005
Schlumberger Ltd. (NY Shares)	49,472	2,879,765
SEACOR SMIT, Inc. (a)	1,350	58,712
Smith International, Inc. (a)	3,400	219,810
Superior Energy Services, Inc. (a)	1,200	11,160
T-3 Energy Services, Inc. (a)	10	77
TETRA Technologies, Inc. (a)	3,400	84,184
Tidewater, Inc.	6,300	245,574
Transocean Sedco Forex, Inc.	25,597	716,972
Trico Marine Services, Inc. (a)	1,000	6,910
UNIFAB International, Inc. (a)	100	23
Unit Corp. (a)	1,500	20,940
Universal Compression Holdings, Inc. (a)	4,900	122,451
Varco International, Inc. (a)	11,246	179,936
Veritas DGC, Inc. (a)	6,200	85,622
W-H Energy Services, Inc. (a)	2,800	62,916
Weatherford International, Inc. (a)	8,780	404,758
		11,433,297
Oil & Gas - 4.4%
Amerada Hess Corp.	6,900	477,963
American International Petroleum Corp. (a)	100	9
Anadarko Petroleum Corp.	20,668	1,076,803
Apache Corp.	10,780	568,645
Ashland, Inc.	7,700	334,103
Benton Oil & Gas Co. (a)	1,200	3,240
Berry Petroleum Co. Class A	700	9,345
BP Prudhoe Bay Royalty Trust	9,600	114,816
Burlington Resources, Inc.	16,900	635,102
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Cabot Oil & Gas Corp. Class A	5,400	$ 108,540
Chesapeake Energy Corp. (a)	9,238	57,922
ChevronTexaco Corp.	95,989	8,105,311
Comstock Resources, Inc. (a)	1,100	7,260
Conoco, Inc.	58,689	1,623,338
Contour Energy Co. (a)	660	370
Denbury Resources, Inc. (a)	1,500	10,532
Devon Energy Corp.	12,455	544,034
EEX Corp. (a)	1,433	3,009
Encore Acquisition Co.	7,300	95,265
Enterprise Products Partners LP	4,300	213,710
EOG Resources, Inc.	10,200	358,938
Equitable Resources, Inc.	4,500	147,060
Evergreen Resources, Inc. (a)	1,900	79,420
Exxon Mobil Corp.	609,412	25,168,716
Forest Oil Corp. (a)	3,580	91,970
Frontier Oil Corp.	4,000	73,200
Giant Industries, Inc. (a)	100	900
Harken Energy Corp. (a)	470	414
Holly Corp.	1,000	18,800
Houston Exploration Co. (a)	1,500	47,025
Hugoton Royalty Trust	2,400	25,056
KCS Energy, Inc. (a)	11,500	28,290
Kerr-McGee Corp.	7,715	426,562
Key Production Co., Inc. (a)	1,400	23,590
Magnum Hunter Resources, Inc. (a)	400	3,004
Marathon Oil Corp.	27,600	759,000
Meridian Resource Corp. (a)	1,400	4,802
Mission Resources Corp. (a)	5,500	15,400
Murphy Oil Corp.	4,500	387,810
National Energy Group, Inc. (a)	71	21
Newfield Exploration Co. (a)	5,200	188,708
Noble Affiliates, Inc.	3,800	137,560
Nuevo Energy Co. (a)	5,200	71,760
Occidental Petroleum Corp.	37,100	995,764
Ocean Energy, Inc.	16,128	294,336
Patina Oil & Gas Corp.	700	19,040
Penn Virginia Corp.	100	3,611
Pennzoil-Quaker State Co.	5,892	83,077
Phillips Petroleum Co.	33,840	2,000,282
Pioneer Natural Resources Co. (a)	6,300	124,866
Plains Resources, Inc. (a)	1,200	27,000
Pogo Producing Co.	3,300	89,100
Prima Energy Corp. (a)	450	9,783
Prize Energy Corp. (a)	200	4,698
Pure Resources, Inc. (a)	2,800	56,000
Range Resources Corp. (a)	1,200	5,580
Remington Oil & Gas Corp. (a)	5,600	99,176
Resource America, Inc. Class A	2,300	21,252
Seven Seas Petroleum Corp. (a)	1,700	3,893
Spinnaker Exploration Co. (a)	1,500	61,545

	Shares	Value (Note 1)
St. Mary Land & Exploration Co.	1,000	$ 21,700
Stone Energy Corp. (a)	2,790	102,867
Sunoco, Inc.	6,600	254,232
Swift Energy Co. (a)	2,800	50,512
Syntroleum Corp. (a)	1,600	9,408
TEPPCO Partners LP	3,000	85,950
Tesoro Petroleum Corp. (a)	8,000	93,600
Tom Brown, Inc. (a)	6,100	163,968
Unocal Corp.	23,400	840,762
Valero Energy Corp.	7,900	338,357
Vintage Petroleum, Inc.	3,700	38,850
Western Gas Resources, Inc.	2,400	76,944
Westport Resources Corp. (a)	4,153	75,668
Williams Clayton Energy, Inc. (a)	2,400	23,064
XTO Energy, Inc.	8,225	154,959
		48,277,167
TOTAL ENERGY		59,710,464
FINANCIALS - 20.0%
Banks - 6.8%
1st Source Corp.	541	11,550
Abigail Adams National Bancorp, Inc.	250	3,625
Alabama National Bancorp	200	6,600
Allegiant Bancorp, Inc.	100	1,555
Ambanc Holding Co., Inc.	300	6,420
Amcore Financial, Inc.	3,800	85,500
American Pacific Bank of Oregon Class B (a)	880	2,983
AmSouth Bancorp.	37,419	791,412
Anchor Bancorp Wisconsin, Inc.	800	15,320
Area Bankshares Corp.	600	12,174
Associated Banc-Corp.	8,497	311,500
Astoria Financial Corp.	12,250	365,173
BancFirst Corp.	100	3,655
BancorpSouth, Inc.	5,100	94,350
Bank of America Corp.	141,272	9,034,344
Bank of Granite Corp.	100	1,980
Bank of New York Co., Inc.	67,800	2,551,992
Bank One Corp.	105,967	3,797,857
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	500	5,715
Banknorth Group, Inc.	16,959	423,805
BankUnited Financial Corp. Class A (a)	5,100	77,775
Bay View Capital Corp. (a)	4,612	30,070
BB&T Corp.	42,848	1,585,804
Bedford Bancshares, Inc.	300	4,211
Big Foot Financial Corp.	700	10,864
BOK Financial Corp.	3,278	104,601
Boston Private Financial Holdings, Inc.	669	15,313
Brookline Bancorp, Inc.	600	9,828
BSB Bancorp, Inc.	100	2,654
Camco Financial Corp.	404	5,284
Capital Corp. of the West	945	16,878
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Capital Crossing Bank (a)	1,000	$ 19,000
Capitol Federal Financial	4,800	110,832
Cathay Bancorp, Inc.	300	19,575
CFS Bancorp, Inc.	800	10,768
Charter One Financial, Inc.	23,019	701,159
Chemical Financial Corp.	840	24,402
Chittenden Corp.	1,625	44,606
Citizens Banking Corp.	3,000	95,400
Citizens First Financial Corp.	600	10,530
City National Corp.	3,905	198,452
Colonial Bancgroup, Inc.	7,100	101,317
Columbia Banking Systems, Inc. (a)	2,600	31,200
Comerica, Inc.	15,765	943,535
Commerce Bancorp, Inc., New Jersey	4,600	191,360
Commerce Bancshares, Inc.	8,849	369,357
Commercial Federal Corp.	3,650	91,250
Community Bank System, Inc.	100	2,888
Community Capital Corp.	420	4,977
Community First Bankshares, Inc.	4,000	101,040
Compass Bancshares, Inc.	15,950	477,703
Corus Bankshares, Inc.	600	29,010
Cullen/Frost Bankers, Inc.	5,100	175,695
CVB Financial Corp.	1,462	26,170
Dime Community Bancorp, Inc.	100	2,930
Downey Financial Corp.	1,500	71,220
East West Bancorp, Inc.	5,300	153,435
Eastern Virgina Bankshares, Inc.	800	12,560
Fidelity Bankshares, Inc.	7,200	123,120
Fifth Third Bancorp	52,736	3,362,447
First BanCorp Puerto Rico	1,200	33,480
First Busey Corp.	100	2,013
First Charter Corp.	3,200	55,936
First Citizen Bancshares, Inc.	600	60,000
First Commonwealth Financial Corp.	2,800	34,440
First Financial Bancorp, Ohio	2,520	39,740
First Financial Bankshares, Inc.	250	8,125
First Financial Corp., Rhode Island	700	22,540
First Indiana Corp.	125	2,100
First Midwest Bancorp, Inc., Delaware	3,250	93,113
First Niagara Financial Group, Inc.	600	10,950
First Securityfed Financial, Inc.	800	15,600
First Sentinel Bancorp, Inc.	800	10,208
First Tennessee National Corp.	9,700	334,650
First Virginia Banks, Inc.	6,700	354,162
FirstFed Financial Corp., Delaware (a)	200	5,280
FirstMerit Corp.	11,900	325,822
FleetBoston Financial Corp.	95,547	3,189,359
Flushing Financial Corp.	200	3,380
FNB Corp., Pennsylvania	1,131	32,822
Frontier Financial Corp., Washington	800	20,360
Fulton Financial Corp.	5,565	129,665

	Shares	Value (Note 1)
GBC Bancorp	300	$ 9,822
Gold Banc Corp., Inc.	5,188	37,717
Golden State Bancorp, Inc.	15,536	473,537
Golden West Financial Corp., Delaware	15,700	1,000,875
Greater Bay Bancorp	6,500	207,025
Greenpoint Financial Corp.	9,620	423,280
GS Financial Corp.	600	9,060
Guaranty Federal Bancshares, Inc.	900	12,150
Gulf West Banks, Inc.	661	7,720
Hancock Holding Co.	300	14,941
Harbor Florida Bancshares, Inc.	500	9,750
Harleysville National Corp.	310	7,053
Heritage Commerce Corp. (a)	600	4,656
Heritage Financial Corp., Washington	1,300	16,081
Hibernia Corp. Class A	11,300	207,920
Home City Financial Corp.	800	9,200
Hudson City Bancorp, Inc.	7,100	224,786
Hudson United Bancorp	4,291	131,734
Huntington Bancshares, Inc.	29,602	546,157
Independence Community Bank Corp.	7,900	217,250
IndyMac Bancorp, Inc. (a)	8,600	211,388
Integra Bank Corp.	500	9,930
International Bancshares Corp.	2,093	90,711
Investors Financial Services Corp.	3,700	257,076
Irwin Financial Corp.	5,100	83,640
ITLA Capital Corp. (a)	900	20,870
KeyCorp	40,700	1,020,756
Life Financial Corp. (a)	40	124
M&T Bank Corp.	9,823	751,460
MAF Bancorp., Inc.	900	28,791
Marshall & Ilsley Corp.	11,100	676,989
Mellon Financial Corp.	41,800	1,504,800
Mercantile Bankshares Corp.	9,200	403,052
Mid-State Bancshares	400	6,628
MidAmerica Bancorp	103	3,579
Mississippi Valley Bancshares, Inc.	100	3,980
Mystic Financial, Inc.	600	9,090
Nara Bancorp, Inc.	400	7,404
National City Corp.	56,220	1,603,394
National Commerce Financial Corp.	22,220	585,497
National Penn Bancshares, Inc.	540	11,961
NBT Bancorp, Inc.	400	5,620
NetBank, Inc. (a)	5,200	71,864
New York Community Bancorp, Inc.	11,961	350,936
North Fork Bancorp, Inc.	12,278	424,573
Northern Trust Corp.	21,200	1,147,344
Northway Financial, Inc.	400	11,400
Northwest Bancorp, Inc.	1,200	14,160
Ocwen Financial Corp. (a)	5,397	36,700
Old National Bancorp	4,068	95,557
Omega Financial Corp.	100	3,120
Oregon Trail Financial Corp.	800	14,520
Pacific Capital Bancorp	1,300	38,805
Pacific Century Financial Corp.	5,400	136,728
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Park National Corp.	900	$ 87,363
People's Bank, Connecticut	11,200	256,592
Peoples Financial Corp., Ohio	1,300	15,756
PFF Bancorp, Inc.	200	5,810
PFS Bancorp, Inc. (a)	100	1,390
PNC Financial Services Group, Inc.	27,100	1,488,874
Popular, Inc.	16,300	473,026
Provident Bankshares Corp.	914	22,082
Provident Financial Group, Inc.	7,500	182,175
Provident Financial Holdings, Inc. (a)	600	16,230
R&G Financial Corp. Class B	3,900	81,900
Regions Financial Corp.	24,066	782,145
Republic Bancorp, Inc.	8,929	110,720
Resource Bancshares Mortgage Group, Inc.	4,705	74,574
Riggs National Corp.	7,400	105,820
Roslyn Bancorp, Inc.	13,440	269,875
S&T Bancorp, Inc.	1,100	26,477
Sandy Spring Bancorp, Inc.	300	9,372
Santander Bancorp	2,000	38,740
Seacoast Financial Services Corp.	1,938	36,744
Silicon Valley Bancshares (a)	5,900	163,784
Sky Financial Group, Inc.	12,540	260,957
South Financial Group, Inc.	1,900	36,575
SouthTrust Corp.	34,200	864,234
Southwest Bancorp of Texas, Inc. (a)	5,000	153,750
Sovereign Bancorp, Inc.	29,994	380,024
Staten Island Bancorp, Inc.	3,400	63,070
Sterling Bancshares, Inc.	1,600	21,264
Sterling Financial Corp.	121	2,299
Sun Bancorp, Inc., New Jersey	4,194	53,054
SunTrust Banks, Inc.	27,428	1,722,204
Susquehanna Bancshares, Inc.	2,100	48,216
SVB Financial Services, Inc.	330	4,191
Synovus Financial Corp.	28,500	835,050
TCF Financial Corp.	5,800	298,120
Texas Regional Bancshares, Inc. Class A	640	25,267
TIB Financial Corp.	900	11,025
Trust Co. of New Jersey	500	11,750
Trustco Bank Corp.	3,749	48,062
Trustmark Corp.	4,100	100,122
U.S. Bancorp, Delaware	176,768	3,685,613
UAB Financial Corp.	1,680	66,898
UCBH Holdings, Inc.	5,000	166,450
Union Community Bancorp	658	9,087
Union Planters Corp.	14,687	683,827
UnionBanCal Corp.	12,000	456,000
United Bankshares, Inc.	2,500	71,675
United Community Financial Corp.	7,100	52,540
United National Bancorp, New Jersey	300	6,654
USABancShares.com, Inc. (a)	3,800	912

	Shares	Value (Note 1)
Valley National Bancorp	5,510	$ 191,087
W Holding Co., Inc.	1,400	23,170
Wachovia Corp.	124,036	4,121,716
Washington Federal, Inc.	11,203	290,606
Washington Mutual, Inc.	87,574	2,848,782
Waypoint Financial Corp.	8,400	135,996
Webster Financial Corp.	7,968	279,358
Wells Fargo & Co.	151,810	7,119,889
WesBanco, Inc.	700	14,350
West Coast Bancorp, Oregon	242	3,388
Westamerica Bancorp.	3,600	148,068
Westcorp	700	11,585
Westcorp rights 3/4/02 (a)	700	49
Whitney Holding Corp.	1,600	74,528
Wilmington Trust Corp.	2,200	144,298
Wintrust Financial Corp.	2,900	94,453
Zions Bancorp	10,168	537,379
		75,320,677
Diversified Financials - 6.5%
A.B. Watley Group, Inc. (a)	1,100	1,320
A.G. Edwards, Inc.	5,900	241,015
Aames Financial Corp. (a)	700	238
Actrade Financial Technologies Ltd. (a)	2,900	41,006
Advanta Corp. Class A	2,600	24,830
Affiliated Managers Group, Inc. (a)	1,700	113,271
Affinity Technology Group, Inc. (a)	10,600	954
Alliance Capital Management Holding LP	7,800	352,092
Allied Capital Corp.	10,800	294,624
AMBAC Financial Group, Inc.	9,300	577,065
American Capital Strategies Ltd.	5,800	165,996
American Express Co.	119,000	4,337,550
American Home Mortgage Holdings, Inc.	4,500	54,990
American National Financial, Inc.	7,700	60,368
AmeriCredit Corp. (a)	7,800	182,130
Ameritrade Holding Corp. Class A (a)	11,000	58,300
Bear Stearns Companies, Inc.	7,714	424,964
BlackRock, Inc. Class A (a)	1,500	66,750
Capital One Financial Corp.	18,100	891,787
Cash America International, Inc.	800	6,320
Charles Schwab Corp.	116,802	1,523,098
Charter Municipal Mortgage Acceptance Co.	2,800	44,352
Citigroup, Inc.	455,220	20,598,705
CompuCredit Corp. (a)	4,700	24,957
Consumer Portfolio Services, Inc. (a)	2,400	3,720
Countrywide Credit Industries, Inc.	9,500	389,975
Credit Acceptance Corp. (a)	2,800	27,832
Doral Financial Corp.	4,600	157,964
DVI, Inc. (a)	800	13,496
E*TRADE Group, Inc. (a)	29,315	237,452
E-Loan, Inc. (a)	3,900	4,758
Eaton Vance Corp. (non-vtg.)	6,100	233,020
Equitex, Inc.	3,100	8,959
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
eSpeed, Inc. Class A (a)	5,100	$ 45,798
Fannie Mae	89,700	7,019,025
Farmer Mac Class A (multi-vtg.) (a)	700	23,940
Federated Investors, Inc. Class B (non-vtg.)	12,749	402,613
Financial Federal Corp. (a)	1,500	44,325
Finova Group, Inc. (a)	3,400	1,292
First Albany Companies, Inc.	1,389	9,376
Franklin Resources, Inc.	24,700	1,009,242
Freddie Mac	62,800	4,002,872
Friedman, Billings, Ramsey Group, Inc. Class A (a)	2,500	16,250
Gabelli Asset Management, Inc. Class A (a)	600	23,100
Goldman Sachs Group, Inc.	16,800	1,359,792
Hamilton Bancorp, Inc. (a)	3,000	15
Harbourton Financial Corp. (a)	700	567
Harris & Harris Group, Inc. (a)	6,500	14,562
Hoenig Group, Inc. (a)	1,200	14,712
Household International, Inc.	39,419	2,030,079
Imperial Credit Industries, Inc. (a)	1,200	312
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc.	8,400	59,640
J.P. Morgan Chase & Co.	175,000	5,118,750
JB Oxford Holdings, Inc. (a)	13,100	18,471
Jefferies Group, Inc.	1,900	82,403
John Nuveen Co. Class A	5,450	286,125
Kinder Morgan Management LLC	2,297	67,899
Knight Trading Group, Inc. (a)	8,800	70,048
LaBranche & Co., Inc. (a)	3,600	112,500
Legg Mason, Inc.	4,500	235,890
Lehman Brothers Holdings, Inc.	20,000	1,130,000
Leucadia National Corp.	6,500	206,375
MBNA Corp.	73,600	2,552,448
Medallion Financial Corp.	100	889
Merrill Lynch & Co., Inc.	73,600	3,529,120
Metris Companies, Inc.	5,035	81,970
Meyerson & Co., Inc. (a)	1,900	760
MFN Financial Corp.:
warrants 3/23/02 (a)	10	0
warrants 3/23/03 (a)	10	0
warrants 3/23/04 (a)	10	0
MicroFinancial, Inc.	100	700
Moody's Corp.	15,200	562,400
Morgan Stanley Dean Witter & Co.	98,900	4,857,968
NCO Portfolio Management, Inc. (a)	930	6,324
Neuberger Berman, Inc.	5,250	221,655
New Century Financial Corp.	5,900	93,515
NextCard, Inc. (a)	3,500	490
Olympic Cascade Financial Corp. (a)	1,200	744
Paulson Capital Corp. (a)	1,300	8,905

	Shares	Value (Note 1)
Point West Capital Corp. (a)	2,800	$ 56
Principal Financial Group, Inc.	37,200	906,192
Providian Financial Corp.	34,400	133,816
Raymond James Financial, Inc.	3,450	109,710
Saxon Capital, Inc. (a)	2,400	26,640
SEI Investments Co.	10,600	420,820
Siebert Financial Corp. (a)	2,700	12,285
Soundview Technology Group, Inc. (a)	5,500	13,750
State Street Corp.	29,100	1,475,370
Stifel Financial Corp.	1,000	11,820
Stilwell Financial, Inc.	17,000	387,770
Stockwalk Group, Inc. (a)	767	12
Student Loan Corp.	2,800	253,512
SWS Group, Inc.	2,406	46,316
T. Rowe Price Group, Inc.	13,100	521,511
TechSys, Inc. (a)	800	520
THCG, Inc.	1,400	126
USA Education, Inc.	13,150	1,219,663
Waddell & Reed Financial, Inc. Class A	5,968	183,874
Walter Industries, Inc.	6,100	70,699
Waterside Capital Corp. (a)	1,100	2,959
WFS Financial, Inc. (a)	3,400	64,362
WFS Financial, Inc. rights 3/4/02 (a)	3,400	544
Winfield Capital Corp.	1,500	1,905
World Acceptance Corp. (a)	300	2,070
Ziegler Companies, Inc.	500	7,250
		72,361,271
Insurance - 5.3%
21st Century Holding Co.	1,300	4,811
21st Century Insurance Group	9,800	167,090
Acceptance Insurance Co., Inc. (a)	13,100	67,727
AFLAC, Inc.	45,100	1,159,070
Alfa Corp.	6,800	184,960
Allcity Insurance Co. (a)	9,500	2,945
Alleghany Corp.	710	137,918
Allmerica Financial Corp.	4,700	204,356
Allstate Corp.	63,249	2,214,980
American Financial Group, Inc., Ohio	6,000	157,920
American International Group, Inc.	230,395	17,042,318
American National Insurance Co.	2,500	223,025
American Physicians Capital, Inc. (a)	4,400	78,276
AmerUs Group Co.	3,467	118,502
Aon Corp.	21,950	760,129
Arch Capital Group Ltd. (a)	5,100	137,190
Argonaut Group, Inc.	3,000	60,150
Arthur J. Gallagher & Co.	6,700	233,562
Atlantic American Corp. (a)	100	215
Baldwin & Lyons, Inc. Class B	3,500	74,375
Berkshire Hathaway, Inc. Class A (a)	128	9,344,000
Brown & Brown, Inc.	4,700	164,359
Ceres Group, Inc. (a)	1,100	4,114
Cincinnati Financial Corp.	14,300	575,003
Citizens Financial Corp. (a)	200	1,620
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Citizens, Inc. Class A (a)	1,926	$ 22,631
Clark/Bardes, Inc. (a)	1,100	27,984
CNA Financial Corp. (a)	18,800	545,388
CNA Surety Corp.	9,500	135,850
Commerce Group, Inc.	3,500	130,165
Conseco, Inc. (a)	27,140	101,775
Cotton States Life Insurance Co.	500	4,780
Crawford & Co. Class B	4,000	48,600
Danielson Holding Corp. (a)	1,300	7,800
Delphi Financial Group, Inc. Class A	1,460	54,297
Donegal Group, Inc. Class B	5,866	54,554
EMC Insurance Group	3,600	58,860
Erie Indemnity Co. Class A	5,300	208,184
FBL Financial Group, Inc. Class A	1,870	33,567
Fidelity National Financial, Inc.	7,606	201,711
Financial Industries Corp.	1,270	17,628
First American Corp., California	6,100	120,719
FPIC Insurance Group, Inc. (a)	2,900	35,989
Fremont General Corp.	11,400	60,192
Gainsco, Inc. (a)	1,500	450
Great American Financial Resources, Inc.	3,000	50,970
Harleysville Group, Inc.	3,500	89,145
Hartford Financial Services Group, Inc.	21,700	1,453,900
HCC Insurance Holdings, Inc.	5,400	152,172
Highlands Insurance Group, Inc. (a)	11,800	472
Hilb, Rogal & Hamilton Co.	2,600	92,430
Horace Mann Educators Corp.	4,500	101,430
Independence Holding Co. (a)	1,360	23,120
Investors Title Co.	3,900	68,562
Jefferson-Pilot Corp.	12,350	624,540
John Hancock Financial Services, Inc.	27,900	1,071,639
Kansas City Life Insurance Co.	900	32,580
LandAmerica Financial Group, Inc.	1,400	41,958
Lincoln National Corp.	14,900	763,029
Loews Corp.	17,000	991,610
Markel Corp. (a)	900	179,100
Marsh & McLennan Companies, Inc.	25,250	2,665,138
MBIA, Inc.	13,139	767,975
Meadowbrook Insurance Group, Inc.	600	2,010
MEEMIC Holdings, Inc. (a)	3,500	73,500
Mercury General Corp.	4,800	207,360
MetLife, Inc.	64,300	2,049,884
MGIC Investment Corp.	9,500	637,640
MIIX Group, Inc.	1,100	3,465
National Security Group, Inc.	5,060	71,599
National Western Life Insurance Co. Class A (a)	200	20,850
Nationwide Financial Services, Inc. Class A	1,700	68,816
Navigators Group, Inc. (a)	3,700	75,110

	Shares	Value (Note 1)
Nymagic, Inc.	3,800	$ 75,734
Odyssey Re Holdings Corp.	17,000	281,690
Ohio Casualty Corp. (a)	5,300	99,322
Old Republic International Corp.	10,550	337,178
Penn Treaty American Corp. (a)	600	3,156
Penn-America Group, Inc.	6,000	82,800
Philadelphia Consolidated Holding Corp. (a)	2,000	82,240
Phoenix Companies, Inc.	8,400	150,360
PICO Holdings, Inc. (a)	6,200	78,554
PMA Capital Corp. Class A	5,400	110,160
Preserver Group, Inc. (a)	9,400	72,380
Presidential Life Corp.	2,200	45,606
ProAssurance Corp. (a)	5,915	96,119
Progressive Corp.	6,500	1,012,700
Protective Life Corp.	4,986	154,865
Prudential Financial, Inc.	50,200	1,534,614
Radian Group, Inc.	8,320	388,294
Reinsurance Group of America, Inc.	3,600	106,920
RLI Corp.	2,500	123,750
RTW, Inc. (a)	2,900	2,262
SAFECO Corp.	11,300	383,635
SCPIE Holding, Inc.	3,800	70,186
Selective Insurance Group, Inc.	2,900	64,873
StanCorp Financial Group, Inc.	4,000	215,400
State Auto Financial Corp.	7,600	114,608
Stewart Information Services Corp. (a)	1,400	23,800
The Chubb Corp.	15,064	1,131,909
The Midland Co.	2,600	108,550
The MONY Group, Inc.	6,782	267,753
The PMI Group, Inc.	3,950	279,858
The St. Paul Companies, Inc.	18,406	900,053
Torchmark Corp.	9,800	393,862
Transatlantic Holdings, Inc.	4,950	431,492
Triad Guaranty, Inc. (a)	3,100	127,844
UICI (a)	4,400	61,820
Unico American Corp.	9,300	61,845
United Fire & Casualty Co.	3,500	105,525
United Trust Group, Inc. (a)	300	2,100
Unitrin, Inc.	7,300	288,204
Universal American Financial Corp. (a)	1,500	9,450
UnumProvident Corp.	18,893	535,050
Vesta Insurance Group Corp.	2,600	13,884
W.R. Berkley Corp.	2,900	158,050
Wesco Financial Corp.	900	279,900
White Mountains Insurance Group Ltd.	900	295,200
Zenith National Insurance Corp.	4,200	123,060
		58,656,358
Real Estate - 1.4%
Alexander's, Inc. (a)	100	5,739
Alexandria Real Estate Equities, Inc.	900	37,215
AMB Property Corp. (SBI)	6,700	174,535
America First Mortgage Investments, Inc.	100	909
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
American Real Estate Partners LP (a)	2,600	$ 23,660
AMLI Residential Properties Trust (SBI)	700	16,870
Annaly Mortgage Management, Inc.	8,200	133,660
Anthracite Capital, Inc.	3,200	35,648
Apartment Investment & Management Co. Class A	8,931	403,503
Archstone-Smith Trust	20,757	537,191
Arden Realty, Inc.	4,700	120,790
AvalonBay Communities, Inc.	5,900	272,226
Avatar Holdings, Inc. (a)	300	7,212
Bedford Property Investors, Inc.	500	12,085
Bluegreen Corp. (a)	900	2,862
Boston Properties, Inc.	10,400	391,768
Boykin Lodging Co.	500	4,275
Brandywine Realty Trust (SBI)	2,100	47,460
BRE Properties, Inc. Class A	3,400	102,000
Cadiz, Inc. (a)	1,900	15,200
California Coastal Communities, Inc. (a)	6,300	28,602
Camden Property Trust (SBI)	3,275	117,900
Capital Automotive (SBI)	6,700	143,849
Capstead Mortgage Corp.	1,300	22,165
CarrAmerica Realty Corp.	10,100	300,980
Catellus Development Corp. (a)	6,800	128,520
CBL & Associates Properties, Inc.	1,500	51,375
CenterPoint Properties Trust (SBI)	1,700	86,615
Chateau Communities, Inc.	1,700	49,045
Chelsea Property Group, Inc.	1,200	61,200
Colonial Properties Trust (SBI)	1,100	36,421
Commercial Net Lease Realty, Inc.	1,300	17,030
Consolidated-Tomoka Land Co.	3,800	76,380
Cornerstone Realty Income Trust, Inc.	2,700	29,187
Corporate Office Properties Trust	100	1,220
Corrections Corp. of America (a)	4,516	72,979
Cousins Properties, Inc.	3,350	87,569
Crescent Real Estate Equities Co.	10,300	185,503
Developers Diversified Realty Corp.	3,500	70,735
Duke Realty Corp.	10,200	242,760
Eastgroup Properties, Inc.	500	12,170
Entertainment Properties Trust (SBI)	200	4,110
Equity Inns, Inc.	1,400	10,486
Equity Office Properties Trust	41,616	1,194,379
Equity Residential Properties Trust (SBI)	29,260	788,557
Essex Property Trust, Inc.	4,400	208,560
Federal Realty Investment Trust (SBI)	2,500	62,900
FelCor Lodging Trust, Inc.	7,268	139,546
First Industrial Realty Trust, Inc.	7,900	253,195
First Union Real Estate Equity & Mortgage Investments	1,440	3,485
Forest City Enterprises, Inc. Class A	2,850	112,917
FrontLine Capital Group (a)	2,700	135
Gables Residential Trust (SBI)	1,400	41,916

	Shares	Value (Note 1)
General Growth Properties, Inc.	6,400	$ 268,800
Getty Realty Corp.	100	1,797
Glenborough Realty Trust, Inc.	8,800	182,160
Glimcher Realty Trust (SBI)	1,500	26,055
Great Lakes REIT, Inc.	300	4,794
Health Care Property Investors, Inc.	4,646	175,619
Health Care REIT, Inc.	2,900	78,880
Healthcare Realty Trust, Inc.	2,900	82,650
Highwoods Properties, Inc.	3,700	99,123
Home Properties of New York, Inc.	1,200	38,796
Hospitality Properties Trust (SBI)	5,900	188,210
Host Marriott Corp.	30,300	327,240
HRPT Properties Trust	21,300	181,263
Impac Mortgage Holdings, Inc.	4,700	39,292
Innkeepers USA Trust (SBI)	900	9,261
Insignia Financial Group, Inc. (a)	833	8,413
Investors Real Estate Trust	100	977
IRT Property Co.	900	9,855
iStar Financial, Inc.	7,632	207,056
JDN Realty Corp.	1,050	12,873
Jones Lang LaSalle, Inc. (a)	2,700	49,896
JP Realty, Inc.	500	12,130
Kilroy Realty Corp.	1,500	39,075
Kimco Realty Corp.	7,833	242,980
Koger Equity, Inc.	1,200	20,856
Kramont Realty Trust	100	1,265
La Quinta Corp. unit (a)	17,796	117,454
LaSalle Hotel Properties (SBI)	100	1,405
Lexington Corporate Properties Trust	600	9,204
Liberty Property Trust (SBI)	5,300	159,530
LNR Property Corp.	4,100	135,710
Mack-Cali Realty Corp.	4,000	125,800
Manufactured Home Communities, Inc.	1,200	39,060
MeriStar Hospitality Corp.	6,800	110,092
Merry Land Properties, Inc. (a)	50	338
Mid-America Apartment Communities, Inc.	700	17,955
Mills Corp.	3,600	93,600
National Golf Properties, Inc.	200	1,180
National Health Investors, Inc.	700	9,380
Nationwide Health Properties, Inc.	3,100	60,047
New Plan Excel Realty Trust	7,300	145,270
Newhall Land & Farming Co.	1,600	48,560
Pacific Gulf Properties, Inc.	800	620
Pan Pacific Retail Properties, Inc.	2,700	81,378
Parkway Properties, Inc.	200	6,680
Pennsylvania Real Estate Investment Trust (SBI)	500	11,550
Pinnacle Holdings, Inc. (a)	20,500	1,845
Plum Creek Timber Co., Inc.	16,224	502,133
Post Properties, Inc.	3,700	120,768
Prentiss Properties Trust (SBI)	2,400	67,440
Prime Group Realty Trust (SBI)	4,300	40,033
ProLogis Trust	21,900	492,750
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
PS Business Parks, Inc.	1,200	$ 40,116
Public Storage, Inc.	8,700	319,812
Realty Income Corp.	2,100	64,890
Reckson Associates Realty Corp.	3,400	79,186
Redwood Trust, Inc.	400	10,368
Regency Centers Corp.	4,300	121,690
RFS Hotel Investors, Inc.	500	6,945
Saul Centers, Inc.	300	6,540
Security Capital Group, Inc. Class B (a)	11,500	293,825
Senior Housing Properties Trust (SBI)	10,720	145,792
Shurgard Storage Centers, Inc. Class A	1,900	62,605
Simon Property Group, Inc.	19,100	587,898
SL Green Realty Corp.	2,300	73,416
Sovran Self Storage, Inc.	400	11,564
Storage USA, Inc.	1,800	77,454
Summit Properties, Inc.	1,500	32,880
Sun Communities, Inc.	900	34,677
Talk Visual Corp. (a)	11,700	293
Taubman Centers, Inc.	2,700	41,445
The Macerich Co.	2,000	54,700
The Rouse Co.	10,700	319,074
The St. Joe Co.	5,400	154,980
Thornburg Mortgage, Inc.	7,300	144,540
Town & Country Trust	400	8,320
Trammell Crow Co. (a)	2,900	34,858
Trendwest Resorts, Inc. (a)	1,575	41,974
United Dominion Realty Trust, Inc.	7,300	102,930
Universal Health Realty Income Trust	200	4,996
Ventas, Inc.	5,500	69,795
Vornado Operating Co. (a)	60	49
Vornado Realty Trust	9,300	388,740
W.P. Carey & Co. LLC	1,500	34,575
Washington Real Estate Investment Trust (SBI)	2,700	70,497
Weingarten Realty Investors (SBI)	2,700	133,110
		15,270,831
TOTAL FINANCIALS		221,609,137
HEALTH CARE - 14.3%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)	1,900	1,682
Abgenix, Inc. (a)	6,200	111,910
Acacia Research Corp. (a)	1,540	15,246
Aclara Biosciences, Inc. (a)	3,200	11,520
Advanced Tissue Sciences, Inc. Class A (a)	1,500	5,520
Affymetrix, Inc. (a)	4,600	113,160
Albany Molecular Research, Inc. (a)	4,800	133,200
Alexion Pharmaceuticals, Inc. (a)	2,900	62,089
Alkermes, Inc. (a)	4,300	107,371

	Shares	Value (Note 1)
Alliance Pharmaceutical Corp. (a)	300	$ 753
American Biogenetic Sciences Class A (a)	7,400	1,406
Amgen, Inc. (a)	87,100	5,050,058
Amylin Pharmaceuticals, Inc. (a)	2,400	21,336
Aphton Corp. (a)	3,000	34,320
Applera Corp. - Celera Genomics Group (a)	5,000	101,000
Applied Molecular Evolution, Inc. (a)	4,100	34,727
Arena Pharmaceuticals, Inc. (a)	5,200	50,284
ArQule, Inc. (a)	3,400	42,160
AutoImmune, Inc. (a)	11,500	12,190
Avant Immunotherapeutics, Inc. (a)	1,400	1,876
AVI BioPharma, Inc. (a)	2,700	25,029
Avigen, Inc. (a)	1,600	13,424
Bio-Technology General Corp. (a)	6,200	32,860
BioCryst Pharmaceuticals, Inc. (a)	1,700	7,294
Biogen, Inc. (a)	12,000	637,800
BioMarin Pharmaceutical, Inc. (a)	7,200	72,144
Biopure Corp. Class A (a)	1,100	7,634
BioReliance Corp. (a)	2,300	47,955
BioShield Technologies, Inc.	4,100	759
BioSource International, Inc. (a)	3,600	19,800
BioSphere Medical, Inc. (a)	800	6,000
BioTime, Inc. (a)	400	1,560
Celgene Corp. (a)	5,500	143,495
Cell Genesys, Inc. (a)	5,600	84,336
Cell Therapeutics, Inc. (a)	2,000	44,180
Cephalon, Inc. (a)	3,806	221,890
Cepheid, Inc. (a)	7,800	20,904
Charles River Labs International, Inc. (a)	2,200	65,252
Chiron Corp. (a)	15,400	668,668
Ciphergen Biosystems, Inc. (a)	1,800	10,404
Corixa Corp. (a)	6,501	63,970
Corvas International, Inc. (a)	6,300	37,107
Cryo-Cell International, Inc. (a)	10,200	47,430
Cubist Pharmaceuticals, Inc. (a)	3,500	49,315
CuraGen Corp. (a)	3,000	49,890
CV Therapeutics, Inc. (a)	2,400	92,743
CYTOGEN Corp. (a)	3,700	8,029
Digene Corp. (a)	2,500	79,075
Diversa Corp. (a)	6,100	65,331
Enchira Biotechnology Corp. (a)	1,700	442
EntreMed, Inc. (a)	500	3,850
Enzo Biochem, Inc.	1,438	26,143
Enzon, Inc. (a)	3,300	144,870
Epimmune, Inc. (a)	3,100	8,711
Exelixis, Inc. (a)	2,600	29,380
Fusion Medical Technologies, Inc. (a)	1,100	10,703
Gene Logic, Inc. (a)	3,000	48,510
Genelabs Technologies, Inc. (a)	9,800	18,032
Genencor International, Inc. (a)	4,000	40,800
Genentech, Inc. (a)	18,600	877,920
Genome Therapeutics Corp. (a)	5,700	29,355
Genta, Inc. (a)	8,800	113,432
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. - General Division (a)	17,700	$ 785,526
Genzyme Transgenics Corp. (a)	4,100	14,145
Geron Corp. (a)	6,300	47,187
Gilead Sciences, Inc. (a)	7,900	556,634
Hemispherx Biopharma, Inc. (a)	800	2,808
Human Genome Sciences, Inc. (a)	9,800	201,096
Hyseq, Inc. (a)	800	4,280
ICOS Corp. (a)	4,400	188,760
IDEC Pharmaceuticals Corp. (a)	12,800	804,096
IDEXX Laboratories, Inc. (a)	5,000	130,400
Ilex Oncology, Inc. (a)	2,500	37,325
Immtech International, Inc. (a)	1,200	6,492
Immune Response Corp. (a)	6,100	5,734
Immunex Corp. (a)	57,200	1,643,928
ImmunoGen, Inc. (a)	1,700	19,363
Immunomedics, Inc. (a)	3,800	63,118
Incyte Genomics, Inc. (a)	7,200	79,128
Interneuron Pharmaceuticals, Inc. (a)	8,500	69,275
Invitrogen Corp. (a)	4,166	190,136
Kos Pharmaceuticals, Inc. (a)	3,300	75,207
Kosan Biosciences, Inc. (a)	100	710
Large Scale Biology Corp. (a)	500	1,435
Lexicon Genetics, Inc. (a)	2,800	23,268
LifeCell Corp. (a)	5,000	14,250
Luminex Corp. (a)	1,600	23,536
Lynx Therapeutics, Inc. (a)	700	1,855
Maxim Pharmaceuticals, Inc. (a)	1,500	8,460
Maxygen, Inc. (a)	5,600	69,720
Medarex, Inc. (a)	4,800	72,624
MedImmune, Inc. (a)	21,967	905,699
Millennium Pharmaceuticals, Inc. (a)	22,953	431,057
Myriad Genetics, Inc. (a)	2,400	78,600
Nabi (a)	300	1,656
Nanogen, Inc. (a)	1,100	4,554
Neogen Corp. (a)	1,300	19,448
Neopharm, Inc.	3,120	53,040
NeoRX Corp. (a)	5,400	21,330
Neose Technologies, Inc. (a)	700	21,840
Neurocrine Biosciences, Inc. (a)	2,500	88,725
Neurogen Corp. (a)	500	6,700
Nexell Therapeutics, Inc. (a)	4,700	5,546
Novavax, Inc. (a)	700	7,266
ONYX Pharmaceuticals, Inc. (a)	3,800	14,668
OraSure Technologies, Inc. (a)	1,400	7,280
Orchid BioSciences, Inc. (a)	2,300	6,026
Organogenesis, Inc. (a)	950	1,045
OSI Pharmaceuticals, Inc. (a)	3,100	117,955
Paradigm Genetics, Inc. (a)	4,800	7,728
Peregrine Pharmaceuticals, Inc. (a)	5,400	11,340
Pharmacopeia, Inc. (a)	4,900	60,515
Pharmacyclics, Inc. (a)	4,700	33,831

	Shares	Value (Note 1)
Progenics Pharmaceuticals, Inc. (a)	3,300	$ 43,362
Protein Design Labs, Inc. (a)	7,000	111,090
Regeneron Pharmaceuticals, Inc. (a)	5,200	118,092
Repligen Corp. (a)	8,000	23,040
Ribozyme Pharmaceuticals, Inc. (a)	3,500	10,080
Sangamo Biosciences, Inc. (a)	1,000	8,600
Sangstat Medical Corp. (a)	3,400	71,740
SciClone Pharmaceuticals, Inc. (a)	7,300	16,790
Sepracor, Inc. (a)	6,900	296,838
Sequenom, Inc. (a)	7,440	42,259
Serologicals Corp. (a)	5,350	80,625
StemCells, Inc. (a)	12,100	31,460
Strategic Diagnostics, Inc. (a)	3,100	16,582
Tanox, Inc. (a)	2,500	34,450
Targeted Genetics Corp. (a)	2,100	4,326
Techne Corp. (a)	5,000	147,700
Texas Biotechnology Corp. (a)	1,300	7,670
Third Wave Technologies, Inc.	400	1,236
Titan Pharmaceuticals, Inc. (a)	1,300	8,450
Transkaryotic Therapies, Inc. (a)	4,300	164,346
Trimeris, Inc. (a)	2,400	91,680
Tularik, Inc. (a)	3,100	55,800
United Therapeutics Corp. (a)	4,400	55,880
Vertex Pharmaceuticals, Inc. (a)	6,618	144,339
Vical, Inc. (a)	1,900	15,903
Vion Pharmaceuticals, Inc. (a)	4,500	18,180
Viragen, Inc. (a)	14,100	14,241
ViroLogic, Inc. (a)	1,600	3,760
ViroPharma, Inc. (a)	3,400	53,380
XOMA Ltd. (a)	11,000	88,440
		18,714,918
Health Care Equipment & Supplies - 1.7%
1-800 CONTACTS, Inc. (a)	700	7,791
Abiomed, Inc. (a)	3,900	38,727
Advanced Neuromodulation Systems, Inc. (a)	2,500	81,675
Aerogen, Inc. (a)	9,600	19,680
Aksys Ltd. (a)	2,300	14,858
ALARIS Medical, Inc. (a)	2,200	5,654
American Medical Systems Holdings, Inc. (a)	4,600	95,864
Apogent Technologies, Inc. (a)	7,300	175,273
Applera Corp. - Applied Biosystems Group	16,876	381,398
Arrow International, Inc.	600	27,438
Arthrocare Corp. (a)	4,300	59,985
Atrion Corp. (a)	300	9,156
Bausch & Lomb, Inc.	3,200	121,536
Baxter International, Inc.	51,000	2,829,480
Beckman Coulter, Inc.	7,100	338,457
Becton, Dickinson & Co.	23,400	858,546
Bio-Rad Laboratories, Inc. Class A (a)	100	6,545
Bio-Vascular, Inc. (a)	1,000	8,090
Biomet, Inc.	21,975	671,556
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Biosite, Inc. (a)	2,300	$ 47,932
Boston Biomedica, Inc. (a)	3,700	12,062
Boston Scientific Corp. (a)	33,500	749,060
Bruker Daltonics, Inc. (a)	3,400	30,430
C.R. Bard, Inc.	3,400	184,960
Caliper Technologies Corp. (a)	4,900	53,753
Candela Corp. (a)	3,650	13,761
Cardiogenesis Corp. (a)	300	300
Cerus Corp. (a)	2,200	103,466
Cholestech Corp. (a)	3,000	34,320
Chromavision Medical Systems, Inc. (a)	3,500	16,275
Closure Medical Corp. (a)	1,400	27,090
Colorado Medtech, Inc. (a)	3,200	10,882
CONMED Corp. (a)	5,200	107,172
Cooper Companies, Inc.	200	9,458
Curon Medical, Inc. (a)	12,600	41,454
Cyberonics, Inc. (a)	4,000	58,960
Cygnus, Inc. (a)	12,300	51,291
Cytyc Corp. (a)	8,300	194,718
Datascope Corp.	2,100	61,278
DENTSPLY International, Inc.	9,900	328,383
Diagnostic Products Corp.	1,900	68,115
Diasys Corp. (a)	2,600	2,132
DJ Orthopedics, Inc. (a)	24,800	250,480
Edwards Lifesciences Corp. (a)	4,060	115,832
Endocare, Inc. (a)	3,500	52,780
Fischer Imaging Corp. (a)	3,400	41,174
Genomic Solutions, Inc. (a)	4,500	7,020
Gliatech, Inc. (a)	3,900	2,652
Guidant Corp. (a)	25,800	1,070,700
Gum Tech International, Inc. (a)	3,500	24,430
Haemonetics Corp. (a)	800	24,064
Hillenbrand Industries, Inc.	4,100	245,959
Hologic, Inc. (a)	4,400	56,232
I-Stat Corp. (a)	100	595
ICU Medical, Inc. (a)	1,700	92,395
IGEN International, Inc. (a)	2,800	117,544
Illumina, Inc. (a)	2,200	15,092
Implant Sciences Corp. (a)	200	2,410
INAMED Corp. (a)	2,300	64,147
Inhale Therapeutic Systems, Inc. (a)	5,700	73,473
Integra Lifesciences Holdings Corp. (a)	4,000	112,400
Interpore International, Inc. (a)	5,600	61,600
Invacare Corp.	2,800	93,912
Inverness Medical Innovations, Inc. (a)	860	17,295
IVAX Diagnostics, Inc. (a)	3,600	9,576
Kewaunee Scientific Corp.	1,800	18,558
Laser Vision Centers, Inc. (a)	4,700	9,358
LaserSight, Inc. (a)	1,700	850
Medical Action Industries, Inc. (a)	2,800	29,540
Medical-Design Corp. (a)	2,700	37,935

	Shares	Value (Note 1)
Medtronic, Inc.	108,626	$ 4,838,202
Mentor Corp.	4,000	132,000
Meridian Medical Technologies, Inc. (a)	2,300	53,130
Merit Medical Systems, Inc. (a)	3,500	55,020
Mesa Laboratories, Inc. (a)	3,600	25,164
Micro Therapeutics, Inc. (a)	5,700	41,325
Molecular Devices Corp. (a)	3,500	74,655
Neoprobe Corp. (a)	100	46
North American Scientific, Inc. (a)	3,400	38,760
Noven Pharmaceuticals, Inc. (a)	3,900	81,549
Novoste Corp. (a)	4,400	29,480
Ocular Sciences, Inc. (a)	4,300	113,090
ORATEC Interventions, Inc. (a)	4,400	54,692
Osteotech, Inc. (a)	3,150	26,114
Physiometrix, Inc. (a)	2,800	4,228
PLC Systems, Inc. (a)	400	260
Precision Optics Corp., Inc. (a)	3,900	2,262
Resmed, Inc. (a)	2,200	79,992
Respironics, Inc. (a)	4,200	123,480
Sola International, Inc. (a)	700	7,882
Sonic Innovations, Inc. (a)	3,300	17,655
SonoSight, Inc. (a)	333	6,593
Spacelabs Medical, Inc. (a)	500	7,175
St. Jude Medical, Inc. (a)	6,772	530,248
Steris Corp. (a)	3,200	65,664
Stryker Corp.	17,800	1,094,700
Sunrise Technologies, Inc. (a)	4,300	413
SurModics, Inc. (a)	1,900	67,260
Sybron Dental Specialties, Inc. (a)	2,433	46,203
Theragenics Corp. (a)	1,300	11,518
Therasense, Inc.	3,100	61,938
Thoratec Corp. (a)	7,700	107,800
Transgenomic, Inc. (a)	1,800	14,400
TriPath Imaging, Inc. (a)	4,200	17,850
Urologix, Inc. (a)	1,000	14,000
Uromed Corp. (a)	4,820	1,880
Varian Medical Systems, Inc. (a)	4,300	173,634
Vasomedical, Inc. (a)	14,900	41,422
Ventana Medical Systems, Inc. (a)	700	14,000
Viasys Healthcare, Inc. (a)	5,092	111,871
VISX, Inc. (a)	2,800	42,084
Zimmer Holdings, Inc. (a)	19,510	697,678
Zoll Medical Corp. (a)	2,200	76,560
		19,610,841
Health Care Providers & Services - 2.0%
Accredo Health, Inc. (a)	1,750	90,388
AdvancePCS Class A (a)	6,800	217,056
Aetna, Inc.	12,700	445,262
AHT Corp. (a)	1,000	3
Alliance Imaging, Inc.	3,800	43,776
Alterra Healthcare Corp. (a)	500	85
American Healthways, Inc. (a)	2,950	55,873
American HomePatient, Inc. (a)	1,300	741
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
AmeriPath, Inc. (a)	4,400	$ 119,152
AmerisourceBergen Corp.	8,317	563,061
AMN Healthcare Services, Inc.	3,400	89,250
AmSurg Corp. (a)	3,109	77,414
Andrx Group (a)	5,400	180,630
Anthem, Inc.	8,700	505,470
Apria Healthcare Group, Inc. (a)	4,200	90,678
ARV Assisted Living, Inc. (a)	100	166
Assisted Living Concepts, Inc. (a)	6	18
Beverly Enterprises, Inc. (a)	8,500	49,810
Boron LePore & Associates, Inc. (a)	600	6,810
Cardinal Health, Inc.	38,833	2,566,473
Caremark Rx, Inc. (a)	18,300	319,335
Chronimed, Inc. (a)	4,300	28,810
CIGNA Corp.	11,900	1,067,430
Claimsnet.com, Inc. (a)	3,100	1,023
Community Health Systems, Inc. (a)	8,400	187,320
Corvel Corp. (a)	650	18,753
Covance, Inc. (a)	3,700	65,675
Coventry Health Care, Inc. (a)	5,000	115,300
Cryolife, Inc. (a)	1,300	32,500
Curative Health Services, Inc. (a)	2,700	46,170
CyberCare, Inc. (a)	10,100	4,444
D & K Wholesale Drug, Inc.	1,300	70,304
DaVita, Inc. (a)	7,467	166,887
Dianon Systems, Inc. (a)	1,900	117,515
Dynacq International, Inc. (a)	3,100	31,341
Express Scripts, Inc. (a)	6,300	326,151
First Health Group Corp. (a)	11,900	273,462
First Horizon Pharmaceutical Corp. (a)	4,450	92,293
Five Star Quality Care, Inc. (a)	325	2,694
Fonar Corp. (a)	200	226
Gentiva Health Services, Inc. (a)	4,200	100,590
HCA, Inc.	47,900	1,950,967
Health Management Associates, Inc. Class A (a)	20,050	353,883
Health Net, Inc. (a)	9,300	225,432
HealthExtras, Inc. (a)	1,400	5,488
HealthSouth Corp. (a)	34,219	407,548
Henry Schein, Inc. (a)	2,700	116,127
Hooper Holmes, Inc.	2,100	18,879
Humana, Inc. (a)	13,100	171,610
IMPATH, Inc. (a)	2,900	100,717
Kindred Healthcare, Inc. (a)	2,520	100,775
Laboratory Corp. of America Holdings (a)	5,600	456,288
LCA-Vision, Inc. (a)	6,400	9,040
Lifeline Systems, Inc. (a)	1,700	40,651
LifePoint Hospitals, Inc. (a)	4,463	146,565
Lincare Holdings, Inc. (a)	9,000	226,440
Manor Care, Inc. (a)	9,100	170,625

	Shares	Value (Note 1)
Matria Healthcare, Inc. (a)	2,400	$ 49,344
Maximus, Inc. (a)	800	28,160
McKesson Corp.	23,657	833,909
Mid Atlantic Medical Services, Inc. (a)	6,400	170,304
MIM Corp. (a)	4,300	63,511
NCS HealthCare, Inc. Class A (a)	1,000	110
Omnicare, Inc.	7,100	150,165
Omnicell, Inc.	1,700	11,645
Option Care, Inc. (a)	5,300	75,790
Orthodontic Centers of America, Inc. (a)	4,300	107,242
Owens & Minor, Inc.	200	3,800
Oxford Health Plans, Inc. (a)	7,600	276,260
PacifiCare Health Systems, Inc. (a)	6,200	91,450
PAREXEL International Corp. (a)	4,800	73,152
Patterson Dental Co. (a)	5,500	223,135
PDI, Inc. (a)	1,100	16,621
Pediatrix Medical Group (a)	1,300	50,245
Pharmaceutical Product Development, Inc. (a)	6,300	196,308
Planvista Corp. (a)	500	2,470
Priority Healthcare Corp. Class B (a)	3,794	93,902
Province Healthcare Co. (a)	3,600	101,268
PSS World Medical, Inc. (a)	12,500	111,875
Quest Diagnostics, Inc. (a)	8,400	595,644
Quintiles Transnational Corp. (a)	10,966	182,145
RehabCare Group, Inc. (a)	2,600	57,902
Renal Care Group, Inc. (a)	6,650	204,155
Res-Care, Inc. (a)	2,400	19,608
Rural/Metro Corp. (a)	500	430
Select Medical Corp.	3,100	39,246
Service Corp. International (SCI) (a)	19,852	95,885
Specialty Laboratories, Inc. (a)	4,100	94,915
SRI/Surgical Express, Inc. (a)	900	14,400
Stewart Enterprises, Inc. Class A (a)	18,300	101,016
Sunrise Assisted Living, Inc. (a)	4,400	102,652
Syncor International Corp. (a)	4,200	110,250
Tenet Healthcare Corp. (a)	27,500	1,588,125
Triad Hospitals, Inc. (a)	5,748	175,889
Trigon Healthcare, Inc. (a)	2,600	186,420
Trover Solutions, Inc. (a)	400	2,052
U.S. Oncology, Inc. (a)	12,482	101,104
U.S. Physical Therapy, Inc. (a)	5,000	75,250
Unilab Corp.	5,100	107,865
United Surgical Partners International, Inc.	600	11,058
UnitedHealth Group, Inc.	27,600	2,000,724
Universal Health Services, Inc. Class B (a)	5,200	200,148
Ventiv Health, Inc. (a)	4,733	10,034
Wellpoint Health Networks, Inc. (a)	6,405	778,976
		22,257,933
Pharmaceuticals - 8.9%
3 Dimensional Pharmaceuticals, Inc. (a)	100	745
aaiPharma, Inc. (a)	3,000	84,780
Abbott Laboratories	139,285	7,876,567
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Adolor Corp. (a)	5,900	$ 75,638
Alcide Corp. (a)	300	6,795
Allergan, Inc.	10,700	693,788
Alpharma, Inc. Class A	4,300	87,763
American Home Products Corp.	118,200	7,511,610
Antigenics, Inc. (a)	5,388	70,260
ARIAD Pharmaceuticals, Inc. (a)	6,400	24,128
Atrix Laboratories, Inc. (a)	3,500	72,870
AVANIR Pharmaceuticals Class A (a)	600	1,602
Barr Laboratories, Inc. (a)	3,112	212,394
Bone Care International, Inc. (a)	300	3,735
Boston Life Sciences, Inc. (a)	5,400	13,230
Bradley Pharmaceuticals, Inc. (a)	2,600	43,238
Bristol-Myers Squibb Co.	173,300	8,145,100
Cell Pathways, Inc. (a)	3,100	13,764
CIMA Labs, Inc. (a)	2,500	57,425
Collagenex Pharmaceuticals, Inc. (a)	2,200	21,868
Columbia Laboratories, Inc. (a)	1,300	4,940
Cypress Bioscience, Inc. (a)	2,737	9,251
Dendreon Corp. (a)	200	650
Discovery Laboratories, Inc. (a)	3,800	11,704
Discovery Partners International, Inc. (a)	100	600
Durect Corp. (a)	8,100	54,270
Eli Lilly & Co.	100,800	7,633,584
Emisphere Technologies, Inc. (a)	3,300	51,282
Endo Pharmaceuticals Holdings, Inc. (a)	12,400	130,200
Esperion Therapeutics, Inc. (a)	300	1,755
eXegenics, Inc. (a)	3,400	5,814
Forest Laboratories, Inc. (a)	15,000	1,192,800
Genzyme Corp. - Molecular Oncology (a)	5,518	44,917
Guilford Pharmaceuticals, Inc. (a)	5,100	43,350
Hollis-Eden Pharmaceutcals, Inc. (a)	1,300	10,217
ICN Pharmaceuticals, Inc.	5,900	164,315
ImClone Systems, Inc. (a)	5,357	120,050
Impax Laboratories, Inc. (a)	7,300	74,679
InKine Pharmaceutical, Inc. (a)	5,100	6,630
Inspire Pharmaceuticals, Inc. (a)	900	2,061
InterMune, Inc. (a)	2,500	90,775
IntraBiotics Pharmaceuticals, Inc. (a)	1,000	3,150
Isis Pharmaceuticals Co. (a)	7,200	105,624
IVAX Corp. (a)	15,425	262,225
Johnson & Johnson	273,645	16,664,981
King Pharmaceuticals, Inc. (a)	20,661	641,731
KV Pharmaceutical Co. Class A (a)	1,800	45,450
Ligand Pharmaceuticals, Inc. Class B (a)	5,200	74,672
MacroChem Corp. (a)	13,400	41,808
Martek Biosciences (a)	3,300	88,704
Medicines Co. (a)	6,200	67,828
Medicis Pharmaceutical Corp. Class A (a)	2,150	120,379
Merck & Co., Inc.	203,093	12,455,694

	Shares	Value (Note 1)
MGI Pharma, Inc. (a)	400	$ 6,240
Mylan Laboratories, Inc.	9,600	291,648
NaPro BioTherapeutics, Inc.	100	1,000
NeoTherapeutics, Inc. (a)	4,800	13,680
NPS Pharmaceuticals, Inc. (a)	4,000	119,400
Pain Therapeutics, Inc. (a)	500	4,775
Penwest Pharmaceuticals Co. (a)	4,000	72,120
Perrigo Co. (a)	10,900	121,971
Pfizer, Inc.	559,425	22,914,048
Pharmaceutical Resources, Inc. (a)	2,000	34,000
Pharmacia Corp.	114,900	4,716,645
Pharmos Corp. (a)	12,500	22,625
PRAECIS Pharmaceuticals, Inc. (a)	10,100	45,450
Pure World, Inc. (a)	330	297
Schering-Plough Corp.	129,800	4,476,802
Scios, Inc. (a)	2,700	53,973
SICOR, Inc. (a)	7,300	116,800
Sonus Pharmaceuticals, Inc. (a)	200	1,106
SuperGen, Inc. (a)	2,600	22,282
Twinlab Corp. (a)	1,200	1,512
Variagenics, Inc. (a)	200	496
VaxGen, Inc. (a)	2,900	32,219
Versicor, Inc. (a)	600	10,860
Vivus, Inc. (a)	8,200	57,810
Watson Pharmaceuticals, Inc. (a)	8,218	240,623
Zila, Inc. (a)	4,200	9,030
Zonagen, Inc. (a)	600	2,855
		98,633,657
TOTAL HEALTH CARE		159,217,349
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.6%
AAR Corp.	850	6,290
Advanced Aerodynamics & Structures, Inc. Class A (a)	600	183
Aerocentury Corp. (a)	800	3,480
Aeroflex, Inc. (a)	4,100	40,385
Alliant Techsystems, Inc. (a)	2,143	201,249
Applied Signal Technology, Inc.	1,900	18,183
Astronics Corp.	2,300	21,597
Aviall, Inc. (a)	2,800	19,320
BE Aerospace, Inc. (a)	7,600	58,064
Boeing Co.	76,000	3,492,960
Curtiss-Wright Corp.	2,000	124,000
DRS Technologies, Inc. (a)	2,100	84,000
EDO Corp.	3,300	87,615
Engineered Support Systems, Inc.	1,925	77,000
General Dynamics Corp.	17,100	1,554,048
Goodrich Corp.	6,762	201,846
Herley Industries, Inc. (a)	3,750	69,338
Hexcel Corp. (a)	1,700	5,134
Honeywell International, Inc.	70,375	2,682,695
Integrated Defense Technologies, Inc.	24,400	622,200
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Invision Technologies, Inc. (a)	1,900	$ 74,309
Irvine Sensors Corp. (a)	430	353
L-3 Communications Holdings, Inc. (a)	3,100	340,535
Ladish Co., Inc. (a)	5,800	50,866
Lockheed Martin Corp.	39,077	2,204,334
Mercury Computer Systems, Inc. (a)	2,600	83,356
Northrop Grumman Corp.	9,237	988,728
Orbital Sciences Corp. (a)	1,700	9,792
Pacific Aerospace & Electronics, Inc. (a)	11,400	627
Precision Castparts Corp.	3,400	109,650
Raytheon Co.	33,200	1,284,508
Rockwell Collins, Inc.	13,800	320,850
TIMCO Aviation Services, Inc. (a)	290	348
United Defense Industries, Inc.	4,300	117,820
United Technologies Corp.	40,571	2,959,654
Willis Lease Finance Corp. (a)	1,200	5,160
World Fuel Services Corp.	300	4,950
		17,925,427
Air Freight & Couriers - 0.3%
Airborne, Inc.	1,500	27,120
Atlas Air Worldwide Holdings, Inc. (a)	1,450	13,079
EGL, Inc. (a)	4,800	51,216
Expeditors International of Washington, Inc.	4,400	239,888
FedEx Corp. (a)	25,273	1,462,296
Forward Air Corp. (a)	3,900	109,707
United Parcel Service, Inc. Class B	29,620	1,745,803
		3,649,109
Airlines - 0.3%
AirTran Holdings, Inc. (a)	1,900	12,559
Alaska Air Group, Inc. (a)	3,800	117,990
America West Holding Corp. Class B (a)	13,100	47,291
AMR Corp. (a)	11,600	302,760
Atlantic Coast Airlines Holdings, Inc. (a)	5,800	158,572
Continental Airlines, Inc. Class B (a)	4,200	132,300
Delta Air Lines, Inc.	9,000	310,500
Frontier Airlines, Inc. (a)	2,300	48,438
Great Lakes Aviation Ltd. (a)	200	92
Mesa Air Group, Inc. (a)	7,000	67,060
Midwest Express Holdings, Inc. (a)	400	7,568
Northwest Airlines Corp. (a)	10,300	164,182
SkyWest, Inc.	7,760	197,104
Southwest Airlines Co.	64,593	1,363,558
U.S. Airways Group, Inc. (a)	10,900	57,988
UAL Corp.	7,600	97,432
		3,085,394
Building Products - 0.3%
Aaon, Inc. (a)	100	2,425
American Standard Companies, Inc. (a)	7,600	496,280
American Woodmark Corp.	1,400	92,400

	Shares	Value (Note 1)
Apogee Enterprises, Inc.	7,000	$ 78,750
Armstrong Holdings, Inc. (a)	6,800	21,284
Associated Materials, Inc.	600	26,940
Crane Co.	4,400	107,492
Dal-Tile International, Inc. (a)	7,900	195,920
Elcor Corp.	900	20,979
Griffon Corp.	5,280	99,528
International Smart Sourcing, Inc. (a)	500	2,000
Lamson & Sessions Co. (a)	2,300	10,465
Lennox International, Inc.	3,507	39,980
Masco Corp.	43,200	1,212,624
NCI Building Systems, Inc. (a)	800	16,904
Nortek, Inc. (a)	300	9,960
Owens Corning (a)	2,200	4,818
Patrick Industries, Inc.	600	5,100
PW Eagle, Inc. (a)	700	2,773
Simpson Manufacturing Co. Ltd. (a)	800	43,200
Trex Co., Inc. (a)	1,400	30,800
U.S. Industries, Inc.	6,500	14,300
Universal Forest Products, Inc.	4,300	97,782
USG Corp.	10,000	70,000
Watsco, Inc.	1,450	21,678
York International Corp.	2,800	98,000
		2,822,382
Commercial Services & Supplies - 2.7%
Ablest, Inc. (a)	1,000	4,150
ABM Industries, Inc.	2,100	68,670
Administaff, Inc. (a)	2,300	55,177
Advisory Board Co.	2,900	82,418
AG Services of America, Inc. (a)	100	1,260
AHL Services, Inc. (a)	2,600	6,370
Alliance Data Systems Corp.	3,600	76,320
Allied Waste Industries, Inc. (a)	14,525	189,551
Angelica Corp.	400	5,120
Apollo Group, Inc. Class A (a)	10,125	491,569
Applied Graphics Technologies, Inc. (a)	344	151
Aramark Corp. Class B	5,200	133,120
Arbitron, Inc. (a)	2,840	87,472
Automatic Data Processing, Inc.	56,000	2,951,760
Avery Dennison Corp.	11,300	723,200
Banta Corp.	1,200	40,056
Barrett Business Services, Inc. (a)	1,400	5,250
Bestway, Inc. (a)	200	800
Bowne & Co., Inc.	1,100	13,750
Bright Horizons Family Solutions, Inc. (a)	2,800	76,608
Butler International, Inc. (a)	1,300	2,795
Career Education Corp. (a)	3,600	133,164
Casella Waste Systems, Inc. Class A (a)	1,253	15,725
Cash Technologies, Inc. (a)	3,400	4,930
CDI Corp. (a)	1,700	35,870
Cendant Corp. (a)	87,345	1,520,676
Central Parking Corp.	3,100	66,960
Century Business Services, Inc. (a)	2,300	7,475
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Ceridian Corp. (a)	10,100	$ 187,860
Certegy, Inc. (a)	5,650	209,898
CheckFree Corp. (a)	8,900	124,155
Chemed Corp.	900	33,723
Childtime Learning Centers, Inc. (a)	900	3,276
Choice Hotels International, Inc. (a)	3,800	79,420
ChoicePoint, Inc. (a)	5,250	279,300
Cintas Corp.	15,111	669,266
Coinstar, Inc. (a)	3,100	92,380
Computer Learning Centers, Inc. (a)	420	0
Concord EFS, Inc. (a)	42,850	1,286,786
Consolidated Graphics, Inc. (a)	2,700	50,274
Convergys Corp. (a)	13,800	420,762
Corinthian Colleges, Inc. (a)	1,800	82,476
Cornell Companies, Inc. (a)	1,400	17,766
Corporate Executive Board Co. (a)	4,500	141,795
Correctional Services Corp. (a)	27	41
CoStar Group, Inc. (a)	2,189	39,490
CPI Corp.	2,000	31,000
Cross Country, Inc.	2,600	69,940
CSG Systems International, Inc. (a)	4,000	124,720
Daisytek International Corp. (a)	5,100	74,409
Deluxe Corp.	5,300	251,220
DeVry, Inc. (a)	6,100	197,518
DiamondCluster International, Inc. Class A (a)	5,700	62,529
DST Systems, Inc. (a)	11,820	492,776
DualStar Technologies Corp. (a)	5,400	1,296
Dun & Bradstreet Corp. (a)	6,700	262,640
Edison Schools, Inc. Class A (a)	4,300	52,417
Education Management Corp. (a)	2,600	102,908
Educational Video Conferencing, Inc. (a)	2,100	3,570
eFunds Corp. (a)	7,071	123,601
Electro Rent Corp. (a)	2,200	29,590
Equifax, Inc.	12,800	384,000
EXE Technologies, Inc. (a)	2,200	3,696
Exult, Inc. (a)	11,800	129,328
FactSet Research Systems, Inc.	1,700	58,259
First Consulting Group, Inc. (a)	7,400	67,044
First Data Corp.	33,200	2,706,464
Fiserv, Inc. (a)	16,750	715,895
G&K Services, Inc. Class A	3,800	134,330
GenesisIntermedia, Inc. (a)	6,500	65
Global Payments, Inc.	1,680	51,358
GP Strategies Corp. (a)	1,600	5,472
Greg Manning Auctions, Inc. (a)	700	1,315
H&R Block, Inc.	16,300	822,335
Hall Kinion & Associates, Inc. (a)	3,400	23,800
Headwaters, Inc. (a)	5,900	79,532
Headway Corporate Resources (a)	300	105
Healthcare Services Group (a)	1,700	18,598

	Shares	Value (Note 1)
Heidrick & Struggles International, Inc. (a)	1,700	$ 26,979
Herman Miller, Inc.	7,000	162,820
HON Industries, Inc.	5,700	154,527
Hunt Corp.	300	2,700
Imagistics International, Inc. (a)	4,708	73,916
IMS Health, Inc.	23,800	476,000
infoUSA, Inc. (a)	600	4,056
INSpire Insurance Solutions, Inc. (a)	4,500	450
Insurance Auto Auctions, Inc. (a)	1,200	18,240
International Aircraft Investors (a)	1,100	1,540
Interpool, Inc.	2,400	42,240
Ionics, Inc. (a)	1,200	38,532
Iron Mountain, Inc. (a)	5,640	180,311
ITT Educational Services, Inc. (a)	2,900	127,745
John H. Harland Co.	4,600	123,372
Kelly Services, Inc. Class A (non-vtg.)	3,000	75,810
kforce, Inc. (a)	3,227	14,037
Korn/Ferry International (a)	3,300	23,100
Kroll, Inc. (a)	3,700	65,305
Labor Ready, Inc. (a)	3,800	18,430
Landauer, Inc.	1,700	63,240
Learning Tree International, Inc. (a)	1,700	37,145
Lightbridge, Inc. (a)	4,152	40,607
Mail-Well, Inc. (a)	1,500	7,890
Manpower, Inc.	6,600	221,298
McGrath RentCorp.	2,500	73,400
MCSi, Inc. (a)	2,900	29,580
MedQuist, Inc. (a)	2,535	73,616
MemberWorks, Inc. (a)	2,400	38,424
Mobile Mini, Inc. (a)	2,300	79,557
MPS Group, Inc. (a)	8,400	55,356
National Equipment Services, Inc. (a)	300	765
National Processing, Inc. (a)	4,600	120,980
National Service Industries, Inc.	650	5,005
Navigant Consulting, Inc. (a)	5,950	32,071
Navigant International, Inc. (a)	700	9,800
NCO Group, Inc. (a)	3,800	95,114
NDCHealth Corp.	1,700	57,868
New Century Equity Holdings Corp. (a)	1,200	564
New England Business Service, Inc.	300	6,870
Nextera Enterprises, Inc. Class A (a)	5,000	2,400
Nobel Learning Communities, Inc. (a)	1,000	5,500
On Assignment, Inc. (a)	2,000	37,660
Paychex, Inc.	31,475	1,163,001
Pegasus Solutions, Inc. (a)	3,050	48,983
PeoplePC, Inc. (a)	7,800	858
Per-Se Technologies, Inc. (a)	933	10,590
Personnel Group of America, Inc. (a)	900	981
Pitney Bowes, Inc.	23,400	976,248
Pittston Co. - Brinks Group	4,300	99,889
Pre-Paid Legal Services, Inc. (a)	3,700	92,685
PRG-Schultz International, Inc. (a)	8,050	80,661
ProBusiness Services, Inc. (a)	800	14,480
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ProsoftTraining.com (a)	3,100	$ 3,700
Protection One, Inc. (a)	100	237
Provant, Inc. (a)	2,300	1,426
R.R. Donnelley & Sons Co.	8,800	251,768
RCM Technologies, Inc. (a)	1,400	7,350
RemedyTemp, Inc. Class A (a)	900	11,925
Republic Services, Inc. (a)	11,200	201,040
Resources Connection, Inc. (a)	3,900	103,506
Right Management Consultants, Inc. (a)	2,750	68,860
Robert Half International, Inc. (a)	15,500	403,155
Rollins, Inc.	2,600	52,078
Sabre Holdings Corp. Class A (a)	10,769	473,944
ServiceMaster Co.	25,750	349,428
SOS Staffing Services, Inc. (a)	300	309
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	3,200	47,840
Sourcecorp, Inc. (a)	3,500	82,950
Spherion Corp. (a)	5,120	47,616
Spherix, Inc. (a)	3,900	30,718
Staff Leasing, Inc.	4,700	14,100
Standard Register Co.	900	22,140
Steelcase, Inc. Class A	3,600	54,612
Stericycle, Inc. (a)	2,600	167,726
Strayer Education, Inc.	1,700	81,566
Sylvan Learning Systems, Inc. (a)	5,600	143,920
TeamStaff, Inc. (a)	1,300	6,253
Teletech Holdings, Inc. (a)	8,220	95,599
Tetra Tech, Inc. (a)	6,906	124,308
The BISYS Group, Inc. (a)	11,000	346,280
Total System Services, Inc.	15,100	348,810
TRC Companies, Inc. (a)	2,000	68,140
TRM Corp. (a)	1,400	2,450
U.S. Plastic Lumber Co. (a)	6,600	3,234
Unifirst Corp.	1,100	24,629
United Stationers, Inc. (a)	4,900	192,325
Valassis Communications, Inc. (a)	6,100	234,606
Venture Catalyst, Inc. (a)	3,800	380
VerticalBuyer, Inc. (a)	720	4
Viad Corp.	6,600	164,340
Volt Information Sciences, Inc. (a)	1,400	24,430
Wackenhut Corp. (a)	2,700	88,668
Wackenhut Corrections Corp. (a)	2,100	34,986
Wallace Computer Services, Inc.	2,000	37,360
Waste Connections, Inc. (a)	4,500	140,850
Waste Management, Inc.	54,552	1,435,263
Watson Wyatt & Co. Holdings Class A (a)	3,800	92,150
Weight Watchers International, Inc.	11,100	400,155
West Corp. (a)	7,800	219,414
Workflow Management, Inc. (a)	2,300	11,500
		29,532,009

	Shares	Value (Note 1)
Construction & Engineering - 0.1%
ACMAT Corp. Class A (a)	8,000	$ 76,000
Butler Manufacturing Co.	200	4,996
Dycom Industries, Inc. (a)	5,616	85,082
EMCOR Group, Inc. (a)	2,800	147,812
Encompass Services Corp. (a)	1,166	2,600
Fluor Corp.	7,300	276,743
Foster Wheeler Ltd.	16,400	40,836
Granite Construction, Inc.	2,250	48,443
Insituform Technologies, Inc. Class A (a)	4,200	103,740
Jacobs Engineering Group, Inc. (a)	1,700	114,665
Keith Companies, Inc. (a)	2,200	24,090
MasTec, Inc. (a)	3,450	19,872
McDermott International, Inc. (a)	9,300	133,176
Quanta Services, Inc. (a)	4,000	61,680
SBA Communications Corp. Class A (a)	6,500	15,600
Shaw Group, Inc. (a)	3,000	72,870
U.S. Laboratories, Inc. (a)	600	6,540
URS Corp. (a)	3,200	100,160
		1,334,905
Electrical Equipment - 0.5%
A.O. Smith Corp.	2,650	60,818
Active Power, Inc. (a)	2,600	10,348
Acuity Brands, Inc.	6,600	93,720
Advanced Energy Industries, Inc. (a)	4,100	102,910
American Power Conversion Corp. (a)	13,400	175,406
American Superconductor Corp. (a)	3,000	21,300
American Technical Ceramics Corp. (a)	1,900	15,010
AMETEK, Inc.	1,700	58,684
AMX Corp. (a)	3,400	8,160
Artesyn Technologies, Inc. (a)	2,600	22,178
AstroPower, Inc. (a)	2,200	76,692
Ault, Inc. (a)	2,800	11,452
Axcess, Inc. (a)	1,600	5,280
AZZ, Inc.	1,200	20,280
Bairnco Corp.	800	4,000
Baldor Electric Co.	3,300	70,125
Beacon Power Corp. (a)	362	243
Belden, Inc.	2,700	57,051
BMC Industries, Inc.	5,000	9,750
Brady Corp. Class A	1,700	62,900
C&D Technologies, Inc.	1,800	35,820
Capstone Turbine Corp. (a)	13,000	35,880
Channell Commercial Corp. (a)	800	3,200
Chase Corp.	500	5,400
Conductus, Inc. (a)	3,800	8,816
Cooper Industries, Inc.	6,800	240,380
Electric Fuel Corp. (a)	6,700	10,452
Electro Scientific Industries, Inc. (a)	4,100	131,036
Emerson Electric Co.	38,743	2,231,209
Encore Wire Corp. (a)	4,600	56,580
Energizer Holdings, Inc. (a)	11,101	242,335
Energy Conversion Devices, Inc. (a)	3,000	56,850
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Espey Manufacturing & Electronics Corp.	1,300	$ 25,805
Evergreen Solar, Inc. (a)	1,700	4,726
Fiberstars, Inc. (a)	3,300	9,735
FuelCell Energy, Inc. (a)	2,200	33,572
General Cable Corp.	3,800	44,840
Genlyte Group, Inc. (a)	700	21,105
H Power Corp. (a)	4,600	10,764
Hathaway Corp. (a)	4,100	11,152
Hubbell, Inc. Class B	5,100	163,149
II-VI, Inc. (a)	934	13,141
Littelfuse, Inc. (a)	1,400	33,166
M-Wave, Inc. (a)	1,400	9,422
MagneTek, Inc. (a)	3,000	32,100
Manufacturers Services Ltd. (a)	2,000	11,100
MATEC Corp. (a)	2,100	6,930
Merrimac Industries, Inc. (a)	500	6,950
Microvision, Inc. (a)	1,800	18,990
Millennium Cell, Inc. (a)	300	1,068
Misonix, Inc. (a)	3,000	20,820
Molex, Inc.	18,437	545,735
Nanophase Technologies Corp. (a)	4,000	25,440
Nortech Systems, Inc. (a)	1,900	14,820
Paxar Corp. (a)	2,000	32,700
Peco II, Inc. (a)	1,400	7,350
Pemstar, Inc. (a)	3,100	28,520
Penn Engineering & Manufacturing Corp. (non-vtg.)	700	11,655
Plug Power, Inc. (a)	3,000	25,980
Power-One, Inc. (a)	5,200	36,556
Proton Energy Systems, Inc. (a)	2,200	13,464
Rayovac Corp. (a)	2,000	27,200
Reptron Electronics, Inc. (a)	100	335
Rockwell International Corp.	13,000	256,750
Signal Technology Corp. (a)	2,700	13,608
SLI, Inc.	5,150	11,948
Tech/Ops Sevcon, Inc.	2,100	15,645
Tecumseh Products Co. Class A (non-vtg.)	1,800	90,360
Thomas & Betts Corp.	4,100	78,310
Ultralife Batteries, Inc. (a)	600	2,130
UQM Technologies, Inc. (a)	3,800	15,200
Valence Technology, Inc. (a)	10,300	29,355
Vicor Corp. (a)	3,300	40,425
Wilson Greatbatch Technologies, Inc. (a)	1,300	33,592
Woodward Governor Co.	1,100	63,591
		5,843,469
Industrial Conglomerates - 3.5%
Carlisle Companies, Inc.	2,200	82,500
General Electric Co.	882,839	33,989,238
Minnesota Mining & Manufacturing Co.	34,666	4,088,161
Raven Industries, Inc.	2,100	46,305

	Shares	Value (Note 1)
Standex International Corp.	500	$ 10,915
Teleflex, Inc.	3,300	162,954
Textron, Inc.	14,200	674,926
Tredegar Corp.	2,700	50,220
		39,105,219
Machinery - 1.2%
3D Systems Corp. (a)	2,100	25,725
A.S.V., Inc. (a)	200	2,241
Actuant Corp. Class A (a)	1,700	67,167
AGCO Corp.	8,600	193,156
Alamo Group, Inc.	200	2,976
Albany International Corp. Class A	4,700	126,524
Astec Industries, Inc. (a)	4,700	71,910
Axsys Technologies, Inc. (a)	800	5,600
Barnes Group, Inc.	1,000	23,200
Blount International, Inc. (a)	800	2,296
Briggs & Stratton Corp.	3,500	165,025
Cascade Corp. (a)	200	2,514
Catalytica Energy Systems, Inc. (a)	7,900	27,650
Caterpillar, Inc.	28,900	1,604,239
Ceradyne, Inc. (a)	2,800	28,140
Circor International, Inc.	500	9,300
CLARCOR, Inc.	1,600	44,992
Columbus McKinnon Corp.	400	4,000
CoorsTek, Inc. (a)	500	14,175
Cummins, Inc.	2,900	120,582
CUNO, Inc. (a)	1,000	34,880
Danaher Corp.	11,771	791,364
Deere & Co.	18,900	905,877
Dionex Corp. (a)	1,200	28,800
Donaldson Co., Inc.	5,700	206,055
Dover Corp.	18,900	747,873
DT Industries, Inc. (a)	300	1,095
Eaton Corp.	5,100	411,774
ESCO Technologies, Inc. (a)	600	22,908
Esterline Technologies Corp. (a)	2,200	43,780
Flanders Corp. (a)	300	615
Flow International Corp. (a)	600	6,174
Flowserve Corp. (a)	5,900	165,082
Gardner Denver, Inc. (a)	800	15,848
Gorman-Rupp Co.	200	5,380
Graco, Inc.	2,150	88,258
Harsco Corp.	2,700	100,224
Hirsch International Corp. Class A (a)	900	441
IDEX Corp.	2,100	75,180
Illinois Tool Works, Inc.	28,228	2,076,452
Ingersoll-Rand Co. Ltd. Class A	14,900	745,000
ITT Industries, Inc.	6,500	383,500
JLG Industries, Inc.	2,600	36,608
Joy Global, Inc. (a)	3,200	45,120
Kadant, Inc. (a)	4,750	61,750
Kaydon Corp.	2,000	49,960
Kennametal, Inc.	2,300	88,872
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	3,900	$ 101,283
Lindsay Manufacturing Co.	400	8,600
Manitowoc Co., Inc.	1,550	56,110
Milacron, Inc.	1,900	24,149
Miller Industries, Inc. (a)	360	911
Minuteman International, Inc.	1,800	16,668
Mueller Industries, Inc. (a)	2,200	70,576
NACCO Industries, Inc. Class A	400	22,508
Navistar International Corp.	3,900	165,828
Nordson Corp.	6,000	163,380
Oshkosh Truck Co.	2,600	136,760
Osmonics, Inc. (a)	400	5,360
PACCAR, Inc.	8,000	575,440
Pall Corp.	9,400	183,488
Parker Hannifin Corp.	9,900	493,218
Pentair, Inc.	5,600	218,400
Quixote Corp.	700	12,621
Regal-Beloit Corp.	1,500	33,450
Reliance Steel & Aluminum Co.	1,800	46,800
Robbins & Myers, Inc.	500	12,400
SPS Technologies, Inc. (a)	700	26,859
SPX Corp. (a)	3,219	407,236
Stewart & Stevenson Services, Inc.	5,700	88,521
SureBeam Corp. Class A	6,000	37,500
Tennant Co.	500	17,625
Terex Corp. (a)	5,500	112,090
Thomas Industries, Inc.	800	21,136
Timken Co.	4,100	73,595
Titan International, Inc.	600	2,742
Trinity Industries, Inc.	2,800	61,404
UNOVA, Inc. (a)	2,400	13,752
Valmont Industries, Inc.	1,100	18,909
Wabash National Corp.	700	7,693
Watts Industries, Inc. Class A	1,400	22,190
Wolverine Tube, Inc. (a)	200	1,800
		12,941,284
Marine - 0.0%
Alexander & Baldwin, Inc.	1,900	47,044
Kirby Corp. (a)	300	9,135
OMI Corp. (a)	400	1,408
		57,587
Road & Rail - 0.5%
AMERCO (a)	4,600	79,350
Arkansas Best Corp. (a)	4,400	118,008
Budget Group, Inc. Class A (a)	1,400	532
Burlington Northern Santa Fe Corp.	37,300	1,082,446
C.H. Robinson Worldwide, Inc.	8,300	241,530
Celadon Group, Inc. (a)	4,300	24,596
CNF, Inc.	3,900	120,939
Consolidated Freightways Corp. (a)	800	3,776

	Shares	Value (Note 1)
CSX Corp.	16,600	$ 626,484
Dollar Thrifty Automotive Group, Inc. (a)	2,200	37,400
Florida East Coast Industries, Inc. Class A	2,700	65,826
GATX Corp.	3,400	104,108
Heartland Express, Inc. (a)	2,049	46,164
J.B. Hunt Transport Services, Inc. (a)	4,900	115,003
Kansas City Southern Industries, Inc. (a)	2,600	37,284
Knight Transportation, Inc. (a)	6,075	125,145
Landstar System, Inc. (a)	1,000	82,280
Norfolk Southern Corp.	37,500	892,125
RailAmerica, Inc. (a)	7,500	82,950
Roadway Corp.	3,600	134,640
Ryder System, Inc.	5,200	146,120
Swift Transportation Co., Inc. (a)	5,230	113,439
U.S. Xpress Enterprises, Inc. Class A (a)	600	5,940
Union Pacific Corp.	23,100	1,401,477
USFreightways Corp.	4,400	158,400
Werner Enterprises, Inc.	6,500	153,920
Yellow Corp. (a)	4,300	99,760
		6,099,642
Trading Companies & Distributors - 0.1%
Aceto Corp.	600	5,886
Fastenal Co.	4,300	321,382
Genuine Parts Co.	14,200	518,726
Huttig Building Products, Inc. (a)	1,077	6,193
Lawson Products, Inc.	400	11,192
MSC Industrial Direct, Inc. Class A (a)	2,700	56,943
Pitt-Des Moines, Inc.	100	3,354
W.W. Grainger, Inc.	7,400	438,598
		1,362,274
TOTAL INDUSTRIALS		123,758,701
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 2.1%
3Com Corp. (a)	32,200	154,560
Accelerated Networks, Inc. (a)	3,400	1,258
Ace Communication Corp. (a)	3,000	3,960
Adaptec, Inc.	5,400	61,560
ADC Telecommunications, Inc. (a)	65,370	235,332
Adtran, Inc. (a)	2,500	60,250
Advanced Fibre Communication, Inc. (a)	5,700	92,625
Advanced Switching Communication, Inc. (a)	2,500	2,700
Airnet Communications Corp. (a)	2,800	1,400
Allen Telecom, Inc. (a)	1,200	8,232
Alliance Fiber Optic Products, Inc. (a)	2,400	2,640
Alpine Group, Inc. (a)	4,900	7,350
AltiGen Communications, Inc. (a)	3,200	2,080
Amplidyne, Inc. (a)	3,300	3,498
Anaren Microwave, Inc. (a)	1,500	19,050
Andrew Corp. (a)	8,200	137,842
Applied Innovation, Inc. (a)	1,500	7,200
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ariel Corp. (a)	6,900	$ 69
Arris Group, Inc. (a)	10,500	89,040
Aspect Communications Corp. (a)	4,400	13,860
Audiovox Corp. Class A (a)	3,500	23,135
Avanex Corp. (a)	10,330	33,624
Avaya, Inc. (a)	20,858	111,590
Avici Systems, Inc. (a)	14,000	23,380
Avocent Corp. (a)	2,500	58,900
Aware, Inc. (a)	7,800	50,076
Bel Fuse, Inc. Class A (a)	1,000	19,900
Black Box Corp. (a)	2,600	122,200
Blonder Tongue Laboratories, Inc. (a)	3,900	12,480
Bogen Communications International, Inc. (a)	2,400	7,464
Brocade Communications System, Inc. (a)	19,400	426,218
Brooktrout, Inc. (a)	1,900	11,210
C-COR.net Corp. (a)	1,800	25,650
Cable Design Technologies Corp. (a)	4,575	53,070
Carrier Access Corp. (a)	3,100	11,470
Centillium Communications, Inc. (a)	2,600	25,298
CIENA Corp. (a)	26,000	201,760
Cisco Systems, Inc. (a)	654,152	9,334,749
Clarent Corp. (a)	8,082	3,394
Cognitronics Corp. (a)	2,400	9,144
Com21, Inc. (a)	1,200	1,020
Comarco, Inc. (a)	450	5,108
Comdial Corp. (a)	5,600	3,304
CommScope, Inc. (a)	3,600	59,400
Communications Systems, Inc.	2,500	18,675
Computer Network Technology Corp. (a)	4,800	58,368
Comtech Telecommunications Corp. (a)	1,300	12,532
Comverse Technology, Inc. (a)	14,379	225,031
Conolog Corp. (a)	1,400	504
Copper Mountain Networks, Inc. (a)	6,200	5,332
Corning, Inc.	78,290	526,892
Corvis Corp. (a)	42,600	48,564
Cosine Communications, Inc. (a)	7,000	9,100
Crown Castle International Corp. (a)	14,100	87,561
Cylink Corp. (a)	100	151
DAOU Systems, Inc. (a)	200	156
Datum, Inc. (a)	600	7,290
Davox Corp. (a)	3,700	31,820
Digi International, Inc. (a)	4,666	27,529
Digital Lightwave, Inc. (a)	6,271	30,289
Ditech Communications Corp. (a)	1,600	6,848
DMC Stratex Networks, Inc. (a)	5,115	22,915
Echelon Corp. (a)	2,900	46,110
Elastic Networks, Inc. (a)	3,700	2,775
eLOT, Inc. (a)	10,600	424
Emulex Corp. (a)	6,300	204,498
Enterasys Networks, Inc. (a)	12,800	45,440

	Shares	Value (Note 1)
Entrada Networks, Inc. (a)	150	$ 17
eOn Communications Corp. (a)	620	701
Extended Systems, Inc. (a)	500	3,043
Extreme Networks, Inc. (a)	7,800	49,062
Ezenia!, Inc. (a)	200	50
FalconStor Software, Inc. (a)	3,300	22,902
Finisar Corp. (a)	14,600	89,060
First Virtual Communications, Inc. (a)	3,131	2,755
Forgent Networks, Inc. (a)	10,500	20,475
Foundry Networks, Inc. (a)	8,500	47,770
Gadzoox Networks, Inc. (a)	11,700	4,563
Glenayre Technologies, Inc. (a)	7,200	16,920
Globecomm Systems, Inc. (a)	3,000	15,420
Harmonic, Inc. (a)	2,622	27,898
Harris Corp.	4,100	140,425
Inrange Technologies Corp. Class B (a)	6,300	57,897
Inter-Tel, Inc.	1,900	31,350
InterDigital Communication Corp. (a)	5,300	44,255
ISCO International, Inc. (a)	1,800	837
Ixia (a)	3,700	29,230
JDS Uniphase Corp. (a)	114,234	554,035
Juniper Networks, Inc. (a)	26,500	246,980
Lantronix, Inc. (a)	500	1,100
LightPath Technologies, Inc. Class A (a)	3,500	5,495
Loral Space & Communications Ltd. (a)	36,100	71,839
Lucent Technologies, Inc.	294,107	1,644,058
McDATA Corp. Class A (a)	8,398	132,352
MCK Communications, Inc. (a)	2,200	3,278
Metawave Communications Corp. (a)	3,800	4,066
Motorola, Inc.	193,925	2,521,025
MRV Communications, Inc. (a)	20,755	52,095
Netopia, Inc. (a)	1,000	3,990
Netro Corp. (a)	3,800	11,248
Netscreen Technologies, Inc.	3,300	46,167
NetSolve, Inc. (a)	1,900	14,896
Network Engines, Inc. (a)	2,300	2,070
Network Equipment Technologies, Inc. (a)	3,600	19,260
New Focus, Inc. (a)	14,600	35,916
Next Level Communications, Inc. (a)	17,500	28,350
NMS Communications Corp. (a)	2,800	9,800
NumereX Corp. Class A (a)	2,600	22,880
ONI Systems Corp. (a)	8,800	48,048
Oplink Communications, Inc. (a)	10,900	18,094
Optelecom, Inc. (a)	2,000	5,420
Optical Cable Corp. (a)	5,250	3,675
Optical Communication Products, Inc. (a)	6,000	11,400
P-Com, Inc. (a)	5,400	972
Packeteer, Inc. (a)	7,500	43,500
Paradyne Networks, Inc. (a)	3,300	11,253
PC-Tel, Inc. (a)	2,200	17,688
Performance Technologies, Inc. (a)	2,900	27,428
Plantronics, Inc. (a)	3,400	68,000
Polycom, Inc. (a)	7,458	181,528
Powerwave Technologies, Inc. (a)	4,300	56,029
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Proxim, Inc. (a)	5,900	$ 22,479
QUALCOMM, Inc. (a)	66,300	2,204,475
Redback Networks, Inc. (a)	21,500	66,435
REMEC, Inc. (a)	4,100	32,062
Repeater Technologies, Inc. (a)	3,500	490
Riverstone Networks, Inc.	10,767	41,130
ROHN Industries, Inc. (a)	2,300	2,576
Science Dynamics Corp. (a)	4,100	287
Scientific-Atlanta, Inc.	11,800	263,966
SCM Microsystems, Inc. (a)	600	6,606
Sonus Networks, Inc. (a)	25,100	66,515
Sorrento Networks Corp. (a)	10,100	20,200
SpectraLink Corp. (a)	3,500	32,445
SpectraSite Holdings, Inc. (a)	8,600	11,008
STM Wireless, Inc. Class A (a)	3,900	7,020
Stratos Lightwave, Inc. (a)	10,582	39,153
Sunrise Telecom, Inc. (a)	4,200	11,508
Superior Telecom, Inc. (a)	515	361
Sycamore Networks, Inc. (a)	32,600	113,774
Symmetricom, Inc. (a)	8,300	51,875
Syntellect, Inc. (a)	3,900	6,391
Tekelec (a)	4,100	47,970
Telaxis Communications Corp. (a)	2,440	2,684
Tellabs, Inc. (a)	32,888	337,431
Tellium, Inc.	8,200	17,138
Telular Corp. (a)	2,100	14,154
TeraForce Technology Corp. (a)	19,900	2,726
Terayon Communication Systems, Inc. (a)	4,700	27,777
Tollgrade Communications, Inc. (a)	2,600	55,770
Transcrypt International, Inc. (a)	99	103
Triton Network Systems, Inc. (a)	3,900	2,418
Turnstone Systems, Inc. (a)	5,720	26,083
Tut Systems, Inc. (a)	1,100	1,595
UTStarcom, Inc. (a)	700	14,175
Veramark Technologies, Inc. (a)	2,300	1,587
Verilink Corp. (a)	3,400	1,700
ViaSat, Inc. (a)	1,500	19,275
Video Network Communications, Inc. (a)	960	2,765
Vyyo, Inc. (a)	3,400	3,944
Wegener Corp. (a)	3,500	2,870
Westell Technologies, Inc. Class A (a)	2,870	4,822
WJ Communications, Inc. (a)	3,700	11,100
Xetel Corp. (a)	3,900	1,677
		23,085,939
Computers & Peripherals - 3.1%
3Dfx Interactive, Inc. (a)	6,992	3,076
Advanced Digital Information Corp. (a)	6,300	77,553
Alpha Technologies Group, Inc. (a)	2,100	4,410
Apple Computer, Inc. (a)	29,000	629,300
Astro-Med, Inc.	3,800	14,060
Auspex Systems, Inc. (a)	800	896

	Shares	Value (Note 1)
Avid Technology, Inc. (a)	5,700	$ 75,867
Compaq Computer Corp.	145,761	1,478,017
Concurrent Computer Corp. (a)	9,800	98,098
Crossroads Systems, Inc. (a)	6,000	19,320
Datalink Corp. (a)	2,200	10,866
Dataram Corp. (a)	3,250	21,483
Dell Computer Corp. (a)	229,500	5,666,355
Dot Hill Systems Corp. (a)	300	504
Drexler Technology Corp. (a)	3,000	59,520
Electronics for Imaging, Inc. (a)	4,100	79,540
EMC Corp. (a)	192,250	2,095,525
Exabyte Corp. (a)	100	70
FOCUS Enhancements, Inc. (a)	5,500	6,545
Gateway, Inc. (a)	23,400	107,640
Handspring, Inc. (a)	18,200	83,174
Hauppauge Digital, Inc. (a)	500	795
Hewlett-Packard Co.	169,907	3,418,529
Hutchinson Technology, Inc. (a)	4,700	99,875
InFocus Corp. (a)	5,400	93,744
Innovex, Inc. (a)	1,500	6,045
Intergraph Corp. (a)	8,900	132,699
Interland, Inc. (a)	11,088	20,291
International Business Machines Corp.	153,500	15,061,420
Interphase Corp. (a)	4,000	19,800
Iomega Corp. (a)	9,880	86,648
Isomet Corp. (a)	700	2,870
JNI Corp. (a)	7,100	50,126
Komag, Inc. (a)	2,591	44
Lexmark International, Inc. Class A (a)	10,700	531,897
Maxtor Corp. (a)	20,555	146,968
Media 100, Inc. (a)	2,700	8,613
Mitek Systems, Inc. (a)	3,800	7,676
MTI Technology Corp. (a)	3,200	3,680
NCR Corp. (a)	9,100	380,380
NeoMagic Corp. (a)	1,000	3,200
Neoware Systems, Inc. (a)	5,500	38,885
Network Appliance, Inc. (a)	27,600	441,324
Palm, Inc. (a)	50,350	152,057
Pinnacle Systems, Inc. (a)	6,900	55,062
Presstek, Inc. (a)	1,500	9,150
Procom Technology, Inc. (a)	8,200	17,466
Quantum Corp. - DLT & Storage Systems Group (a)	9,626	85,671
Rainbow Technologies, Inc. (a)	5,100	38,505
Read-Rite Corp. (a)	18,300	51,789
SanDisk Corp. (a)	5,200	76,492
SBS Technologies, Inc. (a)	3,600	50,868
Scan-Optics, Inc. (a)	300	114
Sigma Designs, Inc. (a)	4,000	12,000
Silicon Graphics, Inc. (a)	26,400	92,136
SimpleTech, Inc. (a)	7,700	44,968
Socket Communications, Inc. (a)	3,300	4,521
Storage Technology Corp. (a)	7,300	140,160
StorageNetworks, Inc. (a)	13,600	44,336
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	283,040	$ 2,408,670
Tidel Technologies, Inc. (a)	7,700	3,311
uniView Technologies Corp. (a)	825	536
Video Display Corp.	1,440	8,207
ViewCast.com, Inc. (a)	13,700	7,946
Vixel Corp. (a)	6,600	22,770
Western Digital Corp. (a)	7,700	44,737
Xybernaut Corp. (a)	2,100	4,116
		34,462,916
Electronic Equipment & Instruments - 0.8%
Advanced Photonix, Inc. Class A (a)	15,100	11,325
Aetrium, Inc. (a)	2,400	3,360
Agilent Technologies, Inc. (a)	39,370	1,226,376
American Technology Corp. (a)	900	2,241
Amphenol Corp. Class A (a)	2,700	113,886
Analogic Corp.	2,700	108,270
Andersen Group, Inc. (a)	1,700	13,680
Andrea Electronics Corp. (a)	1,600	864
Anixter International, Inc. (a)	2,600	67,262
APA Optics, Inc. (a)	2,800	7,224
APW Ltd. (a)	2,700	567
Arrow Electronics, Inc. (a)	8,400	225,120
Avnet, Inc.	7,778	204,250
AVX Corp.	12,600	227,682
BEI Technologies, Inc.	2,800	45,136
Bell Industries, Inc. (a)	7,200	15,480
Benchmark Electronics, Inc. (a)	1,700	44,880
Benthos, Inc. (a)	2,700	16,200
California Amplifier, Inc. (a)	6,300	30,555
CheckPoint Systems, Inc. (a)	1,600	22,400
Chyron Corp. (a)	1,500	555
ClearOne Communications, Inc. (a)	3,200	40,032
Cognex Corp. (a)	3,000	69,330
Coherent, Inc. (a)	1,900	53,922
Cohu, Inc.	3,000	69,120
Craftmade International, Inc.	1,700	27,421
CTS Corp.	1,900	26,410
CyberOptics Corp. (a)	850	8,925
Datakey, Inc. (a)	3,600	16,920
DDi Corp. (a)	1,300	12,402
Diebold, Inc.	6,900	251,850
Digital Video Systems, Inc. (a)	1,800	5,130
DSP Group, Inc. (a)	1,900	38,266
Duraswitch Industries, Inc. (a)	1,500	12,165
En Pointe Technologies, Inc. (a)	1,400	1,890
ePlus, Inc. (a)	1,200	10,980
Excel Technology, Inc. (a)	1,100	18,370
Fisher Scientific International, Inc. (a)	6,400	185,600
Flir Systems, Inc. (a)	2,300	125,419
Franklin Electric Co., Inc.	700	64,792
Frequency Electronics, Inc.	500	6,250

	Shares	Value (Note 1)
Giga-Tronics, Inc. (a)	3,000	$ 11,690
Identix, Inc. (a)	200	1,704
IEC Electronics Corp. (a)	100	55
Ingram Micro, Inc. Class A (a)	12,800	195,200
Interlink Electronics, Inc. (a)	1,200	3,720
Intermagnetics General Corp.	950	22,259
Itron, Inc. (a)	3,000	75,450
Jabil Circuit, Inc. (a)	15,100	281,615
JMAR Industries, Inc. (a)	2,900	7,743
Keithley Instruments, Inc.	1,200	23,244
KEMET Corp. (a)	6,700	109,143
Kopin Corp. (a)	9,400	68,808
Laser Corp. (a)	2,700	2,511
LeCroy Corp. (a)	1,700	29,410
LoJack Corp. (a)	3,600	19,620
LSI, Industries, Inc.	2,100	41,916
Mackie Designs, Inc. (a)	1,400	5,810
Maxwell Technologies, Inc. (a)	1,100	9,680
Mechanical Technology, Inc. (a)	4,800	13,968
Medicore, Inc. (a)	3,700	5,920
Merix Corp. (a)	1,450	23,563
Methode Electronics, Inc. Class A	7,900	71,495
Micronetics Wireless, Inc. (a)	1,800	7,164
Millipore Corp.	3,500	182,700
MOCON, Inc.	3,700	34,595
MTS Systems Corp.	4,100	42,845
Nanometrics, Inc. (a)	800	12,016
New Brunswick Scientific, Inc.	3,300	24,057
Newport Corp.	2,900	54,839
NU Horizons Electronics Corp. (a)	6,300	55,062
Odetics, Inc. Class A (a)	1,200	1,848
OSI Systems, Inc. (a)	3,000	63,002
OYO Geospace Corp. (a)	1,300	17,030
Park Electrochemical Corp.	1,150	29,038
Parlex Corp. (a)	1,600	20,480
PCD, Inc. (a)	1,000	1,300
PerkinElmer, Inc.	9,268	213,164
Photon Dynamics, Inc. (a)	2,400	99,168
Pioneer Standard Electronics, Inc.	7,500	89,775
Planar Systems, Inc. (a)	2,600	53,196
Plexus Corp. (a)	2,800	60,228
Powell Industries, Inc. (a)	3,100	63,643
Research Frontiers, Inc. (a)	2,000	32,000
Richardson Electronics Ltd.	5,500	68,475
Robotic Vision Systems, Inc. (a)	3,500	3,780
Rofin-Sinar Technologies, Inc. (a)	2,500	23,750
Rogers Corp. (a)	900	27,900
Roper Industries, Inc.	2,100	98,175
Sanmina-SCI Corp. (a)	43,472	441,241
Satcon Technology Corp.	1,200	4,500
ScanSource, Inc. (a)	1,300	68,887
Scientific Technologies, Inc.	3,100	12,400
SED International Holdings, Inc. (a)	100	80
Sipex Corp. (a)	1,500	14,310
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sirenza Microdevices, Inc. (a)	4,500	$ 21,105
SL Industries, Inc. (a)	2,300	19,090
Solectron Corp. (a)	68,736	568,447
Somera Communications, Inc. (a)	2,800	22,540
Spectrian Corp. (a)	3,700	45,399
Spectrum Control, Inc. (a)	1,500	7,800
SRS Labs, Inc. (a)	2,700	8,235
StockerYale, Inc. (a)	1,200	8,640
Super Vision International, Inc. Class A (a)	2,100	11,865
Superconductor Technologies, Inc. (a)	4,100	16,071
Symbol Technologies, Inc.	17,212	148,540
Sypris Solutions, Inc. (a)	3,100	41,385
Tech Data Corp. (a)	3,800	174,040
Technitrol, Inc.	2,300	50,094
Tektronix, Inc. (a)	6,700	160,197
Teledyne Technologies, Inc. (a)	2,100	34,335
Thermo Electron Corp.	12,870	261,905
Trimble Navigation Ltd. (a)	5,200	67,600
TrueTime, Inc. (a)	3,100	5,022
Ultrak, Inc. (a)	3,700	3,478
Universal Display Corp. (a)	2,400	20,760
Varian, Inc. (a)	2,300	78,453
Veeco Instruments, Inc. (a)	1,100	27,511
Viasystems Group, Inc. (a)	7,200	2,664
Viisage Technology, Inc. (a)	6,100	35,990
Vishay Intertechnology, Inc. (a)	13,890	245,992
Visionics Corp. (a)	4,700	53,289
Waters Corp. (a)	10,500	328,125
Woodhead Industries, Inc.	1,600	24,560
X-Rite, Inc.	2,700	24,570
Zomax, Inc. (a)	4,900	33,761
Zygo Corp. (a)	1,200	15,048
		8,944,190
Internet Software & Services - 0.4%
24/7 Real Media, Inc. (a)	2,300	483
Accrue Software, Inc. (a)	2,400	1,200
Akamai Technologies, Inc. (a)	15,778	49,070
Alloy, Inc. (a)	3,300	49,992
Allscripts Healthcare Solutions, Inc. (a)	2,200	10,450
America Online Latin America, Inc. (a)	2,200	5,940
AppliedTheory Corp. (a)	800	96
Apropos Technology, Inc. (a)	750	1,688
Ardent Communications, Inc. (a)	2,400	12
Ariba, Inc. (a)	23,300	103,219
Art Technology Group, Inc. (a)	11,400	28,044
Ashton Technology Group, Inc. (a)	4,700	846
Ask Jeeves, Inc. (a)	1,800	2,520
Autobytel, Inc. (a)	7,376	22,128
Be Free, Inc. (a)	1,900	2,755
Blue Martini Software, Inc. (a)	12,500	17,125

	Shares	Value (Note 1)
Braun Consulting, Inc. (a)	1,700	$ 6,443
BroadVision, Inc. (a)	18,259	34,875
CacheFlow, Inc. (a)	2,700	2,673
Calico Commerce, Inc. (a)	626	157
CenterSpan Communications Corp. (a)	1,300	11,374
Centra Software, Inc. (a)	6,080	35,264
Chordiant Software, Inc. (a)	1,910	10,123
Click Commerce, Inc. (a)	2,500	5,625
CMGI, Inc. (a)	21,108	31,029
CNET Networks, Inc. (a)	8,106	38,585
Commerce One, Inc. (a)	19,220	32,290
Communication Intelligence Corp. (a)	3,800	3,838
Corillian Corp. (a)	500	1,205
Critical Path, Inc. (a)	14,758	33,353
Crosswalk.com, Inc. (a)	300	270
Cybear Group (a)	201	66
Cybercash, Inc. (a)	7,800	878
CyberSource Corp. (a)	2,800	5,628
deltathree, Inc. (a)	500	400
Dice, Inc. (a)	3,200	6,560
Digex, Inc. Class A (a)	10,000	9,200
Digital Impact, Inc. (a)	800	1,400
Digital Insight Corp. (a)	4,100	96,473
Digital River, Inc. (a)	4,700	53,296
DigitalThink, Inc. (a)	7,320	28,182
Digitas, Inc. (a)	3,500	19,250
Divine, Inc. Class A (a)	38,120	23,634
Docent, Inc. (a)	2,800	5,628
DoubleClick, Inc. (a)	9,234	99,450
DSL.net, Inc. (a)	300	285
EarthLink, Inc. (a)	10,277	92,185
EasyLink Services Corp. Class A (a)	170	444
eBenX, Inc. (a)	1,900	7,220
eCollege.com (a)	3,900	11,505
eGain Communications Corp. (a)	5,000	4,350
Elcom International, Inc. (a)	2,200	1,936
Eloquent, Inc. (a)	930	716
eMagin Corp. (a)	3,800	5,472
eMerge Interactive, Inc. Class A (a)	3,830	2,873
Equinix, Inc. (a)	3,600	4,500
eSoft, Inc. (a)	4,500	1,125
EuroWeb International Corp. (a)	820	2,148
Evolve Software, Inc. (a)	100	23
eXcelon Corp. (a)	2,376	2,839
Exodus Communications, Inc. (a)	78,900	2,209
F5 Networks, Inc. (a)	3,200	69,920
FiNet.com, Inc. (a)	358	143
FirePond, Inc. (a)	1,900	2,090
FreeMarkets, Inc. (a)	2,300	44,712
Frontline Communications Corp. (a)	1,600	240
FTD.com, Inc. Class A (a)	5,700	47,766
Genuity, Inc. (a)	13,300	13,300
Globix Corp. (a)	1,900	70
GSV, Inc. (a)	980	49
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
HearMe	3,800	$ 688
High Speed Access Corp. (a)	5,100	3,978
Hollywood Media Corp. (a)	1,200	6,360
Homeseekers.com, Inc. (a)	3,600	252
Homestore.com, Inc. (a)	8,000	9,760
Hotel Reservations Network, Inc. Class A (a)	2,340	119,340
I-Many, Inc. (a)	5,700	32,946
IasiaWorks, Inc. (a)	1,000	30
iBasis, Inc. (a)	2,400	2,232
iManage, Inc. (a)	300	1,815
InfoSpace, Inc. (a)	19,740	26,649
Innodata Corp. (a)	9,200	20,056
INT Media Group, Inc. (a)	1,200	2,700
Intelligroup, Inc. (a)	2,300	1,978
InterCept, Inc. (a)	2,800	108,920
Interliant, Inc. (a)	3,200	1,248
Internap Network Services Corp. (a)	18,300	18,483
Internet America, Inc. (a)	4,200	1,428
Internet Capital Group, Inc. (a)	19,400	14,938
Internet Commerce Corp. Class A (a)	600	2,700
Internet Pictures Corp. (a)	295	617
Internet Security Systems, Inc. (a)	2,800	66,388
InterWorld Corp. (a)	50	1
Interwoven, Inc. (a)	6,600	41,382
Intraware, Inc. (a)	1,200	2,052
ION Networks, Inc. (a)	2,400	1,632
iVillage, Inc. (a)	6,100	12,505
j2 Global Communications, Inc. (a)	245	1,355
Jupiter Media Metrix, Inc. (a)	4,711	895
Kana Software, Inc. (a)	3,268	39,608
Keynote Systems, Inc. (a)	1,600	13,984
Landacorp, Inc. (a)	3,900	4,368
Lante Corp. (a)	2,060	2,122
Learn2 Corp. (a)	997	120
LendingTree, Inc. (a)	4,950	34,650
Liquid Audio, Inc. (a)	4,100	9,348
Log On America, Inc. (a)	2,300	253
LookSmart Ltd. (a)	5,400	11,880
Loudeye Technologies, Inc. (a)	2,000	1,220
Marimba, Inc. (a)	2,500	7,500
Marketwatch.com, Inc. (a)	200	704
MatrixOne, Inc. (a)	2,600	29,432
McAfee.com Corp. (a)	2,300	27,209
MedicaLogic/Medscape, Inc. (a)	3,300	330
Modem Media, Inc. Class A (a)	4,300	13,330
Multex.com, Inc. (a)	2,900	11,513
National Information Consortium, Inc. (a)	3,500	13,335
Navidec, Inc. (a)	3,100	1,116
NaviSite, Inc. (a)	3,500	875
Neoforma, Inc. (a)	2,800	51,604

	Shares	Value (Note 1)
Net Perceptions, Inc. (a)	1,600	$ 2,352
Net2Phone, Inc. (a)	1,100	5,841
NetCurrents Information Services, Inc. (a)	10,100	202
Netegrity, Inc. (a)	5,000	61,700
NetRatings, Inc. (a)	2,200	25,410
New Frontier Media, Inc. (a)	5,000	9,850
NexPrise, Inc. (a)	3,200	1,408
Niku Corp. (a)	13,900	31,692
NQL, Inc. (a)	5,500	110
OneSource Information Services, Inc. (a)	3,500	26,110
Openwave Systems, Inc. (a)	13,114	73,307
Optio Software, Inc. (a)	3,000	1,742
OTG Software, Inc. (a)	5,900	53,336
Overture Services, Inc. (a)	4,200	127,092
PEC Solutions, Inc. (a)	3,500	80,185
Persistence Software, Inc. (a)	700	763
Plastic Surgery Co. (a)	300	186
PopMail.com, Inc. (a)	710	11
Primus Knowledge Solutions, Inc. (a)	800	848
Promotions.com, Inc. (a)	2,400	1,848
PurchasePro.com, Inc. (a)	28,500	20,520
Quovadx, Inc. (a)	5,115	35,191
Rare Medium Group, Inc. (a)	3,500	910
RealNetworks, Inc. (a)	10,400	56,680
Register.com, Inc. (a)	6,700	59,094
Retek, Inc. (a)	3,191	63,884
S1 Corp. (a)	3,695	55,684
Saba Software, Inc. (a)	2,400	9,216
Salon Media Group, Inc. (a)	5,500	715
SciQuest, Inc. (a)	700	1,099
ScreamingMedia, Inc. (a)	200	370
SeeBeyond Technology Corp. (a)	3,000	27,300
Selectica, Inc. (a)	7,900	31,284
SilverStream Software, Inc. (a)	1,300	6,240
SkillSoft Corp. (a)	3,390	73,360
SmartServ Online, Inc. (a)	900	4,725
SoftNet Systems, Inc. (a)	2,400	4,776
SonicWALL, Inc. (a)	4,500	58,230
Source Media, Inc. (a)	2,500	53
SpeedUs.com (a)	6,200	5,022
Sportsline.com, Inc. (a)	1,000	2,560
SSP Solutions, Inc. (a)	2,900	8,555
StarMedia Network, Inc. (a)	3,600	234
Stellent, Inc. (a)	3,900	58,461
Support.com, Inc. (a)	2,300	8,855
Switchboard, Inc. (a)	2,900	10,436
The Sedona Corp. (a)	6,100	4,453
The viaLink Co. (a)	2,400	384
theglobe.com, Inc. (a)	6,400	384
TheStreet.com, Inc. (a)	3,600	7,128
Tippingpoint Technologies, Inc. (a)	227	1,930
Track Data Corp. (a)	8,200	15,908
Travelocity.com, Inc. (a)	3,000	77,100
Tucows, Inc. (a)	2,000	700
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tumbleweed Communications Corp. (a)	1,858	$ 7,618
U.S. SEARCH.com, Inc. (a)	4,700	5,734
United Online, Inc. (a)	8,152	54,944
Universal Access Global Holdings, Inc. (a)	19,300	45,934
ValueClick, Inc. (a)	1,516	3,775
VeriSign, Inc. (a)	20,739	492,136
VerticalNet, Inc. (a)	5,300	4,293
Via Net.Works, Inc. (a)	2,930	2,637
Viant Corp. (a)	3,300	4,422
Vicinity Corp. (a)	1,410	2,961
Vignette Corp. (a)	14,986	41,961
Virage, Inc. (a)	500	1,205
Visual Data Corp. (a)	3,100	2,263
Vitria Technology, Inc. (a)	8,500	39,950
WatchGuard Technologies, Inc. (a)	1,900	9,823
Webb Interactive Services, Inc. (a)	4,300	3,526
WebEx Communications, Inc. (a)	2,700	30,834
WebMD Corp. (a)	32,718	256,836
webMethods, Inc. (a)	6,251	107,517
Websense, Inc. (a)	3,200	71,712
WorldGate Communications, Inc. (a)	1,300	2,028
Yahoo!, Inc. (a)	50,490	730,085
ZixIt Corp. (a)	900	3,555
		5,129,849
IT Consulting & Services - 0.6%
Acxiom Corp. (a)	10,000	146,000
Affiliated Computer Services, Inc. Class A (a)	9,600	469,536
AlphaNet Solutions, Inc. (a)	400	800
Alternative Resources Corp.	700	490
American Management Systems, Inc. (a)	4,700	87,138
Answerthink, Inc. (a)	1,940	9,506
Bell Microproducts, Inc. (a)	4,400	48,356
CACI International, Inc. Class A (a)	3,600	122,220
Carreker Corp. (a)	6,500	47,320
Ciber, Inc. (a)	4,335	37,368
Cognizant Technology Solutions Corp. Class A (a)	1,200	42,552
Comdisco, Inc.	38,700	14,319
Computer Horizons Corp. (a)	5,300	18,230
Computer Sciences Corp. (a)	14,099	669,843
Covansys Corp. (a)	1,255	10,253
CSP, Inc. (a)	3,600	13,104
Direct Insite Corp. (a)	40	52
Edgewater Technology, Inc. (a)	2,800	11,256
Electronic Data Systems Corp.	41,000	2,420,230
eLoyalty Corp. (a)	5,785	37,892
Forrester Research, Inc. (a)	3,900	75,933
Gartner, Inc. Class B (a)	4,400	50,424
GRIC Communications, Inc. (a)	2,000	3,960

	Shares	Value (Note 1)
Health Management Systems, Inc. (a)	400	$ 2,140
IDX Systems Corp. (a)	5,800	88,102
iGate Capital Corp. (a)	2,900	10,585
Inforte Corp. (a)	640	5,984
Investment Technology Group, Inc. (a)	3,414	158,478
Keane, Inc. (a)	3,900	62,400
KPMG Consulting, Inc.	16,800	294,504
Lionbridge Technologies, Inc. (a)	3,138	6,276
Manhattan Associates, Inc. (a)	3,500	105,175
MedCom USA, Inc. (a)	2,180	294
Meta Group, Inc. (a)	2,450	3,945
Netguru, Inc. (a)	1,800	5,400
Netplex Group, Inc. (a)	3,700	89
Network Access Solutions Corp. (a)	3,800	494
New Horizons Worldwide, Inc. (a)	1,100	13,750
Perot Systems Corp. Class A (a)	5,900	99,415
Pfsweb, Inc. (a)	9,321	7,923
PowerCerv Corp. (a)	666	440
Predictive Systems, Inc. (a)	200	286
Primix Solutions, Inc. (a)	3,500	175
Proquest Co. (a)	3,700	133,200
Razorfish, Inc. Class A (a)	5,750	748
Safeguard Scientifics, Inc. (a)	7,700	21,714
Sapient Corp. (a)	7,300	32,047
Savvis Communications Corp. (a)	4,980	3,685
Simplex Solutions, Inc.	1,100	8,569
StarTek, Inc. (a)	1,900	40,565
Storage Engine, Inc. (a)	434	343
SunGard Data Systems, Inc. (a)	22,836	704,947
Superior Consultant Holdings Corp. (a)	1,300	7,917
Sykes Enterprises, Inc. (a)	6,100	50,630
Syntel, Inc. (a)	1,400	18,410
Technology Solutions Co. (a)	8,550	14,535
TenFold Corp. (a)	400	152
The Management Network Group, Inc. (a)	1,200	5,772
Tier Technologies, Inc. Class B (a)	4,000	64,000
Titan Corp. (a)	5,950	107,100
TSR, Inc. (a)	100	556
Unisys Corp. (a)	24,000	266,400
Zamba Corp. (a)	3,700	1,110
		6,685,037
Office Electronics - 0.1%
Global Imaging Systems, Inc. (a)	3,600	56,052
IKON Office Solutions, Inc.	8,700	116,580
Xerox Corp.	59,800	580,658
Zebra Technologies Corp.:
Class A (a)	3,600	185,364
Class B	180	9,268
		947,922
Semiconductor Equipment & Products - 4.0%
8X8, Inc. (a)	1,000	1,000
Actel Corp. (a)	4,700	84,271
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
ADE Corp. (a)	800	$ 8,048
Advanced Micro Devices, Inc. (a)	27,400	369,900
Advanced Power Technology, Inc. (a)	2,300	25,300
AEHR Test Systems (a)	3,600	15,048
Agere Systems, Inc. Class A	54,300	217,200
Alliance Semiconductor Corp. (a)	2,900	31,001
Alpha Industries, Inc. (a)	5,600	86,296
Altera Corp. (a)	32,000	610,240
Amkor Technology, Inc. (a)	17,100	237,348
Amtech Systems, Inc. (a)	3,500	21,350
ANADIGICS, Inc. (a)	5,550	52,559
Analog Devices, Inc. (a)	30,700	1,142,347
Applied Materials, Inc. (a)	71,057	3,088,848
Applied Micro Circuits Corp. (a)	22,646	174,148
Asyst Technologies, Inc. (a)	5,200	87,256
Atmel Corp. (a)	35,800	258,834
ATMI, Inc. (a)	4,900	125,538
August Technology Corp. (a)	2,100	16,905
Axcelis Technologies, Inc. (a)	13,113	160,110
AXT, Inc. (a)	5,100	45,849
Broadcom Corp. Class A (a)	22,200	680,430
Brooks Automation, Inc. (a)	2,800	122,556
Cabot Microelectronics Corp. (a)	1,690	93,018
California Micro Devices Corp. (a)	1,400	6,398
Celeritek, Inc. (a)	800	7,160
ChipPAC, Inc. (a)	4,500	27,810
Cirrus Logic, Inc. (a)	10,000	154,300
Conexant Systems, Inc. (a)	22,618	231,608
Credence Systems Corp. (a)	4,780	74,950
Cree, Inc. (a)	4,600	64,722
Cymer, Inc. (a)	3,200	117,216
Cypress Semiconductor Corp. (a)	8,600	170,710
DPAC Technologies Corp. (a)	5,400	16,740
DuPont Photomasks, Inc. (a)	2,700	116,046
Elantec Semiconductor, Inc. (a)	3,300	101,046
Electroglas, Inc. (a)	5,100	78,642
EMCORE Corp. (a)	2,300	17,526
Entegris, Inc. (a)	500	5,160
ESS Technology, Inc. (a)	5,700	118,788
Exar Corp. (a)	6,200	113,708
Fairchild Semiconductor International, Inc. Class A (a)	7,100	182,825
FEI Co. (a)	1,500	42,975
FSI International, Inc. (a)	4,200	40,404
GlobespanVirata, Inc. (a)	9,662	108,311
Helix Technology, Inc.	4,100	75,522
Hi/fn, Inc. (a)	2,425	25,244
Ibis Technology Corp. (a)	3,200	28,512
Ikos Systems, Inc. (a)	3,600	40,284
Insilicon Corp. (a)	4,700	9,870
Integrated Circuit Systems, Inc. (a)	4,600	85,146

	Shares	Value (Note 1)
Integrated Device Technology, Inc. (a)	7,700	$ 196,889
Integrated Silicon Solution (a)	7,100	73,911
Integrated Telecom Express, Inc. (a)	2,900	3,770
Intel Corp.	597,478	17,057,997
International Rectifier Corp. (a)	4,300	157,896
Intersil Corp. Class A (a)	6,855	190,158
Intest Corp. (a)	2,800	12,040
IXYS Corp. (a)	3,700	33,337
KLA-Tencor Corp. (a)	15,500	897,605
Kulicke & Soffa Industries, Inc. (a)	6,400	112,768
LAM Research Corp. (a)	9,100	196,924
Lattice Semiconductor Corp. (a)	7,200	123,696
Linear Technology Corp.	26,500	975,995
LSI Logic Corp. (a)	29,500	442,205
LTX Corp. (a)	3,300	71,280
Mattson Technology, Inc. (a)	4,900	26,656
Maxim Integrated Products, Inc. (a)	27,431	1,255,243
MEMC Electronic Materials, Inc. (a)	1,600	6,016
Micrel, Inc. (a)	9,300	186,744
Micro Component Technology, Inc. (a)	4,500	13,680
Micro Linear Corp. (a)	100	245
Microchip Technology, Inc. (a)	10,474	358,001
Micron Technology, Inc. (a)	51,700	1,662,155
Microsemi Corp. (a)	4,300	58,007
Microtune, Inc. (a)	2,600	29,666
MIPS Technologies, Inc. Class A (a)	6,500	44,395
MKS Instruments, Inc. (a)	4,944	132,796
Monolithic System Technology, Inc.	4,500	62,145
Multilink Technology Corp.	13,600	31,280
Mykrolis Corp.	11,068	117,321
National Semiconductor Corp. (a)	13,600	342,040
Novellus Systems, Inc. (a)	11,564	492,511
NVIDIA Corp. (a)	12,200	622,322
Oak Technology, Inc. (a)	2,200	30,910
Omnivision Technologies, Inc. (a)	3,800	27,360
ON Semiconductor Corp. (a)	13,000	37,050
PDF Solutions, Inc.	4,200	58,800
Pericom Semiconductor Corp. (a)	4,500	51,750
Photronics, Inc. (a)	3,895	112,527
Pixelworks, Inc. (a)	5,600	58,856
PLX Technology, Inc. (a)	4,100	49,774
Power Integrations, Inc. (a)	4,600	72,404
PRI Automation, Inc. (a)	4,200	94,416
QLogic Corp. (a)	7,533	280,604
Rambus, Inc. (a)	14,200	97,270
Ramtron International Corp. (a)	4,700	13,630
Reliability, Inc. (a)	100	275
RF Micro Devices, Inc. (a)	12,500	195,500
Rudolph Technologies, Inc. (a)	1,100	40,810
Semitool, Inc. (a)	4,700	46,770
Semtech Corp. (a)	5,000	150,900
Silicon Image, Inc. (a)	8,600	57,448
Silicon Laboratories, Inc. (a)	5,800	150,916
Silicon Storage Technology, Inc. (a)	11,100	98,790
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Siliconix, Inc. (a)	5,400	$ 142,560
SONICblue, Inc. (a)	4,328	13,460
SpeedFam-IPEC, Inc. (a)	1,542	4,102
Standard Microsystems Corp. (a)	500	8,300
Tegal Corp. (a)	6,100	7,839
Teradyne, Inc. (a)	14,993	502,415
Texas Instruments, Inc.	151,758	4,454,097
Therma-Wave, Inc. (a)	5,400	61,020
Three-Five Systems, Inc. (a)	1,500	19,515
Transmeta Corp. (a)	19,000	58,140
Transwitch Corp. (a)	15,850	45,490
Trident Microsystems, Inc. (a)	500	3,280
Trio-Tech International (a)	3,600	9,360
TriQuint Semiconductor, Inc. (a)	10,401	94,129
TTM Technologies, Inc. (a)	2,625	23,074
Tvia, Inc. (a)	6,300	9,450
Ultratech Stepper, Inc. (a)	4,300	67,467
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	74,844
Virage Logic Corp. (a)	3,500	51,240
Vitesse Semiconductor Corp. (a)	13,700	96,174
Xicor, Inc. (a)	6,000	49,800
Xilinx, Inc. (a)	28,200	1,012,944
Zoran Corp. (a)	2,700	97,497
		44,437,674
Software - 4.8%
A.D.A.M., Inc. (a)	1,800	6,714
Acclaim Entertainment, Inc. (a)	14,700	56,448
ActionPoint, Inc. (a)	2,000	4,880
Activision, Inc. (a)	4,650	132,804
Actuate Corp. (a)	2,900	14,529
Adept Technology, Inc. (a)	3,400	7,616
Adobe Systems, Inc.	19,800	720,324
Advent Software, Inc. (a)	4,100	198,891
Agile Software Corp. (a)	2,800	28,140
American Software, Inc. Class A (a)	3,700	11,285
Analytical Surveys, Inc. (a)	200	110
Ansoft Corp. (a)	500	7,100
Ansys, Inc. (a)	3,400	76,670
Applied Digital Solutions, Inc. (a)	10,900	4,796
Applix, Inc. (a)	2,600	4,160
ARI Network Services, Inc. (a)	2,800	1,400
Artisoft, Inc. (a)	3,200	7,520
Ascential Software Corp. (a)	25,660	100,074
Aspen Technology, Inc. (a)	4,900	76,440
Authentidate Holding Corp. (a)	1,900	7,296
Autodesk, Inc.	3,500	154,595
Avant! Corp. (a)	5,100	88,995
AvantGo, Inc. (a)	5,700	6,840
Axeda Systems, Inc. (a)	4,600	11,408
Barra, Inc. (a)	2,950	159,890

	Shares	Value (Note 1)
Base Ten Systems, Inc. Class A (a)	40	$ 2
BEA Systems, Inc. (a)	32,900	418,159
BindView Development Corp. (a)	4,100	8,938
Bitstream, Inc. Class A (a)	10,300	41,715
BMC Software, Inc. (a)	18,945	304,067
Borland Software Corp. (a)	9,200	126,316
Bottomline Technologies, Inc. (a)	1,400	11,872
Brio Software, Inc. (a)	5,000	12,600
BSQUARE Corp. (a)	1,200	3,696
Cadence Design Systems, Inc. (a)	19,852	419,870
Caldera International, Inc. (a)	2,200	1,210
CAM Commerce Solutions, Inc. (a)	2,300	9,890
Caminus Corp. (a)	2,000	39,000
Captaris, Inc. (a)	7,200	21,600
Catapult Communications Corp. (a)	1,500	28,155
Cerner Corp. (a)	3,600	156,384
Citrix Systems, Inc. (a)	14,600	221,482
Clarus Corp. (a)	1,000	3,700
Computer Associates International, Inc.	49,356	803,516
Compuware Corp. (a)	28,700	327,467
Concero, Inc. (a)	1,700	612
Concord Communications, Inc. (a)	1,200	22,620
Concur Technologies, Inc. (a)	3,000	7,650
Convera Corp. Class A (a)	400	1,592
Corio, Inc. (a)	7,600	9,044
Cray, Inc. (a)	16,500	41,415
Datastream Systems, Inc. (a)	2,700	21,411
Datatec Systems, Inc. (a)	5,100	4,998
Datawatch Corp. (a)	1,134	1,588
Dendrite International, Inc. (a)	3,850	41,696
Digimarc Corp. (a)	1,100	16,709
DocuCorp International, Inc. (a)	20	132
Documentum, Inc. (a)	3,200	57,056
E.piphany, Inc. (a)	9,600	76,320
Eclipsys Corp. (a)	6,205	91,834
Ecometry Corp. (a)	2,900	8,149
Electronic Arts, Inc. (a)	11,200	602,784
Embarcadero Technologies, Inc. (a)	2,400	37,200
Entrust, Inc. (a)	7,900	38,078
Epicor Software Corp. (a)	438	942
EPIQ Systems, Inc. (a)	3,550	67,770
ePresence, Inc. (a)	600	2,232
Exchange Applications, Inc. (a)	3,300	660
Fair, Isaac & Co., Inc.	1,000	61,350
FileNET Corp. (a)	1,300	21,307
Fonix Corp. (a)	18,600	921
Fortel, Inc. (a)	9,900	891
General Magic, Inc. (a)	13,300	4,522
Geoworks Corp. (a)	1,000	290
Gerber Scientific, Inc.	3,800	32,680
GraphOn Corp. (a)	4,200	1,302
HealthCentral.com (a)	4,094	614
HNC Software, Inc. (a)	5,300	74,624
HPL Technologies, Inc.	4,400	57,112
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Hyperion Solutions Corp. (a)	4,595	$ 99,068
i2 Technologies, Inc. (a)	32,680	178,106
ImaginOn, Inc. (a)	500	15
Imation Corp. (a)	3,000	70,440
Inet Technologies, Inc. (a)	7,500	75,825
Infogrames, Inc. (a)	5,000	34,100
Informatica Corp. (a)	5,200	47,268
Information Architects Corp. (a)	340	374
Informax, Inc. (a)	12,300	20,541
Inktomi Corp. (a)	19,500	85,215
Innoveda, Inc. (a)	1,600	3,760
InteliData Technologies Corp. (a)	4,700	7,097
IntelliCorp, Inc. (a)	6,000	1,140
Interactive Intelligence, Inc. (a)	2,100	10,080
Intertrust Technologies Corp. (a)	4,700	4,794
InterVoice-Brite, Inc. (a)	2,387	12,030
Intrusion, Inc. (a)	3,600	5,076
Intuit, Inc. (a)	17,631	668,039
J.D. Edwards & Co. (a)	8,000	117,200
Jack Henry & Associates, Inc.	10,300	223,510
JDA Software Group, Inc. (a)	3,400	89,930
Kronos, Inc. (a)	3,000	134,310
Latitude Communications, Inc. (a)	2,400	6,144
Lawson Software, Inc.	11,100	111,555
Legato Systems, Inc. (a)	8,500	82,025
Level 8 Systems, Inc. (a)	1,500	2,400
Liberate Technologies (a)	7,600	56,316
Lightspan, Inc. (a)	2,380	2,856
Macromedia, Inc. (a)	6,600	115,500
Magma Design Automation, Inc.	4,600	73,600
Manugistics Group, Inc. (a)	5,100	66,096
Mapics, Inc. (a)	700	5,075
MapInfo Corp. (a)	4,025	35,621
Mentor Graphics Corp. (a)	7,500	162,825
Mercator Software, Inc. (a)	2,000	9,860
Mercury Interactive Corp. (a)	6,100	206,668
MetaSolv, Inc. (a)	1,300	7,891
Micromuse, Inc. (a)	5,500	49,830
MICROS Systems, Inc. (a)	1,800	40,554
Microsoft Corp. (a)	478,725	27,928,817
MicroStrategy, Inc. Class A (a)	6,100	16,409
Moldflow Corp. (a)	3,600	43,200
Momentum Business Applications Inc Class A	52	978
MRO Software, Inc. (a)	3,700	69,005
National Instruments Corp. (a)	5,750	210,393
NEON Systems, Inc. (a)	900	6,084
NetIQ Corp. (a)	3,908	84,804
NetManage, Inc. (a)	8,100	6,642
Netsol International, Inc. (a)	100	26

	Shares	Value (Note 1)
Network Associates, Inc. (a)	12,261	$ 290,831
Network-1 Security Solutions, Inc. (a)	2,100	3,696
Novell, Inc. (a)	26,073	106,639
Nuance Communications, Inc. (a)	4,500	26,100
Numerical Technologies, Inc. (a)	4,400	58,784
NYFIX, Inc. (a)	5,400	63,882
ON Technology Corp. (a)	3,000	7,740
ONYX Software Corp. (a)	3,500	10,500
Opnet Technologies, Inc. (a)	400	3,520
Optika, Inc. (a)	1,900	4,085
Oracle Corp. (a)	495,700	8,238,534
Parametric Technology Corp. (a)	19,700	144,992
Peerless Systems Corp. (a)	200	262
Pegasystems, Inc. (a)	100	640
PeopleSoft, Inc. (a)	25,840	751,169
Peregrine Systems, Inc. (a)	14,056	126,504
Pervasive Software, Inc. (a)	6,100	19,093
Phoenix Technologies Ltd. (a)	3,000	34,890
Plato Learning, Inc. (a)	1,833	32,921
Portal Software, Inc. (a)	26,800	41,004
PracticeWorks, Inc. (a)	900	9,315
Previo, Inc. (a)	25	54
Programmer's Paradise, Inc. (a)	1,200	3,060
Progress Software Corp. (a)	3,900	65,676
Pumatech, Inc. (a)	6,400	7,680
QRS Corp. (a)	1,450	14,602
Quadramed Corp. (a)	6,400	57,280
Quest Software, Inc. (a)	6,600	117,876
Radiant Systems, Inc. (a)	2,700	23,760
RadiSys Corp. (a)	2,200	38,324
Rational Software Corp. (a)	15,600	289,536
Red Hat, Inc. (a)	14,800	87,172
Renaissance Learning, Inc. (a)	4,400	135,740
Resonate, Inc. (a)	1,900	5,225
Reynolds & Reynolds Co. Class A	4,400	129,140
Rogue Wave Software, Inc. (a)	4,600	14,030
Roxio, Inc. (a)	4,288	72,896
RSA Security, Inc. (a)	7,800	74,256
SafeNet, Inc.	2,600	28,599
Sagent Technology, Inc. (a)	6,300	6,489
Sanchez Computer Associates, Inc. (a)	1,300	7,150
ScanSoft, Inc. (a)	8,533	27,818
SeaChange International, Inc. (a)	3,650	74,570
Secure Computing Corp. (a)	3,900	59,397
Segue Software, Inc. (a)	1,900	4,656
SERENA Software, Inc. (a)	2,100	33,768
Siebel Systems, Inc. (a)	39,680	1,101,517
SignalSoft Corp. (a)	1,600	2,864
Smith Micro Software, Inc. (a)	5,400	5,670
Sonic Foundry, Inc. (a)	1,800	3,960
SpeechWorks International, Inc. (a)	2,000	15,800
SPSS, Inc. (a)	1,760	30,888
StarBase Corp. (a)	4,100	1,640
Sybase, Inc. (a)	11,847	199,859
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	11,780	$ 424,787
Synopsys, Inc. (a)	4,565	215,012
Synplicity, Inc. (a)	300	2,529
Systems & Computer Technology Corp. (a)	3,700	47,397
Take-Two Interactive Software, Inc. (a)	5,100	95,013
Talarian Corp. (a)	5,200	23,661
Tarantella, Inc. (a)	4,200	1,386
TCSI Corp. (a)	8,200	4,350
THQ, Inc. (a)	2,200	99,132
TIBCO Software, Inc. (a)	14,800	156,140
Timberline Software Corp.	354	2,195
TradeStation Group, Inc. (a)	1,200	1,380
Transaction Systems Architects, Inc. Class A (a)	2,000	19,900
Tripos, Inc. (a)	2,100	45,780
Ulticom, Inc. (a)	2,900	18,792
V-One Corp. (a)	5,800	6,032
VA Software Corp. (a)	14,807	25,912
Vastera, Inc. (a)	2,200	28,842
VERITAS Software Corp. (a)	34,346	1,218,940
Verity, Inc. (a)	5,700	74,898
Versant Corp. (a)	3,200	4,640
Versata, Inc. (a)	1,900	1,330
Vertel Corp. (a)	5,600	1,624
Viewpoint Corp. (a)	3,600	19,872
Visual Networks, Inc. (a)	6,000	18,000
VitalWorks, Inc.	3,600	17,568
Voxware, Inc. (a)	9,500	1,330
Walker Interactive Systems, Inc. (a)	4,500	7,200
Wave Systems Corp. Class A (a)	2,100	3,675
Wind River Systems, Inc. (a)	4,250	49,258
Witness Systems, Inc. (a)	1,170	15,233
		52,913,622
TOTAL INFORMATION TECHNOLOGY		176,607,149
MATERIALS - 2.8%
Chemicals - 1.4%
A. Schulman, Inc.	5,900	107,852
Air Products & Chemicals, Inc.	18,500	897,250
Airgas, Inc. (a)	5,100	89,760
Albemarle Corp.	3,240	76,820
American Pacific Corp. (a)	800	6,920
American Vanguard Corp.	440	8,646
Arch Chemicals, Inc.	1,600	37,264
Atlantis Plastics, Inc. Class A (a)	600	2,130
Balchem Corp.	500	10,150
Cabot Corp.	5,000	163,400
Calgon Carbon Corp.	3,000	21,630

	Shares	Value (Note 1)
Cambrex Corp.	1,700	$ 70,363
CFC International, Inc. (a)	600	2,610
ChemFirst, Inc.	1,200	29,700
Crompton Corp.	8,071	80,226
Cytec Industries, Inc. (a)	5,500	149,325
Dow Chemical Co.	79,943	2,500,617
E.I. du Pont de Nemours & Co.	92,885	4,350,733
Eastman Chemical Co.	6,400	281,600
Ecolab, Inc.	13,200	618,156
Eden Bioscience Corp. (a)	8,500	15,725
Engelhard Corp.	10,100	290,577
Environmental Technologies Corp. (a)	700	287
Ethyl Corp. (a)	400	460
Ferro Corp.	2,550	68,238
Flamemaster Corp.	400	2,336
FMC Corp.	4,300	162,325
Georgia Gulf Corp.	5,100	122,451
Great Lakes Chemical Corp.	3,800	89,490
H.B. Fuller Co.	5,200	138,736
Hawkins, Inc.	1,000	8,500
Hercules, Inc. (a)	13,300	166,250
IMC Global, Inc.	8,000	106,400
International Flavors & Fragrances, Inc.	7,200	248,040
International Specialty Products, Inc. (a)	5,000	43,350
LESCO, Inc.	3,100	23,901
Lubrizol Corp.	3,800	125,020
Lyondell Chemical Co.	14,400	225,072
MacDermid, Inc.	2,200	45,650
Material Sciences Corp. (a)	1,300	13,000
Millennium Chemicals, Inc.	4,700	64,155
Minerals Technologies, Inc.	3,200	163,008
Monsanto Co.	2,500	77,400
NL Industries, Inc.	3,500	51,730
Olin Corp.	3,300	55,737
OM Group, Inc.	1,700	113,560
Omnova Solutions, Inc.	3,100	21,545
Penford Corp.	600	8,370
Plymouth Rubber, Inc. Class A (a)	500	700
PolyOne Corp.	7,500	75,000
PPG Industries, Inc.	16,400	842,140
Praxair, Inc.	12,900	746,910
Quaker Chemical Corp.	700	15,890
Rohm & Haas Co.	17,496	672,021
RPM, Inc.	8,925	149,048
Sigma Aldrich Corp.	8,100	369,279
Solutia, Inc.	11,400	77,520
Southwall Technologies, Inc. (a)	800	6,384
Spartech Corp.	2,000	42,800
Stepan Co.	700	17,402
Summa Industries, Inc. (a)	500	4,230
Symyx Technologies, Inc. (a)	5,000	83,500
Terra Industries, Inc. (a)	400	1,004
The Scotts Co. Class A (a)	3,900	183,339
Valhi, Inc.	8,400	99,120
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Valspar Corp.	3,600	$ 159,408
Vulcan International Corp.	100	4,250
W.R. Grace & Co. (a)	4,800	10,800
Zoltek Companies, Inc. (a)	800	1,920
		15,519,130
Construction Materials - 0.1%
Amcol International Corp.	400	2,600
Ameron International Corp.	300	19,845
Centex Construction Products, Inc.	1,000	32,500
Florida Rock Industries, Inc.	1,500	62,715
Lafarge North America, Inc.	4,700	194,298
Martin Marietta Materials, Inc.	5,300	221,275
Puerto Rican Cement Co., Inc.	100	2,244
Texas Industries, Inc.	1,200	46,020
U.S. Aggregates, Inc. (a)	400	20
U.S. Concrete, Inc. (a)	100	627
Vulcan Materials Co.	10,300	497,799
		1,079,943
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	16,200
Alltrista Corp. (a)	500	9,600
Aptargroup, Inc.	2,600	89,960
Ball Corp.	4,400	186,076
Bemis Co., Inc.	3,200	182,272
Caraustar Industries, Inc.	900	7,848
Chesapeake Corp.	500	13,925
Crown Cork & Seal, Inc. (a)	16,500	94,545
Greif Brothers Corp. Class A	900	29,925
Ivex Packaging Corp. (a)	1,600	35,184
Liqui-Box Corp.	400	19,540
Longview Fibre Co.	2,200	22,990
Myers Industries, Inc.	1,815	22,778
Owens-Illinois, Inc. (a)	9,800	143,864
Packaging Corp. of America (a)	9,200	176,456
Pactiv Corp. (a)	15,700	298,771
Rock-Tenn Co. Class A	5,000	97,400
Sealed Air Corp. (a)	6,460	290,571
Silgan Holdings, Inc. (a)	3,200	98,368
Smurfit-Stone Container Corp. (a)	26,398	430,551
Sonoco Products Co.	12,550	347,008
Temple-Inland, Inc.	4,500	250,605
		2,864,437
Metals & Mining - 0.6%
AK Steel Holding Corp.	8,163	114,200
Alcoa, Inc.	73,332	2,755,083
Allegheny Technologies, Inc.	9,514	148,514
Alliance Resource Partners LP	100	2,368
Arch Coal, Inc.	6,319	114,690

	Shares	Value (Note 1)
Bethlehem Steel Corp. (a)	23,904	$ 9,323
Birmingham Steel Corp. (a)	1,100	440
Brush Engineered Materials, Inc.	200	2,190
Carpenter Technology Corp.	1,200	28,848
Century Aluminum Co.	6,300	70,182
Cleveland-Cliffs, Inc.	3,000	50,190
Coeur d'Alene Mines Corp. (a)	9,300	11,625
Commercial Metals Co.	600	21,870
Commonwealth Industries, Inc.	500	2,625
CONSOL Energy, Inc.	5,600	130,200
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	12,800	187,520
Gibraltar Steel Corp.	100	1,694
Hecla Mining Co. (a)	18,300	26,718
Kaiser Aluminum Corp. (a)	1,400	294
Massey Energy Corp.	8,200	115,948
Meridian Gold, Inc. (a)	10,000	130,446
National Steel Corp. Class B (a)	1,800	1,530
Newmont Mining Corp.	31,703	764,676
NN, Inc.	100	995
Nucor Corp.	6,900	389,850
Oregon Steel Mills, Inc. (a)	700	4,095
Peabody Energy Corp.	3,800	95,570
Phelps Dodge Corp.	5,772	218,817
Quanex Corp.	400	11,920
RTI International Metals, Inc. (a)	600	5,910
Ryerson Tull, Inc.	811	8,686
Steel Dynamics, Inc. (a)	7,600	103,284
Stillwater Mining Co. (a)	5,500	96,525
Synalloy Corp.	700	2,891
Titanium Metals Corp. (a)	4,100	15,293
Tremont Corp.	200	5,740
UCAR International, Inc. (a)	4,700	50,619
United States Steel Corp.	12,400	219,728
USEC, Inc.	15,100	103,888
WHX Corp. (a)	500	295
Worthington Industries, Inc.	11,700	172,107
		6,197,387
Paper & Forest Products - 0.4%
Boise Cascade Corp.	5,500	197,725
Bowater, Inc.	4,100	211,355
Buckeye Technologies, Inc. (a)	1,700	19,975
Georgia-Pacific Group	17,975	461,059
International Paper Co.	41,672	1,823,150
Louisiana-Pacific Corp.	10,600	106,954
MeadWestvaco Corp.	17,773	617,434
P.H. Glatfelter Co.	1,300	22,425
Pope & Talbot, Inc.	200	3,000
Potlatch Corp.	3,800	112,518
Rayonier, Inc.	1,500	75,870
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Wausau-Mosinee Paper Corp.	1,800	$ 20,502
Weyerhaeuser Co.	19,800	1,224,036
		4,896,003
TOTAL MATERIALS		30,556,900
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.7%
Adelphia Business Solution, Inc. Class A (a)	6,629	530
Alaska Communication Systems Group, Inc. (a)	4,500	35,955
Allegiance Telecom, Inc. (a)	7,100	18,602
ALLTEL Corp.	27,565	1,533,992
AT&T Corp.	316,281	4,915,007
AT&T Latin America Corp. Class A (a)	1,000	660
BellSouth Corp.	169,000	6,550,440
Broadwing, Inc. (a)	14,498	91,047
C-Phone Corp. (a)	500	8
CenturyTel, Inc.	10,675	354,410
Choice One Communications, Inc. (a)	1,740	2,523
Citizens Communications Co.	26,025	237,088
Cogent Communications Group, Inc. (a)	43	125
Commonwealth Telephone Enterprises, Inc. (a)	3,600	135,648
Covad Communications Group, Inc. (a)	24,125	37,997
CT Communications, Inc.	600	8,400
CTC Communications Group, Inc. (a)	3,000	9,000
DSET Corp. (a)	875	621
Electric Lightwave, Inc. Class A (a)	200	108
Fibernet Telecom Group, Inc. (a)	900	153
Focal Communications Corp. (a)	3,900	858
Focal Communications Corp. warrants 12/14/07 (a)	613	0
General Communications, Inc. Class A (a)	1,600	14,384
HickoryTech Corp.	300	4,881
I-Link Corp. (a)	9,000	2,340
IDT Corp.	1,500	24,675
Infonet Services Corp. Class B (a)	19,900	41,392
Intrado, Inc. (a)	3,300	47,025
ITC DeltaCom, Inc. (a)	5,400	1,512
ITXC Corp. (a)	4,800	25,440
Level 3 Communications, Inc. (a)	43,300	130,766
Lexent, Inc. (a)	2,800	8,568
McLeodUSA, Inc. (a)	51,284	9,231
Metromedia Fiber Network, Inc. Class A (a)	33,374	10,346
Mpower Holding Corp. (a)	2,850	128
NEON Communications, Inc. (a)	3,500	1,050
Network Plus Corp. (a)	2,100	473
NTELOS, Inc. (a)	300	1,245

	Shares	Value (Note 1)
NTL, Inc. (a)	21,550	$ 3,879
OpticNet, Inc. (a)	1,200	0
Pac-West Telecomm, Inc. (a)	1,090	491
Primus Telecommunications Group, Inc. (a)	1,261	794
PTEK Holdings, Inc. (a)	8,216	31,221
Qwest Communications International, Inc.	142,635	1,240,925
RCN Corp. (a)	5,200	6,812
SBC Communications, Inc.	300,165	11,358,244
Sprint Corp. - FON Group	73,900	1,041,251
Talk America Holdings, Inc. (a)	6,400	2,816
Time Warner Telecom, Inc. Class A (a)	3,900	22,230
Touch America Holdings, Inc. (a)	16,400	53,300
U.S. LEC Corp. Class A (a)	1,600	7,472
Verizon Communications, Inc.	242,602	11,353,774
Western Multiplex Corp. Class A (a)	4,900	10,877
Williams Communications Group, Inc. (a)	57,131	7,427
WorldCom, Inc.:
MCI Group	14,309	98,589
WorldCom Group	256,558	1,929,316
WorldQuest Networks, Inc. (a)	310	760
XETA Technologies, Inc. (a)	2,000	11,000
Z-Tel Technologies, Inc. (a)	1,100	2,365
		41,440,171
Wireless Telecommunication Services - 0.5%
Aether Systems, Inc. (a)	11,200	47,040
AirGate PCS, Inc. (a)	1,800	16,524
Alamosa Holdings, Inc. (a)	6,850	25,071
American Tower Corp. Class A (a)	12,200	59,048
Arch Wireless, Inc. (a)	10,800	86
At Road, Inc. (a)	8,100	55,647
AT&T Wireless Services, Inc. (a)	236,352	2,384,792
Boston Communications Group, Inc. (a)	5,700	49,077
Centennial Communications Corp. Class A (a)	6,600	30,030
Dobson Communications Corp. Class A (a)	2,150	5,182
EMS Technologies, Inc. (a)	2,000	39,900
GoAmerica, Inc. (a)	2,400	2,856
i3 Mobile, Inc. (a)	4,300	6,450
LCC International, Inc. (a)	2,300	11,753
Leap Wireless International, Inc. (a)	1,800	8,478
Metro One Telecommunications, Inc. (a)	3,600	80,460
Motient Corp. (a)	2,200	187
Nextel Communications, Inc. Class A (a)	62,800	313,372
Nextel Partners, Inc. Class A (a)	19,600	105,056
o2wireless Solutions, Inc. (a)	3,000	2,730
PanAmSat Corp. (a)	16,200	348,462
Price Communications Corp. (a)	5,165	94,520
Rural Cellular Corp. Class A (a)	8,100	30,132
Sprint Corp. - PCS Group Series 1 (a)	83,600	773,300
Telephone & Data Systems, Inc.	5,400	470,610
Triton PCS Holdings, Inc. Class A (a)	6,400	57,344
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
U.S. Unwired, Inc. Class A (a)	8,000	$ 37,920
Ubiquitel, Inc. (a)	1,600	2,448
United States Cellular Corp. (a)	7,400	287,120
Western Wireless Corp. Class A (a)	9,600	78,048
Wireless Facilities, Inc. (a)	13,200	49,500
		5,473,143
TOTAL TELECOMMUNICATION SERVICES		46,913,314
UTILITIES - 3.0%
Electric Utilities - 2.2%
AES Corp. (a)	43,133	222,566
Allegheny Energy, Inc.	9,700	335,329
Allete, Inc.	4,400	125,796
Alliant Energy Corp.	5,100	147,951
Ameren Corp.	14,600	594,804
American Electric Power Co., Inc.	30,800	1,350,580
Black Hills Corp.	2,900	80,272
Calpine Corp. (a)	23,800	174,930
Cinergy Corp.	14,600	464,280
Cleco Corp.	800	17,280
CMS Energy Corp.	11,300	246,340
Conectiv, Inc.	6,650	164,189
Consolidated Edison, Inc.	21,300	869,040
Constellation Energy Group, Inc.	13,900	401,432
Dominion Resources, Inc.	21,268	1,239,499
DPL, Inc.	14,869	343,623
DQE, Inc.	10,200	209,100
DTE Energy Co.	17,835	738,726
Duke Energy Corp.	68,100	2,403,930
Edison International (a)	32,900	519,820
Entergy Corp.	21,100	871,008
Exelon Corp.	26,412	1,301,583
FirstEnergy Corp.	30,213	1,105,796
FPL Group, Inc.	16,900	897,559
Great Plains Energy, Inc.	2,200	56,166
Hawaiian Electric Industries, Inc.	1,200	51,408
IDACORP, Inc.	3,800	145,350
Mirant Corp. (a)	31,109	270,026
Northeast Utilities	14,000	257,320
NRG Energy, Inc. (a)	8,100	93,798
NSTAR	3,534	154,931
OGE Energy Corp.	3,600	78,948
PG&E Corp. (a)	31,100	659,631
Pinnacle West Capital Corp.	6,700	271,752
PNM Resources, Inc.	6,200	167,028
Potomac Electric Power Co.	6,100	133,956
PPL Corp.	10,710	349,253

	Shares	Value (Note 1)
Progress Energy, Inc.	21,898	$ 979,717
Public Service Enterprise Group, Inc.	20,000	843,400
Puget Energy, Inc.	4,200	90,720
Reliant Energy, Inc.	27,600	574,080
Reliant Resources, Inc.	13,400	141,504
RGS Energy Group, Inc.	1,400	55,244
Southern Co.	64,500	1,638,300
TECO Energy, Inc.	9,200	229,816
TXU Corp.	23,600	1,200,532
Unisource Energy Corp.	3,000	53,220
Wisconsin Energy Corp.	6,900	166,773
WPS Resources Corp.	5,600	218,008
Xcel Energy, Inc.	37,365	883,682
		24,589,996
Gas Utilities - 0.4%
AGL Resources, Inc.	3,500	77,875
Atmos Energy Corp.	2,200	49,060
El Paso Corp.	43,981	1,718,777
Energen Corp.	1,000	22,540
KeySpan Corp.	16,592	531,774
Kinder Morgan, Inc.	9,900	405,900
National Fuel Gas Co.	5,000	122,250
New Jersey Resources Corp.	700	31,913
Nicor, Inc.	7,300	305,505
NiSource, Inc.	15,604	327,528
Northwest Natural Gas Co.	3,400	89,556
ONEOK, Inc.	2,400	43,776
Peoples Energy Corp.	3,000	111,450
Piedmont Natural Gas Co., Inc.	1,800	57,618
Sempra Energy	20,573	459,189
Southern Union Co.	3,590	62,610
Southwest Gas Corp.	1,000	23,270
Southwestern Energy Co. (a)	800	8,960
TC Pipelines LP	1,000	24,550
UGI Corp.	4,200	121,380
WGL Holdings, Inc.	2,700	72,090
		4,667,571
Multi-Utilities - 0.3%
Avista Corp.	4,400	64,240
Covanta Energy Corp. (a)	1,500	960
Dynegy, Inc. Class A	29,272	748,485
Energy East Corp.	6,505	126,978
MDU Resources Group, Inc.	4,500	131,175
NewPower Holdings, Inc. (a)	4,300	3,569
Northwestern Corp.	2,700	59,535
Questar Corp.	7,400	165,242
SCANA Corp.	13,356	370,629
Sierra Pacific Resources	4,152	67,055
Utilicorp United, Inc.	12,592	277,528
Vectren Corp.	4,500	112,500
Western Resources, Inc.	11,600	197,200
Williams Companies, Inc.	42,405	655,157
		2,980,253
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Water Utilities - 0.1%
American Water Works, Inc.	11,400	$ 491,454
Philadelphia Suburban Corp.	4,725	109,715
		601,169
TOTAL UTILITIES		32,838,989
TOTAL COMMON STOCKS (Cost $1,265,228,843)		1,101,388,799
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
USA Networks, Inc. $0.995 (Cost $56,492)	1,635	79,870
U.S. Treasury Obligations - 1.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.61% to 1.72% 3/7/02 to 4/11/02 (c) (Cost $16,278,422)	$ 16,302,000	16,278,325
Money Market Funds - 9.6%
	Shares
Deutsche Daily Assets Fund Institutional, 2.07% (b) (Cost $106,649,282)	106,649,282	106,649,282
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $1,388,213,039)		1,224,396,276
NET OTHER ASSETS - (10.2)%		(113,829,470)
NET ASSETS - 100%		$ 1,110,566,806
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
2 S&P® Midcap 400 Index Contracts	March 2002	$ 505,450	$ 11,238
4 Russell 2000® Index Contracts	March 2002	938,900	6,126
25 S&P 500® Index Contracts	March 2002	6,918,125	106,158
		$ 8,362,475	$ 123,522

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,499,069.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $296,574,490 and $74,056,196.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Deutsche Asset Management, Inc. The commissions paid to these affiliated firms were $14,538 for the period.

Income Tax Information

At February 28, 2002, the aggregate cost of investment securities for income tax purposes was $1,398,444,603. Net unrealized depreciation aggregated $174,048,327, of which $148,270,806 related to appreciated investment securities and $322,319,133 related to depreciated investment securities.

At February 28, 2002, the fund had a capital loss carryforward of approximately $11,168,000 all of which will expire on February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002
Assets
Investment in securities, at value (including securities loaned of $92,821,885) (cost $1,388,213,039) - See accompanying schedule		$ 1,224,396,276
Cash		18,590
Receivable for investments sold		13,766,883
Receivable for fund shares sold		2,151,377
Dividends receivable		1,529,280
Redemption fees receivable		15
Other receivables		36,394
Total assets		1,241,898,815
Liabilities
Payable for investments purchased	$ 23,065,015
Payable for fund shares redeemed	1,261,097
Accrued management fee	103,728
Payable for daily variation on futures contracts	74,979
Other payables and accrued expenses	177,908
Collateral on securities loaned, at value	106,649,282
Total liabilities		131,332,009
Net Assets		$ 1,110,566,806
Net Assets consist of:
Paid in capital		$ 1,302,853,201
Undistributed net investment income		2,094,132
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,687,286)
Net unrealized appreciation (depreciation) on investments		(163,693,241)
Net Assets, for 38,871,590 shares outstanding		$ 1,110,566,806
Net Asset Value, offering price and redemption price per share ($1,110,566,806 ÷ 38,871,590 shares)		$28.57

Statement of Operations

	Year ended February 28, 2002
Investment Income Dividends		$ 13,478,844
Interest		528,536
Security lending		558,027
Total income		14,565,407
Expenses
Management fee	$ 2,493,100
Transfer agent fees	1,309,523
Accounting and security lending fees	279,182
Non-interested trustees' compensation	3,522
Registration fees	77,463
Audit	46,422
Legal	5,898
Miscellaneous	55,120
Total expenses before reductions	4,270,230
Expense reductions	(1,681,520)	2,588,710
Net investment income		11,976,697
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(20,723,039)
Foreign currency transactions	(1,431)
Futures contracts	(907,012)	(21,631,482)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(83,665,463)
Futures contracts	1,368,557	(82,296,906)
Net gain (loss)		(103,928,388)
Net increase (decrease) in net assets resulting from operations		$ (91,951,691)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2002	Year ended February 28, 2001
Operations Net investment income	$ 11,976,697	$ 9,990,951
Net realized gain (loss)	(21,631,482)	(7,409,595)
Change in net unrealized appreciation (depreciation)	(82,296,906)	(172,862,376)
Net increase (decrease) in net assets resulting from operations	(91,951,691)	(170,281,020)
Distributions to shareholders From net investment income	(11,513,160)	(8,840,290)
From net realized gain	-	(3,196,155)
In excess of net realized gain	-	(1,269,997)
Total distributions	(11,513,160)	(13,306,442)
Share transactions Net proceeds from sales of shares	476,166,908	668,588,764
Reinvestment of distributions	10,426,617	12,238,471
Cost of shares redeemed	(283,269,558)	(345,029,256)
Net increase (decrease) in net assets resulting from share transactions	203,323,967	335,797,979
Redemption fees	147,435	156,573
Total increase (decrease) in net assets	100,006,551	152,367,090
Net Assets
Beginning of period	1,010,560,255	858,193,165
End of period (including undistributed net investment income of $2,094,132 and $2,345,098, respectively)	$ 1,110,566,806	$ 1,010,560,255
Other Information Shares
Sold	16,196,019	18,342,236
Issued in reinvestment of distributions	356,982	346,084
Redeemed	(9,739,750)	(9,568,649)
Net increase (decrease)	6,813,251	9,119,671

Financial Highlights

Years ended February 28,	2002	2001	2000 G	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 31.52	$ 37.41	$ 31.30	$ 27.78	$ 25.00
Income from Investment Operations
Net investment income D	.34	.35	.41	.41	.15
Net realized and unrealized gain (loss)	(2.97)	(5.77)	6.14	3.33	2.45
Total from investment operations	(2.63)	(5.42)	6.55	3.74	2.60
Less Distributions
From net investment income	(.32)	(.30)	(.29)	(.23)	(.08)
From net realized gain	-	(.13)	(.19)	(.28)	-
In excess of net realized gain	-	(.05)	-	-	-
Total distributions	(.32)	(.48)	(.48)	(.51)	(.08)
Redemption fees added to paid in capital D	-	.01	.04	.29	.26
Net asset value, end of period	$ 28.57	$ 31.52	$ 37.41	$ 31.30	$ 27.78
Total Return B, C	(8.36)%	(14.61)%	21.13%	14.61%	11.48%
Ratios to Average Net Assets F
Expenses before expense reductions	.41%	.41%	.47%	.67%	1.67% A
Expenses net of voluntary waivers, if any	.25%	.25%	.26%	.27%	.25% A
Expenses net of all reductions	.25%	.25%	.26%	.27%	.25% A
Net investment income	1.15%	.97%	1.17%	1.40%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,110,567	$ 1,010,560	$ 858,193	$ 213,285	$ 38,842
Portfolio turnover rate	7%	16%	11%	4%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 1 year	Life of fund
Spartan Extended Market Index	-6.19%	7.47%
Wilshire 4500 Completion	-6.64%	6.92%
Growth & Income Funds Average	-7.58%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 4500 Completion Index (Wilshire 4500) - a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,066 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Life of fund
Spartan Extended Market Index	-6.19%	1.68%
Wilshire 4500 Completion	-6.64%	1.56%
Growth & Income Funds Average	-7.58%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of February 28, 2002, the one year cumulative total return for the mid-cap core funds average was -1.71%. The one year average annual return was -1.71%. The one year cumulative total return for the mid-cap supergroup average was -8.48%. The one year average annual return was -8.48%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by February 28, 2002, the value of the investment would have grown to $10,747 - a 7.47% increase on the initial investment. For comparison, look at how the Wilshire 4500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,692 - a 6.92% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan Extended Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Patrick Cannon, who oversees the Spartan Extended Market Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund.

Q. How did the fund perform, Patrick?

A. For the 12 months that ended February 28, 2002, the fund returned -6.19%. During the same period, the Wilshire 4500 Completion Index - a proxy for broad market performance outside of the S&P 500 - and the growth & income funds average tracked by Lipper Inc. declined 6.64% and 7.58%, respectively.

Q. What factors hampered market returns during the past year?

A. Stocks generally suffered as investors grappled with the prospect of a protracted economic downturn and further deterioration in corporate earnings. Sluggish global demand continued to plague the U.S. economy during the first half of the period, as excess capacity in several sectors spawned production cuts and reductions in labor demand. Declining profitability, a diminishing supply of available funding and increasing concerns about investment returns caused firms to slash capital spending, a key driver of economic growth. The September 11 terrorist attacks only made matters worse, turning a narrow economic slowdown into a broad recession and effectively ending the nation's longest expansion on record. Stocks swooned in the immediate aftermath of the attacks, as fear and uncertainty induced many investors to abandon riskier assets altogether and hunker down in high-quality government bonds and cash.

Q. The attacks seemed to have hastened a bottoming process in the market, as stocks rebounded strongly from their low point achieved on September 21. What fueled this reversal?

A. Instead of spiraling into a cataclysmic descent following 9/11, the resilient economy stabilized and began to slowly recover, thanks largely to surprisingly strong consumer spending. Rising unemployment and weak consumer sentiment simply were overwhelmed by the impact of low interest rates on housing and auto sales. Despite little evidence of fundamental improvement in any sector, stocks snapped back in the fourth quarter, spurred by the Federal Reserve Board's aggressive interest rate reductions, fiscal stimulus and lower energy prices. Anticipating much improvement in the economic/earnings outlook, economically sensitive cyclical sectors such as technology had the biggest run, enabling the S&P 500® to advance more than 15% from its September low, but still falling well shy of its early-2001 high. The Wilshire 4500 rose more than 21% during the final five months of the period. Recent concerns about accounting standards and corporate balance sheets - prompted by energy trader Enron's collapse - dampened market performance late in the period.

Q. What sectors had the most influence on performance?

A. Although market breadth improved during the past 12 months, which benefited the performance of the smaller-cap laden index, several sectors still produced negative results. Technology, despite its strong fourth quarter, was among the hardest hit. The same tech firms that paced the bull market in recent years - including Juniper Networks, CIENA and BEA Systems - led the decline. Telecommunication services - the smallest component of the index - did even worse, as investors continued to avoid cash-strapped emerging wireline carriers, such as Level 3 Communications and McLeodUSA, whose business fundamentals remained challenging. The market also was unwilling to support growth companies within health care, most notably biotechnology firms, given their high valuations and lack of earnings visibility. Finally, energy stocks detracted due to a continued weak pricing environment for oil and gas. Switching gears, one of the year's few bright spots was the consumer sector. Stocks of companies with more stable and predictable earnings growth, including consumer staples company Whole Foods Market, were strongly favored, as were such specialty retailers as Sonic Automotive. Falling interest rates helped propel regional banks such as UnionBanCal, while budding optimism about the economy and new product cycles helped mid-cap semiconductor stocks such as NVIDIA buck the tech downturn.

Q. What's your outlook?

A. Economic recovery is taking hold and could solidify, as the forces responsible for the slowdown are reversing: Technology is bottoming and the inventory cycle is turning; monetary/fiscal stimulus and lower energy prices are in the pipeline; and productivity improvement is still intact. However, several factors could restrain activity, as not all of the excesses of the boom have been unwound. On balance, we expect the recovery to be less vigorous than usual, without a complete return to late-1990s growth. While valuations are still not cheap, smaller-cap stocks have historically performed well coming out of recessions.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page A-2.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of stocks of small-to-mid-capitalization United States companies

Fund number: 398

Trading symbol: FSEMX

Start date: November 5, 1997

Size: as of February 28, 2002, more than
$446 million

Sub-adviser: Deutsche Asset Management, Inc., since inception

3

Annual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	4.3	4.0
Liberty Media Corp. Class A	1.2	1.1
Cox Communications, Inc. Class A	0.8	0.9
United Parcel Service, Inc. Class B	0.8	0.7
Prudential Financial, Inc.	0.7	0.0
Goldman Sachs Group, Inc.	0.6	0.4
eBay, Inc.	0.6	0.6
General Motors Corp. Class H	0.5	0.6
Kraft Foods, Inc. Class A	0.4	0.3
Genentech, Inc.	0.4	0.3
	10.3
Market Sectors as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	24.3
Consumer Discretionary	18.6	16.8
Information Technology	15.2	16.2
Health Care	11.6	13.2
Industrials	11.6	11.1
Energy	4.2	3.9
Consumer Staples	3.4	3.4
Materials	3.3	3.4
Utilities	3.2	3.5
Telecommunication Services	1.2	2.2

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2002

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.8%
Aftermarket Technology Corp. (a)	6,700	$ 104,855
American Axle & Manufacturing Holdings, Inc. (a)	7,700	205,590
ArvinMeritor, Inc.	16,150	455,269
Bandag, Inc.	2,300	84,065
BorgWarner, Inc.	4,300	258,645
Boyds Wheels, Inc. (a)	800	1
Collins & Aikman Corp. (a)	19,400	163,930
Donnelly Corp. Class A	100	1,575
Dura Automotive Systems, Inc. Class A (a)	7,544	94,300
Federal Signal Corp.	9,800	253,820
Federal-Mogul Corp. (a)	13,100	12,838
GenTek, Inc.	480	470
Gentex Corp. (a)	12,100	367,356
IMPCO Technologies, Inc. (a)	3,900	40,911
Intermet Corp.	14,900	67,199
Keystone Automotive Industries, Inc. (a)	6,200	107,570
Lear Corp. (a)	9,600	429,120
Midas, Inc.	1,400	14,770
Modine Manufacturing Co.	8,600	232,114
Noble International Ltd.	2,600	32,630
Sauer-Danfoss, Inc.	2,200	21,340
Shiloh Industries, Inc. (a)	400	640
Sports Resorts International, Inc. (a)	3,400	21,862
Standard Motor Products, Inc.	1,000	13,560
Strattec Security Corp. (a)	1,000	42,860
Superior Industries International, Inc.	6,000	270,000
Tenneco Automotive, Inc. (a)	4,900	11,858
Tower Automotive, Inc. (a)	7,100	81,650
Wabtec Corp.	3,283	46,257
		3,437,055
Automobiles - 0.1%
Coachmen Industries, Inc.	600	10,740
Monaco Coach Corp. (a)	3,150	87,570
Thor Industries, Inc.	1,350	68,378
Winnebago Industries, Inc.	2,400	114,096
		280,784
Distributors - 0.1%
Advanced Marketing Services, Inc.	4,800	109,440
ALL American Semiconductor, Inc. (a)	3,900	12,285
Andersons, Inc.	100	1,011
Applied Industrial Technologies, Inc.	1,100	20,878
Brightpoint, Inc. (a)	23,900	20,076
CellStar Corp. (a)	4,460	16,230
Ellet Brothers, Inc. (a)	1,200	3,000
Handleman Co. (a)	1,000	10,400
Jaco Electronics, Inc. (a)	4,100	21,324

	Shares	Value (Note 1)
Navarre Corp. (a)	3,500	$ 3,325
WESCO International, Inc. (a)	5,100	28,050
		246,019
Hotels, Restaurants & Leisure - 2.6%
800 Travel Systems, Inc. (a)	900	414
Acres Gaming, Inc. (a)	6,300	29,610
AFC Enterprises, Inc.	7,900	252,168
Alliance Gaming Corp. (a)	3,500	113,190
American Wagering, Inc. (a)	4,600	1,702
Ameristar Casinos, Inc. (a)	7,100	178,991
AMF Bowling, Inc. (a)	1,900	133
Applebee's International, Inc.	5,700	205,656
Argosy Gaming Co. (a)	7,300	251,485
ARK Restaurants Corp. (a)	100	700
Avado Brands, Inc. (a)	5,700	1,824
Aztar Corp. (a)	3,100	71,145
Back Yard Burgers, Inc. (a)	5,100	30,600
Bally Total Fitness Holding Corp. (a)	2,900	49,155
Benihana, Inc. Class A (a)	3,500	60,025
Bob Evans Farms, Inc.	9,200	255,116
Boca Resorts, Inc. Class A (a)	2,500	31,375
Boyd Gaming Corp. (a)	17,100	189,810
Brinker International, Inc. (a)	14,800	508,232
Buca, Inc. (a)	2,600	42,068
California Pizza Kitchen, Inc. (a)	6,100	122,122
CBRL Group, Inc.	9,000	276,210
CEC Entertainment, Inc. (a)	3,500	168,350
Cedar Fair LP (depository unit)	4,900	117,600
Champps Entertainment, Inc. (a)	8,900	106,800
Chart House Enterprises, Inc. (a)	16	92
Cheesecake Factory, Inc. (a)	6,425	219,157
Churchill Downs, Inc.	1,600	67,904
CKE Restaurants, Inc. (a)	8,143	80,209
Creative Host Services, Inc. (a)	4,400	5,522
Creative Host Services, Inc.:
warrants 7/3/03 (a)	59	0
warrants 10/2/03 (a)	109	0
Crestline Capital Corp. (a)	2,170	67,053
Dave & Busters, Inc. (a)	3,100	27,900
Dover Downs Entertainment, Inc.	9,700	150,544
Elxsi Corp. (a)	100	760
Extended Stay America, Inc. (a)	20,200	340,976
Famous Dave's of America, Inc. (a)	7,200	51,130
Fine Host Corp. (a)	700	0
Friendly Ice Cream Corp. (a)	900	5,031
Frisch's Restaurants, Inc.	100	1,968
Garden Fresh Restaurant Corp. (a)	100	720
Gaylord Entertainment Co. (a)	3,100	72,261
Gtech Holdings Corp. (a)	4,900	261,366
IHOP Corp. (a)	3,700	115,440
International Speedway Corp. Class A	10,310	453,021
Isle Capri Casinos, Inc. (a)	9,500	159,600
Jack in the Box, Inc. (a)	5,200	147,940
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
John Q. Hammons Hotels, Inc. Class A (a)	100	$ 590
Koala Corp. (a)	7,800	19,110
Krispy Kreme Doughnuts, Inc. (a)	8,300	306,934
Lakes Gaming, Inc. (a)	350	2,363
Landry's Seafood Restaurants, Inc.	4,200	107,478
Littlefield Corp. (a)	500	1,045
Lodgian, Inc. (a)	1,000	70
Lone Star Steakhouse & Saloon, Inc.	11,000	216,920
Luby's, Inc. (a)	4,500	29,070
Mandalay Resort Group (a)	10,600	310,580
Marcus Corp.	950	14,725
Max & Ermas Restaurants, Inc. (a)	100	1,350
MGM Mirage, Inc. (a)	28,906	994,366
Mikohn Gaming Corp. (a)	8,500	52,700
Morton's Restaurant Group, Inc. (a)	100	808
MTR Gaming Group, Inc. (a)	8,800	115,808
Multimedia Games, Inc. (a)	1,500	47,355
O'Charleys, Inc. (a)	6,650	135,394
Outback Steakhouse, Inc. (a)	10,800	385,128
P.F. Chang's China Bistro, Inc. (a)	3,000	176,790
Panera Bread Co. Class A (a)	2,200	113,608
Papa John's International, Inc. (a)	6,900	178,779
Park Place Entertainment Corp. (a)	47,700	466,029
Penn National Gaming, Inc. (a)	5,100	181,815
Pinnacle Entertainment, Inc. (a)	6,000	39,300
Prime Hospitality Corp. (a)	14,960	175,182
Rare Hospitality International, Inc. (a)	6,900	185,541
Royal Caribbean Cruises Ltd.	31,300	578,424
Rubio's Restaurants, Inc. (a)	4,200	18,900
Ruby Tuesday, Inc.	7,900	159,580
Ryan's Family Steak Houses, Inc. (a)	9,900	222,651
Santa Barbara Restaurant Group, Inc. (a)	500	2,360
Schlotzskys, Inc. (a)	300	1,689
ShoLodge, Inc. (a)	100	575
Shuffle Master, Inc. (a)	2,925	54,551
Six Flags, Inc. (a)	12,300	181,425
Sonic Corp. (a)	10,837	289,565
Speedway Motorsports, Inc. (a)	8,200	197,210
Station Casinos, Inc. (a)	8,200	109,798
Steak n Shake Co. (a)	969	13,934
Suburban Lodges of America, Inc. (a)	8,000	67,040
Triarc Companies, Inc. Class A (a)	6,175	165,799
Trump Hotels & Casino Resorts, Inc. (a)	2,900	4,553
United Leisure Corp. (a)	3,700	1,147
Vail Resorts, Inc. (a)	2,000	36,620
WMS Industries, Inc. (a)	4,200	71,274
Wyndham International, Inc. Class A (a)	7,215	5,051
		11,734,059

	Shares	Value (Note 1)
Household Durables - 1.7%
A.T. Cross & Co. Class A (a)	200	$ 1,438
Advanced Lighting Technologies, Inc. (a)	2,400	1,848
Applica, Inc. (a)	2,700	17,280
Bassett Furniture Industries, Inc.	1,600	27,520
Beazer Homes USA, Inc. (a)	1,400	126,770
Blyth, Inc.	9,900	211,563
Boston Acoustics, Inc.	200	2,094
Boyds Collection, Ltd. (a)	6,000	40,080
Bush Industries, Inc. Class A	1,400	16,240
Cavalier Homes, Inc. (a)	600	2,244
Champion Enterprises, Inc. (a)	4,900	43,267
Chromcraft Revington, Inc. (a)	1,500	18,750
Clayton Homes, Inc.	22,475	341,620
Cobra Electronics Corp. (a)	5,800	41,754
Crossmann Communities, Inc.	3,800	177,574
CSS Industries, Inc. (a)	500	14,750
D.R. Horton, Inc.	20,596	821,780
Department 56, Inc. (a)	2,600	33,540
Dixie Group, Inc. (a)	1,800	8,082
Dominion Homes, Inc. (a)	200	3,190
Enesco Group, Inc. (a)	10,800	67,176
Ethan Allen Interiors, Inc.	5,100	206,703
Falcon Products, Inc.	1,200	7,080
Fedders Corp.	4,500	12,780
Fleetwood Enterprises, Inc.	12,000	119,760
Flexsteel Industries, Inc.	900	11,565
Foamex International, Inc. (a)	9,100	73,346
Furniture Brands International, Inc. (a)	7,600	289,940
Harman International Industries, Inc.	4,800	224,640
Helen of Troy Corp. (a)	9,500	116,850
Hovnanian Enterprises, Inc. Class A (a)	7,500	197,250
Interface, Inc. Class A	15,000	74,250
Kimball International, Inc. Class B	2,900	45,588
La-Z-Boy, Inc.	9,106	244,951
Lancaster Colony Corp.	9,250	309,413
Lennar Corp.	10,014	552,873
Libbey, Inc.	1,000	33,400
Lifetime Hoan Corp.	100	649
M.D.C. Holdings, Inc.	6,457	283,398
M/I Schottenstein Homes, Inc.	3,000	175,440
Matthews International Corp. Class A	2,500	60,475
Media Arts Group, Inc. (a)	600	1,830
Meritage Corp. (a)	2,400	150,504
Mestek, Inc. (a)	100	2,290
Metromedia International Group, Inc. (a)	3,535	1,202
Mity Enterprises, Inc. (a)	700	8,295
Modtech Holdings, Inc. (a)	425	4,038
Mohawk Industries, Inc. (a)	8,500	534,905
National Presto Industries, Inc.	900	24,750
National R.V. Holdings, Inc. (a)	1,500	15,000
NVR, Inc. (a)	1,200	350,700
Oakwood Homes Corp. (a)	7,600	62,016
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Oneida Ltd.	450	$ 5,873
Palm Harbor Homes, Inc. (a)	1,850	38,480
Pillowtex Corp. (a)	400	4
Recoton Corp. (a)	5,000	23,800
Royal Appliance Manufacturing Co. (a)	600	3,240
Russ Berrie & Co., Inc.	1,400	43,960
Ryland Group, Inc.	3,100	276,923
Salton, Inc. (a)	6,550	132,310
Skyline Corp.	200	5,870
Standard Pacific Corp.	4,500	128,610
Stanley Furniture Co., Inc. (a)	1,000	27,600
Swiss Army Brands, Inc. (a)	1,300	8,060
The Rowe Companies	2,010	6,432
Toll Brothers, Inc. (a)	5,400	264,816
Topps Co., Inc. (a)	14,000	134,260
Toro Co.	3,500	198,450
Universal Electronics, Inc. (a)	6,200	98,270
Virco Manufacturing Co.	1,743	16,123
WestPoint Stevens, Inc.	10,300	17,613
Yankee Candle Co., Inc. (a)	6,900	133,446
		7,778,581
Internet & Catalog Retail - 1.1%
1-800-FLOWERS.com, Inc. Class A (a)	7,800	101,244
Amazon.com, Inc. (a)	61,500	867,150
Ashford.com, Inc. (a)	5,300	1,272
Audible, Inc. (a)	4,200	3,570
Barnesandnoble.com LLC Class A (a)	18,475	26,604
Beyond.com Corp. (a)	661	46
Blair Corp.	600	10,920
Bluefly, Inc. (a)	1,900	2,841
Coldwater Creek, Inc. (a)	3,200	49,696
Concepts Direct, Inc. (a)	1,500	2,265
dELiA*s Corp. Class A (a)	9,088	64,252
Drugstore.com, Inc. (a)	17,900	49,225
eBay, Inc. (a)	46,700	2,430,735
Global Sports, Inc. (a)	5,403	86,178
Insight Enterprises, Inc. (a)	7,425	158,450
IPET Holdings, Inc.	10,820	757
J. Jill Group, Inc. (a)	3,600	83,340
Lands' End, Inc. (a)	4,100	200,572
LearningStar Corp. (a)	725	899
Lillian Vernon Corp.	500	3,350
MediaBay, Inc. (a)	500	900
MotherNature.com, Inc. (a)	6,400	896
PC Mall, Inc. (a)	3,800	11,970
Photoworks, Inc. (a)	8,700	1,262
PlanetRX.com, Inc. (a)	1,975	89
Priceline.com, Inc. (a)	33,300	133,200
Provell, Inc. Class A (a)	1,600	2,368
Right Start, Inc. (a)	1,400	6,496
School Specialty, Inc. (a)	5,001	140,128

	Shares	Value (Note 1)
Shop At Home, Inc. (a)	6,600	$ 17,820
Spiegel, Inc. Class A (non-vtg.)	28,000	70,000
Stamps.com, Inc. (a)	13,400	52,528
Student Advantage, Inc. (a)	15,000	15,750
Systemax, Inc. (a)	3,500	8,050
Ticketmaster Class B (a)	14,600	350,400
Value America, Inc. (a)	13,300	13
ValueVision International, Inc. Class A (a)	8,300	153,550
Webvan Group, Inc. (a)	38,095	15
		5,108,801
Leisure Equipment & Products - 0.4%
Action Performance Companies, Inc. (a)	2,500	101,625
Adams Golf, Inc. (a)	10,200	4,284
Aldila, Inc. (a)	900	890
Anthony & Sylvan Pools Corp.	42	275
Arctic Cat, Inc.	9,000	160,650
Callaway Golf Co.	10,100	187,961
Cannondale Corp. (a)	300	1,347
Coastcast Corp.	300	1,275
Concord Camera Corp. (a)	12,700	86,868
Direct Focus, Inc. (a)	5,250	157,500
Equity Marketing, Inc. (a)	2,300	30,251
Global Technologies Ltd. Class A (a)	2,550	102
Huffy Corp. (a)	7,300	48,691
JAKKS Pacific, Inc. (a)	3,000	56,400
K2, Inc. (a)	500	3,200
Marine Products Corp.	1,140	7,980
Marvel Enterprises, Inc. (a)	1,000	6,080
Meade Instruments Corp. (a)	4,300	10,965
Midway Games, Inc. (a)	4,298	50,330
Oakley, Inc. (a)	9,100	147,238
Parkervision, Inc. (a)	3,900	78,975
Play By Play Toys & Novelties, Inc. (a)	3,400	44
Polaris Industries, Inc.	2,900	161,878
Racing Champions Corp. (a)	8,600	131,236
Rawlings Sporting Goods, Inc.	5,821	28,455
RockShox, Inc. (a)	20,900	8,151
Saf T Lok, Inc. (a)	1,700	408
SCP Pool Corp. (a)	7,537	224,226
Steinway Musical Instruments, Inc. (a)	200	3,990
Sturm Ruger & Co., Inc.	800	9,992
Toymax International, Inc. (a)	3,100	13,175
		1,724,442
Media - 7.1%
4Kids Entertainment, Inc. (a)	2,000	32,700
Ackerley Group, Inc. (a)	1,600	26,800
ACME Communications, Inc. (a)	6,800	56,780
ACT Teleconferencing, Inc. (a)	2,700	10,584
ACTV, Inc. (a)	3,700	5,032
Adelphia Communications Corp. Class A	31,071	682,008
ADVO, Inc. (a)	3,300	125,400
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
AMC Entertainment, Inc. (a)	1,400	$ 16,086
APAC Customer Services, Inc. (a)	6,300	16,569
Ballantyne of Omaha, Inc. (a)	30	19
Beasley Broadcast Group, Inc. Class A (a)	4,400	62,172
Belo Corp. Series A	22,800	500,460
Brilliant Digital Entertainment, Inc. (a)	4,500	765
Cablevision Systems Corp. - NY Group Class A (a)	21,438	769,624
Carmike Cinemas, Inc. (a)	429	7,937
Catalina Marketing Corp. (a)	8,300	299,464
Championship Auto Racing Teams, Inc. (a)	6,200	90,272
Charter Communications, Inc. Class A (a)	47,300	491,920
Cox Communications, Inc. Class A (a)	100,331	3,697,197
Cox Radio, Inc. Class A (a)	4,400	110,836
Cross Media Marketing Corp. (a)	4,200	42,840
Crown Media Holdings, Inc. (a)	8,800	102,520
Cumulus Media, Inc. Class A (a)	4,600	67,390
Digital Generation Systems, Inc. (a)	5,100	6,018
E.W. Scripps Co. Class A	14,800	1,112,960
EchoStar Communications Corp. Class A (a)	38,800	1,013,456
Emmis Communications Corp. Class A (a)	6,200	166,284
Engage, Inc. (a)	38,600	13,317
Entercom Communications Corp. Class A (a)	6,500	332,865
Entravision Communications Corp. Class A (a)	7,700	117,810
Fox Entertainment Group, Inc. Class A (a)	52,200	1,164,060
Franklin Electronic Publishers, Inc. (a)	2,500	5,775
Gemstar-TV Guide International, Inc. (a)	73,029	1,335,700
General Motors Corp. Class H (a)	154,800	2,283,300
Getty Images, Inc. (a)	7,600	195,168
Granite Broadcasting Corp. (non vtg.) (a)	3,800	8,398
Grey Global Group, Inc.	300	183,000
HA-LO Industries, Inc. (a)	4,700	75
Harris Interactive, Inc. (a)	4,200	14,448
Harte-Hanks, Inc.	14,200	429,550
Hearst-Argyle Television, Inc. (a)	14,083	290,814
Hispanic Broadcasting Corp. (a)	17,500	456,225
Hollinger International, Inc. Class A	21,400	255,944
Image Entertainment, Inc. (a)	800	1,648
Individual Investor Group, Inc. (a)	900	50
Innotrac Corp. (a)	3,400	13,430
Insight Communications, Inc. Class A (a)	9,600	201,600
Interactive Data Corp. (a)	12,200	198,250
Interep National Radio Sales, Inc. Class A (a)	3,100	13,175
j2 Communications (a)	600	4,494

	Shares	Value (Note 1)
John Wiley & Sons, Inc. Class A	7,800	$ 198,510
Journal Register Co. (a)	12,000	232,800
K-Tel International, Inc. (a)	8,900	1,602
Key3Media Group, Inc. (a)	6,200	28,210
Kushner Locke Co. (a)	5,900	24
Lamar Advertising Co. Class A (a)	13,400	534,526
Laser-Pacific Media Corp. (a)	1,800	4,158
Lee Enterprises, Inc.	5,400	193,590
Liberty Corp.	1,692	71,572
Liberty Digital, Inc. Class A (a)	11,700	37,206
Liberty Livewire Corp. Class A (a)	560	3,248
Liberty Media Corp. Class A (a)	413,476	5,292,493
Liberty Satellite & Technology, Inc.:
Class A (a)	4,700	2,773
Class B (a)	5,300	3,180
LodgeNet Entertainment Corp. (a)	4,800	72,000
Macrovision Corp. (a)	7,700	179,795
Marketing Services Group, Inc. (a)	233	408
Martha Stewart Living Omnimedia, Inc. Class A (a)	4,100	72,734
Media General, Inc. Class A	5,000	283,600
Mediacom Communications Corp. Class A (a)	14,750	230,690
Metro-Goldwyn-Mayer, Inc. (a)	43,200	743,040
Nelson Thomas, Inc.	200	2,400
NTN Communications, Inc. (a)	5,300	4,982
Nucentrix Broadband Networks, Inc. (a)	4,600	46,920
On Command Corp. (a)	1,100	3,498
Pacific Chemical, Inc. (a)	100	0
Pacific Systems Control Technology, Inc.	4,600	345
Paxson Communications Corp. Class A (a)	5,800	59,740
Pegasus Communications Corp. Class A (a)	7,000	27,930
Penton Media, Inc.	5,200	39,260
PeopleNet International Corp. (a)	270	3
Pixar (a)	9,800	318,598
Platinum Entertainment, Inc. (a)	500	1
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,200	19,644
Point.360 (a)	2,600	3,770
PRIMEDIA, Inc. (a)	39,084	91,847
Princeton Video Image, Inc. (a)	7,800	15,600
Pulitzer, Inc.	1,700	86,683
R.H. Donnelley Corp. (a)	7,600	218,804
Radio One, Inc. Class A (a)	5,900	109,150
Radio Unica Communications Corp. (a)	1,600	1,696
Reader's Digest Association, Inc. Class A (non-vtg.)	16,500	344,520
Regent Communication, Inc. (a)	9,200	53,636
Rentrak Corp. (a)	400	2,436
Salem Communications Corp. Class A (a)	5,700	136,800
Scholastic Corp. (a)	7,400	371,110
Simon Worldwide, Inc. (a)	3,600	541
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A (a)	11,300	$ 130,063
Sirius Satellite Radio, Inc. (a)	8,800	36,432
SITEL Corp. (a)	2,500	6,225
Sonic Solutions, Inc. (a)	4,600	25,990
Source Information Management Co. (a)	5,400	23,490
Spanish Broadcasting System, Inc. Class A (a)	12,900	160,476
Team Communications Group, Inc. (a)	3,900	780
Telespectrum Worldwide, Inc. (a)	5,300	64
The McClatchy Co. Class A	6,200	341,000
TiVo, Inc. (a)	15,600	81,900
UnitedGlobalCom, Inc. Class A (a)	22,300	89,200
USA Networks, Inc. (a)	56,194	1,661,095
USA Networks, Inc. warrants 2/4/09 (a)	3,383	36,875
Valley Media, Inc. (a)	4,300	22
Value Line, Inc.	400	18,640
Washington Post Co. Class B	1,774	1,014,338
Westwood One, Inc. (a)	17,400	622,398
Wink Communications, Inc. (a)	8,500	10,710
World Wrestling Federation Entertainment, Inc. Class A (a)	6,000	81,300
XM Satellite Radio Holdings, Inc. Class A (a)	11,900	141,848
Young Broadcasting, Inc. Class A (a)	5,200	126,776
YouthStream Media Networks, Inc. (a)	1,300	1,521
		31,790,405
Multiline Retail - 0.6%
99 Cents Only Stores (a)	7,361	251,010
Ames Department Stores, Inc. (a)	12,800	2,048
BJ's Wholesale Club, Inc. (a)	11,100	456,765
Bon-Ton Stores, Inc. (a)	3,600	12,240
Bradlees, Inc. (a)	3,100	3
Dollar Tree Stores, Inc. (a)	17,850	571,914
Elder Beerman Stores Corp. (a)	2,700	7,101
Factory 2-U Stores, Inc. (a)	4,100	70,438
Fred's, Inc. Class A	7,546	236,114
Gottschalks, Inc. (a)	300	720
Mazel Stores, Inc. (a)	500	1,975
Neiman Marcus Group, Inc. Class A (a)	10,800	376,596
Pricesmart, Inc. (a)	500	18,250
Saks, Inc. (a)	23,113	265,800
ShopKo Stores, Inc. (a)	7,300	102,930
Stein Mart, Inc. (a)	13,800	126,546
Tuesday Morning Corp. (a)	7,000	134,750
Value City Department Stores, Inc. (a)	700	2,520
		2,637,720
Specialty Retail - 3.3%
Aaron Rents, Inc. Class A	100	1,700
Abercrombie & Fitch Co. Class A (a)	15,300	407,592

	Shares	Value (Note 1)
AC Moore Arts & Crafts, Inc. (a)	100	$ 3,608
Advance Auto Parts (a)	1,494	66,931
American Eagle Outfitters, Inc. (a)	10,775	269,052
AnnTaylor Stores Corp. (a)	3,700	152,292
AutoNation, Inc. (a)	57,800	721,922
Barnes & Noble, Inc. (a)	10,000	309,900
bebe Stores, Inc. (a)	4,100	93,070
Big Dog Holdings, Inc. (a)	49	93
Blockbuster, Inc. Class A	5,200	122,720
Blue Rhino Corp. (a)	3,000	22,620
Books-A-Million, Inc. (a)	8,200	25,830
Borders Group, Inc. (a)	11,600	248,124
Brookstone Co., Inc. (a)	700	10,220
Building Material Holding Corp. (a)	1,200	18,480
Burlington Coat Factory Warehouse Corp.	4,600	83,444
Cato Corp. Class A	7,800	156,156
CDW Computer Centers, Inc. (a)	14,100	744,480
Charlotte Russe Holding, Inc. (a)	3,200	77,600
Charming Shoppes, Inc. (a)	28,000	211,120
Chico's FAS, Inc. (a)	5,875	198,810
Christopher & Banks Corp. (a)	3,600	103,464
Claire's Stores, Inc.	5,700	108,072
Cole National Corp. Class A (a)	900	14,364
CompuCom Systems, Inc. (a)	12,900	38,571
Copart, Inc. (a)	13,500	234,765
Cost Plus, Inc. (a)	3,475	88,613
CSK Auto Corp. (a)	2,800	22,960
Deb Shops, Inc.	1,300	31,213
Dress Barn, Inc. (a)	6,000	171,240
E Com Ventures, Inc. (a)	4,600	2,622
Electronics Boutique Holding Corp. (a)	4,100	143,131
Emerging Vision, Inc. (a)	5,700	456
Finish Line, Inc. Class A (a)	8,000	129,680
Finlay Enterprises, Inc. (a)	800	8,320
Foot Locker, Inc. (a)	20,500	338,250
Footstar, Inc. (a)	3,900	108,420
Friedmans, Inc. Class A	3,200	31,648
Gadzooks, Inc. (a)	5,300	96,725
Gaiam, Inc. Class A (a)	4,000	71,840
Galyan's Trading Co., Inc.	6,100	75,518
Gart Sports Co. (a)	4,400	114,840
Genesco, Inc. (a)	2,100	51,618
Good Guys, Inc. (a)	4,600	7,866
Goody's Family Clothing, Inc. (a)	1,100	4,895
Group 1 Automotive, Inc. (a)	2,700	101,331
GTSI Corp. (a)	6,400	48,960
Guitar Center, Inc. (a)	7,500	122,625
Gymboree Corp. (a)	4,200	56,490
Hancock Fabrics, Inc.	8,200	139,892
Haverty Furniture Companies, Inc.	2,000	39,420
Hibbett Sporting Goods, Inc. (a)	4,650	105,323
Hollywood Entertainment Corp. (a)	7,900	112,180
Hot Topic, Inc. (a)	3,900	90,597
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hughes Supply, Inc.	7,000	$ 221,620
Intimate Brands, Inc. Class A	82,260	1,590,086
Jo-Ann Stores, Inc. Class A (a)	1,500	20,775
Linens 'N Things, Inc. (a)	5,300	151,633
Lithia Motors, Inc. Class A (a)	900	17,640
Little Switzerland, Inc. (a)	12,500	26,250
Major Automotive Companies, Inc. (a)	1,420	951
Michaels Stores, Inc. (a)	10,400	309,920
Micros-To-Mainframes, Inc. (a)	1,200	1,920
Monro Muffler Brake, Inc. (a)	1,105	17,956
Movie Gallery, Inc. (a)	4,200	55,608
Neff Corp. Class A (a)	1,800	1,134
Nutraceutical International Corp. (a)	600	3,090
O'Reilly Automotive, Inc. (a)	10,100	333,805
Officemax, Inc. (a)	12,600	51,030
Pacific Sunwear of California, Inc. (a)	3,800	93,176
Payless ShoeSource, Inc. (a)	3,282	195,082
PC Connection, Inc. (a)	6,450	55,793
PETsMART, Inc. (a)	18,200	194,558
Pier 1 Imports, Inc.	13,350	266,600
Pomeroy Computer Resources, Inc. (a)	4,200	58,968
Regis Corp.	10,400	263,952
Rent-A-Center, Inc. (a)	3,900	167,076
Rent-Way, Inc. (a)	1,811	9,961
Restoration Hardware, Inc. (a)	9,400	113,082
Rex Stores Corp. (a)	6,525	97,223
Ross Stores, Inc.	13,100	472,386
Select Comfort Corp. (a)	2,600	8,293
Sharper Image Corp. (a)	5,100	74,710
Shoe Carnival, Inc. (a)	4,200	66,150
Software Spectrum, Inc. (a)	3,200	53,280
Sonic Automotive, Inc. Class A (a)	3,200	84,096
Stage Stores, Inc. (a)	4,800	143,520
Syms Corp. (a)	300	1,770
Talbots, Inc.	9,000	360,990
TBC Corp. (a)	10,100	136,249
The Bombay Company, Inc. (a)	18,700	44,880
The Buckle, Inc. (a)	1,050	25,358
The Childrens Place Retail Stores, Inc. (a)	4,300	150,500
The Men's Wearhouse, Inc. (a)	6,265	153,868
The Pep Boys - Manny, Moe & Jack	6,000	84,120
The Sports Authority, Inc. (a)	16,300	146,700
Too, Inc. (a)	3,800	117,648
Tractor Supply Co. (a)	2,400	103,944
Transportation World Entertainment Corp. (a)	13,350	97,188
Tweeter Home Entertainment Group, Inc. (a)	3,200	54,400
Ultimate Electronics, Inc. (a)	1,800	42,696
United Auto Group, Inc. (a)	2,400	51,504
United Rentals, Inc. (a)	10,885	264,832

	Shares	Value (Note 1)
United Retail Group, Inc. (a)	500	$ 3,680
Urban Outfitters, Inc. (a)	4,200	99,540
West Marine, Inc. (a)	4,600	97,520
Wet Seal, Inc. Class A (a)	3,150	103,446
Whitehall Jewellers, Inc. (a)	1,650	23,018
Williams-Sonoma, Inc. (a)	8,500	385,475
Wilsons Leather Experts, Inc. (a)	6,750	76,208
Winmark Corp. (a)	1,800	18,540
Zale Corp. (a)	4,600	201,158
Zones, Inc. (a)	3,500	3,080
		14,831,309
Textiles & Apparel - 0.7%
Ashworth, Inc. (a)	10,100	72,215
Brown Shoe Co., Inc.	5,700	98,610
Burlington Industries, Inc. (a)	2,000	130
Candies, Inc. (a)	700	1,575
Charles & Colvard Ltd. (a)	4,200	12,852
Coach, Inc. (a)	6,800	339,048
Columbia Sportswear Co. (a)	6,400	194,688
Cone Mills Corp. (a)	800	1,640
Cutter & Buck, Inc. (a)	7,600	52,440
Deckers Outdoor Corp. (a)	100	500
Delta Apparel, Inc. (a)	80	1,788
Delta Woodside Industries, Inc. (a)	200	390
DHB Industries, Inc. (a)	8,900	59,185
Everlast Worldwide, Inc. (a)	200	488
Fossil, Inc. (a)	8,425	215,596
G-III Apparel Group Ltd. (a)	1,200	9,240
Galey & Lord, Inc. (a)	400	26
Guess?, Inc. (a)	3,200	29,088
Guilford Mills, Inc. (a)	700	91
Haggar Corp.	300	3,840
Hartmarx Corp. (a)	1,100	1,485
K-Swiss, Inc. Class A	3,800	133,266
Kellwood Co.	8,000	193,440
Kenneth Cole Productions, Inc. Class A (a)	6,850	123,026
Maxwell Shoe Co., Inc. Class A (a)	5,300	85,595
Movado Group, Inc.	5,600	103,040
Nautica Enterprises, Inc. (a)	10,100	136,653
Oshkosh B'Gosh, Inc. Class A	4,330	172,291
Oxford Industries, Inc.	100	2,530
Phillips-Van Heusen Corp.	9,700	140,553
Polo Ralph Lauren Corp. Class A (a)	4,700	128,357
Polymer Group, Inc.	5,800	2,668
Quaker Fabric Corp. (a)	7,950	89,040
Quiksilver, Inc. (a)	1,650	30,459
Samsonite Corp. (a)	2,743	2,716
Saucony, Inc. Class B (a)	1,400	8,988
Skechers U.S.A., Inc. Class A (a)	2,500	35,975
Sport-Haley, Inc. (a)	100	475
Steven Madden Ltd. (a)	5,100	76,500
Stride Rite Corp.	4,400	34,100
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Superior Uniform Group, Inc.	100	$ 979
Tarrant Apparel Group (a)	1,600	7,440
Timberland Co. Class A (a)	5,300	188,044
Tropical Sportswear International Corp. (a)	900	18,981
Unifi, Inc. (a)	4,800	34,944
Uniroyal Technology Corp. (a)	7,200	2,736
Vans, Inc. (a)	5,700	78,660
Wellman, Inc.	4,200	61,320
Wolverine World Wide, Inc.	3,500	54,180
		3,041,871
TOTAL CONSUMER DISCRETIONARY		82,611,046
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	500	6,575
Coca-Cola Bottling Co. Consolidated	200	8,850
Constellation Brands, Inc. Class A (a)	6,300	342,405
Golden State Vintners, Inc. Class B (a)	500	2,400
Lancer Corp. (a)	100	525
National Beverage Corp. (a)	200	2,550
PepsiAmericas, Inc.	29,800	408,856
Robert Mondavi Corp. Class A (a)	3,500	131,250
		903,411
Food & Drug Retailing - 0.6%
7-Eleven, Inc. (a)	16,200	144,666
Amcon Distributing Co.	5	21
Casey's General Stores, Inc.	13,800	166,566
Duane Reade, Inc. (a)	3,800	118,940
Fleming Companies, Inc.	6,100	99,430
Fresh Brands, Inc.	100	1,800
Great Atlantic & Pacific Tea, Inc. (a)	4,800	130,080
Ingles Markets, Inc. Class A	600	6,900
Longs Drug Stores Corp.	4,200	110,040
Marsh Supermarkets, Inc. Class B	100	1,375
Nash-Finch Co.	4,100	117,342
NuCo2, Inc. (a)	2,200	27,896
Pathmark Stores, Inc. (a)	7,300	173,448
Performance Food Group Co. (a)	6,800	253,572
Rite Aid Corp. (a)	80,300	268,202
Ruddick Corp.	4,100	62,033
Smart & Final, Inc. (a)	700	6,720
Spartan Stores, Inc. (a)	7,800	48,984
United Natural Foods, Inc. (a)	6,300	149,436
Weis Markets, Inc.	3,700	103,082
Whole Foods Market, Inc. (a)	8,400	373,380
Wild Oats Markets, Inc. (a)	8,975	72,249
		2,436,162

	Shares	Value (Note 1)
Food Products - 1.9%
American Italian Pasta Co. Class A (a)	4,700	$ 211,641
Aurora Foods, Inc. (a)	18,400	77,280
Bridgford Foods Corp.	110	1,172
Bunge Ltd.	14,000	275,100
Central Garden & Pet Co. Class A (a)	3,600	33,336
Chiquita Brands International, Inc. (a)	4,000	2,640
Corn Products International, Inc.	8,100	249,075
Dean Foods Co. (a)	6,763	484,704
Del Monte Foods Co. (a)	3,300	27,720
Delta & Pine Land Co.	3,966	75,116
Dole Food Co., Inc.	9,000	265,770
Dreyer's Grand Ice Cream, Inc.	7,800	340,938
Flowers Foods, Inc. (a)	5,280	130,733
Fresh Del Monte Produce Inc.	11,400	198,930
Gardenburger, Inc. (a)	5,600	2,744
Green Mountain Coffee, Inc. (a)	2,900	53,012
Hain Celestial Group, Inc. (a)	3,948	81,131
Horizon Organic Holding Corp. (a)	6,900	107,295
Hormel Foods Corp.	25,400	695,198
International Multifoods Corp. (a)	700	14,735
Interstate Bakeries Corp.	11,700	295,191
J&J Snack Foods Corp. (a)	1,600	59,216
J.M. Smucker Co.	2,400	83,856
Kraft Foods, Inc. Class A	49,600	1,939,360
Lance, Inc.	8,500	122,825
M&F Worldwide Corp. (a)	300	735
McCormick & Co., Inc. (non-vtg.)	13,400	656,600
Midwest Grain Products, Inc.	200	2,790
Monterey Pasta Co. (a)	4,600	34,910
Northland Cranberries, Inc. Class A (a)	1,125	990
Opta Food Ingredients, Inc. (a)	2,500	2,550
Pierre Foods, Inc. (a)	38	87
Pilgrims Pride Corp. Class B	900	11,160
Ralcorp Holdings, Inc. (a)	7,450	195,190
Riviana Foods, Inc.	400	8,424
Sanderson Farms, Inc.	200	5,118
Seminis, Inc. Class A (a)	14,100	16,215
Sensient Technologies Corp.	12,600	268,254
Smithfield Foods, Inc. (a)	17,300	427,310
Suprema Specialties, Inc. (a)	5,100	44,217
Tasty Baking Co.	100	1,900
Tejon Ranch Co. (a)	400	10,520
Tootsie Roll Industries, Inc.	7,555	335,064
Tyson Foods, Inc. Class A	60,068	780,283
Zapata Corp. (a)	120	3,294
		8,634,329
Household Products - 0.1%
Church & Dwight, Inc.	4,100	126,690
Katy Industries, Inc.	100	670
Mace Security International, Inc. (a)	800	728
Oil-Dri Corp. of America	100	790
The Dial Corp.	15,500	260,400
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - continued
U.S. Home & Garden, Inc. (a)	2,900	$ 1,160
WD-40 Co.	6,400	178,624
		569,062
Personal Products - 0.2%
BriteSmile, Inc. (a)	9,200	40,756
Chattem, Inc. (a)	3,700	63,085
Chromatics Color Sciences International, Inc. (a)	1,050	39
Elizabeth Arden, Inc. (a)	6,700	49,580
Enamelon, Inc. (a)	800	7
Estee Lauder Companies, Inc. Class A	20,100	627,120
First Years, Inc.	200	2,370
Herbalife International, Inc. Class A	466	6,454
Nature's Sunshine Products, Inc.	300	3,795
NBTY, Inc. (a)	9,000	133,560
Nu Skin Enterprises, Inc. Class A	1,000	10,000
Omni Nutraceuticals, Inc. (a)	11,300	113
Playtex Products, Inc. (a)	5,100	49,725
Revlon, Inc. Class A (a)	2,200	11,066
Water Pik Technologies, Inc. (a)	4,400	38,280
Weider Nutrition International, Inc. Class A	400	720
		1,036,670
Tobacco - 0.4%
DIMON, Inc.	4,700	35,015
RJ Reynolds Tobacco Holdings, Inc.	17,700	1,162,005
Schweitzer-Mauduit International, Inc.	1,000	22,750
Standard Commercial Corp.	100	1,870
Universal Corp.	6,800	249,696
Vector Group Ltd.	4,490	125,002
		1,596,338
TOTAL CONSUMER STAPLES		15,175,972
ENERGY - 4.2%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	4,300	171,785
BJ Services Co. (a)	26,600	881,790
Buckeye Partners LP	2,000	72,000
Cal Dive International, Inc. (a)	8,200	187,960
Carbo Ceramics, Inc.	800	31,600
Chiles Offshore, Inc. (a)	3,217	61,606
Cooper Cameron Corp. (a)	7,900	354,710
Dawson Geophysical Co. (a)	6,700	53,734
Diamond Offshore Drilling, Inc.	20,200	585,194
Dril-Quip, Inc. (a)	1,400	32,816
ENSCO International, Inc.	21,000	534,870
FMC Technologies, Inc. (a)	9,266	172,440
Friede Goldman Halter, Inc. (a)	21,668	2,383
Global Industries Ltd. (a)	21,500	191,350
GlobalSantaFe Corp.	37,825	1,045,861

	Shares	Value (Note 1)
Grant Prideco, Inc. (a)	14,362	$ 179,669
Grey Wolf, Inc. (a)	29,400	95,256
Gulf Island Fabrication, Inc. (a)	5,600	73,640
Gulfmark Offshore, Inc. (a)	100	3,464
Hanover Compressor Co. (a)	8,400	147,420
Helmerich & Payne, Inc.	7,600	256,424
Horizon Offshore, Inc. (a)	10,500	81,900
Hydril Co. (a)	6,000	126,180
Input/Output, Inc. (a)	4,500	34,155
Kaneb Services LLC	1,900	35,492
Key Energy Services, Inc. (a)	13,400	123,012
Lone Star Technologies, Inc. (a)	4,000	65,080
Lufkin Industries, Inc.	200	4,420
Maverick Tube Corp. (a)	3,500	48,650
Metretek Technologies, Inc. (a)	2,400	1,128
Mitcham Industries, Inc. (a)	400	1,620
National-Oilwell, Inc. (a)	11,740	245,483
Newpark Resources, Inc. (a)	13,200	87,648
NS Group, Inc. (a)	700	5,999
Oceaneering International, Inc. (a)	3,800	103,550
Offshore Logistics, Inc. (a)	7,100	117,718
Oil States International, Inc.	7,000	65,100
OSCA, Inc. Class A (a)	4,900	136,220
Parker Drilling Co. (a)	10,500	44,205
Patterson-UTI Energy, Inc. (a)	11,400	278,958
Plains All American Pipeline LP	7,300	181,989
Pride International, Inc. (a)	17,700	227,976
RPC, Inc.	1,900	28,500
SEACOR SMIT, Inc. (a)	3,800	165,262
Seitel, Inc. (a)	4,000	34,800
Smith International, Inc. (a)	7,600	491,340
Superior Energy Services, Inc. (a)	16,600	154,380
T-3 Energy Services, Inc. (a)	900	6,885
TETRA Technologies, Inc. (a)	4,700	116,372
Tidewater, Inc.	8,200	319,636
Torch Offshore, Inc.	10,000	72,000
TransMontaigne, Inc. (a)	1,000	5,310
Trico Marine Services, Inc. (a)	12,100	83,611
UNIFAB International, Inc. (a)	3,500	805
Unit Corp. (a)	4,300	60,028
Universal Compression Holdings, Inc. (a)	7,100	177,429
Varco International, Inc. (a)	15,575	249,200
Veritas DGC, Inc. (a)	3,000	41,430
W-H Energy Services, Inc. (a)	6,900	155,043
Weatherford International, Inc. (a)	18,462	851,098
		10,165,584
Oil & Gas - 1.9%
3Tec Energy Corp. (a)	6,700	101,170
Abraxas Petroleum Corp. (a)	8,500	8,925
American International Petroleum Corp. (a)	100	9
APCO Argentina, Inc.	100	1,550
Benton Oil & Gas Co. (a)	3,900	10,530
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Berry Petroleum Co. Class A	300	$ 4,005
BP Prudhoe Bay Royalty Trust	9,300	111,228
Brigham Exploration Co. (a)	5,700	16,245
Cabot Oil & Gas Corp. Class A	5,000	100,500
Callon Petroleum Co. (a)	6,800	29,580
Carrizo Oil & Gas, Inc. (a)	5,800	30,450
Castle Energy Corp.	900	4,869
Chesapeake Energy Corp. (a)	23,660	148,348
Comstock Resources, Inc. (a)	2,400	15,840
Contour Energy Co. (a)	7,900	4,424
Denbury Resources, Inc. (a)	4,000	28,086
Edge Petroleum Corp. (a)	6,500	32,110
EEX Corp. (a)	5,400	11,340
Encore Acquisition Co.	6,800	88,740
Energy Partners Ltd. (a)	4,100	33,825
Enterprise Products Partners LP	9,100	452,270
Equitable Resources, Inc.	10,000	326,800
Esenjay Exploration, Inc. (a)	13,200	30,888
Evans Systems, Inc. (a)	3,400	102
Evergreen Resources, Inc. (a)	5,000	209,000
Forest Oil Corp. (a)	10,050	258,185
Frontier Oil Corp.	4,400	80,520
FX Energy, Inc. (a)	6,700	15,537
Giant Industries, Inc. (a)	87	783
Greka Energy Corp.	4,666	28,929
Harken Energy Corp. (a)	14,940	13,147
Holly Corp.	5,200	97,760
Houston Exploration Co. (a)	6,300	197,505
Hugoton Royalty Trust	2,700	28,188
Inland Resources, Inc. (a)	10	21
Key Production Co., Inc. (a)	700	11,795
Magnum Hunter Resources, Inc. (a)	2,400	18,024
Mallon Resources Corp. (a)	3,400	4,488
Markwest Hydrocarbon, Inc. (a)	800	5,640
McMoRan Exploration Co. (a)	88	299
Meridian Resource Corp. (a)	4,800	16,464
Miller Exploration Co. (a)	7,400	3,774
Mission Resources Corp. (a)	10,700	29,960
Murphy Oil Corp.	7,000	603,260
National Energy Group, Inc. (a)	5,428	1,628
Newfield Exploration Co. (a)	5,800	210,482
Noble Affiliates, Inc.	7,600	275,120
Nuevo Energy Co. (a)	1,800	24,840
Ocean Energy, Inc.	25,252	460,849
Parallel Petroleum Corp. (a)	4,100	15,375
Patina Oil & Gas Corp.	3,700	100,640
Penn Virginia Corp.	3,500	126,385
Pennzoil-Quaker State Co.	19,566	275,881
Petroleum Development Corp. (a)	6,500	40,300
Pioneer Natural Resources Co. (a)	16,000	317,120
Plains Resources, Inc. (a)	5,900	132,750

	Shares	Value (Note 1)
Pogo Producing Co.	8,700	$ 234,900
Prima Energy Corp. (a)	5,600	121,744
Prize Energy Corp. (a)	4,000	93,960
Pure Resources, Inc. (a)	5,600	112,000
Range Resources Corp. (a)	4,520	21,018
Remington Oil & Gas Corp. (a)	8,300	146,993
Resource America, Inc. Class A	5,200	48,048
Royale Energy, Inc.	3,500	19,985
Seven Seas Petroleum Corp. (a)	8,500	19,465
Spinnaker Exploration Co. (a)	4,000	164,120
St. Mary Land & Exploration Co.	8,200	177,940
Stone Energy Corp. (a)	3,943	145,378
Swift Energy Co. (a)	3,000	54,120
Syntroleum Corp. (a)	7,400	43,512
TEPPCO Partners LP	8,500	243,525
Tesoro Petroleum Corp. (a)	11,700	136,890
Tom Brown, Inc. (a)	9,700	260,736
Valero Energy Corp.	16,700	715,261
Vintage Petroleum, Inc.	8,500	89,250
Western Gas Resources, Inc.	5,000	160,300
Westport Resources Corp. (a)	8,948	163,033
Williams Clayton Energy, Inc. (a)	4,000	38,440
Wiser Oil Co. (a)	1,800	8,460
XTO Energy, Inc.	19,962	376,084
		8,791,645
TOTAL ENERGY		18,957,229
FINANCIALS - 26.1%
Banks - 8.4%
1st Source Corp.	584	12,468
Abigail Adams National Bancorp, Inc.	2,125	30,813
Alabama National Bancorp	100	3,300
Allegiant Bancorp, Inc.	860	13,373
Ambanc Holding Co., Inc.	4,300	92,020
Amcore Financial, Inc.	8,300	186,750
American Pacific Bank of Oregon Class B (a)	3,080	10,441
AmeriServ Financial, Inc.	600	2,850
Anchor Bancorp Wisconsin, Inc.	9,400	180,010
Area Bankshares Corp.	600	12,174
Associated Banc-Corp.	15,057	551,990
Astoria Financial Corp.	14,580	434,630
BancorpSouth, Inc.	8,625	159,563
Bank of Granite Corp.	325	6,435
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	13,331	152,373
Banknorth Group, Inc.	29,400	734,706
BankUnited Financial Corp. Class A (a)	9,000	137,250
Banner Corp.	5,551	108,245
Bay View Capital Corp. (a)	7,436	48,483
BOK Financial Corp.	10,965	349,893
Boston Private Financial Holdings, Inc.	7,000	160,230
BSB Bancorp, Inc.	6,500	172,510
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
California First National Bancorp	200	$ 2,300
Capital Crossing Bank (a)	1,200	22,800
Capitol Federal Financial	19,100	441,019
Cathay Bancorp, Inc.	300	19,575
CFS Bancorp, Inc.	8,100	109,026
Chemical Financial Corp.	964	28,004
Chittenden Corp.	2,333	64,041
Citizens Banking Corp.	10,834	344,521
City Holding Co. (a)	1,011	15,923
City National Corp.	7,760	394,363
Colonial Bancgroup, Inc.	24,900	355,323
Columbia Banking Systems, Inc. (a)	6,800	81,600
Commerce Bancorp, Inc., New Jersey	10,400	432,640
Commerce Bancshares, Inc.	14,589	608,945
Commercial Federal Corp.	12,995	324,875
Commonwealth Bancorp, Inc.	2,100	48,405
Community First Bankshares, Inc.	11,600	293,016
Community Savings Bankshares, Inc.	700	13,265
Community Trust Bancorp, Inc.	341	8,065
Compass Bancshares, Inc.	25,550	765,223
Connecticut Bancshares, Inc.	5,400	145,260
Corus Bankshares, Inc.	4,000	193,400
CPB, Inc.	100	3,270
Cullen/Frost Bankers, Inc.	8,600	296,270
CVB Financial Corp.	2,157	38,610
Dime Community Bancorp, Inc.	6,422	188,165
Downey Financial Corp.	4,510	214,135
Eagle Bancshares, Inc.	400	6,200
East West Bancorp, Inc.	7,900	228,705
Fidelity Bankshares, Inc.	7,500	128,250
Fidelity National Corp., Georgia	2,900	20,880
First BanCorp Puerto Rico	2,100	58,590
First Charter Corp.	1,584	27,688
First Citizen Bancshares, Inc.	2,800	280,000
First Commonwealth Financial Corp.	3,604	44,329
First Essex Bancorp, Inc.	4,900	137,151
First Federal Capital Corp.	600	9,630
First Financial Bancorp, Ohio	4,466	70,429
First Financial Bankshares, Inc.	137	4,453
First Financial Holdings, Inc.	200	5,340
First Indiana Corp.	525	8,820
First Midwest Bancorp, Inc., Delaware	13,330	381,905
First Niagara Financial Group, Inc.	6,100	111,325
First Place Financial Corp.	5,200	86,632
First Republic Bank, California (a)	450	12,173
First Sentinel Bancorp, Inc.	4,891	62,409
First Tennessee National Corp.	24,000	828,000
First Virginia Banks, Inc.	9,200	486,312
Firstfed America Bancorp, Inc.	100	1,995
FirstFed Financial Corp., Delaware (a)	2,800	73,920
FirstMerit Corp.	19,692	539,167

	Shares	Value (Note 1)
Flagstar Bancorp, Inc.	6,200	$ 146,320
Flushing Financial Corp.	1,125	19,013
FNB Corp., Pennsylvania	3,825	111,002
Fulton Financial Corp.	20,103	468,400
GBC Bancorp	4,695	153,714
Glacier Bancorp, Inc.	8,400	167,412
Gold Banc Corp., Inc.	15,209	110,569
Golden State Bancorp, Inc.	25,624	781,020
Greater Bay Bancorp	12,760	406,406
Greenpoint Financial Corp.	16,300	717,200
Hancock Holding Co.	100	4,980
Harbor Florida Bancshares, Inc.	1,300	25,350
Hibernia Corp. Class A	32,000	588,800
HomeFed Corp. (a)	792	681
Hudson City Bancorp, Inc.	22,000	696,520
Hudson River Bancorp, Inc.	3,100	69,750
Hudson United Bancorp	12,188	374,172
IBERIABANK Corp.	600	20,226
Independence Community Bank Corp.	9,500	261,250
Independent Bank Corp.	4,725	130,646
Independent Bank Corp., Massachusetts	500	11,610
IndyMac Bancorp, Inc. (a)	9,900	243,342
Integra Bank Corp.	530	10,526
International Bancshares Corp.	2,813	121,915
Investors Financial Services Corp.	5,300	368,244
Irwin Financial Corp.	8,300	136,120
Klamath First Bancorp, Inc.	7,448	99,654
Local Financial Corp. (a)	9,600	149,088
M&T Bank Corp.	17,500	1,338,750
MAF Bancorp., Inc.	7,700	246,323
MB Financial, Inc.	4,400	134,420
Mercantile Bankshares Corp.	14,600	639,626
MidAmerica Bancorp	109	3,788
Mississippi Valley Bancshares, Inc.	300	11,940
MutualFirst Financial, Inc.	7,600	123,652
National Commerce Financial Corp.	36,900	972,315
National Penn Bancshares, Inc.	368	8,151
NBT Bancorp, Inc.	9,955	139,868
NetBank, Inc. (a)	8,300	114,706
New York Community Bancorp, Inc.	16,956	497,489
North Fork Bancorp, Inc.	30,157	1,042,829
Northwest Bancorp, Inc.	2,600	30,680
OceanFirst Financial Corp.	2,500	67,700
Ocwen Financial Corp. (a)	16,726	113,737
Old National Bancorp	13,689	321,555
Omega Financial Corp.	200	6,240
Oriental Financial Group, Inc.	533	11,646
Pacific Capital Bancorp	7,900	235,815
Pacific Century Financial Corp.	13,000	329,160
Pacific Northwest Bancorp	4,750	112,100
Park National Corp.	1,415	137,354
People's Bank, Connecticut	14,600	334,486
PFF Bancorp, Inc.	2,000	58,100
PFS Bancorp, Inc. (a)	200	2,780
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Popular, Inc.	26,300	$ 763,226
Port Financial Corp.	4,600	148,028
Provident Bankshares Corp.	8,997	217,368
Provident Financial Group, Inc.	10,900	264,761
Quaker City Bancorp, Inc. (a)	4,000	126,000
R&G Financial Corp. Class B	6,000	126,000
Redwood Empire Bancorp	4,200	117,054
Republic Bancorp, Inc.	16,134	200,062
Republic Bancshares, Inc. (a)	1,100	15,730
Resource Bancshares Mortgage Group, Inc.	6,110	96,844
Riggs National Corp.	10,300	147,290
Roslyn Bancorp, Inc.	14,952	300,236
S&T Bancorp, Inc.	1,080	25,996
Santander Bancorp	2,400	46,488
Seacoast Financial Services Corp.	11,077	210,020
Silicon Valley Bancshares (a)	6,100	169,336
Sky Financial Group, Inc.	18,088	376,411
South Financial Group, Inc.	12,270	236,198
Southwest Bancorp of Texas, Inc. (a)	7,800	239,850
Sovereign Bancorp, Inc.	39,713	503,164
State Financial Services Corp. Class A	2,200	28,446
Staten Island Bancorp, Inc.	19,200	356,160
Sterling Bancshares, Inc.	13,125	174,431
Sterling Financial Corp.	121	2,299
Sun Bancorp, Inc., New Jersey	3,087	39,051
Susquehanna Bancshares, Inc.	12,100	277,816
TCF Financial Corp.	15,000	771,000
Texas Regional Bancshares, Inc. Class A	2,170	85,672
TF Financial Corp.	100	2,212
Timberland Bancorp, Inc.	500	7,800
Troy Financial Corp.	5,000	136,100
Trust Co. of New Jersey	600	14,100
Trustco Bank Corp.	6,625	84,933
Trustmark Corp.	14,800	361,416
UAB Financial Corp.	7,092	282,403
UCBH Holdings, Inc.	5,800	193,082
UnionBanCal Corp.	29,000	1,102,000
United Bankshares, Inc.	10,970	314,510
United Community Financial Corp.	5,000	37,000
United National Bancorp, New Jersey	116	2,573
USABancShares.com, Inc. (a)	4,600	1,104
Valley National Bancorp	12,577	436,170
W Holding Co., Inc.	4,700	77,785
Washington Federal, Inc.	15,237	395,248
Waypoint Financial Corp.	14,100	228,279
Webster Financial Corp.	11,116	389,727
WesBanco, Inc.	600	12,300
West Coast Bancorp, Oregon	1,948	27,272
Westamerica Bancorp.	9,200	378,396
Westcorp	1,920	31,776

	Shares	Value (Note 1)
Westcorp rights 3/4/02 (a)	1,920	$ 134
Whitney Holding Corp.	6,100	284,138
Wilmington Trust Corp.	7,700	505,043
Wintrust Financial Corp.	4,100	133,537
WSFS Financial Corp.	4,000	69,400
		37,629,364
Diversified Financials - 3.5%
A.B. Watley Group, Inc. (a)	4,700	5,640
A.G. Edwards, Inc.	12,900	526,965
Aames Financial Corp. (a)	440	150
ACE Cash Express, Inc. (a)	100	875
Advanta Corp. Class A	7,700	73,535
Affiliated Managers Group, Inc. (a)	3,000	199,890
Affinity Technology Group, Inc. (a)	12,100	1,089
Alliance Capital Management Holding LP	13,700	618,418
Allied Capital Corp.	20,720	565,242
American Capital Strategies Ltd.	9,500	271,890
American Home Mortgage Holdings, Inc.	5,100	62,322
American Insured Mortgage Investors LP Series 88	100	575
AmeriCredit Corp. (a)	12,900	301,215
Ameritrade Holding Corp. Class A (a)	39,400	208,820
Ampal-American Israel Corp. Class A (a)	4,900	24,108
AMRESCO, Inc. (a)	1,460	15
Amwest Insurance Group, Inc. (a)	7,300	8
Atalanta Sosnoff Capital Corp.	100	1,000
BlackRock, Inc. Class A (a)	2,900	129,050
Cash America International, Inc.	1,700	13,430
Charter Municipal Mortgage Acceptance Co.	1,100	17,424
CompuCredit Corp. (a)	11,800	62,658
Consumer Portfolio Services, Inc. (a)	600	930
Credit Acceptance Corp. (a)	2,600	25,844
Doral Financial Corp.	10,000	343,400
DVI, Inc. (a)	600	10,122
E*TRADE Group, Inc. (a)	58,673	475,251
E-Loan, Inc. (a)	9,200	11,224
Eaton Vance Corp. (non-vtg.)	13,500	515,700
eSpeed, Inc. Class A (a)	7,000	62,860
Farmer Mac Class A (multi-vtg.) (a)	300	10,260
Federated Investors, Inc. Class B (non-vtg.)	21,349	674,201
Financial Federal Corp. (a)	5,500	162,525
Finova Group, Inc. (a)	24,300	9,234
Friedman, Billings, Ramsey Group, Inc. Class A (a)	3,900	25,350
Gabelli Asset Management, Inc. Class A (a)	2,400	92,400
Gilman & Ciocia, Inc. (a)	200	420
Global Capital Partners, Inc. (a)	1,200	300
Goldman Sachs Group, Inc.	35,000	2,832,900
Hamilton Bancorp, Inc. (a)	10,200	51
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Harbourton Financial Corp. (a)	400	$ 324
Harris & Harris Group, Inc. (a)	5,500	12,322
IMC Mortgage Co. (a)	1,800	4
Imperial Credit Industries, Inc. (a)	1,500	390
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	108	0
Instinet Group, Inc.	11,000	78,100
JB Oxford Holdings, Inc. (a)	10,700	15,087
Jefferies Group, Inc.	6,100	264,557
John Nuveen Co. Class A	10,100	530,250
Kinder Morgan Management LLC	8,568	253,270
Knight Trading Group, Inc. (a)	17,700	140,892
LaBranche & Co., Inc. (a)	8,500	265,625
Legg Mason, Inc.	10,700	560,894
Leucadia National Corp.	11,800	374,650
MCG Capital Corp.	4,300	70,907
Medallion Financial Corp.	7,800	69,342
Metris Companies, Inc.	8,816	143,524
Meyerson & Co., Inc. (a)	1,100	440
NCO Portfolio Management, Inc. (a)	708	4,814
Neuberger Berman, Inc.	13,550	572,081
New Century Financial Corp.	8,900	141,065
NextCard, Inc. (a)	8,600	1,204
Olympic Cascade Financial Corp. (a)	1,000	620
PMC Capital, Inc.	100	774
Point West Capital Corp. (a)	2,100	42
Principal Financial Group, Inc.	67,600	1,646,736
Raymond James Financial, Inc.	10,000	318,000
Saxon Capital, Inc. (a)	4,700	52,170
SEI Investments Co.	19,500	774,150
Siebert Financial Corp. (a)	1,400	6,370
Soundview Technology Group, Inc. (a)	27,900	69,750
Stifel Financial Corp.	110	1,300
Student Loan Corp.	4,600	416,484
SWS Group, Inc.	2,330	44,853
THCG, Inc.	1,300	117
Waddell & Reed Financial, Inc. Class A	12,950	398,990
Walter Industries, Inc.	7,300	84,607
WFS Financial, Inc. (a)	6,000	113,580
WFS Financial, Inc. rights 3/4/02 (a)	6,000	960
Winfield Capital Corp.	1,100	1,397
World Acceptance Corp. (a)	100	690
		15,768,623
Insurance - 8.5%
21st Century Holding Co.	8,200	30,348
21st Century Insurance Group	13,000	221,650
Acceptance Insurance Co., Inc. (a)	1,700	8,789
Alfa Corp.	6,000	163,200
Allcity Insurance Co. (a)	2,800	868
Alleghany Corp.	1,122	217,949
Allmerica Financial Corp.	8,500	369,580

	Shares	Value (Note 1)
American Financial Group, Inc., Ohio	11,000	$ 289,520
American Medical Securities Group, Inc. (a)	500	6,620
American National Insurance Co.	4,300	383,603
American Physicians Capital, Inc. (a)	3,600	64,044
AmerUs Group Co.	9,434	322,454
Arch Capital Group Ltd. (a)	2,000	53,800
Argonaut Group, Inc.	3,400	68,170
Arthur J. Gallagher & Co.	13,100	456,666
Atlantic American Corp. (a)	400	860
Baldwin & Lyons, Inc. Class B	1,800	38,250
Berkshire Hathaway, Inc. Class A (a)	260	18,979,951
Brown & Brown, Inc.	13,200	461,604
Ceres Group, Inc. (a)	300	1,122
Citizens, Inc. Class A (a)	115	1,351
Clark/Bardes, Inc. (a)	3,800	96,672
CNA Financial Corp. (a)	40,400	1,172,004
CNA Surety Corp.	6,600	94,380
Commerce Group, Inc.	5,200	193,388
Crawford & Co. Class B	4,600	55,890
Danielson Holding Corp. (a)	2,100	12,600
Delphi Financial Group, Inc. Class A	5,744	213,619
Donegal Group, Inc. Class B	1,211	11,262
EMC Insurance Group	7,500	122,625
Erie Indemnity Co. Class A	9,100	357,448
FBL Financial Group, Inc. Class A	895	16,065
Fidelity National Financial, Inc.	12,286	325,825
First American Corp., California	10,550	208,785
FPIC Insurance Group, Inc. (a)	1,500	18,615
Fremont General Corp.	8,200	43,296
Gainsco, Inc. (a)	2,400	720
Great American Financial Resources, Inc.	3,000	50,970
Harleysville Group, Inc.	4,400	112,068
HCC Insurance Holdings, Inc.	8,000	225,440
Hilb, Rogal & Hamilton Co.	4,400	156,420
Horace Mann Educators Corp.	6,200	139,748
Independence Holding Co. (a)	220	3,740
Investors Title Co.	5,100	89,658
Kansas City Life Insurance Co.	100	3,620
LandAmerica Financial Group, Inc.	2,100	62,937
Markel Corp. (a)	1,700	338,300
Meadowbrook Insurance Group, Inc.	9,800	32,830
MEEMIC Holdings, Inc. (a)	3,800	79,800
Merchants Group, Inc.	100	2,180
Mercury General Corp.	8,800	380,160
National Security Group, Inc.	1,320	18,678
National Western Life Insurance Co. Class A (a)	300	31,275
Nationwide Financial Services, Inc. Class A	3,600	145,728
Navigators Group, Inc. (a)	1,300	26,390
Nymagic, Inc.	1,500	29,895
Odyssey Re Holdings Corp.	10,700	177,299
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Ohio Casualty Corp. (a)	13,400	$ 251,116
Old Republic International Corp.	22,900	731,884
Penn Treaty American Corp. (a)	200	1,052
Penn-America Group, Inc.	3,200	44,160
Philadelphia Consolidated Holding Corp. (a)	5,100	209,712
Phoenix Companies, Inc.	17,100	306,090
PICO Holdings, Inc. (a)	1,900	24,073
PMA Capital Corp. Class A	5,000	102,000
Preserver Group, Inc. (a)	7,800	60,060
Presidential Life Corp.	10,000	207,300
ProAssurance Corp. (a)	3,468	56,355
Protective Life Corp.	11,115	345,232
Prudential Financial, Inc.	98,900	3,023,373
Quotesmith.com, Inc. (a)	833	2,324
Radian Group, Inc.	14,876	694,263
Reinsurance Group of America, Inc.	10,994	326,522
Reliance Group Holdings, Inc. (a)	13,500	27
RLI Corp.	1,525	75,488
RTW, Inc. (a)	1,400	1,092
SCPIE Holding, Inc.	1,400	25,858
Selective Insurance Group, Inc.	3,900	87,243
StanCorp Financial Group, Inc.	5,000	269,250
State Auto Financial Corp.	5,900	88,972
Stewart Information Services Corp. (a)	2,100	35,700
The Midland Co.	1,400	58,450
The MONY Group, Inc.	9,860	389,273
The PMI Group, Inc.	6,700	474,695
Transatlantic Holdings, Inc.	8,100	706,077
Triad Guaranty, Inc. (a)	2,200	90,728
UICI (a)	12,200	171,410
Unico American Corp.	9,700	64,505
United Fire & Casualty Co.	1,500	45,225
Unitrin, Inc.	10,200	402,696
Vesta Insurance Group Corp.	5,400	28,836
W.R. Berkley Corp.	4,500	245,250
Wesco Financial Corp.	1,100	342,100
White Mountains Insurance Group Ltd.	1,570	514,960
Zenith National Insurance Corp.	2,600	76,180
		37,770,260
Real Estate - 5.7%
Acadia Realty Trust (SBI)	100	623
Alexander's, Inc. (a)	100	5,739
Alexandria Real Estate Equities, Inc.	5,500	227,425
AMB Property Corp. (SBI)	13,900	362,095
America First Mortgage Investments, Inc.	12,300	111,807
American Real Estate Partners LP (a)	1,700	15,470
AMLI Residential Properties Trust (SBI)	500	12,050
Annaly Mortgage Management, Inc.	13,300	216,790
Anthracite Capital, Inc.	300	3,342
Anworth Mortgage Asset Corp.	4,900	45,570

	Shares	Value (Note 1)
Apartment Investment & Management Co. Class A	12,117	$ 547,446
Archstone-Smith Trust	31,255	808,879
Arden Realty, Inc.	12,700	326,390
Associated Estates Realty Corp.	700	6,944
AvalonBay Communities, Inc.	13,714	632,764
Avatar Holdings, Inc. (a)	1,100	26,444
Banyan Strategic Realty Trust (SBI)	100	63
Bedford Property Investors, Inc.	100	2,417
Bluegreen Corp. (a)	800	2,544
Boston Properties, Inc.	14,700	553,749
Boykin Lodging Co.	7,600	64,980
Brandywine Realty Trust (SBI)	9,600	216,960
BRE Properties, Inc. Class A	9,800	294,000
Burnham Pacific Properties, Inc.	400	1,488
Cadiz, Inc. (a)	10,500	84,000
California Coastal Communities, Inc. (a)	2,900	13,166
Camden Property Trust (SBI)	4,251	153,036
Capital Automotive (SBI)	9,500	203,965
Capstead Mortgage Corp.	5,349	91,200
CarrAmerica Realty Corp.	12,700	378,460
Catellus Development Corp. (a)	19,800	374,220
CBL & Associates Properties, Inc.	4,500	154,125
Center Trust, Inc.	800	3,288
CenterPoint Properties Trust (SBI)	6,300	320,985
Chateau Communities, Inc.	1,800	51,930
Chelsea Property Group, Inc.	1,300	66,300
Colonial Properties Trust (SBI)	7,300	241,703
Commercial Net Lease Realty, Inc.	4,294	56,251
Consolidated-Tomoka Land Co.	2,000	40,200
Corporate Office Properties Trust	100	1,220
Corrections Corp. of America (a)	4,045	65,367
Cousins Properties, Inc.	4,500	117,630
Crescent Real Estate Equities Co.	17,500	315,175
Criimi Mae, Inc. (a)	256	960
Crown American Realty Trust (SBI)	900	7,821
Developers Diversified Realty Corp.	15,100	305,171
Duke Realty Corp.	25,628	609,946
Eastgroup Properties, Inc.	500	12,170
Entertainment Properties Trust (SBI)	8,900	182,895
Equity Inns, Inc.	11,300	84,637
Equity Office Properties Trust	1	29
Essex Property Trust, Inc.	3,900	184,860
Federal Realty Investment Trust (SBI)	7,700	193,732
FelCor Lodging Trust, Inc.	11,705	224,736
First Industrial Realty Trust, Inc.	8,700	278,835
First Union Real Estate Equity & Mortgage Investments	1,480	3,582
Forest City Enterprises, Inc. Class A	6,750	267,435
FrontLine Capital Group (a)	10,400	520
Gables Residential Trust (SBI)	7,400	221,556
General Growth Properties, Inc.	11,800	495,600
Getty Realty Corp.	6,100	109,617
Glenborough Realty Trust, Inc.	9,800	202,860
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Glimcher Realty Trust (SBI)	800	$ 13,896
Great Lakes REIT, Inc.	200	3,196
Grubb & Ellis Co. (a)	700	2,100
Health Care Property Investors, Inc.	11,024	416,707
Health Care REIT, Inc.	6,700	182,240
Healthcare Realty Trust, Inc.	10,066	286,881
Highwoods Properties, Inc.	12,400	332,196
Home Properties of New York, Inc.	900	29,097
Hospitality Properties Trust (SBI)	9,800	312,620
Host Marriott Corp.	42,700	461,160
HRPT Properties Trust	31,300	266,363
Humphrey Hospitality Trust, Inc.	130	341
Impac Mortgage Holdings, Inc.	11,200	93,632
Innkeepers USA Trust (SBI)	7,100	73,059
Insignia Financial Group, Inc. (a)	1,266	12,787
IRT Property Co.	1,000	10,950
iStar Financial, Inc.	18,458	500,766
Jameson Inns, Inc.	100	365
JDN Realty Corp.	13,000	159,380
Jones Lang LaSalle, Inc. (a)	6,300	116,424
JP Realty, Inc.	500	12,130
Kennedy-Wilson, Inc. (a)	2,000	11,380
Keystone Property Trust (SBI)	10,600	141,828
Kilroy Realty Corp.	900	23,445
Kimco Realty Corp.	15,700	487,014
Koger Equity, Inc.	200	3,476
Kramont Realty Trust	100	1,265
La Quinta Corp. unit (a)	31,434	207,464
Lexington Corporate Properties Trust	100	1,534
Liberty Property Trust (SBI)	16,000	481,600
LNR Property Corp.	6,600	218,460
LTC Properties, Inc.	200	1,340
Mack-Cali Realty Corp.	9,000	283,050
Manufactured Home Communities, Inc.	800	26,040
MeriStar Hospitality Corp.	7,454	120,680
Merry Land Properties, Inc. (a)	65	439
Mid-America Apartment Communities, Inc.	700	17,955
Mills Corp.	8,400	218,400
National Golf Properties, Inc.	7,600	44,840
National Health Investors, Inc.	200	2,680
Nationwide Health Properties, Inc.	3,200	61,984
New Plan Excel Realty Trust	18,940	376,906
Newhall Land & Farming Co.	2,700	81,945
Omega Healthcare Investors, Inc. (a)	9,400	38,540
Pacific Gulf Properties, Inc.	6,000	4,649
Pan Pacific Retail Properties, Inc.	2,210	66,609
Parkway Properties, Inc.	100	3,340
Pennsylvania Real Estate Investment Trust (SBI)	400	9,240
Pinnacle Holdings, Inc. (a)	18,000	1,620

	Shares	Value (Note 1)
Post Properties, Inc.	7,100	$ 231,744
Prentiss Properties Trust (SBI)	6,100	171,410
Prime Group Realty Trust (SBI)	6,600	61,446
ProLogis Trust	33,920	763,200
PS Business Parks, Inc.	1,500	50,145
Public Storage, Inc.	21,472	789,311
RAIT Investment Trust	8,600	163,830
Realty Income Corp.	2,500	77,250
Reckson Associates Realty Corp.	10,500	244,545
Redwood Trust, Inc.	300	7,776
Regency Centers Corp.	6,300	178,290
ResortQuest International, Inc. (a)	1,600	10,192
RFS Hotel Investors, Inc.	900	12,501
Saul Centers, Inc.	100	2,180
Security Capital Group, Inc. Class B (a)	16,900	431,795
Senior Housing Properties Trust (SBI)	14,040	190,944
Shurgard Storage Centers, Inc. Class A	2,600	85,670
Simon Property Group, Inc.	32,400	997,272
SL Green Realty Corp.	2,100	67,032
Sovran Self Storage, Inc.	400	11,564
Storage USA, Inc.	4,100	176,423
Summit Properties, Inc.	1,100	24,112
Sun Communities, Inc.	6,000	231,180
Talk Visual Corp. (a)	10,800	270
Tanger Factory Outlet Centers, Inc.	100	2,461
Taubman Centers, Inc.	15,600	239,460
The Macerich Co.	2,200	60,170
The Rouse Co.	15,500	462,210
The St. Joe Co.	10,800	309,960
Thornburg Mortgage, Inc.	10,100	199,980
Town & Country Trust	500	10,400
Trammell Crow Co. (a)	3,000	36,060
Trendwest Resorts, Inc. (a)	9,300	247,847
United Dominion Realty Trust, Inc.	22,900	322,890
Universal Health Realty Income Trust	6,900	172,362
Ventas, Inc.	19,100	242,379
Vornado Operating Co. (a)	81	66
Vornado Realty Trust	19,124	799,383
W.P. Carey & Co. LLC	2,000	46,100
Washington Real Estate Investment Trust (SBI)	2,800	73,108
Weingarten Realty Investors (SBI)	7,500	369,750
Wellsford Real Properties, Inc. (a)	312	6,193
Winston Hotels, Inc.	500	4,525
		25,414,561
TOTAL FINANCIALS		116,582,808
HEALTH CARE - 11.6%
Biotechnology - 3.8%
Aastrom Biosciences, Inc. (a)	15,600	13,806
Abgenix, Inc. (a)	13,500	243,675
Acacia Research Corp. (a)	6,490	64,251
Aclara Biosciences, Inc. (a)	10,400	37,440
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Advanced Tissue Sciences, Inc. Class A (a)	10,100	$ 37,168
Affymetrix, Inc. (a)	8,800	216,480
Albany Molecular Research, Inc. (a)	7,200	199,800
Alexion Pharmaceuticals, Inc. (a)	5,100	109,191
Alkermes, Inc. (a)	9,400	234,718
Alliance Pharmaceutical Corp. (a)	2,080	5,221
American Biogenetic Sciences Class A (a)	14,800	2,812
Amylin Pharmaceuticals, Inc. (a)	10,700	95,123
AP Pharma, Inc. (a)	200	440
Aphton Corp. (a)	200	2,288
Applera Corp. - Celera Genomics Group (a)	9,967	201,333
Applied Molecular Evolution, Inc. (a)	2,800	23,716
Arena Pharmaceuticals, Inc. (a)	2,800	27,076
ArQule, Inc. (a)	3,800	47,120
AutoImmune, Inc. (a)	18,000	19,080
Avant Immunotherapeutics, Inc. (a)	9,300	12,462
AVAX Technologies, Inc. (a)	4,900	2,499
AVI BioPharma, Inc. (a)	8,000	74,160
Avigen, Inc. (a)	5,900	49,501
Bio-Technology General Corp. (a)	12,600	66,780
BioCryst Pharmaceuticals, Inc. (a)	6,100	26,171
BioMarin Pharmaceutical, Inc. (a)	6,300	63,126
Biopure Corp. Class A (a)	7,200	49,968
BioReliance Corp. (a)	2,700	56,295
BioShield Technologies, Inc.	3,500	648
BioSource International, Inc. (a)	3,600	19,800
BioSphere Medical, Inc. (a)	5,000	37,500
BioTime, Inc. (a)	500	1,950
Biotransplant, Inc. (a)	7,200	41,688
Cel-Sci Corp. (a)	5,700	3,420
Celgene Corp. (a)	11,700	305,253
Cell Genesys, Inc. (a)	7,300	109,938
Cell Therapeutics, Inc. (a)	4,500	99,405
Cephalon, Inc. (a)	7,863	458,413
Cepheid, Inc. (a)	9,700	25,996
Charles River Labs International, Inc. (a)	6,000	177,960
Ciphergen Biosystems, Inc. (a)	3,500	20,230
Connetics Corp. (a)	10,000	109,500
Corixa Corp. (a)	9,504	93,519
Corvas International, Inc. (a)	8,200	48,298
Covalent Group, Inc. (a)	7,800	24,258
Cryo-Cell International, Inc. (a)	7,000	32,550
Cubist Pharmaceuticals, Inc. (a)	3,700	52,133
CuraGen Corp. (a)	6,400	106,432
Curis, Inc. (a)	10,700	28,462
CV Therapeutics, Inc. (a)	3,600	139,115
CYTOGEN Corp. (a)	7,000	15,190
Cytrx Corp. (a)	9,300	6,185

	Shares	Value (Note 1)
Diacrin, Inc. (a)	100	$ 210
Digene Corp. (a)	4,200	132,846
Diversa Corp. (a)	9,750	104,423
Embrex, Inc. (a)	4,400	78,760
Enchira Biotechnology Corp. (a)	4,100	1,066
EntreMed, Inc. (a)	6,700	51,590
Enzo Biochem, Inc.	3,291	59,830
Enzon, Inc. (a)	6,400	280,960
Epimmune, Inc. (a)	6,800	19,108
Essential Therapeutics, Inc. (a)	6,300	21,483
Exelixis, Inc. (a)	7,900	89,270
Fusion Medical Technologies, Inc. (a)	4,000	38,920
Gene Logic, Inc. (a)	3,100	50,127
Genelabs Technologies, Inc. (a)	12,200	22,448
Genencor International, Inc. (a)	7,900	80,580
Genentech, Inc. (a)	38,900	1,836,080
Genome Therapeutics Corp. (a)	3,700	19,055
Genta, Inc. (a)	8,900	114,721
Genzyme Transgenics Corp. (a)	4,700	16,215
Geron Corp. (a)	6,900	51,681
Gilead Sciences, Inc. (a)	16,000	1,127,360
GlycoGenesys, Inc. (a)	1,200	1,668
Harvard Bioscience, Inc. (a)	8,000	64,320
Hemispherx Biopharma, Inc. (a)	1,100	3,861
Heska Corp. (a)	3,000	3,690
Human Genome Sciences, Inc. (a)	20,500	420,660
Hyseq, Inc. (a)	6,700	35,845
ICOS Corp. (a)	9,600	411,840
IDEC Pharmaceuticals Corp. (a)	25,700	1,614,474
IDEXX Laboratories, Inc. (a)	5,400	140,832
Ilex Oncology, Inc. (a)	4,300	64,199
Immtech International, Inc. (a)	700	3,787
Immune Response Corp. (a)	21,500	20,210
ImmunoGen, Inc. (a)	4,600	52,394
Immunomedics, Inc. (a)	6,900	114,609
Incyte Genomics, Inc. (a)	9,000	98,910
Interferon Sciences, Inc. (a)	20	5
Interneuron Pharmaceuticals, Inc. (a)	7,000	57,050
Invitrogen Corp. (a)	8,387	382,783
Kendle International, Inc. (a)	4,500	65,250
Kos Pharmaceuticals, Inc. (a)	4,900	111,671
Kosan Biosciences, Inc. (a)	3,300	23,430
Lexicon Genetics, Inc. (a)	6,300	52,353
LifeCell Corp. (a)	9,400	26,790
Luminex Corp. (a)	6,200	91,202
Lynx Therapeutics, Inc. (a)	7,500	19,875
Maxim Pharmaceuticals, Inc. (a)	3,100	17,484
Maxygen, Inc. (a)	8,400	104,580
Medarex, Inc. (a)	10,500	158,865
Millennium Pharmaceuticals, Inc. (a)	46,131	866,340
Myriad Genetics, Inc. (a)	3,100	101,525
Nabi (a)	10,300	56,856
Nanogen, Inc. (a)	1,900	7,866
Neogen Corp. (a)	3,400	50,864
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Neopharm, Inc.	4,620	$ 78,540
NeoRX Corp. (a)	14,200	56,090
Neose Technologies, Inc. (a)	3,700	115,440
Neurobiological Technologies (a)	4,900	22,932
Neurocrine Biosciences, Inc. (a)	4,300	152,607
Neurogen Corp. (a)	2,600	34,840
Nexell Therapeutics, Inc. (a)	4,125	4,868
Northfield Laboratories, Inc. (a)	5,200	39,208
Northwest Biotherapeutics, Inc.	2,800	8,988
Novavax, Inc. (a)	6,600	68,508
ONYX Pharmaceuticals, Inc. (a)	1,900	7,334
OraSure Technologies, Inc. (a)	8,600	44,720
Orchid BioSciences, Inc. (a)	4,400	11,528
Organogenesis, Inc. (a)	931	1,024
Ortec International, Inc. (a)	200	1,260
OSI Pharmaceuticals, Inc. (a)	5,200	197,860
OXiGENE, Inc. (a)	2,400	5,184
Paradigm Genetics, Inc. (a)	6,200	9,982
Peregrine Pharmaceuticals, Inc. (a)	18,900	39,690
Pharmacopeia, Inc. (a)	6,400	79,040
Pharmacyclics, Inc. (a)	5,600	40,309
Progenics Pharmaceuticals, Inc. (a)	3,700	48,618
Protein Design Labs, Inc. (a)	13,400	212,658
Regeneron Pharmaceuticals, Inc. (a)	7,100	161,241
Repligen Corp. (a)	9,800	28,224
Ribozyme Pharmaceuticals, Inc. (a)	9,300	26,784
Sangstat Medical Corp. (a)	3,400	71,740
SciClone Pharmaceuticals, Inc. (a)	2,500	5,750
Sepracor, Inc. (a)	12,300	529,146
Sequenom, Inc. (a)	7,330	41,634
Serologicals Corp. (a)	3,650	55,006
Shaman Pharmaceuticals, Inc. (a)	1	0
Siga Pharmaceuticals, Inc. (a)	5,500	14,465
Spectrx, Inc. (a)	100	521
StemCells, Inc. (a)	16,700	43,420
Strategic Diagnostics, Inc. (a)	4,000	21,396
Synaptic Pharmaceutical Corp. (a)	7,400	45,880
Tanox, Inc. (a)	7,200	99,216
Targeted Genetics Corp. (a)	7,500	15,450
Techne Corp. (a)	6,700	197,918
Texas Biotechnology Corp. (a)	3,700	21,830
Third Wave Technologies, Inc.	5,600	17,304
Titan Pharmaceuticals, Inc. (a)	3,400	22,100
Transkaryotic Therapies, Inc. (a)	5,600	214,032
Triangle Pharmaceuticals, Inc. (a)	9,800	55,076
Trimeris, Inc. (a)	3,900	148,980
Tularik, Inc. (a)	9,300	167,400
Unigene Laboratories, Inc. (a)	11,200	6,608
United Therapeutics Corp. (a)	6,200	78,740
V.I. Technologies, Inc. (a)	1,600	8,863
Valentis, Inc. (a)	4,457	6,374

	Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc. (a)	11,302	$ 246,497
Vical, Inc. (a)	4,600	38,502
Vion Pharmaceuticals, Inc. (a)	8,900	35,956
Viragen, Inc. (a)	22,000	22,220
ViroLogic, Inc. (a)	12,800	30,080
ViroPharma, Inc. (a)	2,000	31,400
XOMA Ltd. (a)	8,400	67,536
		17,240,881
Health Care Equipment & Supplies - 2.4%
1-800 CONTACTS, Inc. (a)	3,400	37,842
Abiomed, Inc. (a)	3,400	33,762
Advanced Neuromodulation Systems, Inc. (a)	3,100	101,277
Aerogen, Inc. (a)	9,800	20,090
Aksys Ltd. (a)	100	646
ALARIS Medical, Inc. (a)	1,900	4,883
Align Technology, Inc. (a)	6,700	28,475
American Medical Systems Holdings, Inc. (a)	5,100	106,284
Angeion Corp. (a)	40	24
Anika Therapeutics, Inc. (a)	1,100	1,166
Apogent Technologies, Inc. (a)	15,800	379,358
Applied Imaging Corp. (a)	7,900	19,118
Aradigm Corp. (a)	6,200	24,862
Arrow International, Inc.	2,100	96,033
Arthrocare Corp. (a)	2,800	39,060
ATS Medical, Inc. (a)	6,700	12,596
Avitar, Inc. (a)	2,400	2,016
Beckman Coulter, Inc.	9,200	438,564
Bio-Rad Laboratories, Inc. Class A (a)	1,300	85,085
Bio-Vascular, Inc. (a)	400	3,236
BioLase Technology, Inc. (a)	11,400	61,902
Bionx Implants, Inc. (a)	17	79
Biosite, Inc. (a)	3,900	81,276
Boston Biomedica, Inc. (a)	5,200	16,952
Bruker AXS, Inc.	9,000	49,050
Bruker Daltonics, Inc. (a)	8,900	79,655
Caliper Technologies Corp. (a)	6,400	70,208
Calypte Biomedical Corp. (a)	19,700	3,645
Cambridge Heart, Inc. (a)	1,200	2,340
Candela Corp. (a)	8,500	32,045
Cardima, Inc. (a)	13,600	21,080
Cardiodynamics International Corp. (a)	7,700	36,036
Cardiogenesis Corp. (a)	2,780	2,780
Carrington Laboratories, Inc. (a)	5,500	11,058
Cerus Corp. (a)	3,600	169,308
Cholestech Corp. (a)	2,000	22,880
Chromavision Medical Systems, Inc. (a)	8,700	40,455
Closure Medical Corp. (a)	3,400	65,790
CNS., Inc. (a)	4,000	23,000
Cohesion Technologies, Inc. (a)	5,900	20,532
Colorado Medtech, Inc. (a)	8,400	28,566
Computer Motion, Inc. (a)	1,900	7,353
Conceptus, Inc. (a)	5,000	93,750
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CONMED Corp. (a)	7,650	$ 157,667
Cooper Companies, Inc.	1,500	70,935
Curon Medical, Inc. (a)	10,800	35,532
Cyberonics, Inc. (a)	2,500	36,850
Cygnus, Inc. (a)	9,600	40,032
Cytyc Corp. (a)	17,800	417,588
Datascope Corp.	3,700	107,966
DENTSPLY International, Inc.	15,300	507,501
Diagnostic Products Corp.	4,500	161,325
Diametrics Medical, Inc. (a)	4,600	19,320
DJ Orthopedics, Inc. (a)	14,800	149,480
Dyax Corp. (a)	2,400	11,832
E-Z-EM, Inc. Class A (a)	100	1,000
Edwards Lifesciences Corp. (a)	8,100	231,093
Endocare, Inc. (a)	2,800	42,224
Epix Medical, Inc. (a)	100	1,292
Fischer Imaging Corp. (a)	4,700	56,917
Genomic Solutions, Inc. (a)	11,900	18,564
Gliatech, Inc. (a)	8,900	6,052
Gum Tech International, Inc. (a)	6,100	42,578
Haemonetics Corp. (a)	4,700	141,376
Hillenbrand Industries, Inc.	11,900	713,881
Hologic, Inc. (a)	4,700	60,066
Hycor Biomedical, Inc. (a)	6,500	34,775
I-Flow Corp. (a)	11,300	35,934
I-Stat Corp. (a)	3,500	20,825
ICU Medical, Inc. (a)	2,900	157,615
IGEN International, Inc. (a)	3,100	130,138
Illumina, Inc. (a)	4,200	28,812
Immucor, Inc. (a)	5,800	59,798
Implant Sciences Corp. (a)	300	3,615
INAMED Corp. (a)	5,900	164,551
Inhale Therapeutic Systems, Inc. (a)	7,300	94,097
Integra Lifesciences Holdings Corp. (a)	3,000	84,300
Integrated Surgial Systems, Inc. (a)	3,500	298
Interpore International, Inc. (a)	8,000	88,000
Intuitive Surgical, Inc. (a)	10,000	92,000
Invacare Corp.	3,700	124,098
Inverness Medical Innovations, Inc. (a)	792	15,927
Iridex Corp. (a)	100	422
Isolyser, Inc. (a)	1,000	2,450
IVAX Diagnostics, Inc. (a)	7,600	20,216
Kensey Nash Corp. (a)	4,400	81,356
KeraVision, Inc. (a)	3,600	32
Laser Vision Centers, Inc. (a)	2,000	3,982
LaserSight, Inc. (a)	15,400	7,700
Lifecore Biomedical, Inc. (a)	1,700	15,300
Matritech, Inc. (a)	10,400	23,920
Medamicus, Inc. (a)	3,500	46,795
Medical Action Industries, Inc. (a)	3,100	32,705
Medical-Design Corp. (a)	1,700	23,885

	Shares	Value (Note 1)
Mentor Corp.	6,200	$ 204,600
Meridian Bioscience, Inc.	100	658
Meridian Medical Technologies, Inc. (a)	2,400	55,440
Merit Medical Systems, Inc. (a)	4,325	67,989
Mesa Laboratories, Inc. (a)	100	699
Micro Therapeutics, Inc. (a)	1,700	12,325
Molecular Devices Corp. (a)	4,270	91,079
North American Scientific, Inc. (a)	4,200	47,880
Novametrix Medical Systems, Inc. (a)	200	1,472
Noven Pharmaceuticals, Inc. (a)	5,900	123,369
Novoste Corp. (a)	5,500	36,850
Nutrition 21, Inc. (a)	17,400	12,528
Ocular Sciences, Inc. (a)	6,400	168,320
Optical Sensors, Inc. (a)	100	44
ORATEC Interventions, Inc. (a)	6,100	75,823
Orthologic Corp. (a)	18,900	85,050
Osteotech, Inc. (a)	8,100	67,149
Palomar Medical Technologies, Inc. (a)	185	126
Paradigm Medical Industries, Inc. (a)	3,600	7,956
PharmaNetics, Inc. (a)	100	750
Physiometrix, Inc. (a)	3,200	4,832
PolyMedica Corp. (a)	400	8,496
Possis Medical, Inc. (a)	6,239	113,550
Precision Optics Corp., Inc. (a)	5,100	2,958
Q-Medical, Inc. (a)	100	998
Quidel Corp. (a)	11,800	73,750
Radiance Medical Systems, Inc. (a)	11,400	17,100
Radiologix, Inc. (a)	8,900	101,015
Resmed, Inc. (a)	4,500	163,620
Respironics, Inc. (a)	6,792	199,685
Sola International, Inc. (a)	2,000	22,520
Sonic Innovations, Inc. (a)	6,800	36,380
SonoSight, Inc. (a)	3,700	73,260
Spacelabs Medical, Inc. (a)	5,900	84,665
Staar Surgical Co. (a)	5,800	27,840
Steris Corp. (a)	9,000	184,680
Sunrise Technologies, Inc. (a)	4,700	451
SurModics, Inc. (a)	4,300	152,220
Swissray International, Inc. (a)	3,700	1,554
Sybron Dental Specialties, Inc. (a)	6,066	115,193
Symphonix Devices, Inc. (a)	12,000	1,680
Theragenics Corp. (a)	1,000	8,860
Therasense, Inc.	6,200	123,876
Thoratec Corp. (a)	8,985	125,790
Transgenomic, Inc. (a)	4,700	37,600
TriPath Imaging, Inc. (a)	8,332	35,411
Urologix, Inc. (a)	5,400	75,600
Uromed Corp. (a)	8,120	3,167
Varian Medical Systems, Inc. (a)	10,200	411,876
Vasomedical, Inc. (a)	6,100	16,958
Ventana Medical Systems, Inc. (a)	4,500	90,000
Vidamed, Inc. (a)	12,700	99,695
VISX, Inc. (a)	7,300	109,719
Vital Signs, Inc.	4,000	132,720
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
West Pharmaceutical Services, Inc.	479	$ 13,867
Wright Medical Group, Inc.	6,000	92,520
Zoll Medical Corp. (a)	1,200	41,760
		10,664,707
Health Care Providers & Services - 3.9%
Accredo Health, Inc. (a)	3,875	200,144
AdvancePCS Class A (a)	14,000	446,880
AHT Corp. (a)	1,200	4
Alliance Imaging, Inc.	8,100	93,312
Alterra Healthcare Corp. (a)	600	102
American Healthways, Inc. (a)	4,800	90,912
American Retirement Corp. (a)	600	720
AMERIGROUP Corp.	3,200	74,880
AmeriPath, Inc. (a)	6,800	184,144
AMN Healthcare Services, Inc.	6,700	175,875
AmSurg Corp. (a)	4,309	107,294
Andrx Group (a)	11,200	374,640
Anthem, Inc.	16,900	981,890
Apria Healthcare Group, Inc. (a)	8,000	172,720
Beverly Enterprises, Inc. (a)	12,700	74,422
Bioanalytical Systems, Inc. (a)	5,100	33,767
Boron LePore & Associates, Inc. (a)	5,300	60,155
Cantel Medical Corp. (a)	3,128	68,816
Capital Senior Living Corp. (a)	600	2,340
Caremark Rx, Inc. (a)	35,600	621,220
Carriage Services, Inc. Class A (a)	2,100	10,206
Centene Corp.	4,000	75,000
Chronimed, Inc. (a)	6,800	45,560
Claimsnet.com, Inc. (a)	2,700	891
CLC Healthcare, Inc. (a)	20	30
Cobalt Corp. (a)	200	1,530
Community Health Systems, Inc. (a)	18,700	417,010
Comprehensive Care Corp. (a)	300	195
Corvel Corp. (a)	450	12,983
Covance, Inc. (a)	7,700	136,675
Coventry Health Care, Inc. (a)	13,000	299,780
Cryolife, Inc. (a)	5,350	133,750
Curative Health Services, Inc. (a)	6,200	106,020
CyberCare, Inc. (a)	6,000	2,640
D & K Wholesale Drug, Inc.	1,200	64,896
DaVita, Inc. (a)	12,200	272,670
Dianon Systems, Inc. (a)	3,359	207,754
Dynacq International, Inc. (a)	4,900	49,539
eResearchTechnology, Inc. (a)	1,500	24,090
Express Scripts, Inc. (a)	12,700	657,479
First Health Group Corp. (a)	18,700	429,726
First Horizon Pharmaceutical Corp. (a)	4,350	90,219
Five Star Quality Care, Inc. (a)	407	3,374
Fonar Corp. (a)	21,000	23,730
Gentiva Health Services, Inc. (a)	7,000	167,650
Health Grades, Inc. (a)	100	8

	Shares	Value (Note 1)
Health Net, Inc. (a)	22,800	$ 552,672
HealthCare Integrated Services, Inc. (a)	5,000	2,500
HealthExtras, Inc. (a)	11,200	43,904
HealthGate Data Corp. (a)	1,733	1,213
Henry Schein, Inc. (a)	6,500	279,565
Hooper Holmes, Inc.	6,400	57,536
IMPATH, Inc. (a)	2,100	72,933
Infu-Tech, Inc. (a)	2,400	2
Kindred Healthcare, Inc. (a)	3,995	159,760
LabOne, Inc. (a)	6,300	102,060
Laboratory Corp. of America Holdings (a)	11,580	943,538
LCA-Vision, Inc. (a)	5,800	8,193
LifePoint Hospitals, Inc. (a)	5,400	177,336
Lincare Holdings, Inc. (a)	17,200	432,752
Magellan Health Services, Inc. (a)	9,500	50,350
Matria Healthcare, Inc. (a)	3,250	66,820
Maximus, Inc. (a)	3,500	123,200
Medcath Corp.	3,900	68,055
Mid Atlantic Medical Services, Inc. (a)	11,200	298,032
MIM Corp. (a)	3,400	50,218
Monarch Dental Corp. (a)	66	162
National Medical Health Card Systems (a)	3,200	44,000
NCS HealthCare, Inc. Class A (a)	10,900	1,199
NovaMed Eyecare, Inc. (a)	5,200	4,160
Odyssey Healthcare, Inc.	2,300	68,425
Omnicare, Inc.	13,600	287,640
Omnicell, Inc.	3,500	23,975
Option Care, Inc. (a)	5,300	75,790
Orthodontic Centers of America, Inc. (a)	6,600	164,604
Owens & Minor, Inc.	3,200	60,800
Oxford Health Plans, Inc. (a)	14,600	530,710
PacifiCare Health Systems, Inc. (a)	5,500	81,125
PAREXEL International Corp. (a)	7,300	111,252
Patterson Dental Co. (a)	13,000	527,410
PDI, Inc. (a)	1,900	28,709
Pediatrix Medical Group (a)	3,700	143,005
Pharmaceutical Product Development, Inc. (a)	7,600	236,816
Planvista Corp. (a)	2,200	10,868
PMR Corp. (a)	300	660
Prime Medical Services, Inc. (a)	500	3,065
Priority Healthcare Corp. Class B (a)	7,341	181,690
Province Healthcare Co. (a)	4,100	115,333
ProxyMed, Inc. (a)	300	4,824
PSS World Medical, Inc. (a)	11,975	107,176
Psychemedics Corp.	300	1,125
Quest Diagnostics, Inc. (a)	15,800	1,120,378
RehabCare Group, Inc. (a)	4,700	104,669
Renal Care Group, Inc. (a)	7,700	236,390
Res-Care, Inc. (a)	10,850	88,645
Rural/Metro Corp. (a)	2,000	1,720
Select Medical Corp.	11,200	141,792
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Service Corp. International (SCI) (a)	47,200	$ 227,976
Sierra Health Services, Inc. (a)	4,500	49,050
SRI/Surgical Express, Inc. (a)	2,800	44,800
Stewart Enterprises, Inc. Class A (a)	16,700	92,184
Sunrise Assisted Living, Inc. (a)	3,500	81,655
Syncor International Corp. (a)	5,900	154,875
Triad Hospitals, Inc. (a)	10,535	322,371
Trigon Healthcare, Inc. (a)	5,300	380,010
Trover Solutions, Inc. (a)	1,300	6,669
U.S. Oncology, Inc. (a)	20,358	164,900
U.S. Physical Therapy, Inc. (a)	5,300	79,765
Unilab Corp.	7,400	156,510
United Surgical Partners International, Inc.	6,500	119,795
Universal Health Services, Inc. Class B (a)	8,800	338,712
VCA Antech, Inc.	5,300	69,112
Ventiv Health, Inc. (a)	6,565	13,918
Women First Healthcare, Inc. (a)	5,800	60,030
		17,358,730
Pharmaceuticals - 1.5%
3 Dimensional Pharmaceuticals, Inc. (a)	2,600	19,370
aaiPharma, Inc. (a)	4,200	118,692
Adolor Corp. (a)	5,600	71,792
Akorn, Inc. (a)	11,000	44,000
Alpharma, Inc. Class A	5,400	110,214
Antigenics, Inc. (a)	6,783	88,450
Argonaut Technologies, Inc. (a)	2,100	5,166
ARIAD Pharmaceuticals, Inc. (a)	12,700	47,879
Atherogenics, Inc. (a)	10,400	68,230
Atrix Laboratories, Inc. (a)	4,200	87,444
AVANIR Pharmaceuticals Class A (a)	7,300	19,491
Barr Laboratories, Inc. (a)	6,502	443,762
Bone Care International, Inc. (a)	100	1,245
Boston Life Sciences, Inc. (a)	7,300	17,885
Bradley Pharmaceuticals, Inc. (a)	3,400	56,542
Cell Pathways, Inc. (a)	8,400	37,296
Cellegy Pharmaceuticals, Inc. (a)	5,300	30,740
CIMA Labs, Inc. (a)	3,603	82,761
Collagenex Pharmaceuticals, Inc. (a)	4,900	48,706
Columbia Laboratories, Inc. (a)	1,000	3,800
Cortex Pharmaceuticals, Inc. (a)	7,500	18,525
Cypress Bioscience, Inc. (a)	2,962	10,012
Discovery Laboratories, Inc. (a)	10,400	32,032
Discovery Partners International, Inc. (a)	7,700	46,200
Durect Corp. (a)	6,300	42,210
Emisphere Technologies, Inc. (a)	2,900	45,066
Endo Pharmaceuticals Holdings, Inc. (a)	20,500	215,250
Ergo Science Corp. (a)	4,000	7,920
eXegenics, Inc. (a)	6,300	10,773
Genaera Corp. (a)	13,200	37,620

	Shares	Value (Note 1)
Genzyme Corp. - Molecular Oncology (a)	5,383	$ 43,818
Guilford Pharmaceuticals, Inc. (a)	4,900	41,650
Hi-Tech Pharmacal Co., Inc. (a)	4,100	45,096
Hollis-Eden Pharmaceutcals, Inc. (a)	7,400	58,161
ICN Pharmaceuticals, Inc.	12,000	334,200
ImClone Systems, Inc. (a)	11,185	250,656
Impax Laboratories, Inc. (a)	9,600	98,208
InKine Pharmaceutical, Inc. (a)	6,500	8,450
Insmed, Inc. (a)	10,900	29,757
Inspire Pharmaceuticals, Inc. (a)	12,600	28,854
InterMune, Inc. (a)	4,000	145,240
IntraBiotics Pharmaceuticals, Inc. (a)	12,600	39,690
Isis Pharmaceuticals Co. (a)	6,900	101,223
IVAX Corp. (a)	31,950	543,150
KV Pharmaceutical Co. Class A (a)	3,625	91,531
La Jolla Pharmaceutical Co. (a)	9,300	58,776
Ligand Pharmaceuticals, Inc. Class B (a)	8,000	114,880
MacroChem Corp. (a)	9,600	29,952
Martek Biosciences (a)	4,800	129,024
Medicines Co. (a)	10,300	112,682
Medicis Pharmaceutical Corp. Class A (a)	4,300	240,757
MGI Pharma, Inc. (a)	5,600	87,360
Miravant Medical Technologies (a)	5,600	4,816
Mylan Laboratories, Inc.	20,068	609,666
NaPro BioTherapeutics, Inc.	7,200	72,000
Nastech Pharmaceutical Co., Inc. (a)	5,000	67,000
NeoTherapeutics, Inc. (a)	7,100	20,235
NPS Pharmaceuticals, Inc. (a)	4,900	146,265
Orphan Medical, Inc. (a)	600	7,530
Oxis International, Inc. (a)	5,100	1,122
Pain Therapeutics, Inc. (a)	7,500	71,625
Penwest Pharmaceuticals Co. (a)	5,100	91,953
Perrigo Co. (a)	16,500	184,635
Pharmaceutical Resources, Inc. (a)	4,200	71,400
Pharmos Corp. (a)	13,200	23,892
PRAECIS Pharmaceuticals, Inc. (a)	13,900	62,550
Pure World, Inc. (a)	3,240	2,916
Scios, Inc. (a)	6,300	125,937
SICOR, Inc. (a)	16,700	267,200
Sonus Pharmaceuticals, Inc. (a)	5,100	28,203
SuperGen, Inc. (a)	8,300	71,131
Telik, Inc. (a)	7,500	76,125
Twinlab Corp. (a)	2,200	2,772
Variagenics, Inc. (a)	4,400	10,912
VaxGen, Inc. (a)	4,400	48,884
Vivus, Inc. (a)	7,900	55,695
Zila, Inc. (a)	12,400	26,660
Zonagen, Inc. (a)	4,300	20,461
		6,673,773
TOTAL HEALTH CARE		51,938,091
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 11.6%
Aerospace & Defense - 0.7%
AAR Corp.	7,350	$ 54,390
Advanced Aerodynamics & Structures, Inc. Class A (a)	600	183
Advanced Technical Products, Inc. (a)	100	2,538
Aeroflex, Inc. (a)	8,350	82,248
Alliant Techsystems, Inc. (a)	3,693	346,810
Allied Research Corp. (a)	1,600	29,920
Applied Signal Technology, Inc.	4,500	43,065
Astronics Corp.	3,600	33,804
Aviall, Inc. (a)	2,500	17,250
BE Aerospace, Inc. (a)	10,100	77,164
Cubic Corp.	600	32,922
Curtiss-Wright Corp.	2,800	173,600
DRS Technologies, Inc. (a)	2,000	80,000
Ducommun, Inc. (a)	150	2,085
EDO Corp.	2,400	63,720
Engineered Support Systems, Inc.	1,550	62,000
Fairchild Corp. Class A (a)	10,150	23,345
GenCorp, Inc.	13,700	148,919
Guardian Technologies International, Inc. (a)	2,800	1,512
Herley Industries, Inc. (a)	4,950	91,526
Hexcel Corp. (a)	1,100	3,322
Innovative Solutions & Support, Inc. (a)	6,200	48,484
Integrated Defense Technologies, Inc.	10,000	255,000
Invision Technologies, Inc. (a)	2,100	82,131
Irvine Sensors Corp. (a)	390	320
Kaman Corp. Class A	800	11,976
Kellstrom Industries, Inc. (a)	5,700	285
L-3 Communications Holdings, Inc. (a)	6,400	703,040
Mercury Air Group, Inc. (a)	100	453
Mercury Computer Systems, Inc. (a)	3,300	105,798
Moog, Inc. Class A (a)	600	17,220
Orbital Sciences Corp. (a)	1,100	6,336
Pacific Aerospace & Electronics, Inc. (a)	22,500	1,238
Precision Castparts Corp.	6,900	222,525
Sequa Corp. Class A (a)	600	29,496
TIMCO Aviation Services, Inc. (a)	260	312
Triumph Group, Inc. (a)	4,600	162,840
United Defense Industries, Inc.	9,400	257,560
United Industrial Corp.	100	1,854
Willis Lease Finance Corp. (a)	2,100	9,030
World Fuel Services Corp.	150	2,475
		3,288,696
Air Freight & Couriers - 1.0%
Airborne, Inc.	4,700	84,976
AirNet Systems, Inc. (a)	400	4,340
Atlas Air Worldwide Holdings, Inc. (a)	9,300	83,886
EGL, Inc. (a)	7,700	82,159
Expeditors International of Washington, Inc.	7,700	419,804

	Shares	Value (Note 1)
Forward Air Corp. (a)	3,200	$ 90,016
United Parcel Service, Inc. Class B	59,200	3,489,248
Velocity Express Corp. (a)	2,400	3,864
		4,258,293
Airlines - 0.4%
AirTran Holdings, Inc. (a)	11,500	76,015
Alaska Air Group, Inc. (a)	3,300	102,465
America West Holding Corp. Class B (a)	13,300	48,013
Atlantic Coast Airlines Holdings, Inc. (a)	7,000	191,380
Continental Airlines, Inc. Class B (a)	8,300	261,450
Frontier Airlines, Inc. (a)	7,700	162,162
Mesa Air Group, Inc. (a)	5,500	52,690
Mesaba Holdings, Inc. (a)	11,500	102,580
Midway Airlines Corp. (a)	300	54
Midwest Express Holdings, Inc. (a)	1,550	29,326
Northwest Airlines Corp. (a)	13,900	221,566
SkyWest, Inc.	9,140	232,156
Transportation World Airlines, Inc. (a)	6,600	53
UAL Corp.	6,800	87,176
World Airways, Inc. (a)	800	408
		1,567,494
Building Products - 0.6%
Aaon, Inc. (a)	4,950	120,038
Airtech International Group, Inc. (a)	7,500	300
American Standard Companies, Inc. (a)	11,500	750,950
American Woodmark Corp.	2,900	191,400
Apogee Enterprises, Inc.	8,900	100,125
Dal-Tile International, Inc. (a)	13,800	342,240
Drew Industries, Inc. (a)	96	1,387
Elcor Corp.	1,425	33,217
Griffon Corp.	2,500	47,125
Humitech, Inc.	750	0
Lamson & Sessions Co. (a)	7,700	35,035
Lennox International, Inc.	4,316	49,202
NCI Building Systems, Inc. (a)	1,100	23,243
Nortek, Inc. (a)	4,300	142,760
PW Eagle, Inc. (a)	5,000	19,807
Simpson Manufacturing Co. Ltd. (a)	3,500	189,000
Trex Co., Inc. (a)	3,300	72,600
U.S. Industries, Inc.	25,760	56,672
Universal Forest Products, Inc.	5,700	129,618
USG Corp.	16,200	113,400
Watsco, Inc.	1,300	19,435
York International Corp.	5,000	175,000
		2,612,554
Commercial Services & Supplies - 4.8%
ABM Industries, Inc.	4,900	160,230
Administaff, Inc. (a)	3,400	81,566
Advisory Board Co.	3,700	105,154
AG Services of America, Inc. (a)	400	5,040
AHL Services, Inc. (a)	3,600	8,820
Alliance Data Systems Corp.	2,200	46,640
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Angelica Corp.	400	$ 5,120
Apollo Group, Inc. Class A (a)	18,400	893,320
Applied Graphics Technologies, Inc. (a)	4,144	1,823
Aramark Corp. Class B	12,500	320,000
Arbitron, Inc. (a)	6,300	194,040
Banta Corp.	7,200	240,336
Bowne & Co., Inc.	10,400	130,000
Bright Horizons Family Solutions, Inc. (a)	4,500	123,120
Cadmus Communications Corp.	100	1,095
Career Education Corp. (a)	5,900	218,241
Casella Waste Systems, Inc. Class A (a)	8,073	101,316
Cash Technologies, Inc. (a)	2,900	4,205
CCC Information Services Group, Inc. (a)	4,100	36,941
CDI Corp. (a)	1,500	31,650
Central Parking Corp.	9,650	208,440
Century Business Services, Inc. (a)	12,100	39,325
Ceridian Corp. (a)	21,900	407,340
Certegy, Inc. (a)	11,500	427,225
Charles River Associates, Inc. (a)	1,200	24,180
CheckFree Corp. (a)	15,400	214,830
Chemed Corp.	2,400	89,928
Choice Hotels International, Inc. (a)	6,100	127,490
ChoicePoint, Inc. (a)	11,772	626,270
Coinstar, Inc. (a)	5,900	175,820
Collectors Universe, Inc. (a)	5,300	7,950
Computer Learning Centers, Inc. (a)	628	1
Consolidated Graphics, Inc. (a)	4,000	74,480
Corinthian Colleges, Inc. (a)	3,200	146,624
Corporate Executive Board Co. (a)	5,600	176,456
CoStar Group, Inc. (a)	3,969	71,601
CPI Corp.	1,360	21,080
Cross Country, Inc.	5,100	137,190
CSG Systems International, Inc. (a)	7,900	246,322
Daisytek International Corp. (a)	6,200	90,458
Darling International, Inc. (a)	7,800	4,680
DeVry, Inc. (a)	10,100	327,038
DiamondCluster International, Inc. Class A (a)	3,550	38,944
DST Systems, Inc. (a)	21,872	911,844
DualStar Technologies Corp. (a)	5,900	1,416
Dun & Bradstreet Corp. (a)	12,900	505,680
Duratek, Inc. (a)	100	490
Edison Schools, Inc. Class A (a)	6,800	82,892
Education Management Corp. (a)	4,900	193,942
Educational Video Conferencing, Inc. (a)	1,100	1,870
eFunds Corp. (a)	5,900	103,132
Electro Rent Corp. (a)	1,700	22,865
Electronic Clearing House, Inc. (a)	3,675	7,901
Ennis Business Forms, Inc.	100	1,061
Exult, Inc. (a)	19,100	209,336

	Shares	Value (Note 1)
FactSet Research Systems, Inc.	4,400	$ 150,788
First Consulting Group, Inc. (a)	8,600	77,916
Food Technology Service, Inc. (a)	900	1,053
Franklin Covey Co. (a)	900	2,151
G&K Services, Inc. Class A	6,200	219,170
General Binding Corp. (a)	400	5,160
GenesisIntermedia, Inc. (a)	4,700	47
Global Payments, Inc.	4,934	150,832
GP Strategies Corp. (a)	100	342
Greg Manning Auctions, Inc. (a)	1,900	3,570
Hall Kinion & Associates, Inc. (a)	8,700	60,900
Headwaters, Inc. (a)	6,200	83,576
Headway Corporate Resources (a)	400	140
Heidrick & Struggles International, Inc. (a)	5,700	90,459
Herman Miller, Inc.	15,700	365,182
HON Industries, Inc.	7,300	197,903
Hunt Corp.	300	2,700
ImageMax, Inc. (a)	700	175
Imagistics International, Inc. (a)	7,500	117,750
Information Resources, Inc. (a)	9,200	80,408
infoUSA, Inc. (a)	6,300	42,588
INSpire Insurance Solutions, Inc. (a)	4,100	410
Insurance Auto Auctions, Inc. (a)	600	9,120
Interpool, Inc.	2,500	44,000
Interstate National Dealer Services, Inc. (a)	100	427
Ionics, Inc. (a)	5,200	166,972
Iprint Technologies, Inc. (a)	3,300	560
Iron Mountain, Inc. (a)	15,845	506,565
IT Group, Inc. (a)	3,716	63
ITT Educational Services, Inc. (a)	3,600	158,580
John H. Harland Co.	2,600	69,732
Kaiser Ventures, Inc. (a)	100	1,374
Kelly Services, Inc. Class A (non-vtg.)	9,000	227,430
kforce, Inc. (a)	14,240	61,944
Korn/Ferry International (a)	9,700	67,900
Kroll, Inc. (a)	3,600	63,540
Labor Ready, Inc. (a)	3,775	18,309
Landauer, Inc.	200	7,440
Learning Tree International, Inc. (a)	3,100	67,735
Lightbridge, Inc. (a)	6,320	61,810
Mail-Well, Inc. (a)	1,300	6,838
Manpower, Inc.	12,200	409,066
McGrath RentCorp.	3,400	99,824
MCSi, Inc. (a)	2,600	26,520
Medialink Worldwide, Inc. (a)	200	520
MedQuist, Inc. (a)	7,784	226,047
MemberWorks, Inc. (a)	5,700	91,257
Met-Pro Corp.	100	1,334
Mobile Mini, Inc. (a)	4,400	152,196
MPS Group, Inc. (a)	11,500	75,785
Nashua Corp. (a)	300	2,193
National Equipment Services, Inc. (a)	700	1,785
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
National Processing, Inc. (a)	7,000	$ 184,100
National Service Industries, Inc.	8,700	66,990
Navigant Consulting, Inc. (a)	1,850	9,972
Navigant International, Inc. (a)	5,600	78,400
NCO Group, Inc. (a)	6,548	163,896
NDCHealth Corp.	4,443	151,240
New Century Equity Holdings Corp. (a)	5,500	2,585
New England Business Service, Inc.	400	9,160
Nextera Enterprises, Inc. Class A (a)	3,600	1,728
On Assignment, Inc. (a)	7,000	131,810
Pegasus Solutions, Inc. (a)	7,500	120,450
PeoplePC, Inc. (a)	15,200	1,672
Per-Se Technologies, Inc. (a)	5,066	57,499
Perfectdata Corp. (a)	2,400	1,896
Personnel Group of America, Inc. (a)	1,000	1,090
Pittston Co. - Brinks Group	6,290	146,117
Pre-Paid Legal Services, Inc. (a)	1,900	47,595
PRG-Schultz International, Inc. (a)	11,000	110,220
ProBusiness Services, Inc. (a)	3,550	64,255
ProsoftTraining.com (a)	3,300	3,938
Protection One, Inc. (a)	2,800	6,636
Provant, Inc. (a)	800	496
RCM Technologies, Inc. (a)	5,700	29,925
RemedyTemp, Inc. Class A (a)	6,500	86,125
Republic Services, Inc. (a)	27,300	490,035
Resources Connection, Inc. (a)	3,500	92,890
Right Management Consultants, Inc. (a)	2,625	65,730
RMH Teleservices, Inc. (a)	4,300	68,757
Rollins, Inc.	2,500	50,075
ServiceMaster Co.	56,150	761,956
SOS Staffing Services, Inc. (a)	500	515
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	10,300	153,985
Sourcecorp, Inc. (a)	4,300	101,910
Spherion Corp. (a)	15,820	147,126
Spherix, Inc. (a)	400	3,151
Staff Leasing, Inc.	400	1,200
Standard Register Co.	1,300	31,980
Steelcase, Inc. Class A	8,000	121,360
Stericycle, Inc. (a)	3,900	251,589
Strayer Education, Inc.	4,100	196,718
Sylvan Learning Systems, Inc. (a)	5,750	147,775
TAB Products Co. (a)	1,100	4,675
TeamStaff, Inc. (a)	6,900	33,189
Teletech Holdings, Inc. (a)	18,480	214,922
Tetra Tech, Inc. (a)	7,883	141,894
The BISYS Group, Inc. (a)	21,600	679,968
Tickets.com, Inc. (a)	800	3,184
Total System Services, Inc.	34,750	802,725
Traffix, Inc. (a)	3,300	25,872
TRC Companies, Inc. (a)	2,600	88,582

	Shares	Value (Note 1)
U.S. Liquids, Inc. (a)	500	$ 1,775
U.S. Plastic Lumber Co. (a)	6,200	3,038
Unifirst Corp.	400	8,956
United Stationers, Inc. (a)	8,200	321,850
Valassis Communications, Inc. (a)	8,650	332,679
Venture Catalyst, Inc. (a)	4,800	480
VerticalBuyer, Inc. (a)	760	4
Viad Corp.	14,300	356,070
Volt Information Sciences, Inc. (a)	1,300	22,685
Wackenhut Corp. (a)	1,800	59,112
Wackenhut Corrections Corp. (a)	1,300	21,658
Wallace Computer Services, Inc.	7,700	143,836
Waste Connections, Inc. (a)	4,400	137,720
Waste Holdings, Inc. (a)	800	5,600
Waterlink, Inc. (a)	13,000	1,560
Watson Wyatt & Co. Holdings Class A (a)	5,400	130,950
Weight Watchers International, Inc.	17,300	623,665
West Corp. (a)	10,600	298,178
Westaff, Inc. (a)	550	1,243
Workflow Management, Inc. (a)	3,201	16,005
		21,361,466
Construction & Engineering - 0.4%
ACMAT Corp. Class A (a)	6,500	61,750
Butler Manufacturing Co.	200	4,996
Comfort Systems USA, Inc. (a)	1,200	4,680
Dycom Industries, Inc. (a)	7,624	115,504
EMCOR Group, Inc. (a)	2,400	126,696
Encompass Services Corp. (a)	18,606	41,491
Foster Wheeler Ltd.	18,200	45,318
Granite Construction, Inc.	10,500	226,065
Insituform Technologies, Inc. Class A (a)	7,100	175,370
Jacobs Engineering Group, Inc. (a)	4,100	276,545
Keith Companies, Inc. (a)	5,500	60,225
MasTec, Inc. (a)	6,200	35,712
Quanta Services, Inc. (a)	8,150	125,673
SBA Communications Corp. Class A (a)	5,700	13,680
Shaw Group, Inc. (a)	5,600	136,024
U.S. Laboratories, Inc. (a)	4,700	51,230
URS Corp. (a)	5,700	178,410
Washington Group International, Inc. (a)	1,000	7
		1,679,376
Electrical Equipment - 0.9%
A.O. Smith Corp.	1,400	32,130
Active Power, Inc. (a)	13,400	53,332
Advanced Energy Industries, Inc. (a)	4,100	102,910
AER Energy Resources, Inc. (a)	8,200	2,214
American Superconductor Corp. (a)	6,800	48,280
American Technical Ceramics Corp. (a)	2,900	22,910
AMETEK, Inc.	8,400	289,968
AML Communications, Inc. (a)	5,300	4,134
AMX Corp. (a)	2,500	6,000
Artesyn Technologies, Inc. (a)	6,200	52,886
AstroPower, Inc. (a)	1,500	52,290
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
AZZ, Inc.	100	$ 1,690
Baldor Electric Co.	2,866	60,903
Beacon Power Corp. (a)	1,934	1,296
Belden, Inc.	7,100	150,023
BMC Industries, Inc.	900	1,755
Brady Corp. Class A	2,300	85,100
BTU International, Inc. (a)	5,700	29,184
C&D Technologies, Inc.	3,400	67,660
Capstone Turbine Corp. (a)	20,500	56,580
Conductus, Inc. (a)	5,900	13,688
Digital Power Corp. (a)	5,300	4,452
Electric Fuel Corp. (a)	6,500	10,140
Electro Scientific Industries, Inc. (a)	6,000	191,760
Electrosource, Inc. (a)	5,000	450
Encore Wire Corp. (a)	450	5,535
Endwave Corp. (a)	4,500	4,680
Energizer Holdings, Inc. (a)	20,000	436,600
Energy Conversion Devices, Inc. (a)	5,300	100,435
Evergreen Solar, Inc. (a)	800	2,224
FuelCell Energy, Inc. (a)	4,900	74,774
General Cable Corp.	2,550	30,090
Genlyte Group, Inc. (a)	4,800	144,720
H Power Corp. (a)	7,100	16,614
Hathaway Corp. (a)	3,800	10,336
Hubbell, Inc. Class B	13,300	425,467
IFR Systems, Inc. (a)	150	128
iGo Corp. (a)	7,400	1,702
II-VI, Inc. (a)	3,722	52,369
Littelfuse, Inc. (a)	5,600	132,664
M-Wave, Inc. (a)	3,800	25,574
MagneTek, Inc. (a)	6,600	70,620
Manufacturers Services Ltd. (a)	3,900	21,645
Microvision, Inc. (a)	1,000	10,550
Millennium Cell, Inc. (a)	11,500	40,940
Nanophase Technologies Corp. (a)	5,500	34,980
Paxar Corp. (a)	7,200	117,720
Peco II, Inc. (a)	2,700	14,175
Pemstar, Inc. (a)	3,600	33,120
Penn Engineering & Manufacturing Corp. (non-vtg.)	900	14,985
Plug Power, Inc. (a)	6,600	57,156
Proton Energy Systems, Inc. (a)	9,100	55,692
Rayovac Corp. (a)	8,600	116,960
Reptron Electronics, Inc. (a)	5,400	18,090
RF Monolithics, Inc. (a)	3,700	10,767
Signal Technology Corp. (a)	7,300	36,792
SLI, Inc.	2,150	4,988
SmartDisk Corp. (a)	12,300	19,557
Tecumseh Products Co. Class A (non-vtg.)	5,100	256,020
Ultralife Batteries, Inc. (a)	4,100	14,555

	Shares	Value (Note 1)
UQM Technologies, Inc. (a)	100	$ 400
Valence Technology, Inc. (a)	12,100	34,485
Vicor Corp. (a)	9,400	115,150
Wilson Greatbatch Technologies, Inc. (a)	5,100	131,784
Woodward Governor Co.	3,100	179,211
		4,215,989
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	6,700	251,250
Lydall, Inc. (a)	500	5,500
Park-Ohio Holdings Corp. (a)	2,400	7,800
Standex International Corp.	400	8,732
Teleflex, Inc.	6,300	311,094
Tredegar Corp.	3,555	66,123
		650,499
Machinery - 1.7%
3D Systems Corp. (a)	5,000	61,250
Actuant Corp. Class A (a)	1,591	62,860
AGCO Corp.	11,526	258,874
Alamo Group, Inc.	100	1,488
Albany International Corp. Class A	8,345	224,647
Amcast Industrial Corp.	1,000	5,900
Ampco-Pittsburgh Corp.	100	1,070
Astec Industries, Inc. (a)	7,000	107,100
Axsys Technologies, Inc. (a)	2,000	14,000
Baldwin Technology Co., Inc. Class A (a)	3,800	4,712
Barnes Group, Inc.	800	18,560
BHA Group Holdings, Inc.	110	1,865
Blount International, Inc. (a)	1,900	5,453
BNS Co. Class A	20	46
Briggs & Stratton Corp.	5,100	240,465
Cascade Corp. (a)	100	1,257
Catalytica Energy Systems, Inc. (a)	8,800	30,800
Chart Industries, Inc. (a)	150	338
Circor International, Inc.	100	1,860
CLARCOR, Inc.	1,850	52,022
Columbus McKinnon Corp.	500	5,000
CoorsTek, Inc. (a)	3,400	96,390
CTB International Corp. (a)	100	1,400
CUNO, Inc. (a)	5,200	181,376
Dionex Corp. (a)	5,200	124,800
Donaldson Co., Inc.	10,200	368,730
DT Industries, Inc. (a)	3,500	12,775
ESCO Technologies, Inc. (a)	4,600	175,628
Esterline Technologies Corp. (a)	4,200	83,580
Flanders Corp. (a)	1,200	2,460
Flow International Corp. (a)	7,500	77,175
Flowserve Corp. (a)	7,100	198,658
Gardner Denver, Inc. (a)	750	14,858
Gehl Co. (a)	100	1,645
General Magnaplate Corp. (a)	85	0
Gorman-Rupp Co.	100	2,690
Graco, Inc.	3,375	138,544
Greenbrier Companies, Inc.	100	672
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Hardinge, Inc.	250	$ 2,575
Harsco Corp.	9,700	360,064
Hirsch International Corp. Class A (a)	2,100	1,029
IDEX Corp.	3,400	121,720
Infinite Group, Inc. (a)	2,800	5,908
Insteel Industries, Inc. (a)	400	200
JLG Industries, Inc.	4,200	59,136
Joy Global, Inc. (a)	10,500	148,050
Kadant, Inc. (a)	6,200	80,600
Kaydon Corp.	2,700	67,446
Kennametal, Inc.	4,900	189,336
Key Technology, Inc. (a)	100	274
Lincoln Electric Holdings, Inc.	7,700	199,969
Lindsay Manufacturing Co.	350	7,525
Manitowoc Co., Inc.	2,200	79,640
Middleby Corp. (a)	600	3,780
Milacron, Inc.	9,900	125,829
Miller Industries, Inc. (a)	300	759
Minuteman International, Inc.	700	6,482
Mueller Industries, Inc. (a)	7,800	250,224
NACCO Industries, Inc. Class A	2,200	123,794
Nordson Corp.	8,400	228,732
Oshkosh Truck Co.	4,650	244,590
Osmonics, Inc. (a)	200	2,680
Pentair, Inc.	7,900	308,100
Quixote Corp.	4,200	75,726
Regal-Beloit Corp.	1,200	26,760
Reliance Steel & Aluminum Co.	8,300	215,800
Robbins & Myers, Inc.	300	7,440
SPS Technologies, Inc. (a)	3,700	141,969
SPX Corp. (a)	6,595	834,333
Stewart & Stevenson Services, Inc.	8,500	132,005
Sun Hydraulics Corp.	100	760
SureBeam Corp. Class A	5,700	35,625
Tennant Co.	400	14,100
Terex Corp. (a)	7,900	161,002
Thomas Industries, Inc.	750	19,815
Timken Co.	17,000	305,150
Titan International, Inc.	700	3,199
Trinity Industries, Inc.	7,100	155,703
TurboChef Technologies, Inc. (a)	2,800	8,260
UNOVA, Inc. (a)	4,600	26,358
Valmont Industries, Inc.	900	15,471
Wabash National Corp.	700	7,693
Watts Industries, Inc. Class A	1,500	23,775
Wolverine Tube, Inc. (a)	2,100	18,900
		7,429,234
Marine - 0.1%
Alexander & Baldwin, Inc.	10,300	255,028
General Maritime Corp.	5,700	60,135
International Shipholding Corp.	100	670

	Shares	Value (Note 1)
Kirby Corp. (a)	1,975	$ 60,139
OMI Corp. (a)	3,600	12,672
		388,644
Road & Rail - 0.8%
AMERCO (a)	1,900	32,775
Arkansas Best Corp. (a)	3,300	88,506
Budget Group, Inc. Class A (a)	3,200	1,216
C.H. Robinson Worldwide, Inc.	16,900	491,790
Celadon Group, Inc. (a)	3,800	21,736
CNF, Inc.	6,600	204,666
Consolidated Freightways Corp. (a)	3,100	14,632
Covenant Transport, Inc. Class A (a)	6,200	93,124
Dollar Thrifty Automotive Group, Inc. (a)	3,900	66,300
Driversshield.com Corp. (a)	3,900	6,630
Florida East Coast Industries, Inc. Class A	5,500	134,090
GATX Corp.	7,800	238,836
Genesee & Wyoming, Inc. Class A (a)	4,000	124,000
Heartland Express, Inc. (a)	12,615	284,216
Hub Group, Inc. Class A (a)	200	1,650
J.B. Hunt Transport Services, Inc. (a)	5,800	136,126
Kansas City Southern Industries, Inc. (a)	5,900	84,606
Knight Transportation, Inc. (a)	10,087	207,792
Landstar System, Inc. (a)	2,100	172,788
Old Dominion Freight Lines, Inc. (a)	100	1,290
RailAmerica, Inc. (a)	8,600	95,116
Roadway Corp.	6,400	239,360
Simon Transportation Services, Inc. Class A (a)	3,300	3,300
Swift Transportation Co., Inc. (a)	13,570	294,333
Transit Group, Inc. (a)	100	2
U.S. Xpress Enterprises, Inc. Class A (a)	2,100	20,790
USA Truck, Inc. (a)	100	1,280
USFreightways Corp.	4,300	154,800
Werner Enterprises, Inc.	8,975	212,528
Yellow Corp. (a)	3,900	90,480
		3,518,758
Trading Companies & Distributors - 0.1%
Fastenal Co.	7,300	545,602
Huttig Building Products, Inc. (a)	7,400	42,550
Lawson Products, Inc.	300	8,394
MSC Industrial Direct, Inc. Class A (a)	3,500	73,815
		670,361
TOTAL INDUSTRIALS		51,641,364
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.0%
3Com Corp. (a)	52,400	251,520
Accelerated Networks, Inc. (a)	6,300	2,331
Ace Communication Corp. (a)	3,100	4,092
Adaptec, Inc.	15,400	175,560
Adtran, Inc. (a)	6,400	154,240
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Advanced Fibre Communication, Inc. (a)	12,200	$ 198,250
Advanced Switching Communication, Inc. (a)	5,700	6,156
Airnet Communications Corp. (a)	2,900	1,450
Allen Telecom, Inc. (a)	7,700	52,822
Alliance Fiber Optic Products, Inc. (a)	3,600	3,960
Alpine Group, Inc. (a)	500	750
AltiGen Communications, Inc. (a)	2,100	1,365
American Access Technologies, Inc. (a)	3,100	1,984
Amplidyne, Inc. (a)	2,500	2,650
Anaren Microwave, Inc. (a)	2,800	35,560
Applied Innovation, Inc. (a)	4,700	22,560
Ariel Corp. (a)	10,900	109
Arris Group, Inc. (a)	12,500	106,000
Aspect Communications Corp. (a)	4,700	14,805
Audiovox Corp. Class A (a)	8,630	57,044
Avanex Corp. (a)	17,700	57,614
Avici Systems, Inc. (a)	8,300	13,861
Avocent Corp. (a)	6,600	155,496
Aware, Inc. (a)	11,600	74,472
Bel Fuse, Inc. Class A (a)	2,800	55,720
Black Box Corp. (a)	2,900	136,300
Bogen Communications International, Inc. (a)	7,500	23,325
Brocade Communications System, Inc. (a)	38,500	845,845
Brooktrout, Inc. (a)	1,700	10,030
C-COR.net Corp. (a)	4,100	58,425
Cable Design Technologies Corp. (a)	5,025	58,290
Carrier Access Corp. (a)	4,700	17,390
Centillium Communications, Inc. (a)	4,200	40,866
Clarent Corp. (a)	10,489	4,405
Com21, Inc. (a)	1,700	1,445
Comarco, Inc. (a)	3,000	34,050
Comdial Corp. (a)	5,000	2,950
CommScope, Inc. (a)	6,300	103,950
Communications Systems, Inc.	5,500	41,085
Computer Network Technology Corp. (a)	3,800	46,208
Comtech Telecommunications Corp. (a)	3,200	30,848
Conolog Corp. (a)	1,700	612
Copper Mountain Networks, Inc. (a)	19,600	16,856
Corvis Corp. (a)	51,200	58,368
Cosine Communications, Inc. (a)	13,800	17,940
Crown Castle International Corp. (a)	34,500	214,245
Cylink Corp. (a)	7,000	10,570
Data Race, Inc. (a)	10,800	432
Datum, Inc. (a)	2,100	25,515
Davox Corp. (a)	5,500	47,300
Digi International, Inc. (a)	9,133	53,885
Digital Lightwave, Inc. (a)	8,435	40,741
Ditech Communications Corp. (a)	9,800	41,944

	Shares	Value (Note 1)
DMC Stratex Networks, Inc. (a)	9,830	$ 44,038
Echelon Corp. (a)	4,900	77,910
Elastic Networks, Inc. (a)	10,500	7,875
eLOT, Inc. (a)	5,600	224
Emulex Corp. (a)	13,100	425,226
Enterasys Networks, Inc. (a)	29,800	105,790
Entrada Networks, Inc. (a)	292	32
eOn Communications Corp. (a)	3,220	3,639
Extended Systems, Inc. (a)	5,900	35,903
Extreme Networks, Inc. (a)	18,000	113,220
Ezenia!, Inc. (a)	2,900	725
FalconStor Software, Inc. (a)	7,300	50,662
Finisar Corp. (a)	30,900	188,490
First Virtual Communications, Inc. (a)	2,908	2,559
Forgent Networks, Inc. (a)	10,200	19,890
Foundry Networks, Inc. (a)	18,300	102,846
Gadzoox Networks, Inc. (a)	14,900	5,811
Glenayre Technologies, Inc. (a)	21,600	50,760
Globecomm Systems, Inc. (a)	1,700	8,738
Harmonic, Inc. (a)	7,870	83,737
Harris Corp.	10,100	345,925
Inrange Technologies Corp. Class B (a)	12,700	116,713
Inter-Tel, Inc.	6,900	113,850
InterDigital Communication Corp. (a)	7,200	60,120
Interspeed, Inc. (a)	2,800	36
ISCO International, Inc. (a)	8,300	3,860
Ixia (a)	7,900	62,410
Juniper Networks, Inc. (a)	52,400	488,368
LightPath Technologies, Inc. Class A (a)	9,200	14,444
Loral Space & Communications Ltd. (a)	46,100	91,739
McDATA Corp. Class A (a)	17,700	278,952
MCK Communications, Inc. (a)	12,100	18,029
Microwave Filter Co., Inc.	4,100	9,881
MRV Communications, Inc. (a)	24,061	60,393
Netopia, Inc. (a)	8,900	35,511
Netro Corp. (a)	6,300	18,648
Netscreen Technologies, Inc.	5,300	74,147
NetSolve, Inc. (a)	1,700	13,328
Network Computing Devices, Inc. (a)	4,500	450
Network Engines, Inc. (a)	13,800	12,420
Network Equipment Technologies, Inc. (a)	2,000	10,700
New Focus, Inc. (a)	8,100	19,926
Next Level Communications, Inc. (a)	11,100	17,982
NMS Communications Corp. (a)	9,700	33,950
Norstan, Inc. (a)	6,400	32,960
NumereX Corp. Class A (a)	5,300	46,640
ONI Systems Corp. (a)	21,400	116,844
Oplink Communications, Inc. (a)	21,500	35,690
Optelecom, Inc. (a)	2,300	6,233
Optical Cable Corp. (a)	10,500	7,350
Optical Communication Products, Inc. (a)	8,200	15,580
P-Com, Inc. (a)	6,100	1,098
Packeteer, Inc. (a)	4,500	26,100
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Paradyne Networks, Inc. (a)	14,500	$ 49,445
PC-Tel, Inc. (a)	8,800	70,752
Performance Technologies, Inc. (a)	4,600	43,507
Plantronics, Inc. (a)	6,400	128,000
Polycom, Inc. (a)	15,635	380,556
Powerwave Technologies, Inc. (a)	8,900	115,967
Proxim, Inc. (a)	4,500	17,145
Redback Networks, Inc. (a)	23,200	71,688
REMEC, Inc. (a)	12,000	93,840
Repeater Technologies, Inc. (a)	3,000	420
Riverstone Networks, Inc.	18,100	69,142
ROHN Industries, Inc. (a)	17,700	19,824
Science Dynamics Corp. (a)	3,000	210
SCM Microsystems, Inc. (a)	4,400	48,444
Sheldahl, Inc. (a)	200	86
Sonus Networks, Inc. (a)	32,700	86,655
Sorrento Networks Corp. (a)	6,166	12,332
SpectraLink Corp. (a)	5,900	54,693
SpectraSite Holdings, Inc. (a)	36,800	47,104
SSE Telecom, Inc. (a)	3,100	31
STM Wireless, Inc. Class A (a)	4,500	8,100
Stratos Lightwave, Inc. (a)	9,898	36,623
Sunrise Telecom, Inc. (a)	6,000	16,440
Superior Telecom, Inc. (a)	4,460	3,122
Sycamore Networks, Inc. (a)	51,400	179,386
Symmetricom, Inc. (a)	10,750	67,188
Syntellect, Inc. (a)	7,300	11,962
Tekelec (a)	8,400	98,280
Telaxis Communications Corp. (a)	9,620	10,582
Tellium, Inc.	16,500	34,485
Telscape International, Inc. (a)	4,700	14
Telular Corp. (a)	4,375	29,488
TeraForce Technology Corp. (a)	5,500	754
Terayon Communication Systems, Inc. (a)	8,600	50,826
Tollgrade Communications, Inc. (a)	2,200	47,190
Transcrypt International, Inc. (a)	157	163
Triton Network Systems, Inc. (a)	4,300	2,666
Turnstone Systems, Inc. (a)	18,120	82,627
Tut Systems, Inc. (a)	5,600	8,120
UTStarcom, Inc. (a)	1,700	34,425
Veramark Technologies, Inc. (a)	1,700	1,173
Verilink Corp. (a)	5,400	2,700
ViaSat, Inc. (a)	6,300	80,955
Video Network Communications, Inc. (a)	908	2,615
Vyyo, Inc. (a)	3,800	4,408
Wegener Corp. (a)	12,400	10,168
Westell Technologies, Inc. Class A (a)	3,680	6,182
Wire One Technologies, Inc. (a)	3,500	17,150
WJ Communications, Inc. (a)	10,100	30,300
Xetel Corp. (a)	7,400	3,182
		9,143,658

	Shares	Value (Note 1)
Computers & Peripherals - 0.8%
Advanced Digital Information Corp. (a)	8,500	$ 104,635
Alpha Technologies Group, Inc. (a)	4,700	9,870
Aspeon, Inc. (a)	4,200	210
Auspex Systems, Inc. (a)	2,700	3,024
Avid Technology, Inc. (a)	8,200	109,142
Boundless Corp. (a)	400	436
Concurrent Computer Corp. (a)	8,100	81,081
CopyTele, Inc. (a)	17,800	8,188
Crossroads Systems, Inc. (a)	3,600	11,592
Datalink Corp. (a)	2,200	10,866
Dataram Corp. (a)	3,900	25,779
Dot Hill Systems Corp. (a)	500	840
Drexler Technology Corp. (a)	4,200	83,328
Electronics for Imaging, Inc. (a)	7,200	139,680
Exabyte Corp. (a)	8,700	6,090
FOCUS Enhancements, Inc. (a)	8,200	9,758
Handspring, Inc. (a)	20,900	95,513
Hauppauge Digital, Inc. (a)	4,400	6,996
HEI, Inc. (a)	3,600	21,600
Hutchinson Technology, Inc. (a)	4,400	93,500
Immersion Corp. (a)	2,600	4,940
InFocus Corp. (a)	4,900	85,064
Innovex, Inc. (a)	2,400	9,672
Inprimis, Inc. (a)	1,300	169
Intergraph Corp. (a)	11,800	175,938
Interland, Inc. (a)	21,900	40,077
Interphase Corp. (a)	4,600	22,770
Intevac, Inc. (a)	1,500	4,545
Iomega Corp. (a)	7,560	66,301
JNI Corp. (a)	8,700	61,422
Komag, Inc. (a)	2,500	43
Maxtor Corp. (a)	35,861	256,406
Media 100, Inc. (a)	7,459	23,794
Mitek Systems, Inc. (a)	7,300	14,746
MTI Technology Corp. (a)	10,300	11,845
NeoMagic Corp. (a)	13,400	42,880
Neoware Systems, Inc. (a)	11,100	78,477
Novatel Wireless, Inc. (a)	15,300	13,005
nStor Technologies, Inc. (a)	7,900	1,896
Overland Data, Inc. (a)	5,200	64,480
Pinnacle Systems, Inc. (a)	16,200	129,276
Presstek, Inc. (a)	9,800	59,780
Printronix, Inc. (a)	100	952
Procom Technology, Inc. (a)	6,900	14,697
Quantum Corp. - DLT & Storage Systems Group (a)	21,612	192,347
Rainbow Technologies, Inc. (a)	9,500	71,725
Read-Rite Corp. (a)	27,900	78,957
Rimage Corp. (a)	6,000	48,570
SanDisk Corp. (a)	9,400	138,274
SBS Technologies, Inc. (a)	5,800	81,954
Sigma Designs, Inc. (a)	9,200	27,600
Silicon Graphics, Inc. (a)	24,700	86,203
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SimpleTech, Inc. (a)	10,200	$ 59,568
Socket Communications, Inc. (a)	8,600	11,781
SteelCloud, Inc., (a)	5,100	13,308
Storage Computer Corp. (a)	5,800	39,092
Storage Technology Corp. (a)	15,600	299,520
StorageNetworks, Inc. (a)	4,400	14,344
Tidel Technologies, Inc. (a)	10,700	4,601
Transact Technologies, Inc. (a)	100	480
uniView Technologies Corp. (a)	1,500	975
ViewCast.com, Inc. (a)	11,100	6,438
Vitech America, Inc. (a)	10	0
Vixel Corp. (a)	6,100	21,045
Western Digital Corp. (a)	27,000	156,870
Xybernaut Corp. (a)	8,000	15,680
Zoom Telephonics, Inc. (a)	5,600	6,720
		3,381,355
Electronic Equipment & Instruments - 2.0%
Advanced Photonix, Inc. Class A (a)	11,900	8,925
Aetrium, Inc. (a)	100	140
American Technology Corp. (a)	1,600	3,984
Amphenol Corp. Class A (a)	6,400	269,952
Analogic Corp.	3,600	144,360
Andersen Group, Inc. (a)	3,500	28,166
Andrea Electronics Corp. (a)	3,700	1,998
Anixter International, Inc. (a)	5,700	147,459
APA Optics, Inc. (a)	4,100	10,578
Appiant Technologies, Inc. (a)	3,700	5,809
APW Ltd. (a)	4,300	903
Arrow Electronics, Inc. (a)	15,900	426,120
Avnet, Inc.	18,873	495,605
AVX Corp.	32,200	581,854
BEI Technologies, Inc.	4,300	69,316
Bell Industries, Inc. (a)	7,800	16,770
Benchmark Electronics, Inc. (a)	2,000	52,800
California Amplifier, Inc. (a)	9,200	44,620
CheckPoint Systems, Inc. (a)	2,700	37,800
Chyron Corp. (a)	7,000	2,590
ClearOne Communications, Inc. (a)	4,100	51,291
Cognex Corp. (a)	7,100	164,081
Coherent, Inc. (a)	4,500	127,710
Cohu, Inc.	6,400	147,456
Craftmade International, Inc.	3,400	54,842
CTS Corp.	2,400	33,360
CyberOptics Corp. (a)	5,300	55,650
Daktronics, Inc. (a)	7,500	48,000
Datakey, Inc. (a)	3,000	14,100
DDi Corp. (a)	6,800	64,872
Diebold, Inc.	11,600	423,400
Digital Video Systems, Inc. (a)	1,400	3,990
DSP Group, Inc. (a)	3,000	60,420
Duraswitch Industries, Inc. (a)	4,300	34,873

	Shares	Value (Note 1)
EFTC Corp. (a)	884	$ 1,317
Emcee Broadcast Products, Inc. (a)	3,000	1,290
En Pointe Technologies, Inc. (a)	3,200	4,320
ePlus, Inc. (a)	6,600	60,390
Excel Technology, Inc. (a)	4,300	71,810
Fargo Electronics, Inc. (a)	8,000	53,760
Fisher Scientific International, Inc. (a)	10,500	304,500
Flir Systems, Inc. (a)	2,500	136,325
Franklin Electric Co., Inc.	200	18,512
Frequency Electronics, Inc.	150	1,875
Giga-Tronics, Inc. (a)	4,900	19,094
Identix, Inc. (a)	3,700	31,524
Ingram Micro, Inc. Class A (a)	24,600	375,150
Interlink Electronics, Inc. (a)	5,800	17,980
Intermagnetics General Corp.	1,136	26,616
Itron, Inc. (a)	2,500	62,875
JMAR Industries, Inc. (a)	6,100	16,287
Keithley Instruments, Inc.	1,800	34,866
KEMET Corp. (a)	12,100	197,109
Kopin Corp. (a)	8,300	60,756
LeCroy Corp. (a)	3,400	58,820
LoJack Corp. (a)	1,700	9,265
LSI, Industries, Inc.	150	2,994
Maxwell Technologies, Inc. (a)	4,100	36,080
Measurement Specialties, Inc. (a)	5,200	24,076
Mechanical Technology, Inc. (a)	10,300	29,973
Merix Corp. (a)	2,250	36,563
Methode Electronics, Inc. Class A	10,900	98,645
Micronetics Wireless, Inc. (a)	4,000	15,920
MTS Systems Corp.	6,700	70,015
Nanometrics, Inc. (a)	1,900	28,538
Newport Corp.	4,600	86,986
NU Horizons Electronics Corp. (a)	8,000	69,920
Odetics, Inc. Class A (a)	4,600	7,084
OSI Systems, Inc. (a)	3,000	63,002
Panavision, Inc. (a)	205	849
Park Electrochemical Corp.	2,450	61,863
Parlex Corp. (a)	2,200	28,160
Photon Dynamics, Inc. (a)	1,600	66,112
Pioneer Standard Electronics, Inc.	9,600	114,912
Planar Systems, Inc. (a)	3,800	77,748
Plexus Corp. (a)	5,720	123,037
Powell Industries, Inc. (a)	3,800	78,014
PSC, Inc. (a)	7,300	4,307
Research Frontiers, Inc. (a)	4,100	65,600
RF Industries Ltd. (a)	2,500	6,800
Rheometrics Scientific, Inc. (a)	5,900	8,909
Richardson Electronics Ltd.	5,300	65,985
Robotic Vision Systems, Inc. (a)	8,500	9,180
Rofin-Sinar Technologies, Inc. (a)	400	3,800
Rogers Corp. (a)	1,100	34,100
Roper Industries, Inc.	5,100	238,425
Satcon Technology Corp.	6,400	24,000
ScanSource, Inc. (a)	2,000	105,980
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sipex Corp. (a)	7,800	$ 74,412
Sirenza Microdevices, Inc. (a)	4,700	22,043
Somera Communications, Inc. (a)	2,200	17,710
Spatializer Audio Labs, Inc. (a)	12,700	1,778
Spectrian Corp. (a)	5,200	63,804
Spectrum Control, Inc. (a)	10,100	52,520
Spire Corp. (a)	200	662
SRS Labs, Inc. (a)	2,800	8,540
StockerYale, Inc. (a)	2,400	17,280
Superconductor Technologies, Inc. (a)	9,800	38,414
Tanisys Technology, Inc. (a)	7,800	429
Tech Data Corp. (a)	8,300	380,140
Technitrol, Inc.	4,400	95,832
Teledyne Technologies, Inc. (a)	4,200	68,670
Trimble Navigation Ltd. (a)	6,800	88,400
Trimedyne, Inc. (a)	9,200	3,680
TrueTime, Inc. (a)	3,000	4,860
Ultrak, Inc. (a)	8,400	7,896
Universal Display Corp. (a)	3,900	33,735
Varian, Inc. (a)	5,000	170,550
Veeco Instruments, Inc. (a)	3,889	97,264
Viasystems Group, Inc. (a)	16,300	6,031
Viisage Technology, Inc. (a)	5,900	34,810
Vishay Intertechnology, Inc. (a)	25,591	453,217
Visionics Corp. (a)	4,200	47,620
Woodhead Industries, Inc.	100	1,535
X-Rite, Inc.	700	6,370
Zomax, Inc. (a)	13,200	90,948
Zygo Corp. (a)	5,800	72,732
		8,847,694
Internet Software & Services - 1.9%
24/7 Real Media, Inc. (a)	3,420	718
Accrue Software, Inc. (a)	19,200	9,600
Akamai Technologies, Inc. (a)	19,374	60,253
Alloy, Inc. (a)	7,000	106,043
Allscripts Healthcare Solutions, Inc. (a)	11,000	52,250
America Online Latin America, Inc. (a)	10,300	27,810
AppliedTheory Corp. (a)	11,400	1,368
Apropos Technology, Inc. (a)	3,760	8,460
Ariba, Inc. (a)	46,500	205,995
Art Technology Group, Inc. (a)	11,200	27,552
Ashton Technology Group, Inc. (a)	4,500	810
Ask Jeeves, Inc. (a)	4,000	5,600
Audiohighway.com (a)	4,000	8
Autobytel, Inc. (a)	13,608	40,824
Be Free, Inc. (a)	20,600	29,870
Blue Martini Software, Inc. (a)	22,600	30,962
Braun Consulting, Inc. (a)	8,800	33,352
BroadVision, Inc. (a)	38,700	73,917
CacheFlow, Inc. (a)	16,800	16,632
Calico Commerce, Inc. (a)	2,388	597

	Shares	Value (Note 1)
CenterSpan Communications Corp. (a)	4,200	$ 36,745
Centra Software, Inc. (a)	8,310	48,198
Chordiant Software, Inc. (a)	9,950	52,735
Click Commerce, Inc. (a)	4,700	10,575
ClickAction, Inc. (a)	2,800	2,604
CMGI, Inc. (a)	47,064	69,184
CNET Networks, Inc. (a)	19,340	92,058
Commerce One, Inc. (a)	40,000	67,200
Communication Intelligence Corp. (a)	7,900	7,979
Corillian Corp. (a)	13,400	32,294
Critical Path, Inc. (a)	14,976	33,846
Cybear Group (a)	3,033	1,001
Cybercash, Inc. (a)	400	45
CyberSource Corp. (a)	5,700	11,457
Cysive, Inc. (a)	11,400	26,448
deltathree, Inc. (a)	4,700	3,760
Dice, Inc. (a)	3,800	7,790
Digex, Inc. Class A (a)	4,000	3,680
Digital Courier Technologies, Inc. (a)	2,800	252
Digital Impact, Inc. (a)	1,200	2,100
Digital Insight Corp. (a)	6,600	155,298
Digital Lighthouse Corp. (a)	6,500	20
Digital River, Inc. (a)	4,000	45,358
DigitalThink, Inc. (a)	11,490	44,237
Digitas, Inc. (a)	6,500	35,750
Divine, Inc. Class A (a)	76,978	47,726
Docent, Inc. (a)	5,500	11,055
DoubleClick, Inc. (a)	20,176	217,296
DSL.net, Inc. (a)	13,700	13,015
EarthLink, Inc. (a)	21,627	193,994
EasyLink Services Corp. Class A (a)	958	2,500
eBenX, Inc. (a)	9,900	37,620
eCollege.com (a)	4,200	12,390
EDGAR Online, Inc. (a)	4,100	10,660
eGain Communications Corp. (a)	9,263	8,059
Elcom International, Inc. (a)	6,500	5,720
Eloquent, Inc. (a)	3,080	2,372
eMerge Interactive, Inc. Class A (a)	4,490	3,368
Equinix, Inc. (a)	9,900	12,375
eSoft, Inc. (a)	4,200	1,050
EuroWeb International Corp. (a)	740	1,939
Evolve Software, Inc. (a)	4,900	1,127
eXcelon Corp. (a)	11,254	13,449
Exodus Communications, Inc. (a)	15,656	438
Expedia, Inc.:
warrants 2/4/09 (a)	96	2,496
Class A (a)	500	27,950
Extensity, Inc. (a)	1,900	3,610
F5 Networks, Inc. (a)	3,500	76,475
FairMarket, Inc. (a)	5,600	6,222
Fastnet Corp. (a)	5,500	5,060
FiNet.com, Inc. (a)	450	180
FirePond, Inc. (a)	7,850	8,635
Firstwave Technologies, Inc. (a)	1,200	4,428
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
FreeMarkets, Inc. (a)	6,500	$ 126,360
FTD.com, Inc. Class A (a)	2,200	18,436
Fusion Networks Holdings, Inc. (a)	3,170	3
Genuity, Inc. (a)	23,600	23,600
Globix Corp. (a)	3,500	130
GSV, Inc. (a)	700	35
HealthAxis, Inc. (a)	1,900	1,710
HearMe	4,800	869
High Speed Access Corp. (a)	17,600	13,728
Hollywood Media Corp. (a)	3,700	19,610
Homeseekers.com, Inc. (a)	4,100	287
Hoover's, Inc. (a)	4,700	21,385
Hotel Reservations Network, Inc. Class A (a)	2,900	147,900
Hyperfeed Technologies, Inc. (a)	7,500	3,900
I-Many, Inc. (a)	5,700	32,946
iBasis, Inc. (a)	4,400	4,092
iBEAM Broadcasting Corp. (a)	1,560	2
iManage, Inc. (a)	4,900	29,645
Improvenet, Inc. (a)	9,700	728
Infocrossing, Inc. (a)	1,200	6,264
InfoSpace, Inc. (a)	44,052	59,470
Innodata Corp. (a)	8,000	17,440
InsWeb Corp. (a)	283	1,457
INT Media Group, Inc. (a)	6,400	14,400
Intelligroup, Inc. (a)	4,900	4,214
InterCept, Inc. (a)	4,000	155,600
Interliant, Inc. (a)	5,300	2,067
Internap Network Services Corp. (a)	19,600	19,796
Internet America, Inc. (a)	6,500	2,210
Internet Capital Group, Inc. (a)	36,300	27,951
Internet Commerce Corp. Class A (a)	3,400	15,300
Internet Pictures Corp. (a)	851	1,779
Internet Security Systems, Inc. (a)	7,200	170,712
InterWorld Corp. (a)	9,650	97
Interwoven, Inc. (a)	16,900	105,963
Intraware, Inc. (a)	4,700	8,037
ION Networks, Inc. (a)	12,500	8,500
iVillage, Inc. (a)	9,543	19,563
J Net Enterprises, Inc. (a)	5,700	9,234
j2 Global Communications, Inc. (a)	378	2,090
Jupiter Media Metrix, Inc. (a)	14,700	2,793
Kana Software, Inc. (a)	4,815	58,358
Keynote Systems, Inc. (a)	7,700	67,298
L90, Inc. (a)	16,000	20,000
Landacorp, Inc. (a)	4,600	5,152
Lante Corp. (a)	3,730	3,842
Larscom, Inc. Class A (a)	3,000	3,900
Learn2 Corp. (a)	6,056	727
LendingTree, Inc. (a)	8,010	56,070
Liquid Audio, Inc. (a)	7,800	17,783

	Shares	Value (Note 1)
Liveworld, Inc. (a)	1,800	$ 108
Log On America, Inc. (a)	2,000	220
LookSmart Ltd. (a)	17,100	37,620
Loudeye Technologies, Inc. (a)	4,000	2,440
Marimba, Inc. (a)	6,400	19,200
Marketwatch.com, Inc. (a)	2,800	9,856
MatrixOne, Inc. (a)	5,800	65,656
McAfee.com Corp. (a)	3,800	44,954
MedicaLogic/Medscape, Inc. (a)	5,100	510
Modem Media, Inc. Class A (a)	4,600	14,260
Multex.com, Inc. (a)	7,700	30,569
National Information Consortium, Inc. (a)	4,800	18,288
National Techteam, Inc. (a)	200	810
Navidec, Inc. (a)	4,200	1,512
NaviSite, Inc. (a)	15,700	3,925
Neoforma, Inc. (a)	6,240	115,003
Net Perceptions, Inc. (a)	13,300	19,551
Net2Phone, Inc. (a)	10,700	56,817
NetCurrents Information Services, Inc. (a)	8,400	168
Netegrity, Inc. (a)	7,700	95,018
Netgateway, Inc. (a)	11,100	1,832
NetObjects, Inc. (a)	8,600	69
NetRatings, Inc. (a)	3,500	40,425
Netzee, Inc. (a)	450	236
New Frontier Media, Inc. (a)	4,200	8,274
NexPrise, Inc. (a)	4,400	1,936
Niku Corp. (a)	23,500	53,580
NQL, Inc. (a)	8,200	164
OneSource Information Services, Inc. (a)	2,700	20,142
Onvia.com, Inc. (a)	6,900	2,760
Openwave Systems, Inc. (a)	27,317	152,702
Optio Software, Inc. (a)	3,200	1,858
OTG Software, Inc. (a)	11,100	100,344
Overture Services, Inc. (a)	8,900	269,314
PEC Solutions, Inc. (a)	3,400	77,894
Persistence Software, Inc. (a)	3,900	4,251
Plastic Surgery Co. (a)	400	248
PopMail.com, Inc. (a)	1,060	16
Primus Knowledge Solutions, Inc. (a)	5,200	5,512
Private Business, Inc. (a)	2,038	5,808
ProcureNet, Inc. (a)	800	120
Promotions.com, Inc. (a)	2,500	1,925
PurchasePro.com, Inc. (a)	8,700	6,264
Quintus Corp. (a)	3,806	324
Quovadx, Inc. (a)	6,882	47,348
Raindance Communications, Inc. (a)	7,700	23,485
Rare Medium Group, Inc. (a)	4,700	1,222
RealNetworks, Inc. (a)	31,900	173,855
Register.com, Inc. (a)	10,100	89,082
Retek, Inc. (a)	7,956	159,279
RWD Technologies, Inc. (a)	400	1,544
S1 Corp. (a)	8,530	128,547
Saba Software, Inc. (a)	7,600	29,184
Salon Media Group, Inc. (a)	4,600	598
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SciQuest, Inc. (a)	8,500	$ 13,345
SeeBeyond Technology Corp. (a)	11,700	106,470
Selectica, Inc. (a)	7,500	29,700
SilverStream Software, Inc. (a)	9,900	47,520
SkillSoft Corp. (a)	4,250	91,970
SmartServ Online, Inc. (a)	1,700	8,925
Snowball.com, Inc. (a)	240	1,687
SoftNet Systems, Inc. (a)	1,300	2,587
SonicWALL, Inc. (a)	10,600	137,164
Source Media, Inc. (a)	2,800	59
SpeedUs.com (a)	1,900	1,539
Sportsline.com, Inc. (a)	6,500	16,640
SSP Solutions, Inc. (a)	2,900	8,555
Stan Lee Media, Inc.	8,100	81
StarMedia Network, Inc. (a)	13,100	852
Stellent, Inc. (a)	5,400	80,946
Support.com, Inc. (a)	9,100	35,035
Switchboard, Inc. (a)	4,000	14,394
Synergy Brands, Inc. (a)	2,060	2,513
SynQuest, Inc. (a)	8,700	4,785
TeleCommunication Systems, Inc. Class A (a)	4,000	11,000
The Sedona Corp. (a)	8,300	6,059
The viaLink Co. (a)	3,000	480
theglobe.com, Inc. (a)	7,600	456
TheStreet.com, Inc. (a)	5,900	11,682
Tippingpoint Technologies, Inc. (a)	455	3,868
Track Data Corp. (a)	4,700	9,118
Travelocity.com, Inc. (a)	2,500	64,250
TriZetto Group, Inc. (a)	10,600	136,846
Tucows, Inc. (a)	6,900	2,415
Tumbleweed Communications Corp. (a)	14,900	61,090
U.S. Interactive, Inc. (a)	2,400	12
U.S. SEARCH.com, Inc. (a)	4,300	5,246
United Online, Inc. (a)	16,920	114,041
Universal Access Global Holdings, Inc. (a)	12,600	29,988
ValueClick, Inc. (a)	2,591	6,451
VCampus Corp. (a)	3,800	1,824
VeriSign, Inc. (a)	39,204	930,311
VerticalNet, Inc. (a)	15,800	12,798
Via Net.Works, Inc. (a)	5,060	4,554
Viador, Inc. (a)	4,500	450
Viant Corp. (a)	11,400	15,276
Vicinity Corp. (a)	11,450	24,045
Vignette Corp. (a)	36,556	102,357
Virage, Inc. (a)	4,900	11,809
VirtualFund.com, Inc. (a)	5,600	224
Visual Data Corp. (a)	3,000	2,190
Vitria Technology, Inc. (a)	27,300	128,310
WatchGuard Technologies, Inc. (a)	8,200	42,394

	Shares	Value (Note 1)
Wavo Corp. (a)	7,500	$ 158
Webb Interactive Services, Inc. (a)	5,200	4,264
WebEx Communications, Inc. (a)	5,800	66,236
Webhire, Inc. (a)	440	440
WebMD Corp. (a)	58,606	460,057
webMethods, Inc. (a)	6,965	119,798
Websense, Inc. (a)	3,200	71,712
WorldGate Communications, Inc. (a)	11,300	17,628
Worldwide Xceed Group, Inc. (a)	180	2
Youbet.com, Inc. (a)	6,300	4,095
ZixIt Corp. (a)	2,800	11,060
		8,634,265
IT Consulting & Services - 1.4%
Acxiom Corp. (a)	13,460	196,516
Affiliated Computer Services, Inc. Class A (a)	19,400	948,854
AlphaNet Solutions, Inc. (a)	300	600
American Management Systems, Inc. (a)	7,100	131,634
Analysts International Corp.	10,350	42,953
Answerthink, Inc. (a)	5,010	24,549
Bell Microproducts, Inc. (a)	7,600	83,524
BrightStar Information Technology Group, Inc. (a)	4,500	270
CACI International, Inc. Class A (a)	3,600	122,220
Carreker Corp. (a)	3,200	23,296
Ciber, Inc. (a)	23,384	201,570
Cognizant Technology Solutions Corp. Class A (a)	1,300	46,098
Competitive Technologies, Inc. (a)	4,100	10,865
Computer Horizons Corp. (a)	17,200	59,161
Computer Task Group, Inc. (a)	700	2,800
Cotelligent, Inc. (a)	600	240
Covansys Corp. (a)	2,432	19,869
CSP, Inc. (a)	3,800	13,832
Direct Insite Corp. (a)	53	69
DynTek, Inc. Class A (a)	8,600	17,630
Edgewater Technology, Inc. (a)	12,800	51,456
Elite Information Group, Inc. (a)	100	1,080
eLoyalty Corp. (a)	4,640	30,392
Enherent Corp. (a)	8,200	1,476
Forrester Research, Inc. (a)	5,700	110,979
Gartner, Inc. Class B (a)	10,700	122,622
GRIC Communications, Inc. (a)	4,500	8,910
Health Management Systems, Inc. (a)	6,600	35,310
IDX Systems Corp. (a)	7,100	107,849
iGate Capital Corp. (a)	6,000	21,900
Inforte Corp. (a)	6,260	58,531
Integral Systems, Inc. (a)	2,800	53,228
Integrated Information Systems, Inc. (a)	2,300	414
Investment Technology Group, Inc. (a)	6,945	322,387
Keane, Inc. (a)	10,188	163,008
KPMG Consulting, Inc.	23,900	418,967
Lionbridge Technologies, Inc. (a)	8,378	16,756
Manchester Technologies, Inc. (a)	1,900	3,933
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
Manhattan Associates, Inc. (a)	4,100	$ 123,205
MedCom USA, Inc. (a)	2,260	305
Meta Group, Inc. (a)	7,300	11,753
Neomedia Technologies, Inc. (a)	5,500	1,320
Netguru, Inc. (a)	1,800	5,400
Netplex Group, Inc. (a)	3,800	92
Network Access Solutions Corp. (a)	3,800	494
New Horizons Worldwide, Inc. (a)	400	5,000
OAO Technology Solutions, Inc. (a)	4,000	8,440
Official Payments Corp. (a)	1,000	2,250
Perot Systems Corp. Class A (a)	14,500	244,325
Pfsweb, Inc. (a)	19,953	16,960
Pilot Network Services, Inc. (a)	3,500	14
PowerCerv Corp. (a)	522	345
Predictive Systems, Inc. (a)	15,300	21,855
Primix Solutions, Inc. (a)	2,700	135
Proquest Co. (a)	5,900	212,400
Razorfish, Inc. Class A (a)	22,074	2,870
Safeguard Scientifics, Inc. (a)	13,800	38,916
Savvis Communications Corp. (a)	8,580	6,349
Simplex Solutions, Inc.	2,400	18,696
StarTek, Inc. (a)	1,500	32,025
Storage Engine, Inc. (a)	500	395
SunGard Data Systems, Inc. (a)	47,072	1,453,113
Superior Consultant Holdings Corp. (a)	2,800	17,052
Sykes Enterprises, Inc. (a)	11,600	96,280
Syntel, Inc. (a)	4,000	52,600
Tanning Technology Corp. (a)	8,100	14,896
Technology Solutions Co. (a)	9,500	16,150
TenFold Corp. (a)	7,200	2,736
The Management Network Group, Inc. (a)	2,000	9,620
Tier Technologies, Inc. Class B (a)	5,000	80,000
Titan Corp. (a)	12,148	218,664
TSR, Inc. (a)	300	1,668
Tyler Technologies, Inc. (a)	300	1,260
UBICS, Inc. (a)	4,000	2,280
Verso Technologies, Inc. (a)	16,790	20,148
Vestcom International, Inc. (a)	500	875
WidePoint Corp. (a)	5,600	392
Zamba Corp. (a)	2,200	660
		6,217,686
Office Electronics - 0.2%
Global Imaging Systems, Inc. (a)	5,300	82,521
IKON Office Solutions, Inc.	22,800	305,520
Zebra Technologies Corp.:
Class A (a)	6,300	324,387
Class B	270	13,902
		726,330

	Shares	Value (Note 1)
Semiconductor Equipment & Products - 3.0%
8X8, Inc. (a)	1,900	$ 1,900
Actel Corp. (a)	3,800	68,134
ADE Corp. (a)	1,400	14,084
Advanced Power Technology, Inc. (a)	4,200	46,200
Agere Systems, Inc. Class A	115,900	463,600
Alliance Semiconductor Corp. (a)	7,000	74,830
Alpha Industries, Inc. (a)	6,300	97,083
Amkor Technology, Inc. (a)	30,500	423,340
Amtech Systems, Inc. (a)	4,800	29,280
ANADIGICS, Inc. (a)	2,600	24,622
Artisan Components, Inc. (a)	1,900	25,346
Asyst Technologies, Inc. (a)	5,900	99,002
Atmel Corp. (a)	73,900	534,297
ATMI, Inc. (a)	4,900	125,538
Axcelis Technologies, Inc. (a)	13,400	163,614
AXT, Inc. (a)	6,700	60,233
Brooks Automation, Inc. (a)	2,200	96,294
Cabot Microelectronics Corp. (a)	3,577	196,878
California Micro Devices Corp. (a)	4,900	22,393
Catalyst Semiconductor, Inc. (a)	7,800	21,762
Celeritek, Inc. (a)	5,200	46,540
ChipPAC, Inc. (a)	11,200	69,216
Cirrus Logic, Inc. (a)	11,600	178,988
Clare, Inc. (a)	2,300	4,163
Credence Systems Corp. (a)	9,720	152,410
Cree, Inc. (a)	10,600	149,142
Cymer, Inc. (a)	4,000	146,520
Cypress Semiconductor Corp. (a)	19,200	381,120
Diodes, Inc. (a)	4,900	35,574
DPAC Technologies Corp. (a)	7,600	23,560
DuPont Photomasks, Inc. (a)	2,600	111,748
Elantec Semiconductor, Inc. (a)	3,000	91,860
Electroglas, Inc. (a)	6,900	106,398
EMCORE Corp. (a)	4,700	35,814
Entegris, Inc. (a)	15,000	154,800
ESS Technology, Inc. (a)	6,900	143,796
Exar Corp. (a)	5,000	91,700
Fairchild Semiconductor International, Inc. Class A (a)	14,900	383,675
FEI Co. (a)	5,200	148,980
FSI International, Inc. (a)	8,503	81,799
Genus, Inc. (a)	8,700	26,100
GlobespanVirata, Inc. (a)	21,552	241,598
Helix Technology, Inc.	5,700	104,994
Hi/fn, Inc. (a)	3,576	37,226
Hytek Microsystems, Inc. (a)	4,300	6,579
Ibis Technology Corp. (a)	5,200	46,332
Ikos Systems, Inc. (a)	6,900	77,211
Insilicon Corp. (a)	4,900	10,290
Integrated Circuit Systems, Inc. (a)	9,400	173,994
Integrated Device Technology, Inc. (a)	16,637	425,408
Integrated Silicon Solution (a)	4,300	44,763
Integrated Telecom Express, Inc. (a)	5,500	7,150
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
International Rectifier Corp. (a)	9,500	$ 348,840
Intersil Corp. Class A (a)	14,915	413,742
IXYS Corp. (a)	7,600	68,476
Kulicke & Soffa Industries, Inc. (a)	6,100	107,482
LAM Research Corp. (a)	19,200	415,488
Lattice Semiconductor Corp. (a)	16,100	276,598
Logic Devices, Inc. (a)	9,600	12,000
LTX Corp. (a)	6,400	138,240
Mattson Technology, Inc. (a)	6,147	33,440
MEMC Electronic Materials, Inc. (a)	5,500	20,680
Micrel, Inc. (a)	13,800	277,104
Micro Component Technology, Inc. (a)	7,100	21,584
Micro Linear Corp. (a)	8,200	20,090
Microchip Technology, Inc. (a)	21,684	741,159
Microsemi Corp. (a)	4,200	56,658
Microtune, Inc. (a)	8,600	98,126
MIPS Technologies, Inc. Class A (a)	9,000	61,470
MKS Instruments, Inc. (a)	5,809	156,030
Monolithic System Technology, Inc.	4,700	64,907
Multilink Technology Corp.	10,500	24,150
Mykrolis Corp.	11,100	117,660
Oak Technology, Inc. (a)	9,148	128,529
Omnivision Technologies, Inc. (a)	7,200	51,840
ON Semiconductor Corp. (a)	37,200	106,020
OPTi, Inc.	3,000	4,080
PDF Solutions, Inc.	3,700	51,800
Pericom Semiconductor Corp. (a)	3,200	36,800
Photronics, Inc. (a)	3,835	110,793
Pixelworks, Inc. (a)	6,300	66,213
PLX Technology, Inc. (a)	8,400	101,976
Power Integrations, Inc. (a)	4,200	66,108
PRI Automation, Inc. (a)	4,100	92,168
QuickLogic Corp. (a)	11,400	46,170
Rambus, Inc. (a)	14,100	96,585
Ramtron International Corp. (a)	5,160	14,964
RF Micro Devices, Inc. (a)	26,300	411,332
Rudolph Technologies, Inc. (a)	2,000	74,200
Semitool, Inc. (a)	8,600	85,579
Semtech Corp. (a)	10,700	322,926
SEMX Corp. (a)	6,100	14,335
Silicon Image, Inc. (a)	9,800	65,464
Silicon Laboratories, Inc. (a)	9,300	241,986
Silicon Storage Technology, Inc. (a)	12,700	113,030
Siliconix, Inc. (a)	6,100	161,040
SONICblue, Inc. (a)	28,368	88,224
SpeedFam-IPEC, Inc. (a)	10,442	27,776
Standard Microsystems Corp. (a)	4,300	71,380
Supertex, Inc. (a)	3,800	80,978
Tegal Corp. (a)	11,400	14,649
Therma-Wave, Inc. (a)	7,270	82,151
Three-Five Systems, Inc. (a)	1,948	25,343

	Shares	Value (Note 1)
Transmeta Corp. (a)	28,700	$ 87,822
Transwitch Corp. (a)	23,650	67,876
Trident Microsystems, Inc. (a)	4,800	31,488
TriQuint Semiconductor, Inc. (a)	20,243	183,199
TTM Technologies, Inc. (a)	5,575	49,004
Ultratech Stepper, Inc. (a)	5,800	91,002
Varian Semiconductor Equipment Associates, Inc. (a)	4,200	142,884
Virage Logic Corp. (a)	7,100	103,944
White Electronic Designs Corp. (a)	7,500	47,625
Xicor, Inc. (a)	7,200	59,760
Zoran Corp. (a)	2,800	101,108
		13,621,953
Software - 3.9%
5B Technologies Corp. (a)	2,200	660
A.D.A.M., Inc. (a)	2,800	10,444
Acclaim Entertainment, Inc. (a)	10,800	41,472
ActionPoint, Inc. (a)	2,600	6,344
Activision, Inc. (a)	8,100	231,336
Actuate Corp. (a)	7,100	35,571
Adept Technology, Inc. (a)	6,900	15,456
Advent Software, Inc. (a)	4,800	232,848
Agile Software Corp. (a)	6,400	64,320
American Software, Inc. Class A (a)	11,800	35,990
Analytical Surveys, Inc. (a)	2,400	1,319
Ansoft Corp. (a)	4,400	62,480
Ansys, Inc. (a)	5,100	115,005
Applied Digital Solutions, Inc. (a)	19,050	8,382
Applied Microsystems Corp. (a)	2,700	3,024
Applix, Inc. (a)	3,500	5,600
ARI Network Services, Inc. (a)	2,800	1,400
Artificial Life, Inc. (a)	1,000	790
Artisoft, Inc. (a)	6,400	15,040
Ascendant Solutions, Inc. (a)	3,800	760
Ascential Software Corp. (a)	40,470	157,833
Aspen Technology, Inc. (a)	3,400	53,040
Authentidate Holding Corp. (a)	2,300	8,832
Avant! Corp. (a)	7,700	134,365
AvantGo, Inc. (a)	15,000	18,000
AVIDYN, Inc. (a)	400	1,140
Axeda Systems, Inc. (a)	3,800	9,424
AXS-One, Inc. (a)	6,000	5,400
Barra, Inc. (a)	3,450	186,990
Base Ten Systems, Inc. Class A (a)	160	7
Be, Inc. (a)	9,400	1,034
BEA Systems, Inc. (a)	67,000	851,570
BindView Development Corp. (a)	18,900	41,202
Bitstream, Inc. Class A (a)	8,100	32,805
Borland Software Corp. (a)	8,581	117,817
Bottomline Technologies, Inc. (a)	1,400	11,872
Brio Software, Inc. (a)	8,700	21,924
BSQUARE Corp. (a)	12,100	37,268
C-3D Digital, Inc. (a)	2,400	384
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. (a)	40,044	$ 846,931
Caldera International, Inc. (a)	7,100	3,904
CAM Commerce Solutions, Inc. (a)	2,100	9,030
Caminus Corp. (a)	3,900	76,050
Captaris, Inc. (a)	11,400	34,200
CareCentric, Inc. (a)	20	18
CareCentric, Inc. (restricted)	17	0
Catapult Communications Corp. (a)	2,100	39,417
Cerner Corp. (a)	5,100	221,544
Clarus Corp. (a)	7,200	26,640
Click2learn, Inc. (a)	3,900	15,288
Concero, Inc. (a)	1,800	648
Concord Communications, Inc. (a)	6,400	120,640
Concur Technologies, Inc. (a)	1,700	4,335
Convera Corp. Class A (a)	3,300	13,134
Corio, Inc. (a)	6,200	7,378
Cray, Inc. (a)	23,700	59,487
Datastream Systems, Inc. (a)	7,000	55,510
Datatec Systems, Inc. (a)	11,700	11,466
Datawatch Corp. (a)	1,667	2,334
Deltek Systems, Inc. (a)	5,200	35,776
Dendrite International, Inc. (a)	9,600	103,968
Digimarc Corp. (a)	5,600	85,064
DocuCorp International, Inc. (a)	180	1,184
Documentum, Inc. (a)	5,100	90,933
Dynamics Research Corp. (a)	3,100	59,675
E.piphany, Inc. (a)	10,700	85,065
ebix.com, Inc. (a)	3,600	1,800
Eclipsys Corp. (a)	5,510	81,548
Ecometry Corp. (a)	10,200	28,662
Electronic Arts, Inc. (a)	22,800	1,227,096
Embarcadero Technologies, Inc. (a)	3,200	49,600
Entrust, Inc. (a)	10,300	49,646
Epicor Software Corp. (a)	6,635	14,265
EPIQ Systems, Inc. (a)	5,250	100,223
ePresence, Inc. (a)	5,900	21,948
Evans & Sutherland Computer Corp. (a)	600	4,158
Evolving Systems, Inc. (a)	2,100	1,575
Exchange Applications, Inc. (a)	14,500	2,900
Fair, Isaac & Co., Inc.	3,050	187,118
FileNET Corp. (a)	4,000	65,560
Fonix Corp. (a)	23,800	1,178
Fortel, Inc. (a)	9,900	891
Frontstep, Inc. (a)	2,600	8,736
General Magic, Inc. (a)	6,600	2,244
Gensym Corp. (a)	4,300	2,838
Geoworks Corp. (a)	1,600	464
Gerber Scientific, Inc.	900	7,740
GraphOn Corp. (a)	7,300	2,263
H.T.E., Inc. (a)	7,500	31,500
HealthCentral.com (a)	7,414	1,112

	Shares	Value (Note 1)
HNC Software, Inc. (a)	4,800	$ 67,584
HPL Technologies, Inc.	6,200	80,476
Hyperion Solutions Corp. (a)	6,790	146,392
i2 Technologies, Inc. (a)	66,190	360,736
Imagex, Inc. (a)	4,700	4,465
ImaginOn, Inc. (a)	6,667	200
Imation Corp. (a)	5,700	133,836
Indus International, Inc. (a)	4,400	23,540
Industri-Matematik International Corp. (a)	5,900	6,667
Inet Technologies, Inc. (a)	8,000	80,880
Infinium Software, Inc. (a)	3,400	11,832
Infogrames, Inc. (a)	10,200	69,564
Informatica Corp. (a)	11,200	101,808
Information Architects Corp. (a)	1,760	1,936
Informax, Inc. (a)	13,000	21,710
Ingenuus Corp. (a)	7,600	836
Inktomi Corp. (a)	21,000	91,770
Innoveda, Inc. (a)	6,700	15,745
Insignia Systems, Inc. (a)	5,300	41,022
InteliData Technologies Corp. (a)	3,900	5,889
IntelliCorp, Inc. (a)	7,700	1,463
Interactive Intelligence, Inc. (a)	2,900	13,920
Intertrust Technologies Corp. (a)	15,400	15,708
InterVoice-Brite, Inc. (a)	9,496	47,860
Intrusion, Inc. (a)	6,700	9,447
J.D. Edwards & Co. (a)	17,100	250,515
Jack Henry & Associates, Inc.	14,400	312,480
JDA Software Group, Inc. (a)	5,900	156,055
Kronos, Inc. (a)	4,050	181,319
Latitude Communications, Inc. (a)	8,100	20,736
Lawson Software, Inc.	7,800	78,390
LeadingSide, Inc. (a)	2,700	5
Legato Systems, Inc. (a)	13,152	126,917
Level 8 Systems, Inc. (a)	8,282	13,251
Liberate Technologies (a)	21,300	157,833
Lightspan, Inc. (a)	7,090	8,508
Logility, Inc. (a)	1,700	5,491
Macromedia, Inc. (a)	9,440	165,200
Magma Design Automation, Inc.	4,700	75,200
Manugistics Group, Inc. (a)	9,700	125,712
Mapics, Inc. (a)	7,500	54,375
MapInfo Corp. (a)	5,475	48,454
Mentor Graphics Corp. (a)	9,200	199,732
Mercator Software, Inc. (a)	4,900	24,157
MetaSolv, Inc. (a)	10,800	65,556
Micromuse, Inc. (a)	10,300	93,318
MICROS Systems, Inc. (a)	5,100	114,903
MicroStrategy, Inc. Class A (a)	6,700	18,023
Moldflow Corp. (a)	4,200	50,400
MRO Software, Inc. (a)	2,500	46,625
MSC Software Corp. (a)	3,000	53,100
MyTurn.com, Inc. (a)	9,000	23
Nassda Corp.	3,900	43,875
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
National Instruments Corp. (a)	8,225	$ 300,953
NEON Systems, Inc. (a)	1,200	8,112
NetIQ Corp. (a)	7,926	171,994
NetManage, Inc. (a)	9,427	7,730
NetScout Systems, Inc. (a)	6,000	54,000
Netsol International, Inc. (a)	4,400	1,133
Network Associates, Inc. (a)	21,818	517,523
Network-1 Security Solutions, Inc. (a)	2,300	4,048
Novadigm, Inc. (a)	5,000	41,150
Nuance Communications, Inc. (a)	4,200	24,360
Numerical Technologies, Inc. (a)	4,500	60,120
NYFIX, Inc. (a)	4,625	54,714
Omtool Ltd. (a)	700	700
ON Technology Corp. (a)	4,000	10,320
Ontrack Data International, Inc. (a)	4,600	41,400
ONYX Software Corp. (a)	4,200	12,600
Opnet Technologies, Inc. (a)	2,300	20,240
Optika, Inc. (a)	5,100	10,965
PASW, Inc. (a)	3,300	165
Peerless Systems Corp. (a)	6,900	9,039
Pegasystems, Inc. (a)	1,000	6,400
Peregrine Systems, Inc. (a)	30,185	271,665
Pervasive Software, Inc. (a)	4,000	12,520
Phoenix Technologies Ltd. (a)	6,990	81,294
PlanetCAD, Inc. (a)	4,900	1,029
Plato Learning, Inc. (a)	5,066	90,985
Portal Software, Inc. (a)	25,800	39,474
PracticeWorks, Inc. (a)	2,625	27,169
Progress Software Corp. (a)	8,200	138,088
Pumatech, Inc. (a)	4,300	5,160
QAD, Inc. (a)	3,600	10,800
QRS Corp. (a)	5,650	56,896
Quadramed Corp. (a)	11,500	102,925
Quest Software, Inc. (a)	13,800	246,468
Radiant Systems, Inc. (a)	5,100	44,880
RadiSys Corp. (a)	5,953	103,701
Red Hat, Inc. (a)	25,500	150,195
Renaissance Learning, Inc. (a)	5,600	172,760
Resonate, Inc. (a)	3,600	9,900
Reynolds & Reynolds Co. Class A	11,900	349,265
Rogue Wave Software, Inc. (a)	8,100	24,705
Ross Systems, Inc. (a)	1,190	10,710
Roxio, Inc. (a)	2,600	44,200
RSA Security, Inc. (a)	7,700	73,304
SafeNet, Inc.	5,500	60,497
SAFLINK Corp. (a)	1,015	1,320
Sagent Technology, Inc. (a)	3,500	3,605
Sanchez Computer Associates, Inc. (a)	3,100	17,050
ScanSoft, Inc. (a)	9,048	29,496
SeaChange International, Inc. (a)	3,650	74,570
Secure Computing Corp. (a)	3,900	59,397

	Shares	Value (Note 1)
Segue Software, Inc. (a)	2,900	$ 7,106
SERENA Software, Inc. (a)	5,700	91,656
SignalSoft Corp. (a)	3,100	5,549
Smith Micro Software, Inc. (a)	1,800	1,890
Sonic Foundry, Inc. (a)	1,400	3,080
SpeechWorks International, Inc. (a)	5,200	41,080
SPSS, Inc. (a)	4,529	79,484
SS&C Technologies, Inc. (a)	600	5,010
StarBase Corp. (a)	3,100	1,240
Sybase, Inc. (a)	15,279	257,757
Symantec Corp. (a)	24,180	871,931
Synopsys, Inc. (a)	9,365	441,092
Synplicity, Inc. (a)	7,400	62,382
Systems & Computer Technology Corp. (a)	8,200	105,042
T/R Systems, Inc. (a)	7,700	24,640
Take-Two Interactive Software, Inc. (a)	5,100	95,013
Talarian Corp. (a)	5,600	25,481
TALX Corp.	2,256	50,264
Tangram Enterprise Solutions, Inc. (a)	2,900	2,668
Tarantella, Inc. (a)	14,600	4,818
TCSI Corp. (a)	8,600	4,562
The 3DO Co. (a)	15,000	8,550
THQ, Inc. (a)	3,300	148,698
TIBCO Software, Inc. (a)	31,200	329,160
Timberline Software Corp.	2,800	17,360
TradeStation Group, Inc. (a)	900	1,035
Transaction Systems Architects, Inc. Class A (a)	7,100	70,645
Tricord Systems, Inc. (a)	5,400	3,348
Tripos, Inc. (a)	2,200	47,960
Troy Group, Inc. (a)	2,300	9,154
Ulticom, Inc. (a)	5,300	34,344
Ultimate Software Group, Inc. (a)	2,500	10,625
Unicomp, Inc. (a)	4,400	396
USDATA Corp. (a)	220	418
V-One Corp. (a)	6,600	6,864
VA Software Corp. (a)	14,945	26,154
Vastera, Inc. (a)	8,300	108,813
Verity, Inc. (a)	4,600	60,444
Versant Corp. (a)	3,300	4,785
Versata, Inc. (a)	3,700	2,590
Vertel Corp. (a)	3,600	1,044
Vertex Interactive, Inc. (a)	6,800	1,836
Viewpoint Corp. (a)	2,500	13,800
Visual Networks, Inc. (a)	10,000	30,000
VitalWorks, Inc.	10,500	51,240
Vizacom, Inc. (a)	500	385
Voiceflash Networks, Inc. (a)	1,000	280
Voxware, Inc. (a)	6,500	910
Walker Interactive Systems, Inc. (a)	5,100	8,160
Wave Systems Corp. Class A (a)	4,700	8,225
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Wind River Systems, Inc. (a)	12,820	$ 148,584
Witness Systems, Inc. (a)	4,110	53,512
		17,392,029
TOTAL INFORMATION TECHNOLOGY		67,964,970
MATERIALS - 3.3%
Chemicals - 1.4%
A. Schulman, Inc.	11,900	217,532
Airgas, Inc. (a)	8,400	147,840
Albemarle Corp.	6,640	157,434
Altair International, Inc. (a)	16,100	18,837
Arch Chemicals, Inc.	2,750	64,048
Cabot Corp.	10,600	346,408
Calgon Carbon Corp.	1,300	9,373
Cambrex Corp.	6,000	248,340
ChemFirst, Inc.	700	17,325
Crompton Corp.	13,295	132,152
Cytec Industries, Inc. (a)	6,600	179,190
Eco Soil Systems, Inc. (a)	500	17
Eden Bioscience Corp. (a)	12,000	22,200
Ethyl Corp. (a)	1,200	1,380
Ferro Corp.	9,300	248,868
FMC Corp.	4,400	166,100
General Chemical Group, Inc. (a)	100	275
Georgia Gulf Corp.	8,900	213,689
H.B. Fuller Co.	8,400	224,112
Hauser, Inc. (a)	25	9
Hawkins, Inc.	100	850
IMC Global, Inc.	18,680	248,444
International Specialty Products, Inc. (a)	5,000	43,350
LESCO, Inc.	1,700	13,107
Lubrizol Corp.	7,800	256,620
Lyondell Chemical Co.	24,000	375,120
MacDermid, Inc.	2,700	56,025
Material Sciences Corp. (a)	600	6,000
Millennium Chemicals, Inc.	16,800	229,320
Minerals Technologies, Inc.	5,200	264,888
Mississippi Chemical Corp. (a)	800	2,768
Monsanto Co.	8,100	250,776
NL Industries, Inc.	4,000	59,120
Olin Corp.	9,100	153,699
OM Group, Inc.	5,200	347,360
PolyOne Corp.	10,800	108,000
RPM, Inc.	16,425	274,298
Solutia, Inc.	18,800	127,840
Southwall Technologies, Inc. (a)	7,100	56,654
Spartech Corp.	2,200	47,080
Stepan Co.	300	7,458
Symyx Technologies, Inc. (a)	6,500	108,550
Terra Industries, Inc. (a)	1,900	4,769

	Shares	Value (Note 1)
The Scotts Co. Class A (a)	6,500	$ 305,565
Valhi, Inc.	14,800	174,640
Valspar Corp.	10,500	464,940
Zoltek Companies, Inc. (a)	2,700	6,480
		6,408,850
Construction Materials - 0.3%
Amcol International Corp.	1,150	7,475
Ameron International Corp.	1,700	112,455
Centex Construction Products, Inc.	1,300	42,250
Continental Materials Corp. (a)	500	10,300
Florida Rock Industries, Inc.	7,350	307,304
Lafarge North America, Inc.	11,000	454,740
Martin Marietta Materials, Inc.	7,700	321,475
Texas Industries, Inc.	3,400	130,390
		1,386,389
Containers & Packaging - 0.7%
Alltrista Corp. (a)	100	1,920
Aptargroup, Inc.	8,100	280,260
Caraustar Industries, Inc.	10,300	89,816
Chesapeake Corp.	5,600	155,960
Crown Cork & Seal, Inc. (a)	33,000	189,090
EarthShell Corp. (a)	24,700	35,074
Gaylord Container Corp. Class A (a)	1,700	1,972
Graphic Packaging International Corp. (a)	900	3,870
Greif Brothers Corp. Class A	2,100	69,825
Ivex Packaging Corp. (a)	7,200	158,328
Longview Fibre Co.	3,100	32,395
Myers Industries, Inc.	665	8,346
Owens-Illinois, Inc. (a)	23,600	346,448
Packaging Corp. of America (a)	17,100	327,978
Paragon Trade Brands, Inc. warrants 1/28/10 (a)	5	154
Rock-Tenn Co. Class A	6,800	132,464
Silgan Holdings, Inc. (a)	4,600	141,404
Smurfit-Stone Container Corp. (a)	44,800	730,688
Sonoco Products Co.	20,450	565,443
Viskase Companies, Inc. (a)	100	4
		3,271,439
Metals & Mining - 0.6%
A.M. Castle & Co.	400	4,396
AK Steel Holding Corp.	25,240	353,108
Alliance Resource Partners LP	6,000	142,080
Arch Coal, Inc.	6,500	117,975
Birmingham Steel Corp. (a)	3,300	1,320
Brush Engineered Materials, Inc.	600	6,570
Carpenter Technology Corp.	6,400	153,856
Century Aluminum Co.	6,400	71,296
Cleveland-Cliffs, Inc.	6,300	105,399
Coeur d'Alene Mines Corp. (a)	10,500	13,125
Commercial Metals Co.	700	25,515
Commonwealth Industries, Inc.	2,300	12,075
CONSOL Energy, Inc.	14,000	325,500
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Gibraltar Steel Corp.	300	$ 5,082
Hecla Mining Co. (a)	10,800	15,768
IMCO Recycling, Inc. (a)	500	4,325
Kaiser Aluminum Corp. (a)	2,400	504
LTV Corp. (a)	30,000	1,260
Massey Energy Corp.	9,800	138,572
MAXXAM, Inc. (a)	200	2,390
Meridian Gold, Inc. (a)	13,200	172,188
Metals USA, Inc.	1,200	150
National Steel Corp. Class B (a)	1,400	1,190
NN, Inc.	200	1,990
Northwest Pipe Co. (a)	400	5,920
Olympic Steel, Inc. (a)	500	2,000
Oregon Steel Mills, Inc. (a)	9,700	56,745
Peabody Energy Corp.	8,500	213,775
Penn Virginia Resource Partners LP	1,200	27,360
Quanex Corp.	600	17,880
Roanoke Electric Steel Corp.	350	4,099
Rock of Ages Corp. Class A (a)	600	3,570
Rouge Industries, Inc. Class A	500	625
Royal Gold, Inc.	12,900	91,977
RTI International Metals, Inc. (a)	2,400	23,640
Ryerson Tull, Inc.	764	8,182
Schnitzer Steel Industries, Inc. Class A	100	1,500
Special Metals Corp. (a)	200	350
Steel Dynamics, Inc. (a)	13,300	180,747
Steel Technologies, Inc.	4,900	43,071
Stillwater Mining Co. (a)	5,250	92,138
Titanium Metals Corp. (a)	10,300	38,419
Tremont Corp.	200	5,740
UCAR International, Inc. (a)	11,800	127,086
USEC, Inc.	21,500	147,920
Weirton Steel Corp. (a)	9,000	4,140
WHX Corp. (a)	3,100	1,829
		2,774,347
Paper & Forest Products - 0.3%
Bowater, Inc.	8,000	412,400
Buckeye Technologies, Inc. (a)	2,000	23,500
P.H. Glatfelter Co.	2,100	36,225
Pope & Talbot, Inc.	400	6,000
Potlatch Corp.	8,300	245,763
Rayonier, Inc.	6,000	303,480
U.S. Timberlands Co. LP	6,000	11,580
Wausau-Mosinee Paper Corp.	3,840	43,738
		1,082,686
TOTAL MATERIALS		14,923,711

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
Adelphia Business Solution, Inc. Class A (a)	19,338	$ 1,547
Alaska Communication Systems Group, Inc. (a)	4,300	34,357
Allegiance Telecom, Inc. (a)	15,750	41,265
Atlantic Tele-Network, Inc.	440	5,742
Broadwing, Inc. (a)	35,456	222,664
Choice One Communications, Inc. (a)	10,070	14,602
Cogent Communications Group, Inc. (a)	345	1,001
Commonwealth Telephone Enterprises, Inc. (a)	5,700	214,776
Conestoga Enterprises, Inc.	3,100	97,092
Covad Communications Group, Inc. (a)	42,350	66,701
CTC Communications Group, Inc. (a)	9,900	29,700
Dial-Through International Corp. (a)	4,800	1,488
DSET Corp. (a)	2,100	1,491
eLEC Communications Corp. (a)	14,200	2,556
Electric Lightwave, Inc. Class A (a)	3,600	1,944
Focal Communications Corp. (a)	13,600	2,992
Focal Communications Corp. warrants 12/14/07 (a)	2,141	0
General Communications, Inc. Class A (a)	14,000	125,860
I-Link Corp. (a)	5,500	1,430
IDT Corp.	3,700	60,865
Infonet Services Corp. Class B (a)	62,500	130,000
Intercontinental Telecom Corp. warrants 4/30/02 (a)	110	0
Intrado, Inc. (a)	2,400	34,200
ITC DeltaCom, Inc. (a)	16,100	4,508
ITXC Corp. (a)	11,800	62,540
Level 3 Communications, Inc. (a)	59,200	178,784
Lexent, Inc. (a)	4,700	14,382
McLeodUSA, Inc. (a)	91,318	16,437
Metromedia Fiber Network, Inc. Class A (a)	76,184	23,617
Mpower Holding Corp. (a)	8,000	360
NEON Communications, Inc. (a)	7,200	2,160
Network Plus Corp. (a)	9,800	2,205
North Pittsburgh Systems, Inc.	500	7,175
NTELOS, Inc. (a)	4,100	17,015
NTL, Inc. (a)	42,843	7,712
OpticNet, Inc. (a)	1,100	0
Pac-West Telecomm, Inc. (a)	7,320	3,294
Primus Telecommunications Group, Inc. (a)	6,261	3,944
PTEK Holdings, Inc. (a)	13,133	49,905
RCN Corp. (a)	22,800	29,868
Startec Global Communications Corp. (a)	3,600	144
Talk America Holdings, Inc. (a)	14,700	6,468
Teligent, Inc. Class A (a)	5,500	25
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Time Warner Telecom, Inc. Class A (a)	7,900	$ 45,030
Touch America Holdings, Inc. (a)	24,700	80,275
U.S. LEC Corp. Class A (a)	6,100	28,487
Viatel, Inc. (a)	6,800	163
Western Multiplex Corp. Class A (a)	6,900	15,317
Williams Communications Group, Inc. (a)	68,500	8,905
WorldCom, Inc. - MCI Group	22,418	154,460
WorldPort Communications, Inc. (a)	13,900	5,282
WorldQuest Networks, Inc. (a)	1,860	4,557
XETA Technologies, Inc. (a)	3,400	18,700
Z-Tel Technologies, Inc. (a)	13,100	28,165
		1,912,157
Wireless Telecommunication Services - 0.8%
@Track Communications, Inc. (a)	1,160	3,550
Aether Systems, Inc. (a)	11,400	47,880
AirGate PCS, Inc. (a)	4,200	38,556
Alamosa Holdings, Inc. (a)	14,170	51,862
American Tower Corp. Class A (a)	28,220	136,585
Aquis Communication Group, Inc. (a)	8,500	85
Arch Wireless, Inc. (a)	5,133	41
At Road, Inc. (a)	13,900	95,493
Boston Communications Group, Inc. (a)	5,900	50,799
Centennial Communications Corp. Class A (a)	11,500	52,325
Dobson Communications Corp. Class A (a)	10,520	25,353
EMS Technologies, Inc. (a)	2,800	55,860
GoAmerica, Inc. (a)	8,000	9,520
i3 Mobile, Inc. (a)	9,600	14,400
LCC International, Inc. (a)	1,900	9,709
Leap Wireless International, Inc. (a)	4,450	20,960
Metricom, Inc. (a)	14,500	870
Metro One Telecommunications, Inc. (a)	3,600	80,460
Motient Corp. (a)	3,900	332
Nextel Partners, Inc. Class A (a)	33,000	176,880
o2wireless Solutions, Inc. (a)	3,000	2,730
OmniSky Corp. (a)	21,335	235
PanAmSat Corp. (a)	27,400	589,374
Price Communications Corp. (a)	12,215	223,535
Rural Cellular Corp. Class A (a)	3,400	12,648
Telephone & Data Systems, Inc.	10,600	923,790
Triton PCS Holdings, Inc. Class A (a)	9,600	86,016
U.S. Unwired, Inc. Class A (a)	4,000	18,960
Ubiquitel, Inc. (a)	10,200	15,606
United States Cellular Corp. (a)	16,100	624,680
Western Wireless Corp. Class A (a)	10,700	86,991
Wireless Facilities, Inc. (a)	7,400	27,750
		3,483,835
TOTAL TELECOMMUNICATION SERVICES		5,395,992

	Shares	Value (Note 1)
UTILITIES - 3.2%
Electric Utilities - 1.7%
Allete, Inc.	18,800	$ 537,492
Alliant Energy Corp.	17,739	514,608
Black Hills Corp.	5,550	153,624
Central Vermont Public Service Corp.	5,400	89,910
CH Energy Group, Inc.	700	32,284
Cleco Corp.	9,800	211,680
Conectiv, Inc.	15,900	392,571
DPL, Inc.	25,633	592,379
DQE, Inc.	10,600	217,300
El Paso Electric Co. (a)	7,900	113,444
Empire District Electric Co.	6,500	133,445
Great Plains Energy, Inc.	8,400	214,452
Hawaiian Electric Industries, Inc.	8,600	368,424
IDACORP, Inc.	5,100	195,075
Madison Gas & Electric Co.	500	13,290
Northeast Utilities	27,500	505,450
NRG Energy, Inc. (a)	7,100	82,218
NSTAR	12,124	531,516
OGE Energy Corp.	14,400	315,792
Otter Tail Power Co.	1,200	33,684
PNM Resources, Inc.	5,400	145,476
Potomac Electric Power Co.	22,900	502,884
Puget Energy, Inc.	17,100	369,360
Reliant Resources, Inc.	8,500	89,760
RGS Energy Group, Inc.	5,200	205,192
UIL Holdings Corp.	700	38,479
Unisource Energy Corp.	10,400	184,496
Wisconsin Energy Corp.	19,200	464,064
WPS Resources Corp.	2,700	105,111
		7,353,460
Gas Utilities - 0.5%
AGL Resources, Inc.	15,300	340,425
Atmos Energy Corp.	2,800	62,440
Cascade Natural Gas Corp.	100	1,933
Energen Corp.	8,400	189,336
Laclede Group, Inc.	500	11,575
National Fuel Gas Co.	18,800	459,660
New Jersey Resources Corp.	1,000	45,590
Northwest Natural Gas Co.	5,000	131,700
NUI Corp.	100	2,271
ONEOK, Inc.	8,800	160,512
Piedmont Natural Gas Co., Inc.	8,700	278,487
SEMCO Energy, Inc.	105	790
South Jersey Industries, Inc.	300	9,135
Southern Union Co.	11,328	197,560
Southwest Gas Corp.	3,100	72,137
Southwestern Energy Co. (a)	800	8,960
UGI Corp.	2,600	75,140
WGL Holdings, Inc.	11,800	315,060
		2,362,711
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.7%
Avista Corp.	4,700	$ 68,620
Covanta Energy Corp. (a)	4,600	2,944
Energy East Corp.	20,564	401,409
MDU Resources Group, Inc.	14,550	424,133
NewPower Holdings, Inc. (a)	8,900	7,387
Northwestern Corp.	1,200	26,460
Questar Corp.	13,200	294,756
SCANA Corp.	20,235	561,521
Sierra Pacific Resources	11,754	189,827
Utilicorp United, Inc.	23,935	527,527
Vectren Corp.	16,332	408,300
Western Resources, Inc.	9,400	159,800
		3,072,684
Water Utilities - 0.3%
American States Water Co.	4,700	164,265
American Water Works, Inc.	18,800	810,468
Philadelphia Suburban Corp.	8,343	193,724
Southwest Water Co.	8,161	113,846
		1,282,303
TOTAL UTILITIES		14,071,158
TOTAL COMMON STOCKS (Cost $568,788,451)		439,262,341
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
USA Networks, Inc. $0.995	3,041	148,553
FINANCIALS - 0.0%
Real Estate - 0.0%
Criimi Mae, Inc. Series G, $1.50	135	736
Prime Retail, Inc. Series B, $2.125 (a)	60	10
		746
TOTAL CONVERTIBLE PREFERRED STOCKS		149,299

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mediq, Inc. Series A, $1.30 (a)	7	$ 0
FINANCIALS - 0.0%
Real Estate - 0.0%
Commercial Net Lease Realty, Inc. Series A, $2.25	1,514	35,882
TOTAL PREFERRED STOCKS (Cost $98,278)		185,181
U.S. Treasury Obligations - 1.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.61% to 1.72% 3/7/02 to 4/11/02 (c) (Cost $5,949,064)	$ 5,954,000	5,949,048
Money Market Funds - 22.1%
	Shares
Deutsche Daily Assets Fund Institutional, 2.07% (b) (Cost $98,581,390)	98,581,390	98,581,390
TOTAL INVESTMENT PORTFOLIO - 121.8% (Cost $673,417,183)		543,977,960
NET OTHER ASSETS - (21.8)%		(97,200,537)
NET ASSETS - 100%		$ 446,777,423
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
7 S&P Midcap 400 Index Contracts	March 2002	$ 1,769,075	$ 38,583
5 Nasdaq 100 Index Contracts	March 2002	680,250	(64,980)
16 Russell 2000 Index Contracts	March 2002	3,755,600	9,979
2 S&P 500 Index Contracts	March 2002	553,450	(3,962)
		$ 6,758,375	$ (20,380)

The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,184,264.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $193,089,620 and $143,952,985.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Deutsche Asset Management, Inc. The commissions paid to these affiliated firms were $10,416 for the period.

The fund participated in the security lending program during the period. At period end the fund received as collateral a Letter of Credit valued at $1,200.
Income Tax Information

At February 28, 2002, the aggregate cost of investment securities for income tax purposes was $683,244,289. Net unrealized depreciation aggregated $139,266,329, of which $86,371,437 related to appreciated investment securities and $225,637,766 related to depreciated investment securities.

At February 28, 2002, the fund had a capital loss carryforward of approximately $20,592,000 all of which will expire on February 28, 2010.
The fund hereby designates approximately $4,079,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending February 28, 2003 approximately $12,247,000 of losses recognized during the period November 1, 2001 to February 28, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002
Assets
Investment in securities, at value (including securities loaned of $93,944,178) (cost $673,417,183) - See accompanying schedule		$ 543,977,960
Cash		274,746
Receivable for investments sold		6,686
Receivable for fund shares sold		1,702,479
Dividends receivable		249,686
Redemption fees receivable		28
Other receivables		29,387
Total assets		546,240,972
Liabilities
Payable for investments purchased	$ 496,064
Payable for fund shares redeemed	217,863
Accrued management fee	29,236
Payable for daily variation on futures contracts	46,049
Other payables and accrued expenses	92,947
Collateral on securities loaned, at value	98,581,390
Total liabilities		99,463,549
Net Assets		$ 446,777,423
Net Assets consist of:
Paid in capital		$ 619,255,413
Undistributed net investment income		385,224
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(43,403,611)
Net unrealized appreciation (depreciation) on investments		(129,459,603)
Net Assets, for 19,779,877 shares outstanding		$ 446,777,423
Net Asset Value, offering price and redemption price per share ($446,777,423 ÷ 19,779,877 shares)		$22.59

Statement of Operations

	Year ended February 28, 2002
Investment Income Dividends		$ 4,713,575
Interest		292,090
Security lending		632,343
Total income		5,638,008
Expenses
Management fee	$ 1,041,499
Transfer agent fees	635,741
Accounting and security lending fees	166,781
Non-interested trustees' compensation	1,485
Registration fees	40,834
Audit	43,075
Legal	2,545
Miscellaneous	38,470
Total expenses before reductions	1,970,430
Expense reductions	(896,908)	1,073,522
Net investment income		4,564,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(37,106,013)
Foreign currency transactions	92
Futures contracts	(594,890)	(37,700,811)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,000,319
Futures contracts	344,376	1,344,695
Net gain (loss)		(36,356,116)
Net increase (decrease) in net assets resulting from operations		$ (31,791,630)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2002	Year ended February 28, 2001
Operations Net investment income	$ 4,564,486	$ 4,332,329
Net realized gain (loss)	(37,700,811)	22,696,175
Change in net unrealized appreciation (depreciation)	1,344,695	(215,813,305)
Net increase (decrease) in net assets resulting from operations	(31,791,630)	(188,784,801)
Distributions to shareholders From net investment income	(4,673,579)	(3,540,957)
From net realized gain	(6,560,934)	(27,401,141)
Total distributions	(11,234,513)	(30,942,098)
Share transactions Net proceeds from sales of shares	214,374,966	377,181,582
Reinvestment of distributions	10,801,966	29,506,940
Cost of shares redeemed	(172,757,278)	(208,860,641)
Net increase (decrease) in net assets resulting from share transactions	52,419,654	197,827,881
Redemption fees	173,128	328,186
Total increase (decrease) in net assets	9,566,639	(21,570,832)
Net Assets
Beginning of period	437,210,784	458,781,616
End of period (including undistributed net investment income of $385,224 and $1,161,153, respectively)	$ 446,777,423	$ 437,210,784
Other Information Shares
Sold	9,275,142	11,534,978
Issued in reinvestment of distributions	495,099	1,044,349
Redeemed	(7,641,463)	(6,844,579)
Net increase (decrease)	2,128,778	5,734,748

Financial Highlights

Years ended February 28,	2002	2001	2000 G	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.77	$ 38.50	$ 25.67	$ 26.77	$ 25.00
Income from Investment Operations
Net investment income D	.24	.27	.37	.32	.11
Net realized and unrealized gain (loss)	(1.81)	(12.10)	13.78	(.92)	1.43
Total from investment operations	(1.57)	(11.83)	14.15	(.60)	1.54
Less Distributions
From net investment income	(.25)	(.21)	(.24)	(.22)	(.07)
From net realized gain	(.37)	(1.71)	(1.12)	(.52)	-
Total distributions	(.62)	(1.92)	(1.36)	(.74)	(.07)
Redemption fees added to paid in capital D	.01	.02	.04	.24	.30
Net asset value, end of period	$ 22.59	$ 24.77	$ 38.50	$ 25.67	$ 26.77
Total Return B, C	(6.19)%	(31.29)%	57.35%	(1.33)%	7.39%
Ratios to Average Net Assets F
Expenses before expense reductions	.45%	.44%	.55%	.81%	1.64% A
Expenses net of voluntary waivers, if any	.25%	.25%	.27%	.31%	.26% A
Expenses net of all reductions	.25%	.24%	.27%	.31%	.26% A
Net investment income	1.05%	.88%	1.24%	1.25%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 446,777	$ 437,211	$ 458,782	$ 62,475	$ 35,255
Portfolio turnover rate	34%	45%	33%	29%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 1 year	Life of fund
Spartan International Index	-19.26%	-0.66%
MSCI® EAFE®	-18.81%	-2.43%
International Funds Average	-18.85%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital InternationalSM  Europe, Australasia and Far East (MSCI® EAFE ®) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 762 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Life of fund
Spartan International Index	-19.26%	-0.15%
MSCI EAFE	-18.81%	-0.57%
International Funds Average	-18.85%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. As the chart shows, by February 28, 2002, the value of the investment would have been $9,934 - a 0.66% decrease on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,757 - a 2.43% decrease.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan International Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Peter Kuntz, who oversees the Spartan International Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund.

Q. How did the fund perform, Peter?

A. It continued to be a difficult period for equity investors the world over. For the 12 months that ended February 28, 2002, the fund returned -19.26%. In comparison, the fund's benchmark - the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index - returned -18.81% during the same time frame. The international funds average, tracked by Lipper Inc., returned -18.85%.

Q. What general factors led to the overall decline of international stocks during the 12-month period?

A. A faster-than-expected economic slowdown throughout Europe was the primary catalyst, as European investors continued to grapple with many of the same issues faced by their U.S. counterparts - namely, a widespread deterioration in corporate earnings, a fall-off in economic output, overcapacity in several key sectors and rising job losses. The European Central Bank attempted to revive its regional economies by lowering interest rates several times during the period, but - similar to the story in the U.S. - those rate cuts may take a while to sink in. In terms of individual countries, the fund's investments in the U.K., France, Switzerland, Sweden and Germany detracted from performance as economic growth in each region remained stagnant. In Japan, the central bank moved to ease monetary policies further and create liquidity by purchasing additional government bonds. Investors, however, remained skeptical, perhaps due to the fact that many had seen similar gestures in the past in Japan prove to be ineffective. In terms of specific industries and sectors, the story wasn't so much about which stocks performed well, but which stocks managed to depreciate less.

Q. Which industries or sectors detracted the most from performance during the period?

A. The major culprits were telecommunications and technology stocks, which accounted for close to two-thirds of the EAFE index. Many of the stocks within these areas continued to suffer from ongoing concerns such as competitive pressures, overcapacity, diminished pricing power and less overall spending from the capital markets. Telecom equipment and wireless stocks, for instance, fell significantly during the period as slow subscriber growth and debt-heavy balance sheets contributed to the ills that plagued companies such as the U.K.'s Vodafone, France Telecom, Germany's Deutsche Telekom and Japan's Nippon Telegraph & Telephone. Swedish handset manufacturer Ericsson also declined in value during the period, due to these negative trends and to the fact that people were slow to upgrade their existing cell phones. Industrial stocks such as France's Alcatel also performed weakly during the period.

Q. Were there any pockets of the market that performed well during the period?

A. Some of the world's larger integrated energy stocks performed well, as did a smattering of consumer-staple stocks and health care holdings. On the energy side, the fund's positions in both British Petroleum and TotalFinaElf - based in France - provided a much-needed boost. Both companies executed their strategies well, and benefited from the positive results of consolidation occurring within the energy sector. Several consumer-staple investments also held up nicely against the difficult economic backdrop, including U.K. food and beverage company Diageo and U.K.-based retailer Marks & Spencer. Other individual contributors during the period included Germany's Dresdner Bank and the Royal Bank of Scotland. Healthcare stocks declined as a group, but the fund did realize great results from both AstraZeneca - headquartered in the U.K. - and Sanofi Synthelabo, based in France.

Q. What's your outlook, Peter?

A. While uncertainty reigned in global equity markets during the period, one truism remained firmly in place: Stock performance follows corporate earnings. Monetary policymakers around the world have certainly done their part over the past year, but, as in the U.S., it's going to take some time for those stimulative rate cuts to have a meaningful consequence. International investors also will be keeping a close watch on economic progress in the U.S.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page A-2.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of foreign stock markets

Fund number: 399

Trading symbol: FSIIX

Start date: November 5, 1997

Size: as of February 28, 2002, more than $305 million

Sub-adviser: Deutsche Asset Management, Inc., since inception

3

Annual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil & Gas)	2.9	2.5
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.4	2.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.0	1.8
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.7	1.4
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.7	1.6
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Banks)	1.6	1.4
Nokia Corp. (Finland, Communications Equipment)	1.6	1.0
TotalFinaElf SA Series B (France, Oil & Gas)	1.4	1.4
Nestle SA (Reg.) (Switzerland, Food Products)	1.4	1.1
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.3	1.1
	18.0
Market Sectors as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	25.5
Consumer Discretionary	12.9	12.8
Health Care	10.5	9.8
Industrials	8.1	9.2
Energy	8.1	7.0
Consumer Staples	7.9	7.3
Telecommunication Services	7.4	7.7
Information Technology	7.3	6.3
Materials	5.8	4.6
Utilities	4.9	4.8
Geographic Diversification (% of fund's net assets)
As of February 28, 2002
United Kingdom	25.3%
Japan	20.3%
France	10.0%
Germany	8.1%
Switzerland	7.5%
Netherlands	6.2%
Italy	4.2%
Australia	3.8%
Spain	3.1%
Other	11.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2001
Japan	23.0%
United Kingdom	22.5%
France	10.9%
Germany	8.3%
Switzerland	6.9%
Netherlands	6.1%
Italy	4.7%
Australia	3.2%
Spain	3.1%
Other	11.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2002

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1)
Australia - 3.5%
Amcor Ltd.	34,890	$ 136,598
AMP Ltd.	53,637	520,549
Aristocrat Leisure Ltd.	19,738	58,682
Australia & New Zealand Banking Group Ltd.	34,550	329,592
Australian Gas Light Co.	19,284	95,999
BHP Billiton Ltd.	171,903	1,047,924
Boral Ltd.	30,742	64,057
Brambles Industries Ltd.	47,162	221,904
Coca-Cola Amatil Ltd.	34,648	104,658
Cochlear Ltd.	2,339	45,646
Coles Myer Ltd.	41,902	189,356
Commonwealth Bank of Australia	57,767	966,483
Computershare Ltd.	22,625	30,415
CSL Ltd.	7,785	172,280
CSR Ltd.	48,604	161,842
ERG Ltd.	31,328	5,102
Fosters Group Ltd.	92,570	222,086
Futuris Corp. Ltd.	32,546	29,785
Gandel Retail Trust	26,544	15,509
Gandel Retail Trust unit (a)	1,033	588
General Property Trust	100,438	142,292
Goodman Fielder Ltd.	22,909	18,478
Harvey Norman Holdings Ltd.	17,920	31,132
Leighton Holdings Ltd.	11,822	64,488
Lend Lease Corp. Ltd.	23,906	146,226
M.I.M. Holdings Ltd.	88,122	59,870
Macquarie Bank Ltd.	5,557	93,237
Macquarie Infrastructure Group	38,902	69,595
Mayne Group Ltd.	43,502	128,658
Mirvac Group	32,117	64,764
National Australia Bank Ltd.	71,940	1,331,265
Newcrest Mining Ltd. (a)	7,569	17,807
News Corp. Ltd.	83,773	535,728
OneSteel Ltd.	17,779	13,476
Orica Ltd.	8,208	33,060
Pacific Dunlop Ltd.	10,198	5,958
Paperlinx Ltd.	4,478	12,433
QBE Insurance Group Ltd.	32,014	129,145
Rio Tinto Ltd.	14,899	308,164
Santos Ltd.	35,783	112,120
Southcorp Ltd.	34,480	117,307
Stockland Trust Group unit	45,322	101,468
Stockland Trust Group unit New	1,599	3,466
Suncorp-Metway Ltd.	18,579	127,763
Tabcorp Holdings Ltd.	14,725	85,257
Telstra Corp. Ltd.	238,989	637,617
Transurban Group unit	18,306	38,239
Wesfarmers Ltd.	17,695	293,982
Westfield Holdings Ltd.	12,952	109,721
Westfield Trust unit	98,893	166,181
Westfield Trust unit New	3,580	5,940

	Shares	Value (Note 1)
Westpac Banking Corp.	82,866	$ 708,156
WMC Ltd.	54,698	271,503
Woodside Petroleum Ltd.	13,900	100,381
Woolworths Ltd.	50,670	317,531
TOTAL AUSTRALIA		10,821,463
Austria - 0.2%
Boehler-Uddeholm AG	680	27,299
BWT AG	500	11,218
Erste Bank der Oesterreichischen Sparkassen AG	1,290	70,642
Flughafen Wien AG	1,170	32,991
Mayr Melnhof Karton AG	760	44,181
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	1,030	78,941
OMV AG	1,040	88,021
RHI AG	250	1,631
Telekom Austria AG (a)	9,006	72,623
VA Technologie AG	690	18,077
Voest-Alpine Stahl AG	360	9,948
Wienerberger AG	2,750	43,300
TOTAL AUSTRIA		498,872
Belgium - 1.1%
Agfa-Gevaert NV	6,353	77,673
Barco New NV	359	14,627
Bekaert SA	1,053	37,762
Colruyt NV	1,654	61,801
Compagnie Maritime Belge SA (CMB)	187	9,311
D'ieteren SA	188	29,422
Delhaize Freres & Compagnie Le Lion SA	3,276	146,035
Dexia SA	17,238	259,436
Electrabel SA	2,069	412,249
Fortis	45,676	1,018,053
Fortis (strip VVPR) (a)	1,764	15
Groupe Bruxelles Lambrt SA (GBL)	4,674	258,919
Interbrew SA	8,481	230,299
KBC Bancassurance Holding NV	9,228	285,304
Omega Pharma SA	229	9,969
Solvay SA	3,079	205,612
UCB SA	5,530	222,725
Umicore SA	638	26,450
TOTAL BELGIUM		3,305,662
Bermuda - 0.0%
SCMP Group Ltd.	58,000	32,721
Denmark - 0.9%
Bang & Olufsen AS Series B	349	8,772
Carlsberg AS Series B	1,300	53,651
D/S 1912 Series B	34	258,374
D/S Svenborg Series B	23	233,939
Danisco AS	3,210	114,087
Danske Bank AS	33,242	505,227
East Asiatic Co. Ltd. (a)	497	9,762
Common Stocks - continued
	Shares	Value (Note 1)
Denmark - continued
FLS Industries	759	$ 6,611
GN Store Nordic AS	4,992	23,170
Group 4 Falck AS	830	88,788
H. Lundbeck AS	1,800	54,294
ISS AS (a)	2,155	105,816
Navision AS (a)	811	25,505
NKT Holding AS	1,500	16,660
Novo-Nordisk AS Series B	14,166	552,331
Novozymes AS Series B	3,535	71,911
TDC AS	8,428	263,082
Topdanmark AS (a)	1,465	35,111
Vestas Wind Systems AS	5,238	123,395
William Demant Holding AS (a)	2,996	70,403
TOTAL DENMARK		2,620,889
Finland - 2.1%
Amer Group PLC (A Shares)	700	20,073
Fortum Oyj	12,800	65,623
Hartwall Oyj Abp (A Shares)	2,500	62,912
Instrumentarium Oyj	1,319	64,127
Kesko Oyj	3,900	35,245
Kone Oyj (B Shares)	800	69,516
Metso Oyj	7,200	81,334
Nokia Corp.	227,100	4,716,867
Orion-Yhtyma Oyj (B Shares)	1,200	22,429
Outokumpu Oyj (A Shares)	6,400	75,077
Pohjola Group Insurance Corp. (D Shares)	2,400	50,052
Rautaruukki Oyj (K Shares)	4,100	16,032
Sampo Oyj (A Shares)	15,200	118,740
Sonera Corp.	40,750	191,212
Stora Enso Oyj (R Shares)	15,900	207,245
TietoEnator Oyj	3,900	99,634
UPM-Kymmene Corp.	12,000	428,566
Uponor Oyj	700	12,591
Wartsila Oyj (B Shares)	2,100	41,295
TOTAL FINLAND		6,378,570
France - 9.3%
Accor SA	8,824	325,490
Air France Compagnie (Reg. D)	1,740	28,425
Alcatel SA (RFD)	51,367	703,214
Altran Technologies SA	1,911	91,165
Aventis SA (France)	33,219	2,463,189
AXA SA	68,739	1,287,198
BIC Ste	2,299	77,911
BNP Paribas SA	37,450	1,823,989
Bouygues SA	11,108	318,526
Business Objects SA	1,224	47,862
Cap Gemini SA	5,288	352,207
Carrefour SA	26,896	1,219,981
Casino Guichard Perrachon et Compagnie	2,909	191,985

	Shares	Value (Note 1)
Castorama Dubois Investissements SA	1,587	$ 78,604
Club Mediterranee SA	520	22,231
Compagnie de St. Gobain	3,688	575,241
Dassault Systemes SA	4,019	185,616
Essilor International SA	4,512	152,633
France Telecom SA	30,803	815,033
Groupe Danone	6,018	695,502
Imerys	591	62,448
L'Air Liquide	4,027	571,429
L'Oreal SA	22,561	1,584,034
Lafarge SA (Bearer)	5,785	500,174
Lagardere S.C.A. (Reg.)	6,130	250,566
Louis Vuitton Moet Hennessy (LVMH)	16,495	774,000
Michelin SA (Compagnie Generale des Etablissements) Series B	5,994	228,653
Pechiney SA Series A	3,268	168,964
Pernod-Ricard	2,258	176,588
Peugeot Citroen SA	9,223	403,121
Pinault Printemps-Redoute SA	4,375	459,620
Publicis Groupe SA	5,709	151,405
Renault SA	2,649	115,668
Sagem SA	1,206	73,095
Sanofi-Synthelabo SA	24,426	1,610,975
Schneider Electric SA	7,740	390,089
Societe Generale Series A	16,288	968,096
Sodexho Alliance SA	5,648	224,779
Suez SA (France)	40,812	1,141,928
Technip-Coflexip SA	835	105,498
Television Francaise 1 SA	1,416	33,123
Thales SA	5,582	182,621
Thomson Multimedia SA (a)	1,967	51,260
TotalFinaElf SA:
(strip VVPR) (a)	774	7
Series B	29,804	4,384,168
Unibail (Reg.)	2,094	109,175
Valeo SA	3,390	142,250
Vinci SA	3,272	200,446
Vivendi Universal SA	43,583	1,699,671
Zodiac SA	1,550	30,978
TOTAL FRANCE		28,250,831
Germany - 7.3%
Adidas-Salomon AG	2,100	136,750
Allianz AG (Reg.)	9,223	2,083,484
Altana AG	1,100	55,735
BASF AG	26,600	1,026,727
Bayer AG	33,750	1,080,702
Bayerische Hypo-und Vereinsbank AG	21,064	647,031
Beiersdorf AG	2,800	308,025
Buderus AG	3,250	75,375
Continental Gummi-Werke AG	6,600	97,037
DaimlerChrysler AG (Reg.)	44,242	1,764,371
Deutsche Bank AG	25,861	1,521,661
Deutsche Lufthansa AG (Reg.)	13,850	214,824
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Deutsche Post AG	7,400	$ 96,775
Deutsche Telekom AG (Reg.)	116,356	1,639,456
Douglas Holding AG	1,210	30,271
E.On AG	31,930	1,575,116
Epcos AG	2,900	112,743
Fresenius Medical Care AG	3,250	168,767
Gehe AG	2,850	113,919
Heidelberger Zement AG:
(strip VVRP) (a)	230	2
(Brussels)	230	10,453
(Frankfurt)	2,165	98,767
Infineon Technologies AG	8,350	192,204
Kamps AG	3,000	28,024
Karstadt Quelle AG	4,000	139,484
Linde AG	4,683	213,679
MAN AG	4,650	110,470
Merck Kgaa	5,450	161,016
Metro AG	10,580	353,857
MLP AG	1,500	77,658
Muenchener Rueckversicherungs- Gesellschaft AG (Reg.)	6,132	1,502,609
Preussag AG	7,743	222,033
RWE AG	20,850	752,424
SAP AG	12,450	1,699,791
Schering AG	8,800	528,162
SGL Carbon AG (a)	650	12,313
Siemens AG (Reg.)	41,000	2,411,945
Thyssen Krupp AG	20,250	305,295
Volkswagen AG	13,200	634,758
WCM Beteiligungs-und Grundbesitz AG	11,166	101,393
TOTAL GERMANY		22,305,106
Greece - 0.3%
Alpha Bank AE	8,330	128,698
Aluminium of Greece SA	450	13,600
Bank of Piraeus (Reg.)	4,170	26,959
Coca Cola Hellenic Bottling Co. SA (Bearer)	5,410	73,054
Commercial Bank of Greece	3,460	92,843
EFG Eurobank Ergasias SA	6,620	77,888
Hellenic Petroleum SA	6,420	30,683
Hellenic Technodomiki SA	5,200	26,840
Hellenic Telecommunication Organization SA (OTE)	13,400	199,810
Intracom SA (Reg.)	3,390	24,391
National Bank of Greece SA	9,920	207,224
Panafon Hellenic Telecom SA	10,610	51,630
Titan Cement Co. (Reg.)	1,610	55,737
Viohalco SA	5,810	42,812
TOTAL GREECE		1,052,169

	Shares	Value (Note 1)
Hong Kong - 1.9%
ASM Pacific Technology Ltd.	18,000	$ 34,850
Bank of East Asia Ltd.	66,922	127,421
Cathay Pacific Airways Ltd.	108,000	162,016
Cheung Kong Holdings Ltd.	39,000	325,031
Cheung Kong Infrastructure Holdings Ltd.	8,000	12,617
CLP Holdings Ltd.	107,600	433,201
Esprit Holdings Ltd.	47,085	80,294
Giordano International Ltd.	48,662	24,801
Hang Seng Bank Ltd.	64,200	703,798
Henderson Land Development Co. Ltd.	51,000	198,788
Hong Kong & China Gas Co. Ltd.	215,193	300,747
Hong Kong Electric Holdings Ltd.	34,500	129,166
Hong Kong Exchanges & Clearing Ltd.	9,000	12,636
Hutchison Whampoa Ltd.	151,200	1,231,041
Hysan Development Ltd.	37,042	37,758
Johnson Electric Holdings Ltd.	142,000	163,862
Li & Fung Ltd.	114,000	153,476
MTR Corp. Ltd.	21,000	28,541
New World Development Co. Ltd.	97,362	79,270
Pacific Century CyberWorks Ltd. (a)	624,162	151,254
QPL International Holdings Ltd. warrants 1/28/04 (a)	1,600	78
Shangri-La Asia Ltd.	88,000	75,597
Sino Land Co.	153,357	52,107
Sun Hung Kai Properties Ltd.	92,215	659,164
Swire Pacific Ltd. (A Shares)	65,000	353,367
Television Broadcasts Ltd.	20,000	89,752
Wharf Holdings Ltd.	95,228	209,400
TOTAL HONG KONG		5,830,033
Ireland - 0.6%
Allied Irish Banks PLC	43,628	489,046
Bank of Ireland	25,627	249,408
CRH PLC	25,443	425,592
DCC PLC (Ireland)	2,175	21,735
Elan Corp. PLC (a)	16,220	225,510
Greencore Group PLC	2,355	6,507
Independent News & Media PLC (Ireland)	16,952	25,778
Iona Technologies PLC (a)	530	8,290
Irish Life & Permanent PLC	14,103	156,861
Jefferson Smurfit Group PLC	56,878	130,974
Kerry Group PLC Class A	6,841	91,248
Ryanair Holdings PLC	20,709	125,066
Waterford Wedgwood PLC unit	17,801	11,911
TOTAL IRELAND		1,967,926
Italy - 3.7%
Alitalia Linee Aeree Ital Class A (a)	64,720	47,859
Alleanza Assicurazioni Spa	13,620	132,399
Assicurazioni Generali Spa	50,472	1,253,451
Autogrill Spa	8,390	85,044
Common Stocks - continued
	Shares	Value (Note 1)
Italy - continued
Autostrade Spa	44,225	$ 323,613
Banca di Roma Spa	55,689	130,849
Banca Fideuram Spa	8,677	58,585
Banca Nazionale del Lavoro (BNL)	42,900	88,498
Banca Popolare di Milano	12,757	47,999
Benetton Group Spa	6,881	83,650
Bipop-Carire Spa	73,358	96,700
Bulgari Spa	9,653	74,552
Enel Spa	133,312	751,000
ENI Spa	149,558	2,061,920
Fiat Spa	13,226	168,001
Gruppo Editoriale L'espresso Spa	11,600	36,368
Intesabci Spa	206,485	483,551
Italcementi Spa	6,063	46,620
Italgas Spa	12,643	120,056
La Rinascente Spa	12,406	42,237
Luxottica Group Spa	2,997	53,048
Mediaset Spa	38,958	316,691
Mediobanca Spa	26,482	285,780
Mediolanum Spa	1,994	15,194
Mondadori Spa	9,333	59,121
Parmalat Finanziaria Spa	26,280	81,570
Pirelli Spa	63,253	95,252
Riunione Adriatica di Sicurta Spa (RAS)	23,720	279,038
San Paolo IMI Spa	50,067	511,236
Seat Pagine Gialle Spa (a)	124,770	94,812
Snia Spa	21,937	38,105
Telecom Italia Mobile Spa	282,507	1,328,316
Telecom Italia Spa	138,824	1,139,745
Tiscali Spa (a)	7,457	60,035
Unicredito Italiano Spa	176,769	689,987
TOTAL ITALY		11,180,882
Japan - 19.2%
77 Bank Ltd.	17,000	63,731
Acom Co. Ltd.	5,000	274,618
Advantest Corp.	3,900	257,393
Aeon Co. Ltd.	13,000	262,646
Aiful Corp.	1,000	49,985
Ajinomoto Co., Inc.	28,000	234,660
All Nippon Airways Co. Ltd. (a)	11,000	28,315
Alps Electric Ltd.	7,000	63,432
Amada Co. Ltd.	15,000	70,488
Amano Corp.	2,000	12,421
Aoyama Trading Co. Ltd.	3,100	24,356
Asahi Bank Ltd. (a)	130,000	110,895
Asahi Breweries Ltd.	21,000	162,638
Asahi Glass Co. Ltd.	46,000	256,091
Asahi Kasei Corp.	63,000	187,623
Asatsu-DK, Inc.	2,000	39,509
Autobacs Seven Co. Ltd.	2,000	43,325
Bank of Fukuoka Ltd.	28,000	87,579

	Shares	Value (Note 1)
Bank of Yokohama Ltd.	50,000	$ 164,621
Banyu Pharmaceutical Co. Ltd.	1,000	13,170
Benesse Corp.	4,200	87,369
Bridgestone Corp.	36,000	453,906
Canon, Inc.	40,000	1,385,600
Capcom Co. Ltd.	1,000	22,598
Casio Computer Co. Ltd.	13,000	48,152
Central Japan Railway Co.	72	391,679
Chiba Bank Ltd.	16,000	53,637
Chubu Electric Power Co., Inc.	13,400	220,593
Chugai Pharmaceutical Co. Ltd.	11,000	114,083
Citizen Watch Co. Ltd.	14,000	69,874
Credit Saison Co. Ltd.	6,800	131,532
CSK Corp.	3,600	77,851
Dai Ei, Inc. (a)	33,000	25,187
Dai Nippon Printing Co. Ltd.	31,000	298,541
Daicel Chemical Industries Ltd.	17,000	47,194
Daifuku Co. Ltd.	5,000	17,472
Daiichi Pharmaceutical Co. Ltd.	12,000	226,280
Daikin Industries Ltd.	10,000	168,363
Dainippon Ink & Chemicals, Inc.	35,000	52,903
Daito Trust Construction Co.	5,000	70,750
Daiwa Bank Holdings, Inc. (a)	91,000	77,626
Daiwa House Industry Co. Ltd.	24,000	118,707
Daiwa Securities Group, Inc.	58,000	351,975
Denki Kagaku Kogyo Kabushiki Kaisha	23,000	48,878
Denso Corp.	34,000	519,006
East Japan Railway Co.	155	591,515
Ebara Corp.	14,000	75,217
Eisai Co. Ltd.	12,000	289,135
FamilyMart Co. Ltd.	1,000	16,088
Fanuc Ltd.	8,200	419,695
Fast Retailing Co. Ltd.	800	14,128
Fast Retailing Co. Ltd. (New) (a)	800	14,427
Fuji Machine Manufacturing Co. Ltd.	2,000	30,530
Fuji Photo Film Co. Ltd.	22,000	694,702
Fuji Soft ABC, Inc.	1,300	38,813
Fuji Television Network, Inc.	16	79,018
Fujikura Ltd.	17,000	56,607
Fujisawa Pharmaceutical Co. Ltd.	5,000	105,133
Fujitsu Ltd.	82,000	538,117
Furukawa Electric Co. Ltd.	27,000	123,242
Gunma Bank Ltd.	21,000	93,969
Hankyu Department Stores, Inc.	8,000	44,957
Hirose Electric Co. Ltd.	1,600	114,696
Hitachi Ltd.	136,000	850,136
Hitachi Zosen Corp. (a)	44,000	19,425
Hokuriku Bank Ltd. (a)	14,000	19,904
Honda Motor Co. Ltd.	36,000	1,433,520
House Foods Corp.	5,000	42,016
Hoya Corp.	5,100	335,828
Isetan Co. Ltd.	9,000	73,541
Ishikawajima-Harima Heavy Industries Co. Ltd.	58,000	79,856
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Ito-Yokado Co. Ltd.	17,000	$ 683,104
Itochu Corp.	65,000	177,529
ITOCHU TECHNO-SCIENCE Corp. (CTC)	1,000	33,598
Japan Airlines Co. Ltd.	61,000	164,322
Japan Energy Corp.	50,000	60,985
Japan Tobacco, Inc.	64	363,963
JGC Corp.	12,000	81,084
Joyo Bank Ltd.	41,000	110,753
Kajima Corp.	43,000	107,146
Kamigumi Co. Ltd.	11,000	41,238
Kanebo Ltd. (a)	27,000	43,438
Kaneka Corp.	14,000	84,122
Kansai Electric Power Co., Inc.	37,800	540,525
Kao Corp.	26,000	489,300
Katokichi Co. Ltd.	2,000	26,863
Kawasaki Heavy Industries Ltd. (a)	62,000	53,352
Kawasaki Kisen Kaisha Ltd.	11,000	12,676
Kawasaki Steel Corp.	134,000	148,399
Keihin Electric Express Railway Co. Ltd.	23,000	91,559
Keio Electric Railway Co. Ltd.	15,000	63,866
Keyence Corp.	700	128,592
Kikkoman Corp.	10,000	49,087
Kinden Corp.	11,000	39,098
Kinki Nippon Railway Co. Ltd.	77,000	234,503
Kirin Brewery Co. Ltd.	40,000	257,707
Kokuyo Co. Ltd.	6,000	47,815
Komatsu Ltd.	43,000	140,931
Komori Corp.	3,000	34,907
Konami Corp.	5,300	98,155
Konica Corp.	16,000	95,421
Koyo Seiko Co. Ltd.	7,000	30,275
Kubota Corp.	59,000	164,232
Kuraray Co. Ltd. (a)	19,000	114,591
Kurita Water Industries Ltd.	6,000	72,284
Kyocera Corp.	7,900	470,050
Kyowa Exeo Corp.	4,000	19,156
Kyowa Hakko Kogyo Co. Ltd.	18,000	88,087
Kyushu Electric Power Co., Inc.	8,500	120,911
Lawson, Inc.	1,000	24,469
Makita Corp.	1,000	5,852
Marubeni Corp. (a)	66,000	49,386
Marui Co. Ltd.	16,000	167,615
Matsushita Communication Industrial Co. Ltd.	2,000	68,243
Matsushita Electric Industrial Co. Ltd.	90,000	1,085,400
Matsushita Electric Works Co. Ltd.	11,000	81,899
Meiji Dairies Corp.	10,000	23,122
Meiji Seika Kaisha Ltd.	17,000	57,116
Meitec Corp.	2,000	47,441
Minebea Co. Ltd.	17,000	97,568
Mitsubishi Chemical Corp.	90,000	193,280
Mitsubishi Corp.	61,000	424,042

	Shares	Value (Note 1)
Mitsubishi Electric Corp.	89,000	$ 320,331
Mitsubishi Estate Co. Ltd.	50,000	350,195
Mitsubishi Gas Chemical Co., Inc.	21,000	36,613
Mitsubishi Heavy Industries Ltd.	151,000	413,544
Mitsubishi Logistics Corp.	8,000	52,380
Mitsubishi Materials Corp.	50,000	77,821
Mitsubishi Rayon Co. Ltd.	29,000	76,601
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	209	1,276,990
Mitsui & Co. Ltd.	66,000	368,423
Mitsui Chemicals, Inc.	15,000	56,009
Mitsui Engineering & Shipbuilding Co. (a)	12,000	10,775
Mitsui Fudosan Co. Ltd.	37,000	275,202
Mitsui Mining & Smelting Co. Ltd.	27,000	91,320
Mitsui Sumitomo Insurance Co. Ltd.	60,610	262,595
Mitsui Trust Holdings, Inc. (a)	39,000	53,113
Mitsukoshi Ltd.	22,000	55,313
Mizuho Holdings, Inc.	337	637,990
Mori Seiki Co. Ltd.	4,000	30,470
Murata Manufacturing Co. Ltd.	11,000	684,825
Namco Ltd. (a)	2,200	36,958
NEC Corp.	72,000	524,214
NGK Insulators Ltd.	16,000	103,801
NGK Spark Plug Co. Ltd.	10,000	87,998
Nichirei Corp.	9,000	21,887
Nidec Corp.	2,300	149,042
Nikko Cordial Corp.	31,000	119,463
Nikon Corp.	15,000	135,813
Nintendo Co. Ltd.	5,500	812,407
Nippon COMSYS Corp.	6,000	27,926
Nippon Express Co. Ltd.	44,000	156,390
Nippon Meat Packers, Inc.	9,000	78,120
Nippon Mitsubishi Oil Corp.	67,000	285,768
Nippon Sheet Glass Co. Ltd.	20,000	57,767
Nippon Shokubai Co. Ltd.	8,000	31,248
Nippon Steel Corp.	283,000	427,761
Nippon Telegraph & Telephone Corp.	367	1,175,134
Nippon Unipac Holding	44	220,922
Nippon Yusen Kabushiki Kaisha	53,000	166,963
Nishimatsu Construction (a)	12,000	31,877
Nissan Motor Co. Ltd.	146,000	936,590
Nisshin Seifun Group, Inc.	11,000	60,334
Nisshinbo Industries, Inc.	10,000	36,292
Nissin Food Products Co. Ltd.	5,000	86,426
Nitto Denko Corp.	7,000	188,566
NKK Corp. (a)	84,000	68,512
Nomura Holdings, Inc.	85,000	973,137
NSK Ltd.	25,000	98,586
NTN Corp.	23,000	49,910
NTT Data Corp.	35	116,283
NTT DoCoMo, Inc.	91	946,498
Obayashi Corp.	34,000	87,519
OJI Paper Co. Ltd.	43,000	206,892
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Okumura Corp.	12,000	$ 34,301
Olympus Optical Co. Ltd.	11,000	146,101
Omron Corp.	11,000	137,459
Onward Kashiyama Co. Ltd.	7,000	58,613
Oracle Corp. Japan	1,000	61,359
Oriental Land Co. Ltd.	3,600	206,076
ORIX Corp.	3,700	282,677
Osaka Gas Co. Ltd.	99,000	225,943
Pioneer Corp.	8,000	153,248
Promise Co. Ltd.	4,900	207,161
Ricoh Co. Ltd.	14,000	248,803
Rohm Co. Ltd.	5,200	752,918
Sankyo Co. Ltd.	18,000	263,319
Sanrio Co. Ltd.	3,000	21,438
Sanyo Electric Co. Ltd.	78,000	333,269
Sapporo Breweries Ltd.	17,000	42,106
Secom Co. Ltd.	10,000	445,226
SEGA Corp. (a)	6,000	93,834
Seiyu Ltd. (a)	13,000	28,210
Sekisui Chemical Co. Ltd.	25,000	60,611
Sekisui House Ltd.	30,000	193,729
Seven Eleven Japan Co. Ltd.	9,000	276,788
Sharp Corp.	46,000	550,733
Shimamura Co. Ltd.	1,300	73,541
SHIMANO, Inc.	5,000	59,039
SHIMIZU Corp.	32,000	104,879
Shin-Etsu Chemical Co. Ltd.	18,000	684,226
Shionogi & Co. Ltd.	15,000	218,759
Shiseido Co. Ltd.	18,000	169,171
Shizuoka Bank Ltd.	33,000	194,089
Showa Denko KK (a)	45,000	58,254
Showa Shell Sekiyu K.K. Co.	13,000	83,658
Skylark Co. Ltd.	5,000	84,743
SMC Corp. (a)	2,800	311,763
Snow Brand Milk Products Co. Ltd. (a)	16,000	15,085
Softbank Corp.	12,200	164,596
Sony Corp.	39,700	1,834,140
Stanley Electric Co. Ltd.	4,000	30,230
Sumitomo Chemical Co. Ltd.	64,000	238,970
Sumitomo Corp.	41,000	211,995
Sumitomo Electric Industries Ltd.	31,000	197,171
Sumitomo Forestry Co. Ltd.	8,000	44,897
Sumitomo Heavy Industries Ltd. (a)	25,000	14,591
Sumitomo Metal Industries Ltd. (a)	162,000	61,823
Sumitomo Metal Mining Co. Ltd.	26,000	99,805
Sumitomo Mitsui Banking Corp.	209,000	775,696
Sumitomo Osaka Cement Co. Ltd.	17,000	21,752
Sumitomo Realty & Development Co. Ltd.	6,000	28,465
Sumitomo Trust & Banking Ltd.	19,000	63,978
Taiheiyo Cement Corp.	44,000	63,215
Taisei Corp.	42,000	93,340
Taisho Pharmaceutical Co. Ltd.	12,000	179,407

	Shares	Value (Note 1)
Taiyo Yuden Co. Ltd.	5,000	$ 73,331
Takara Shuzo Co. Ltd.	10,000	68,168
Takashimaya Co. Ltd.	13,000	66,342
Takeda Chemical Industries Ltd.	39,000	1,584,630
Takefuji Corp.	5,100	311,022
TDK Corp.	3,000	136,486
Teijin Ltd.	42,000	141,425
Teikoku Oil Co. Ltd.	12,000	48,668
Terumo Corp.	9,000	109,571
The Daimaru, Inc.	13,000	38,911
TIS, Inc.	2,000	36,142
Tobu Railway Co. Ltd.	38,000	94,119
Toda Corp.	13,000	30,934
Toho Co. Ltd.	800	8,949
Toho Co. Ltd. New	7,200	80,545
Tohoku Electric Power Co., Inc.	21,800	284,163
Tokio Marine & Fire Insurance Co. Ltd.	61,000	438,649
Tokyo Broadcasting System, Inc.	3,000	49,274
Tokyo Electric Power Co.	58,400	1,105,597
Tokyo Electron Ltd.	7,700	498,391
Tokyo Gas Co. Ltd.	122,000	314,951
Tokyo Style Co. Ltd.	5,000	44,148
Tokyu Corp.	50,000	143,670
TonenGeneral Sekiyu KK	6,000	45,166
Toppan Printing Co. Ltd.	30,000	257,932
Toray Industries, Inc.	64,000	154,684
Toshiba Corp.	140,000	518,557
Tosoh Corp.	28,000	67,674
Tostem Inax Holding Corp.	13,664	183,530
Toto Ltd.	16,000	67,525
Toyo Seikan Kaisha Ltd.	9,000	115,968
Toyobo Co. Ltd.	29,000	36,456
Toyota Industries Corp.	4,000	58,515
Toyota Motor Corp.	133,600	3,436,860
Trans Cosmos, Inc.	1,000	23,271
Trend Micro, Inc. (a)	2,000	44,597
Ube Industries Ltd.	39,000	38,230
UFJ Holdings, Inc. (a)	57	121,131
Uni-Charm Corp.	3,000	73,855
Uny Co. Ltd.	8,000	70,638
Wacoal Corp.	6,000	45,121
West Japan Railway Co.	25	88,297
World Co. Ltd.	2,500	56,121
Yakult Honsha Co. Ltd.	8,000	65,729
Yamaha Corp.	9,000	57,917
Yamaichi Securities Co. Ltd. (a)	3,000	0
Yamanouchi Pharmaceutical Co. Ltd.	16,000	417,839
Yamato Transport Co. Ltd.	19,000	300,696
Yamazaki Baking Co. Ltd.	9,000	47,007
Yasuda Fire & Marine Insurance Co. Ltd.	16,000	74,588
Yokogawa Electric Corp.	12,000	95,271
TOTAL JAPAN		58,504,499
Common Stocks - continued
	Shares	Value (Note 1)
Luxembourg - 0.1%
Arcelor SA (a)	16,118	$ 224,092
Netherlands - 6.2%
ABN AMRO Holding NV	70,158	1,227,201
Aegon NV	53,863	1,177,595
Akzo Nobel NV	13,539	600,000
ASML Holding NV (a)	21,728	447,469
Buhrmann NV	6,470	75,055
EADS NV	8,172	103,462
Elsevier NV	34,194	439,751
Getronics NV	13,464	35,216
Hagemeyer NV	5,819	102,190
Heineken NV (Bearer)	14,584	596,761
IHC Caland NV	1,070	54,950
ING Groep NV (Certificaten Van Aandelen)	88,619	2,116,881
James Hardie Industries NV	26,292	78,847
KLM Royal Dutch Airlines NV	1,574	21,706
Koninklijke Ahold NV	37,733	873,803
Koninklijke KPN NV	78,536	376,706
Koninklijke Philips Electronics NV	62,302	1,634,947
Numico NV	1,456	32,579
Oce NV	1,984	20,343
QIAGEN NV (a)	6,736	105,651
Royal Dutch Petroleum Co. (Hague Registry)	100,549	5,165,202
STMicroelectronics NV	31,974	952,151
TPG NV	19,851	410,194
Unilever NV (Certificaten Van Aandelen)	27,309	1,594,666
Vedior NV (Certificaten Van Aandelen)	3,923	44,316
Vendex KBB NV	2,653	29,969
VNU NV	4,902	145,678
Wolters Kluwer NV (Certificaten Van Aandelen)	13,823	299,086
TOTAL NETHERLANDS		18,762,375
New Zealand - 0.1%
Auckland International Airport Ltd.	13,915	23,866
Carter Holt Harvey Ltd.	83,397	69,584
Contact Energy Ltd.	25,284	42,619
Fisher & Paykel Appliances Holdings Ltd. (a)	2,263	8,964
Fisher & Paykel Healthcare Corp.	4,719	21,079
Fletcher Building Ltd.	13,003	16,767
Fletcher Challenge Forests Ltd. (a)	29,679	3,002
Fletcher Challenge Forests Ltd. (PN) (a)	59,358	5,753
Telecom Corp. of New Zealand Ltd.	89,044	190,242
The Warehouse Group Ltd.	15,428	42,974
TOTAL NEW ZEALAND		424,850
Norway - 0.5%
Bergesen dy ASA:
(A Shares)	2,500	46,748
(B Shares)	800	13,788

	Shares	Value (Note 1)
DnB Holding ASA	30,850	$ 155,338
Elkem AS	2,400	48,393
Frontline Ltd.	3,700	40,637
Gjensidige NOR Sparebank (primary capital certificate)	650	21,160
Kvaerner ASA (a)	8,021	7,165
Merkantildata ASA (a)(c)	8,750	6,604
Norsk Hydro AS	10,050	429,061
Norske Skogindustrier AS (A Shares)	4,850	87,959
Opticom ASA (a)	560	18,830
Orkla AS (A Shares)	9,871	170,124
Petroleum Geo-Services ASA (a)	4,600	25,649
Schibsted AS (B Shares)	3,200	31,180
Smedvig ASA (A Shares)	2,650	19,552
Statoil ASA	20,700	150,399
Storebrand ASA (A Shares)	13,550	79,370
Tandberg ASA (a)	6,700	77,737
Telenor ASA (a)	29,250	113,673
Tomra Systems AS	9,450	76,644
TOTAL NORWAY		1,620,011
Portugal - 0.4%
Banco Comercial Portuges SA (Reg.)	93,821	328,549
Banco Espirito Santo SA (BES) New	3,558	35,555
Banco Espirito Santo SA (BES) (Reg.)	7,116	71,110
BPI-SGPS SA	25,108	53,453
Brisa Auto-Estradas de Portugal SA	23,164	101,849
Cimpor-Cimentos de Portugal SGPS SA	4,714	82,908
Electricidade de Portugal SA	113,854	220,622
Jeronimo Martins SGPS SA (a)	2,627	18,947
Portugal Telecom SGPS SA (Reg.)	53,552	379,252
Sonae SGPS SA	80,841	57,602
TOTAL PORTUGAL		1,349,847
Singapore - 1.0%
CapitaLand Ltd.	81,000	86,695
Chartered Semiconductor Manufacturing Ltd. (a)	42,000	95,869
City Developments Ltd.	33,000	122,539
Creative Technology Ltd.	4,000	47,181
Cycle & Carriage Ltd.	6,206	15,250
DBS Group Holdings Ltd.	58,327	429,987
Fraser & Neave Ltd.	16,000	67,276
Haw Par Corp. Ltd.	7,000	15,825
Hotel Properties Ltd.	11,000	7,809
Keppel Corp. Ltd.	38,000	85,494
Neptune Orient Lines Ltd. (a)	55,000	36,041
Oversea-Chinese Banking Corp. Ltd.	54,824	380,213
Overseas Union Enterprises Ltd.	10,000	37,133
Parkway Holdings Ltd.	22,000	10,752
Sembcorp Industries Ltd.	76,969	68,931
Singapore Airlines Ltd.	44,000	326,771
Singapore Press Holdings Ltd.	17,048	203,878
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - continued
Singapore Technologies Engineering Ltd.	109,000	$ 144,044
Singapore Telecommunications Ltd.	297,000	262,739
United Overseas Bank Ltd.	55,616	422,150
United Overseas Land Ltd.	28,000	26,911
Venture Manufacturing (Singapore) Ltd.	11,000	88,300
Wing Tai Holdings Ltd.	39,000	20,445
TOTAL SINGAPORE		3,002,233
Spain - 2.8%
Acerinox SA (Reg.)	2,842	97,177
Actividades de Construccion y Servicios SA (ACS)	2,847	76,072
Aguas de Barcelona SA	5,998	67,756
Altadis SA	13,062	217,357
Amadeus Global Travel Distribution SA Series A (a)	2,593	17,282
Autopistas Concesionaria Espanola SA (ACESA)	8,744	81,300
Banco Bilbao Vizcaya Argentaria SA	136,654	1,584,065
Banco Santander Central Hispano SA	185,298	1,484,556
Corporacion Mapfre Compania Internacional de Reaseguros SA (Reg.)	7,782	54,097
Endesa SA	43,009	648,042
Fomento Construcciones y Contratas SA (FOCSA)	3,766	81,812
Gas Natural SDG SA Series E	12,649	221,586
Grupo Dragados SA	6,739	84,032
Iberdrola SA	37,154	469,746
Inditex SA	8,715	171,602
Metrovacesa SA	3,148	46,092
Promotora de Informaciones SA (PRISA)	2,073	19,418
Repsol YPF SA	46,984	583,414
Sol Melia SA	8,221	55,792
Telefonica SA	193,577	2,267,454
TelePizza SA (a)	7,620	9,402
Terra Networks SA (a)	6,462	48,290
Union Fenosa SA	12,673	195,467
Vallehermoso SA	3,752	26,343
Zeltia SA	8,256	69,086
TOTAL SPAIN		8,677,240
Sweden - 2.3%
Abb Ltd. (Sweden)	4,024	28,933
Assa Abloy AB (B Shares)	15,600	197,410
Atlas Copco AB:
(A Shares)	6,385	151,498
(B Shares)	3,085	69,945
Drott AB (B Shares)	3,700	39,550
Electrolux AB (B Shares)	17,600	317,205
Gambro AB:
(A Shares)	12,600	74,287
(B Shares)	5,800	34,196
Hennes & Mauritz AB (H&M) (B Shares)	32,000	556,796
Holmen AB (B Shares)	1,000	24,542

	Shares	Value (Note 1)
Modern Times Group AB (MTG) (B Shares) (a)	2,950	$ 66,319
Nordea AB	130,378	681,194
OM AB	3,500	39,761
Sandvik AB	12,800	309,843
SAPA AB	900	13,373
SAS AB (a)	2,800	20,266
Securitas AB (B Shares)	16,600	333,397
Skandia Foersaekrings AB	47,000	245,564
Skandinaviska Enskilda Banken (A Shares)	29,680	278,843
Skanska AB (B Shares)	22,700	168,654
SKF AB:
(A Shares)	400	9,127
(B Shares)	2,600	61,067
SSAB Swedish Steel AB (A Shares)	3,800	40,801
Svenska Cellulosa AB (SCA) (B Shares)	10,300	332,271
Svenska Handelsbanken AB:
(A Shares)	29,600	402,949
(B Shares)	2,200	28,894
Swedish Match Co.	19,308	124,017
Tele2 AB (B Shares) (a)	5,500	147,635
Telefonaktiebolaget LM Ericsson AB (B Shares)	386,900	1,632,718
Telia AB	56,900	198,011
Trelleborg AB (B Shares)	3,200	29,757
Volvo AB:
(A Shares)	6,340	107,884
(B Shares)	12,660	223,317
WM-Data AB (B Shares)	16,200	39,292
TOTAL SWEDEN		7,029,316
Switzerland - 7.5%
Abb Ltd. (Switzerland) (Reg.)	54,688	391,480
Adecco SA	6,900	415,675
Ascom Holding AG (Reg.)	1,076	13,883
Charles Voegele Holding AG	417	13,144
Ciba Specialty Chemicals Holding AG	1,800	130,442
Compagnie Financiere Richemont unit	10,400	217,522
Credit Suisse Group (Reg.)	54,860	1,903,761
Forbo Holding AG (Reg.)	30	8,095
Georg Fischer AG (Reg.)	170	29,347
Givaudan AG	461	152,100
Holcim Ltd. (Bearer)	1,455	306,036
Kudelski SA (Bearer)	2,000	102,516
Kuoni Reisen Holding AG Class B (Reg.)	120	31,532
Logitech International SA (Reg.) (a)	1,300	55,032
Lonza Group AG	260	164,673
Nestle SA (Reg.)	18,910	4,194,671
Novartis AG (Reg.)	138,000	5,264,538
Phonak Holding AG	900	15,377
PubliGroupe SA (Reg.)	84	16,678
Roche Holding AG:
(Bearer)	5,100	451,467
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Roche Holding AG: - continued
(participation certificate)	33,700	$ 2,377,644
Schindler Holding AG	10	14,735
Serono SA Series B	130	98,651
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	285	54,824
Sulzer AG (Reg.)	200	37,530
Sulzer Medica AG (Reg.)	400	31,462
Swiss Reinsurance Co. (Reg.)	14,300	1,291,154
Swisscom AG (Reg.)	2,360	690,355
Syngenta AG (Switzerland) (a)	5,606	310,802
The Swatch Group AG:
(Bearer)	1,750	147,182
(Reg.)	6,600	120,933
UBS AG (Reg.)	63,646	2,956,747
Unaxis Holding AG (Reg.)	647	68,234
Valora Holding AG	180	30,437
Zurich Financial Services AG	4,050	786,234
TOTAL SWITZERLAND		22,894,893
United Kingdom - 25.0%
3i Group PLC	30,798	298,918
AMEC PLC	12,438	76,309
Amersham PLC	30,945	313,937
Amvescap PLC	38,824	469,233
ARM Holdings PLC (a)	51,647	207,096
Association British Ports Holdings PLC	4,170	26,293
AstraZeneca PLC:
(Sweden)	4,994	255,179
(United Kingdom)	78,367	3,995,150
AWG PLC	15,522	114,364
BAA PLC	51,821	468,820
BAE Systems PLC	115,260	519,332
Balfour Beatty PLC	9,244	29,863
Barclays PLC	79,201	2,328,563
Barratt Developments PLC	11,304	73,997
BBA Group PLC	22,648	78,620
Berkeley Group PLC	5,445	61,797
BG PLC	165,689	686,687
BHP Billiton PLC	59,335	336,287
BOC Group PLC	24,905	368,053
Boots Co. PLC	45,244	409,318
BP PLC	1,066,926	8,811,036
Brambles Industries PLC (a)	38,141	165,909
British Airways PLC	44,412	128,057
British American Tobacco PLC	95,221	875,622
British Land Co. PLC	25,699	188,801
British Sky Broadcasting Group PLC (a)	67,988	691,665
BT Group PLC	412,878	1,513,196
BTG PLC (a)	4,721	35,118
Bunzl PLC	24,970	177,961

	Shares	Value (Note 1)
Cable & Wireless PLC	64,382	$ 200,690
Cadbury Schweppes PLC	101,145	689,332
Canary Wharf Group PLC (a)	33,334	215,491
Capita Group PLC	31,881	209,599
Carlton Communications PLC	37,257	111,386
Celltech Group PLC (a)	12,090	119,056
Centrica PLC	198,991	597,735
CGNU PLC	107,133	1,089,142
Chubb PLC	44,348	106,822
CMG PLC	26,808	91,732
Compass Group PLC	106,618	728,143
Corus Group PLC (a)	143,317	166,514
Daily Mail & General Trust PLC Class A	8,903	85,401
De La Rue PLC	8,564	51,086
Diageo PLC	161,752	1,925,166
Dixons Group PLC	93,816	318,362
Electrocomponents PLC	21,594	152,065
EMI Group PLC	41,137	180,544
Exel PLC	15,759	173,049
FKI PLC	31,384	70,259
George Wimpey PLC	8,928	33,143
GKN PLC	36,762	153,139
GlaxoSmithKline PLC	294,608	7,210,533
Granada PLC	141,401	230,404
GUS PLC	50,545	494,159
Hammerson PLC	16,050	125,077
Hanson PLC	35,741	236,495
Hays PLC	86,212	241,254
HBOS PLC	169,258	1,777,078
Hilton Group PLC	81,095	256,235
HSBC Holdings PLC (United Kingdom) (Reg.)	444,602	4,984,878
IMI plc	11,733	44,055
Imperial Chemical Industries PLC	35,577	146,044
Imperial Chemical Industries PLC rights 3/20/02 (a)	22,639	30,473
Imperial Tobacco Group PLC	13,856	183,957
International Power PLC (a)	59,227	151,054
Invensys PLC	179,214	243,771
J. Sainsbury PLC	83,064	492,253
Johnson Matthey PLC	11,748	154,805
Kidde PLC	31,158	29,800
Kingfisher PLC	62,302	334,565
Land Securities PLC	25,930	323,314
Lattice Group PLC	177,481	425,618
Legal & General Group PLC	247,556	526,143
Lloyds TSB Group PLC	264,115	2,544,727
Logica PLC	22,884	124,834
Man Group PLC	4,001	58,788
Marconi PLC	134,610	33,378
Marks & Spencer PLC	138,673	738,787
Misys PLC	28,256	104,694
Mytravel Group PLC	27,569	87,109
National Grid Group PLC	86,511	566,614
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Next PLC	8,756	$ 118,047
Novar PLC	9,387	17,623
P&O Princess Cruises PLC	34,669	201,402
Pace Micro Technology PLC	11,209	46,336
Pearson PLC	39,911	441,089
Peninsular & Oriental Steam Navigation Co.	37,432	111,644
Pilkington PLC	60,850	91,607
Provident Financial PLC	13,728	126,433
Prudential PLC	96,262	894,742
Railtrack PLC	22,510	8,930
Rank Group PLC	19,920	70,562
Reckitt Benckiser PLC	14,301	226,744
Reed International PLC	62,875	564,370
Rentokil Initial PLC	99,261	375,165
Reuters Group PLC	69,455	510,032
Rexam PLC	17,415	107,708
Rio Tinto PLC (Reg.)	50,917	1,025,892
RMC Group PLC	10,643	85,956
Royal & Sun Alliance Insurance Group PLC	31,772	117,496
Royal Bank of Scotland Group PLC	128,737	3,159,297
Safeway PLC	16,803	75,948
Sage Group PLC	58,388	171,458
Schroders PLC	9,543	107,428
Scottish & Newcastle PLC	13,524	106,350
Scottish & Southern Energy PLC	22,438	201,882
Scottish Power PLC	91,795	555,375
Serco Group PLC	12,087	53,920
Severn Trent PLC	6,697	69,602
Shell Transport & Trading Co. PLC (Reg.)	234,057	1,630,207
Six Continents PLC	43,320	433,344
Slough Estates PLC	16,855	87,185
Smith & Nephew PLC	47,762	288,460
Smiths Group PLC	28,497	286,276
Spirent PLC	11,247	20,478
SSL International PLC	5,870	45,246
Stagecoach Group PLC	73,634	70,685
Tate & Lyle PLC	18,807	89,803
Taylor Woodrow PLC	33,349	92,378
Tesco PLC	335,670	1,198,539
TI Automotive Ltd. (a)	22,478	0
Unilever PLC	140,450	1,178,726
United Utilities PLC	28,461	243,370
Vodafone Group PLC	3,237,472	6,151,217

	Shares	Value (Note 1)
Wolseley PLC	30,089	$ 254,520
WPP Group PLC	52,706	555,615
TOTAL UNITED KINGDOM		76,343,020
United States of America - 0.1%
Newmont Mining Corp. unit	35,169	83,774
Synthes-Stratec, Inc.	130	85,782
TOTAL UNITED STATES OF AMERICA		169,556
TOTAL COMMON STOCKS (Cost $386,977,880)		293,247,056
Nonconvertible Preferred Stocks - 0.4%

Australia - 0.2%
News Corp. Ltd. (ltd. vtg.)	95,516	503,249
Germany - 0.1%
Hugo Boss AG	1,700	36,857
MAN AG	1,450	28,727
Porsche AG (non-vtg.)	150	64,523
ProSiebenSat.1 Media AG	3,728	28,572
RWE AG (non-vtg.)	1,650	46,769
Volkswagen AG	5,150	161,103
Wella AG	250	12,910
TOTAL GERMANY		379,461
Italy - 0.1%
Fiat Spa	5,277	47,377
Fiat Spa (Risp)	2,203	18,605
Intesabci Spa (Risp)	42,190	70,976
Telecom Italia Spa (Risp)	69,181	360,449
TOTAL ITALY		497,407
United Kingdom - 0.0%
AWG PLC (redeemable shares)	2,083,052	2,656
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,882,578)		1,382,773
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount (e)
Australia - 0.0%
AMP Insurance Investment Holdings Pty Ltd. 7% 9/30/02 (Cost $970)	-	AUD	2,266	0
Government Obligations - 2.7%
	Principal Amount	Value (Note 1)
United States of America - 2.7%
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.72% 3/7/02 to 4/18/02 (d) (Cost $8,277,333)	$ 8,292,000	$ 8,277,031
Money Market Funds - 11.2%
	Shares
Deutsche Daily Assets Fund Institutional, 2.07% (b) (Cost $34,168,871)	34,168,871	34,168,871
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $431,307,632)		337,075,731
NET OTHER ASSETS - (10.4)%		(31,840,918)
NET ASSETS - 100%		$ 305,234,813
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
55 CAC 40 Index Contracts (France)	March 2002	$ 2,136,314	$ (19,870)
7 DAX 100 Index Contracts (Germany)	March 2002	769,455	9,679
38 Dow Jones EURO STOXX 50 Index Contracts (Germany)	March 2002	1,201,601	18,784
11 FTSE 100 Index Contracts (United Kingdom)	March 2002	794,881	3,958
14 IBEX 35 Index Contracts (Spain)	March 2002	990,925	48,683
8 MIB 30 Index Contracts (Italy)	March 2002	1,103,427	(23,847)
12 Nikkei 225 Index Contracts	March 2002	636,000	60,128
8 S&P/ASX 200 Index Contracts (Australia)	March 2002	352,214	197
36 Topix 150 Index Contracts (Japan)	March 2002	2,723,436	4,714
		$ 10,708,253	$ 102,426
The face value of futures purchased as a percentage of net assets - 3.5%
Forward Foreign Currency Contracts
	Settlement Dates	Value (Note 1)	Unrealized Gain/(Loss)
Contracts to Buy
4,560,000 EUR	March 2002	$ 3,959,045	$ (19,555)
360,000 GBP	March 2002	509,475	75
458,210,000 JPY	March 2002	3,432,273	24,241
(Payable Amount $7,896,032)		$ 7,900,793	$ 4,761

The value of contracts to buy as a percentage of net assets - 2.6%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,604 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,022,663.
(e) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $87,265,203 and $38,621,307, respectively.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $138,254.
Income Tax Information

At February 28, 2002, the aggregate cost of investment securities for income tax purposes was $433,712,718. Net unrealized depreciation aggregated $96,636,987, of which $16,193,609 related to appreciated investment securities and $112,830,596 related to depreciated investment securities.

At February 28, 2002, the fund had a capital loss carryforward of approximately $11,121,000 of which $517,000 and $10,604,000 will expire on February 28, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2003 approximately $21,584,000 of losses recognized during the period November 1, 2001 to February 28, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002
Assets
Investment in securities, at value (including securities loaned of $37,270,935) (cost $431,307,632) - See accompanying schedule		$ 337,075,731
Cash		1,955
Foreign currency held at value (cost $1,858,638)		1,849,528
Receivable for investments sold		47,142
Unrealized appreciation on foreign currency contracts		24,316
Receivable for fund shares sold		447,939
Dividends receivable		558,101
Interest receivable		119
Redemption fees receivable		32
Receivable for daily variation on futures contracts		39,572
Other receivables		22,943
Total assets		340,067,378
Liabilities
Unrealized depreciation on foreign currency contracts	$ 19,555
Payable for fund shares redeemed	526,157
Accrued management fee	43,888
Other payables and accrued expenses	74,094
Collateral on securities loaned, at value	34,168,871
Total liabilities		34,832,565
Net Assets		$ 305,234,813
Net Assets consist of:
Paid in capital		$ 435,214,546
Distributions in excess of net investment income		(611,268)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,230,996)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(94,137,469)
Net Assets, for 13,037,296 shares outstanding		$ 305,234,813
Net Asset Value, offering price and redemption price per share ($305,234,813 ÷ 13,037,296 shares)		$23.41

Statement of Operations

	Year ended February 28, 2002
Investment Income Dividends		$ 6,264,845
Interest		489,481
Security lending		341,319
		7,095,645
Less foreign taxes withheld		(605,188)
Total income		6,490,457
Expenses
Management fee	$ 1,127,901
Transfer agent fees	435,565
Accounting and security lending fees	203,872
Non-interested trustees' compensation	1,144
Registration fees	35,609
Audit	39,581
Legal	1,786
Miscellaneous	25,729
Total expenses before reductions	1,871,187
Expense reductions	(708,377)	1,162,810
Net investment income		5,327,647
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(25,104,678)
Foreign currency transactions	(1,608,083)
Futures contracts	(6,337,093)	(33,049,854)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(48,448,411)
Assets and liabilities in foreign currencies	98,820
Futures contracts	1,484,920	(46,864,671)
Net gain (loss)		(79,914,525)
Net increase (decrease) in net assets resulting from operations		$ (74,586,878)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2002	Year ended February 28, 2001
Operations Net investment income	$ 5,327,647	$ 5,100,096
Net realized gain (loss)	(33,049,854)	(5,290,930)
Change in net unrealized appreciation (depreciation)	(46,864,671)	(70,883,766)
Net increase (decrease) in net assets resulting from operations	(74,586,878)	(71,074,600)
Distributions to shareholders From net investment income	(4,106,357)	(3,163,549)
From net realized gain	-	(427,137)
In excess of net realized gain	-	(179,738)
Total distributions	(4,106,357)	(3,770,424)
Share transactions Net proceeds from sales of shares	176,158,325	262,652,604
Reinvestment of distributions	3,735,367	3,500,459
Cost of shares redeemed	(141,524,553)	(100,951,506)
Net increase (decrease) in net assets resulting from share transactions	38,369,139	165,201,557
Redemption fees	110,493	124,908
Total increase (decrease) in net assets	(40,213,603)	90,481,441
Net Assets
Beginning of period	345,448,416	254,966,975
End of period (including under (over) distribution of net investment income of $(611,268) and $342,722, respectively)	$ 305,234,813	$ 345,448,416
Other Information Shares
Sold	6,730,041	7,686,737
Issued in reinvestment of distributions	155,521	110,240
Redeemed	(5,607,463)	(3,069,355)
Net increase (decrease)	1,278,099	4,727,622

Financial Highlights

Years ended February 28,	2002	2001	2000 G	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 29.38	$ 36.26	$ 28.84	$ 27.64	$ 25.00
Income from Investment Operations
Net investment income D	.41	.51	.49	.46	.11
Net realized and unrealized gain (loss)	(6.07)	(7.03)	7.25	1.08	2.29
Total from investment operations	(5.66)	(6.52)	7.74	1.54	2.40
Less Distributions
From net investment income	(.32)	(.29)	(.12)	(.48)	(.06)
From net realized gain	-	(.06)	(.26)	(.09)	-
In excess of net realized gain	-	(.02)	-	(.04)	-
Total distributions	(.32)	(.37)	(.38)	(.61)	(.06)
Redemption fees added to paid in capital D	.01	.01	.06	.27	.30
Net asset value, end of period	$ 23.41	$ 29.38	$ 36.26	$ 28.84	$ 27.64
Total Return B, C	(19.26)%	(18.04)%	27.08%	6.58%	10.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.56%	.56%	.68%	.98%	1.67% A
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.36%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.36%	.35% A
Net investment income	1.60%	1.53%	1.48%	1.62%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,235	$ 345,448	$ 254,967	$ 43,176	$ 24,686
Portfolio turnover rate	12%	4%	3%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2002

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation:

Spartan Total Market Index and Spartan Extended Market Index Funds. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Spartan International Index Fund. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales, futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of February 28, 2002, undistributed net income and accumulated loss on a tax basis were as follows:

	Undistributed ordinary income	Capital loss carryforwards
Spartan Total Market Index	$ 1,921,910	$ (11,168,349)
Spartan Extended Market Index	$ 29,909	$ (20,591,847)
Spartan International Index	$ 240,533	$ (11,121,340)

The tax character of distributions paid during the year was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
Spartan Total Market Index	$ 11,513,160	$ -	$ 11,513,160
Spartan Extended Market Index	$ 7,156,094	$ 4,078,419	$ 11,234,513
Spartan International Index	$ 4,106,357	$ -	$ 4,106,357

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees totalled $6,092 and $8,123, respectively.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption

Annual Report

2. Operating Policies - continued

Futures Contracts - continued

"Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Total Market Index	.24%
Spartan Extended Market Index	.24%
Spartan International Index	.34%

Sub-Adviser and Security Lending Fees. FMR and each of the funds have entered into a sub-advisory agreement with Deutsche Asset Management, Inc. (DAMI). DAMI receives a sub-advisory fee from FMR for providing investment management services to each of the funds. For providing these services to Spartan Extended Market Index and Spartan Total Market Index, FMR pays DAMI at an annual rate of 0.0125% of the average net assets of each fund. For providing these services to Spartan International Index, FMR pays DAMI at an annual rate of 0.0650% of the average net assets of the funds, plus fees of up to $200,000 annually. Prior to May 1, 2001, Bankers Trust Company (Bankers Trust) was serving as sub-adviser of the funds. Under a separate custodian agreement, Bankers Trust receives a fee for providing custodial services to the funds. Bankers Trust and DAMI are both wholly-owned indirect subsidiaries of Deutsche Bank AG. All personnel employed by DAMI in managing the funds were employed by Bankers Trust in substantially the same capacity.

Under a separate securities lending agreement with Bankers Trust, the fund received at least 75% of net income from the securities lending program. Bankers Trust retains no more than 25% of net income under this agreement. For the period, Bankers Trust retained the following amounts:

Amount
Spartan Total Market Index	$ 163,415
Spartan Extended Market Index	$ 191,743
Spartan International Index	$ 110,024

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Total Market Index	.13%
Spartan Extended Market Index	.15%
Spartan International Index	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan Total Market Index	.25%	$ 1,661,679
Spartan Extended Market Index	.25%	882,410
Spartan International Index	.35%	706,468

Through arrangements with certain funds custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Total Market Index	$ 12,556	$ 7,285
Spartan Extended Market Index	10,147	4,351
Spartan International Index	-	1,909

8. Other Information.

At the end of the period, the Fidelity Four-in-One Index Fund, managed by Strategic Advisors, Inc., an affiliate of FMR, was the record owner of approximately 14% of the total outstanding shares of Spartan International Index Fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2002, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 15, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 185 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1987

President of Spartan Total Market Index (1997), Spartan Extended Market Index (1997), and Spartan International Index (1997). Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Total Market Index (2001), Spartan Extended Market Index (2001), and Spartan International Index (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments,
P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Phillip L. Bullen (42)

Year of Election or Appointment: 2001

Vice President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Bond Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), and President and a Director of Fidelity Management & Research (Far East) Inc. (2001). Before joining Fidelity, Mr. Bullen was President, Chief Investment Officer, and a founding partner for Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (55)

Year of Election or Appointment: 1997

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 2000

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	April	December
Spartan Total Market Index	98%	99%
Spartan Extended Market Index	11%	47%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Spartan International Index	4/9/01	$.02	$.01
Spartan International Index	12/24/01	$.34	$.03

The funds will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the funds' shareholders was held on September 19, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	8,819,588,805.72	86.889
Against	650,461,475.00	6.408
Abstain	680,414,006.27	6.703
TOTAL	10,150,464,286.99	100.000
Broker Non-Votes	2,131,957.62
PROPOSAL 2

To elect the fourteen nominees specified below as Trustees.*

	# of Votes Cast	% of Votes Cast
J. Michael Cook	J. Michael Cook
Affirmative	9,675,331,661.43	95.299
Withheld	477,264,583.18	4.701
TOTAL	10,152,596,244.61	100.000
Ralph F. Cox	Ralph F. Cox
Affirmative	9,670,789,030.38	95.254
Withheld	481,807,214.23	4.746
TOTAL	10,152,596,244.61	100.000
Phyllis Burke Davis	Phyllis Burke Davis
Affirmative	9,664,095,501.68	95.188
Withheld	488,500,742.93	4.812
TOTAL	10,152,596,244.61	100.000
Robert M. Gates	Robert M. Gates
Affirmative	9,671,899,977.22	95.265
Withheld	480,696,267.39	4.735
TOTAL	10,152,596,244.61	100.000
Abigail P. Johnson	Abigail P. Johnson
Affirmative	9,643,959,688.95	94.990
Withheld	508,636,555.66	5.010
TOTAL	10,152,596,244.61	100.000
Edward C. Johnson 3d	Edward C. Johnson 3d
Affirmative	9,664,359,346.59	95.191
Withheld	488,236,898.02	4.809
TOTAL	10,152,596,244.61	100.000
Donald J. Kirk	Donald J. Kirk
Affirmative	9,675,977,243.57	95.305
Withheld	476,619,001.04	4.695
TOTAL	10,152,596,244.61	100.000
Marie L. Knowles	Marie L. Knowles
Affirmative	9,674,916,692.17	95.295
Withheld	477,679,552.44	4.705
TOTAL	10,152,596,244.61	100.000

*Denotes trust-wide proposals and voting results.

	# of Votes Cast	% of Votes Cast
Ned C. Lautenbach	Ned C. Lautenbach
Affirmative	9,676,903,944.61	95.315
Withheld	475,692,300.00	4.685
TOTAL	10,152,596,244.61	100.000
Peter S. Lynch	Peter S. Lynch
Affirmative	9,679,628,785.30	95.341
Withheld	472,967,459.31	4.659
TOTAL	10,152,596,244.61	100.000
Marvin L. Mann	Marvin L. Mann
Affirmative	9,674,126,969.13	95.287
Withheld	478,469,275.48	4.713
TOTAL	10,152,596,244.61	100.000
William O. McCoy	William O. McCoy
Affirmative	9,674,922,519.73	95.295
Withheld	477,673,724.88	4.705
TOTAL	10,152,596,244.61	100.000
Robert C. Pozen	Robert C. Pozen
Affirmative	9,674,209,165.13	95.288
Withheld	478,387,079.48	4.712
TOTAL	10,152,596,244.61	100.000
William S. Stavropoulos	William S. Stavropoulos
Affirmative	9,655,325,574.88	95.102
Withheld	497,270,669.73	4.898
TOTAL	10,152,596,244.61	100.000
PROPOSAL 4
To amend each fund's fundamental investment limitation concerning lending.
Spartan Total Market Index Fund
	# of Votes Cast	% of Votes Cast
Affirmative	435,376,660.43	89.741
Against	23,466,741.90	4.838
Abstain	26,301,920.27	5.421
TOTAL	485,145,322.60	100.000
Spartan Extended Market Index Fund
	# of Votes Cast	% of Votes Cast
Affirmative	179,153,135.64	89.225
Against	10,284,546.35	5.123
Abstain	11,349,394.98	5.652
TOTAL	200,787,076.97	100.000
Spartan International Index Fund
	# of Votes Cast	% of Votes Cast
Affirmative	148,389,461.95	89.339
Against	8,738,228.21	5.261
Abstain	8,969,083.66	5.400
TOTAL	166,096,773.82	100.000
PROPOSAL 5
To amend each fund's fundamental investment limitation concerning underwriting.
Spartan Total Market Index Fund
	# of Votes Cast	% of Votes Cast
Affirmative	435,352,915.97	89.737
Against	23,462,803.15	4.836
Abstain	26,329,603.48	5.427
TOTAL	485,145,322.60	100.000
Spartan Extended Market Index Fund
	# of Votes Cast	% of Votes Cast
Affirmative	179,608,375.11	89.452
Against	10,127,799.48	5.044
Abstain	11,050,902.38	5.504
TOTAL	200,787,076.97	100.000
Spartan International Index Fund
	# of Votes Cast	% of Votes Cast
Affirmative	148,153,831.35	89.197
Against	8,416,999.50	5.068
Abstain	9,525,942.97	5.735
TOTAL	166,096,773.82	100.000

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Deutsche Asset Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bankers Trust Company
New York, NY

Fidelity's Index Funds

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Printed on Recycled Paper

SIF-ANN-0402 156642
1.755724.100

Fidelity ®

U.S. Bond Index
Fund

Annual Report

February 28, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients (800) 962-1375
"Not For Profit" Clients (800) 343-0860
Financial and Other Institutions
Nationwide (800) 843-3001
Other Investors (800) 544-8888

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity investors were still in search of solid footing after the first two months of 2002. High profile benchmarks such as the NASDAQ Composite® Index and Standard & Poor's 500SM Index were down year to date, but the blue chips' Dow Jones Industrial AverageSM posted a modest single-digit gain. Meanwhile, municipal bonds and mortgage-backed securities were the early performance leaders among the investment-grade fixed-income markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® US Bond Index	7.48%	44.18%	105.94%
LB Aggregate Bond	7.67%	44.84%	106.10%
Intermediate Investment-Grade Debt Funds	6.38%	37.89%	94.70%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 338 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity US Bond Index	7.48%	7.59%	7.49%
LB Aggregate Bond	7.67%	7.69%	7.50%
Intermediate Investment-Grade Debt Funds	6.38%	6.62%	6.86%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Performance - continued

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Fidelity ® U.S. Bond Index Fund on February 28, 1992. As the chart shows, by February 28, 2002, the value of the investment would have grown to $205,940 - a 105.94% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $206,100 - a 106.10% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Dividends and Yield

Periods ended February 28, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.16 ¢	28.64 ¢	60.09 ¢
Annualized dividend rate	4.99%	5.30%	5.56%
30-day annualized yield	4.79%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.87 over the past one month, $10.90 over the past six months and $10.80 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 4.67%.

Annual Report

Fund Talk: The Manager's Overview

Note to shareholders: Ford O'Neil became Portfolio Manager of Fidelity U.S. Bond Index Fund on October 8, 2001.

Q. How did the fund perform, Ford?

A. For the 12-month period that ended February 28, 2002, the fund had a total return of 7.48%. The intermediate investment-grade debt funds average returned 6.38% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Aggregate Bond Index - which tracks the types of securities in which the fund invests - returned 7.67%.

Q. What drove the strong performance of investment-grade bonds during the past year?

A. The Federal Reserve Board slashed interest rates 11 times in 2001, bringing the fed funds target rate down from 6.50% at the beginning of 2001 to 1.75% by the end of the year. The market hadn't seen that number of Fed actions since 1988, and the magnitude of the drop - four and three-quarter percentage points - was unprecedented in any calendar year. Those actions were particularly astonishing when you think about how high fed funds rates were in the 1980s and early 1990s. Prior to the tragic events of September 11, the Fed was in an easing phase, cutting interest rates steadily to buoy the economy, though the pace of the rate cuts was slowing with the economy showing some evidence of bottoming in the summer. Following the attacks, the Fed shifted into a more forceful easing mode to prevent uncertainty from pushing an already fragile economy over the edge. In response to the more aggressive easing stance by the Fed, bond yields dropped and their prices - which move opposite their yields - generally rose throughout 2001.

Q. How did bonds perform in the first two months of 2002?(Portfolio Manager photograph)

A. It was a somewhat volatile period. Initially, conditions were reasonably favorable for bonds. Even though the Fed didn't make additional rate cuts, Fed Chairman Alan Greenspan remained cautious in his economic outlook. Stock market volatility - due mostly to concerns surrounding the demise of Enron - boosted demand for most fixed-income investments. By the end of the period, however, the bond market languished as investors started to price in potential interest rate hikes in response to signs that the economy was on the mend.

Q. Given that backdrop, how did each segment of the Lehman Brothers Aggregate Bond Index perform?

A. For the 12-month period ended February 28, 2002, corporate securities, which accounted for nearly 23% of the index, returned 7.95%; mortgage-backed securities, at about 36% of the index, returned 8.15%; agency securities, at about 12% of the index, returned 7.37%; and asset-backed securities, at less than 2% of the index, returned 8.67%. Those returns compare to the 6.27% return of U.S. Treasury securities, which made up about 22% of the index.

Annual Report

Q. Let's move to corporate securities - why did they perform so well?

A. Investment-grade corporate bonds offered substantially higher yields than U.S. Treasury securities, a feature that helped fuel strong demand for them as interest rates declined. Prior to September 11, corporate yield spreads tightened significantly relative to government securities, meaning their prices rose faster than Treasuries as their yields declined more rapidly. That marked a significant rebound from historically wide levels, despite having to absorb a record amount of supply. As the yield gap between the two shrunk, corporates outperformed. Immediately after the terrorist attacks, however, spreads widened dramatically as investors moved to the relative safety of U.S. Treasuries, shunning many of the bonds issued by corporations they thought would encounter significant difficulty during a recessionary period. Then came the unraveling of Enron, which cast a pall over the entire corporate sector as investors worried about accounting and financial reporting standards.

Q. Which of the fund's corporate bond holdings performed well? Which were disappointments?

A. Some of the best-performing holdings were in the banking sector, particularly large, dominant banks with global franchises. Our holdings in U.K. telecommunications companies also performed well, even as the U.S. telecom business crumbled. The fund had little exposure to bonds issued by companies that blew up, although it did hold Enron and Kmart during the period. Having a highly diversified portfolio with smaller positions in more securities helped partially offset some of the credit events that took place, reducing our risk exposure and limiting our downside.

Q. Although the yield advantage they offered over Treasuries helped mortgage securities outperform, they faced their own challenges as well . . .

A. That's true. Record low mortgage rates triggered a massive wave of mortgage refinancing and mortgage security prepayment - where mortgages get prepaid at face value before their full term. Bondholders typically dislike prepayment because it leaves them to reinvest the proceeds at lower, prevailing interest rates. To the extent that they were available, we looked for securities made up of mortgages that were less susceptible to being prepaid, including these that had been outstanding for some time, known as "seasoned" securities, as well as commercial mortgage obligations and commercial mortgage-backed securities with better prepayment protection. In recent months however, prepayments have slowed a bit as mortgage rates crept higher.

Q. What's your outlook?

A. Fed Chairman Greenspan recently commented that an economic recovery seemingly is well underway. To many in the bond market, that was interpreted as an early signal that the Fed was finished with its current cycle of lowering interest rates to stimulate growth. If the Fed assumes a more neutral stance toward interest rates, I would expect the sectors that provide a yield advantage over Treasuries to fare best. If rates move substantially higher, the bond market will likely be in for a period of readjustment. But regardless of what the economic and interest rate environment, I will manage the fund with the goal of keeping its performance on track with the Lehman Brothers Aggregate Bond Index, just as it is designed to do.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide results consistent with those of the Lehman Brothers Aggregate Bond Index

Start date: March 8, 1990

Size: as of February 28, 2002, more than $3.0 billion

Manager: Ford O'Neil, since October 2001; co-manager, VIP: Asset Manager and Asset Manager: Growth Portfolios, since October 2001; manager, several Fidelity bond funds; joined Fidelity in 1990

3

Ford O'Neil on managing the fund:

"As the previous manager did, my goal in managing the fund is to have its performance track that of the Lehman Brothers Aggregate Bond Index, which is made up of approximately 6,800 individual securities. Given the expense and complexity of owning each and every one of those securities, I use an investment process known as stratified sampling, which allows me to assemble a portfolio that replicates the characteristics of the index - such as maturity, sector, credit quality and others - by investing in representative securities. As an example, I manage the maturity of the fund and the distribution of maturity to approximate the index. To do so, I determine what portion of securities in the index falls within a maturity range. Once that's completed, I identify securities that will give the fund the same maturity breakdown as the index. I repeat that procedure for other security characteristics including sector, credit quality and others. With the help of Fidelity's credit and quantitative research team, I choose securities that have the characteristics I'm looking for and that also offer the potential to perform better than other securities with similar characteristics."

Annual Report

Investment Changes

Quality Diversification as of February 28, 2002
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	58.0	66.5
Aa	4.0	4.0
A	12.2	11.2
Baa	10.3	11.0
Ba and Below	0.4	0.7
Not Rated	0.4	0.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of February 28, 2002
6 months ago
Years	6.7	7.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2002
6 months ago
Years	4.6	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2002*		As of August 31, 2001**
	Corporate Bonds 25.6%		Corporate Bonds 25.8%
	U.S. Government and Government Agency Obligations 59.1%		U.S. Government and Government Agency Obligations 67.8%
	Asset-Backed Securities 5.1%		Asset-Backed Securities 4.0%
	CMOs and Other Mortgage Related Securities 5.2%		CMOs and Other Mortgage Related Securities 2.9%
	Other Investments 2.0%		Other Investments 2.1%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other AssetsA (2.6)%
* Foreign investments	5.3%	** Foreign investments	5.7%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments February 28, 2002

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler North America Holding Corp. 8% 6/15/10	A3	$ 7,000	$ 7,494
Household Durables - 0.2%
Black & Decker Corp. 7.125% 6/1/11	Baa2	6,000	6,281
Media - 1.1%
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	3,000	3,001
Chancellor Media Corp. 8% 11/1/08	Ba1	3,025	3,184
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	5,000	5,368
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	3,280	2,888
News America, Inc.:
7.28% 6/30/28	Baa3	2,000	1,851
7.3% 4/30/28	Baa3	7,700	7,138
Time Warner Entertainment Co. LP:
8.375% 3/15/23	Baa1	2,542	2,788
8.375% 7/15/33	Baa1	6,000	6,656
			32,874
Multiline Retail - 0.7%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	1,800	1,883
Target Corp. 6.35% 1/15/11	A2	7,500	7,816
Wal-Mart Stores, Inc. 6.875% 8/10/09	Aa2	11,000	11,957
			21,656
TOTAL CONSUMER DISCRETIONARY			68,305
CONSUMER STAPLES - 0.9%
Food & Drug Retailing - 0.2%
Kroger Co. 8.05% 2/1/10	Baa3	6,455	7,207
Food Products - 0.4%
ConAgra Foods, Inc.:
5.5% 10/15/02	Baa1	2,400	2,438
6.7% 8/1/27	Baa1	4,000	4,183
6.75% 9/15/11	Baa1	6,000	6,270
			12,891
Household Products - 0.2%
Clorox Co. 6.125% 2/1/11	A1	5,000	4,976
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	A2	$ 1,015	$ 1,076
TOTAL CONSUMER STAPLES			26,150
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (c)	Baa1	5,000	5,366
Oil & Gas - 1.6%
Alberta Energy Co. Ltd. yankee 7.375% 11/1/31	Baa1	4,640	4,857
Oryx Energy Co. 8.125% 10/15/05	Baa2	7,935	8,620
Pemex Project Funding Master Trust 7.875% 2/1/09 (c)	Baa2	5,370	5,518
Petroleos Mexicanos 6.5% 2/1/05 (c)	Baa1	5,000	5,120
Phillips Petroleum Co. 8.75% 5/25/10	A3	8,845	10,432
Suncor Energy, Inc. 7.15% 2/1/32	A3	4,435	4,519
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	3,000	3,237
The Coastal Corp. 9.625% 5/15/12	Baa2	7,125	8,280
			50,583
TOTAL ENERGY			55,949
FINANCIALS - 11.9%
Banks - 2.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	2,150	2,330
7.8% 2/15/10	Aa3	8,000	8,891
BankBoston NA 7% 9/15/07	A1	5,143	5,496
Barclays Bank PLC yankee 8.55% 9/29/49 (b)(c)	Aa2	3,240	3,705
Barnett Banks, Inc. 10.875% 3/15/03	Aa3	1,020	1,101
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (c)	Ba3	1,940	1,862
First Tennessee National Corp. 6.75% 11/15/05	A3	1,540	1,612
First Union Corp. 7.55% 8/18/05	A1	5,000	5,457
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	3,110	3,146
Korea Development Bank 7.375% 9/17/04	Baa2	4,500	4,808
Mellon Financial Co. 6.7% 3/1/08	A2	5,000	5,293
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	2,100	2,194
PNC Funding Corp. 7.5% 11/1/09	A3	7,000	7,519
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC 7.648% 12/31/49 (e)	Aa3	$ 3,935	$ 4,179
Union Planters Corp. 6.75% 11/1/05	A3	1,500	1,568
Washington Mutual, Inc. 5.625% 1/15/07	A3	8,150	8,215
			67,376
Diversified Financials - 8.0%
Ahmanson Capital Trust I 8.36% 12/1/26 (c)	A3	4,800	4,923
Amvescap PLC 5.9% 1/15/07 (c)	A2	3,300	3,340
Aristar, Inc. 6% 5/15/02	A3	1,600	1,611
AT&T Capital Corp. 6.6% 5/15/05	A2	450	433
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa3	5,225	4,516
Burlington Resources Finance Co. 6.68% 2/15/11	Baa1	5,000	5,099
Citigroup, Inc. 7.25% 10/1/10	Aa2	8,000	8,682
Countrywide Home Loans, Inc.:
5.5% 2/1/07	A3	2,500	2,506
6.45% 2/27/03	A3	5,000	5,178
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	6,000	6,139
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	820	854
7.92% 5/18/12	Baa1	5,000	5,027
Devon Financing Corp. ULC 6.875% 9/30/11 (c)	Baa2	6,000	6,017
Diageo Capital PLC yankee 7.25% 11/1/09	A1	4,000	4,363
Ford Motor Credit Co.:
6.5% 1/25/07	A3	5,800	5,740
7.375% 10/28/09	A3	5,000	5,060
7.75% 3/15/05	A3	8,000	8,290
7.875% 6/15/10	A3	2,500	2,595
Foster's Finance Corp. 6.875% 6/15/11 (c)	Baa1	5,000	5,256
General Motors Acceptance Corp.:
5.85% 1/14/09	A2	10,000	9,544
6.875% 9/15/11	A2	18,500	18,385
Household Finance Corp.:
6.375% 10/15/11	A2	11,500	11,305
6.5% 1/24/06	A2	795	807
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Household Finance Corp.: - continued
8% 5/9/05	A2	$ 310	$ 328
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	7,000	7,793
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	7,600	7,591
6.75% 2/1/11	A1	5,000	5,136
Lehman Brothers Holdings, Inc. 7.75% 1/15/05	A2	4,800	5,174
MMI Capital Trust I 7.625% 12/15/27	Ba1	5,000	4,454
Morgan Stanley Dean Witter & Co. 6.1% 4/15/06	Aa3	5,000	5,243
NiSource Finance Corp. 7.875% 11/15/10	Baa3	4,000	3,892
Pepsi Bottling Holdings, Inc. 5.625% 2/17/09	A1	7,000	7,023
Pitney Bowes Credit Corp. 5.75% 8/15/08	Aa3	6,000	6,080
Popular North America, Inc. 6.125% 10/15/06	A3	6,420	6,413
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa2	1,100	1,030
Reed Elsevier Capital, Inc. 6.125% 8/1/06	A3	1,665	1,708
Southwest Airlines Co. pass thru trust certificate 5.496% 11/1/06	Aa2	8,000	7,982
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A1	7,100	7,824
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	5,000	4,485
6.875% 11/15/28	Baa1	6,000	4,887
State Street Corp. 7.65% 6/15/10	A1	5,000	5,543
Textron Financial Corp. 7.125% 12/9/04	A3	7,000	7,179
TIAA Global Markets, Inc. 5% 3/1/07 (c)	Aaa	4,505	4,504
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	1,470	1,499
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	1,200	1,179
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	4,300	4,791
Unilever Capital Corp. 7.125% 11/1/10	A1	7,000	7,681
			245,089
Insurance - 1.1%
American General Corp. 7.5% 8/11/10	Aaa	5,000	5,503
MetLife, Inc. 6.125% 12/1/11	A1	4,300	4,382
Metropolitan Life Insurance Co. 6.3% 11/1/03 (c)	A1	8,560	8,880
The Chubb Corp. 6.8% 11/15/31	Aa3	9,300	9,358
The MONY Group, Inc. 7.45% 12/15/05	Baa1	5,000	5,236
			33,359
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.6%
Arden Realty LP:
7% 11/15/07	Baa3	$ 5,105	$ 5,049
8.875% 3/1/05	Baa3	2,180	2,312
AvalonBay Communities, Inc. 6.58% 2/15/04	Baa1	2,000	2,034
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	4,600	4,692
EOP Operating LP 7% 7/15/11	Baa1	5,000	5,170
			19,257
TOTAL FINANCIALS			365,081
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	5,000	5,689
Raytheon Co. 6.5% 7/15/05	Baa3	7,000	7,258
			12,947
Air Freight & Couriers - 0.2%
FedEx Corp. 6.875% 2/15/06	Baa2	6,000	6,217
Machinery - 0.2%
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	5,300	4,861
Road & Rail - 0.6%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	3,150	3,201
CSX Corp.:
6.46% 6/22/05	Baa2	2,000	2,092
6.75% 3/15/11	Baa2	3,000	3,118
Hertz Corp. 7.625% 8/15/07	Baa2	4,605	4,562
Norfolk Southern Corp. 6.75% 2/15/11	Baa1	3,020	3,159
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	3,150	3,288
			19,420
TOTAL INDUSTRIALS			43,445
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	A3	7,300	7,125
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	$ 4,900	$ 5,094
TOTAL INFORMATION TECHNOLOGY			12,219
MATERIALS - 0.4%
Chemicals - 0.2%
Rohm & Haas Co. 7.4% 7/15/09	A3	6,000	6,517
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. yankee 8.55% 8/1/10	Baa3	5,370	5,704
TOTAL MATERIALS			12,221
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.2%
AT&T Corp.:
6% 3/15/09	A3	5,000	4,696
6.5% 3/15/29	A3	7,620	6,501
8% 11/15/31 (c)	A3	3,230	3,277
British Telecommunications PLC 8.875% 12/15/30	Baa1	7,000	8,305
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (c)	A2	1,800	1,983
Citizens Communications Co. 8.5% 5/15/06	Baa2	6,445	6,769
Koninklijke KPN NV yankee 8% 10/1/10	Baa3	7,000	7,256
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,990	2,016
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1	5,000	5,369
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa3	5,000	3,000
TELUS Corp. yankee 8% 6/1/11	Baa2	9,000	9,578
WorldCom, Inc.:
7.5% 5/15/11	A3	3,490	3,352
8.25% 5/15/31	A3	6,875	6,571
			68,673
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	Baa2	2,000	2,056
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.: - continued
7.875% 3/1/11	Baa2	$ 5,500	$ 5,699
Cingular Wireless LLC 7.125% 12/15/31 (c)	A3	6,500	6,600
			14,355
TOTAL TELECOMMUNICATION SERVICES			83,028
UTILITIES - 2.6%
Electric Utilities - 1.5%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	5,000	4,846
6.73% 12/11/02 (c)	Baa2	4,450	4,530
Detroit Edison Co. 6.125% 10/1/10	A3	4,735	4,723
Exelon Generation Co. LLC 6.95% 6/15/11 (c)	Baa1	7,000	7,275
FirstEnergy Corp. 6.45% 11/15/11	Baa2	6,735	6,705
Massachusetts Electric Co. 6.78% 11/20/06	A1	2,000	2,138
Niagara Mohawk Power Corp. 7.75% 5/15/06	Baa2	5,000	5,410
PSI Energy, Inc. 6.65% 6/15/06	A3	3,750	3,785
Texas Utilities Electric Co. 6.75% 4/1/03	A3	1,575	1,604
Wisconsin Energy Corp. 6.5% 4/1/11	A2	5,000	5,097
			46,113
Gas Utilities - 0.9%
Consolidated Natural Gas Co.:
5.375% 11/1/06	A3	4,370	4,340
6.85% 4/15/11	A3	1,700	1,767
El Paso Energy Corp. 7.75% 1/15/32	Baa2	3,515	3,397
Enserch Corp. 6.25% 1/1/03	Baa2	6,375	6,443
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	6,700	6,986
Sempra Energy 7.95% 3/1/10	A2	995	1,045
Southwest Gas Corp. 9.75% 6/15/02	Baa2	3,020	3,072
			27,050
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa2	$ 4,845	$ 4,464
7.5% 1/15/31	Baa2	3,745	3,201
			7,665
TOTAL UTILITIES			80,828
TOTAL NONCONVERTIBLE BONDS (Cost $730,714)			747,226
U.S. Government and Government Agency Obligations - 23.0%

U.S. Government Agency Obligations - 7.3%
Fannie Mae:
5.25% 6/15/06	Aaa	13,000	13,367
5.5% 2/15/06	Aaa	56,000	58,237
5.5% 5/2/06	Aa2	8,900	9,238
6% 5/15/11	Aaa	5,000	5,173
6.25% 2/1/11	Aa2	9,090	9,405
7.25% 1/15/10	Aaa	5,000	5,629
7.25% 5/15/30	Aaa	33,660	38,469
Fannie Mae - coupon STRIPS:
0% 4/8/03	Aaa	1,000	971
0% 10/8/04	Aaa	1,000	902
Federal Agricultural Mortgage Corp. 6.92% 8/10/02	Aaa	1,040	1,063
Federal Home Loan Bank 4.875% 4/16/04	Aaa	9,000	9,281
Freddie Mac:
5% 5/24/04	Aaa	10,750	10,826
5.25% 2/15/04	Aaa	1,995	2,072
5.875% 3/21/11	Aa2	14,275	14,391
6.25% 7/15/32	Aaa	1,206	1,216
6.75% 3/15/31	Aaa	2,855	3,068
7% 3/15/10	Aaa	12,395	13,710
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	1,894	2,070
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Series 2-E, 9.4% 5/15/02	Aaa	$ 36	$ 37
Series T-3, 9.625% 5/15/02	Aaa	37	38
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	517	531
Series 1993-D, 5.23% 5/15/05	Aaa	260	267
Series 1995-A, 6.28% 6/15/04	Aaa	3,988	4,153
Series 1995-B, 6.13% 6/15/04	Aaa	5,000	5,198
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa	1,250	1,297
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	Aaa	751	779
Series 1998-196A, 5.926% 6/15/05	-	1,565	1,637
Private Export Funding Corp. secured:
5.48% 9/15/03	Aaa	650	663
5.65% 3/15/03	Aaa	478	486
5.8% 2/1/04	Aaa	760	783
6.86% 4/30/04	Aaa	341	356
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	-	7,500	7,806
5.96% 8/1/09	-	3,600	3,636
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			226,755
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	615	662
6.25% 5/15/30	Aaa	43,880	48,174
6.375% 8/15/27	Aaa	25,570	28,147
6.625% 2/15/27	Aaa	76,500	86,618
8.125% 5/15/21	Aaa	1,000	1,295
8.875% 8/15/17	Aaa	21,500	28,965
11.25% 2/15/15	Aaa	17,000	26,363
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
12% 8/15/13	Aaa	$ 64,300	$ 90,073
12.75% 11/15/10 (callable)	Aaa	18,500	24,005
U.S. Treasury Notes:
5% 8/15/11	Aaa	50,190	50,515
6.5% 10/15/06	Aaa	7,000	7,663
6.5% 2/15/10	Aaa	11,260	12,491
6.75% 5/15/05	Aaa	70,000	76,407
7% 7/15/06	Aaa	1,775	1,975
TOTAL U.S. TREASURY OBLIGATIONS			483,353
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $703,950)			710,108
U.S. Government Agency - Mortgage Securities - 36.0%

Fannie Mae - 18.5%
5.5% 1/1/09 to 4/1/11	Aaa	4,643	4,729
5.5% 3/1/32 (d)	Aaa	23,290	22,489
6% 8/1/13 to 2/1/32	Aaa	43,898	44,211
6% 3/1/17 (d)	Aaa	23,700	24,056
6% 3/1/32 (d)	Aaa	63,420	63,043
6.5% 7/1/23 to 7/1/31	Aaa	118,827	121,028
6.5% 3/1/32 (d)	Aaa	135,260	137,247
7% 3/1/15 to 9/1/31	Aaa	38,767	40,134
7% 3/1/17 (d)	Aaa	23,700	24,715
7.5% 11/1/07 to 9/1/31	Aaa	66,814	69,839
8% 11/1/08 to 6/1/30	Aaa	13,851	14,752
8.5% 6/1/17 to 8/1/23	Aaa	2,200	2,396
9.5% 12/1/09 to 9/1/21	Aaa	1,125	1,237
10.75% 9/1/10 to 5/1/14	Aaa	119	135
11.25% 5/1/14	Aaa	11	12
11.5% 8/1/14	Aaa	38	43
12.5% 1/1/15	Aaa	6	6
13.5% 11/1/14	Aaa	12	14
14% 3/1/12 to 9/1/13	Aaa	61	71
TOTAL FANNIE MAE			570,157
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 6.7%
6% 4/1/28 to 11/1/30	Aaa	$ 31,170	$ 31,215
6.5% 3/1/32 (d)	Aaa	45,451	46,118
7% 8/1/29 to 9/1/31	Aaa	3,596	3,708
7% 1/1/31 (d)	Aaa	80,630	83,049
7.5% 9/1/15 to 1/1/31	Aaa	19,186	20,036
8% 7/1/16 to 12/1/30	Aaa	15,610	16,498
8.5% 9/1/19 to 1/1/28	Aaa	1,554	1,690
9% 10/1/16	Aaa	123	135
9.5% 10/1/08 to 8/1/30	Aaa	1,701	1,829
10% 6/1/20	Aaa	20	22
10.5% 5/1/09 to 12/1/15	Aaa	83	92
11% 5/1/15 to 9/1/20	Aaa	947	1,080
11.5% 10/1/15	Aaa	36	40
11.75% 9/1/13	Aaa	26	30
12% 2/1/13 to 7/1/15	Aaa	26	29
12.75% 8/1/12	Aaa	14	17
13.5% 12/1/14	Aaa	142	166
TOTAL FREDDIE MAC			205,754
Government National Mortgage Association - 10.8%
6% 12/15/08 to 4/15/09	Aaa	942	978
6.5% 6/15/23 to 8/20/31	Aaa	108,727	110,874
6.5% 3/1/32 (d)	Aaa	2,059	2,089
7% 12/15/22 to 9/15/31	Aaa	138,908	143,848
7.5% 2/15/17 to 3/15/31	Aaa	47,393	49,907
7.5% 3/1/32 (d)	Aaa	5,075	5,311
8% 7/15/18 to 5/15/29	Aaa	13,885	14,855
8.5% 9/15/30 to 12/15/30	Aaa	4,235	4,532
9.5% 3/15/23	Aaa	57	64
10.5% 5/20/16 to 1/20/18	Aaa	949	1,083
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			333,541
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,087,222)			1,109,452
Asset-Backed Securities - 2.3%

Americredit Automobile Receivables Trust:
5.01% 7/14/08	Aaa	5,000	5,080
5.37% 6/12/08	Aaa	5,000	5,140
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	$ 4,604	$ 4,673
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	2,200	2,210
Capital One Master Trust:
4.6% 8/17/09	Aaa	2,004	1,986
5.3% 6/15/09	Aaa	12,996	13,311
5.43% 1/15/07	Aaa	5,000	5,180
5.45% 3/16/09	Aaa	7,000	7,203
CIT Marine Trust 5.8% 4/15/10	Aaa	3,190	3,247
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	1,910	1,979
MBNA Credit Card Master Note Trust 5.15% 7/15/09	A2	4,750	4,749
Navistar Financial Owner Trust 7.34% 1/15/07	Aaa	6,000	6,323
Onyx Acceptance Owner Trust 6.85% 8/15/07	Aaa	5,000	5,273
Option One Mortgage Securities Corp. 9.66% 9/26/31 (c)	Ba1	1,237	1,236
Sears Credit Account Master Trust II 6.2% 7/16/07	Aaa	3,542	3,635
TOTAL ASSET-BACKED SECURITIES (Cost $69,608)			71,225
Commercial Mortgage Securities - 3.4%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 9/25/03 (c)	Aaa	17	17
Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	Aaa	5,000	5,475
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	5,000	5,266
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	5,749	5,923
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	Aaa	1,673	1,754
Class A3, 6.55% 1/17/35	Aaa	4,180	4,384
Series 1999-C1 Class A2, 7.29% 9/15/41	Aaa	6,000	6,495
Series 1998-C1 Class C, 6.78% 5/17/40	A	9,200	9,296
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	Aaa	$ 5,000	$ 5,221
Series 1998-CG1 Class A1B, 6.41% 6/10/31	AAA	6,400	6,704
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 12/15/11 (c)	Aaa	6,488	6,364
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	Aaa	4,526	4,886
LB Commercial Conduit Mortgage Trust Series 1999-C1 Class A2, 6.78% 6/15/31	Aaa	5,000	5,300
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	Aaa	4,450	5,014
Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	7,867	8,124
Series 2001-C7 Class A2, 5.533% 12/15/25	Aaa	10,000	10,133
Nomura Asset Securities Corp. sequential pay Series 1998-D6 Class A1B, 6.59% 3/17/28	Aaa	7,000	7,427
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class C1, 6.762% 11/15/04 (c)	A2	8,000	8,336
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $105,456)			106,119
Foreign Government and Government Agency Obligations (g) - 1.6%

Chilean Republic 7.125% 1/11/12	Baa1	6,695	7,013
Newfoundland Province yankee 11.625% 10/15/07	Aa1	4,000	5,229
Nova Scotia Province 5.75% 2/27/12	A3	5,870	5,868
Ontario Province 7% 8/4/05	Aa3	5,000	5,414
Quebec Province:
5.75% 2/15/09	A1	8,000	8,165
6.125% 1/22/11	A1	10,000	10,303
United Mexican States 9.875% 2/1/10	Baa3	6,800	7,820
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,159)			49,812
Supranational Obligations - 0.4%

Inter-American Development Bank 7.375% 1/15/10 (Cost $11,017)	Aaa	10,000	11,343
Fixed-Income Funds - 8.1%
	Shares	Value (Note 1) (000s)
Fidelity Ultra-Short Central Fund (f) (Cost $250,000)	25,000,000	$ 248,750
Cash Equivalents - 15.7%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 1.91%, dated 2/28/02 due 3/1/02 (Cost $483,166)	$ 483,192	483,166
TOTAL INVESTMENT PORTFOLIO - 114.8% (Cost $3,489,292)		3,537,201
NET OTHER ASSETS - (14.8)%		(455,429)
NET ASSETS - 100%		$ 3,081,772
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $112,702,000 or 3.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	73.4%	AAA, AA, A	68.0%
Baa	10.3%	BBB	12.7%
Ba	0.4%	BB	0.8%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.4%. The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $5,132,720,000 and $4,454,434,000, respectively, of which long-term U.S. government and government agency obligations aggregated $4,141,892,000 and $3,832,824,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $68,084,000. The weighted average interest rate was 3.34%. Interest earned from the interfund lending program amounted to $19,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,940,000. The weighted average interest rate was 5.13%. At period end there were no bank borrowings outstanding.

Income Tax Information

At February 28, 2002, the aggregate cost of investment securities for income tax purposes was $3,493,257,000. Net unrealized appreciation aggregated $43,944,000, of which $59,318,000 related to appreciated investment securities and $15,374,000 related to depreciated investment securities.

The fund hereby designates approximately $491,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

A total of 25.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands(except per-share amount	February 28, 2002
Assets
Investment in securities, at value (including securities loaned of $50,290 and repurchase agreements of $483,166) (cost $3,489,292) - See accompanying schedule		$ 3,537,201
Receivable for investments sold		18,009
Receivable for fund shares sold		8,593
Interest receivable		24,405
Total assets		3,588,208
Liabilities
Payable to custodian bank	$ 396
Payable for investments purchased Regular delivery	19,536
Delayed delivery	406,248
Payable for fund shares redeemed	27,563
Distributions payable	281
Accrued management fee	491
Other payables and accrued expenses	625
Collateral on securities loaned, at value	51,296
Total liabilities		506,436
Net Assets		$ 3,081,772
Net Assets consist of:
Paid in capital		$ 3,038,941
Undistributed net investment income		233
Accumulated undistributed net realized gain (loss) on investments		(5,311)
Net unrealized appreciation (depreciation) on investments		47,909
Net Assets, for 282,689 shares outstanding		$ 3,081,772
Net Asset Value, offering price and redemption price per share ($3,081,772 ÷ 282,689 shares)		$ 10.90

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2002
Investment Income Interest		$ 155,383
Security lending		321
Total income		155,704
Expenses
Management fee	$ 8,534
Transfer agent fees	3,681
Accounting and security lending fees	563
Non-interested trustees' compensation	8
Custodian fees and expenses	160
Registration fees	195
Audit	41
Legal	11
Interest	1
Miscellaneous	371
Total expenses before reductions	13,565
Expense reductions	(5,274)	8,291
Net investment income		147,413
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		37,590
Change in net unrealized appreciation (depreciation) on investment securities		4,752
Net gain (loss)		42,342
Net increase (decrease) in net assets resulting from operations		$ 189,755

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2002	Year ended February 28, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 147,413	$ 117,013
Net realized gain (loss)	37,590	2,765
Change in net unrealized appreciation (depreciation)	4,752	91,569
Net increase (decrease) in net assets resulting from operations	189,755	211,347
Distributions to shareholders from net investment income	(147,428)	(118,971)
Share transactions Net proceeds from sales of shares	1,921,178	1,234,671
Reinvestment of distributions	143,049	114,206
Cost of shares redeemed	(1,167,117)	(836,440)
Net increase (decrease) in net assets resulting from share transactions	897,110	512,437
Total increase (decrease) in net assets	939,437	604,813
Net Assets
Beginning of period	2,142,335	1,537,522
End of period (including undistributed net investment income of $233 and $528, respectively)	$ 3,081,772	$ 2,142,335
Other Information Shares
Sold	177,696	118,383
Issued in reinvestment of distributions	13,220	11,000
Redeemed	(108,056)	(80,721)
Net increase (decrease)	82,860	48,662

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended February 28,	2002	2001	2000 D	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.720	$ 10.170	$ 10.800	$ 10.800	$ 10.480
Income from Investment Operations Net investment income B	.597 E	.708	.678	.690	.738
Net realized and unrealized gain (loss)	.184 E	.561	(.573)	(.003)	.316
Total from investment operations	.781	1.269	.105	.687	1.054
Less Distributions
From net investment income	(.601)	(.719)	(.675)	(.687)	(.734)
From net realized gain	-	-	(.054)	-	-
In excess of net realized gain	-	-	(.006)	-	-
Total distributions	(.601)	(.719)	(.735)	(.687)	(.734)
Net asset value, end of period	$ 10.900	$ 10.720	$ 10.170	$ 10.800	$ 10.800
Total Return A	7.48%	12.95%	1.03%	6.48%	10.41%
Ratios to Average Net Assets C
Expenses before expense reductions	.51%	.50%	.50%	.57%	.62%
Expenses net of voluntary waivers, if any	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.31%	.31%	.31%	.31%	.31%
Net investment income	5.54% E	6.84%	6.53%	6.35%	6.98%
Supplemental Data
Net assets, end of period (in millions)	$ 3,082	$ 2,142	$ 1,538	$ 1,295	$ 815
Portfolio turnover rate	178%	144%	133%	184%	97%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

E Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.054 and increase net realized and unrealized gain (loss) per share by $.054. Without this change the ratio of net investment income to average net assets would have been 6.04%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2002

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount and losses deferred due to wash sales and excise tax regulations.

In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of February 28, 2002, undistributed net income on a tax basis was as follows:

Undistributed ordinary income	$ 11,088,000

The tax character of distributions paid during the year was as follows:

Ordinary income	$ 147,428,000

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $9,959,000 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on March 1, 2001.

The effect of this change during the period, was to decrease net investment income by $13,298,000; increase net unrealized appreciation/depreciation by $5,373,000; and increase net realized gain (loss) by $7,925,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .32% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,120,000 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .32% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $5,048,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $18,000 and $208,000, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 5, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 185 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1987

President of U.S. Bond Index. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of U.S. Bond Index (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Name, Age; Principal Occupation
Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. He is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Name, Age; Principal Occupation
Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (68)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 1997

Vice President of U.S. Bond Index. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (54)

Year of Election or Appointment: 2000

Vice President of U.S. Bond Index. He serves as Senior Vice President (2000) and Bond Group Leader (2000) of Fidelity's Fixed-Income Division, and Vice President of Fidelity's Municipal Bond Funds (2001) and Fidelity's Taxable Bond Funds (2000). Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Ford O'Neil (39)

Year of Election or Appointment: 2001

Vice President of U.S. Bond Index. He also serves as Vice President of other Fidelity funds. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity Funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of U.S. Bond Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of U.S. Bond Index. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of U.S. Bond Index. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)
Year of Election or Appointment: 1990 Assistant Treasurer of U.S. Bond Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of U.S. Bond Index. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1998

Assistant Treasurer of U.S. Bond Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 19, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	8,819,588,805.72	86.889
Against	650,461,475.00	6.408
Abstain	680,414,006.27	6.703
TOTAL	10,150,464,286.99	100.000
Broker Non-Votes	2,131,957.62
PROPOSAL 2
To elect the 14 nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	9,675,331,661.43	95.299
Withheld	477,264,583.18	4.701
TOTAL	10,152,596,244.61	100.000
Ralph F. Cox
Affirmative	9,670,789,030.38	95.254
Withheld	481,807,214.23	4.746
TOTAL	10,152,596,244.61	100.000
Phyllis Burke Davis
Affirmative	9,664,095,501.68	95.188
Withheld	488,500,742.93	4.812
TOTAL	10,152,596,244.61	100.000
Robert M. Gates
Affirmative	9,671,899,977.22	95.265
Withheld	480,696,267.39	4.735
TOTAL	10,152,596,244.61	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	9,643,959,688.95	94.990
Withheld	508,636,555.66	5.010
TOTAL	10,152,596,244.61	100.000
Edward C. Johnson 3d
Affirmative	9,664,359,346.59	95.191
Withheld	488,236,898.02	4.809
TOTAL	10,152,596,244.61	100.000
Donald J. Kirk
Affirmative	9,675,977,243.57	95.305
Withheld	476,619,001.04	4.695
TOTAL	10,152,596,244.61	100.000
Marie L. Knowles
Affirmative	9,674,916,692.17	95.295
Withheld	477,679,552.44	4.705
TOTAL	10,152,596,244.61	100.000
Ned C. Lautenbach
Affirmative	9,676,903,944.61	95.315
Withheld	475,692,300.00	4.685
TOTAL	10,152,596,244.61	100.000
Peter S. Lynch
Affirmative	9,679,628,785.30	95.341
Withheld	472,967,459.31	4.659
TOTAL	10,152,596,244.61	100.000
Marvin L. Mann
Affirmative	9,674,126,969.13	95.287
Withheld	478,469,275.48	4.713
TOTAL	10,152,596,244.61	100.000
William O. McCoy
Affirmative	9,674,922,519.73	95.295
Withheld	477,673,724.88	4.705
TOTAL	10,152,596,244.61	100.000
	# of Votes Cast	% of Votes Cast
Robert C. Pozen
Affirmative	9,674,209,165.13	95.288
Withheld	478,387,079.48	4.712
TOTAL	10,152,596,244.61	100.000
William S. Stavropoulos
Affirmative	9,655,325,574.88	95.102
Withheld	497,270,669.73	4.898
TOTAL	10,152,596,244.61	100.000
PROPOSAL 3
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,056,739,673.36	90.350
Against	50,856,041.41	4.348
Abstain	62,014,886.25	5.302
TOTAL	1,169,610,601.02	100.000
Broker Non-Votes	55,329,588.85
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,058,077,012.18	86.528
Against	84,463,054.72	6.908
Abstain	80,268,165.35	6.564
TOTAL	1,222,808,232.25	100.000
Broker Non-Votes	2,131,957.62
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,081,565,580.74	88.449
Against	59,877,220.43	4.897
Abstain	81,365,431.08	6.654
TOTAL	1,222,808,232.25	100.000
Broker Non-Votes	2,131,957.62

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UBI-ANN-0402 155671
1.768913.100

Spartan®

U.S. Equity Index

Fund

Annual Report

February 28, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients (800) 962-1375
"Not For Profit" Clients (800) 343-0860
Financial and Other Institutions
Nationwide (800) 843-3001
Other Investors (800) 544-8888

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Equity investors were still in search of solid footing after the first two months of 2002. High profile benchmarks such as the NASDAQ Composite® Index and Standard & Poor's 500SM Index were down year to date, but the blue chips' Dow Jones Industrial AverageSM posted a modest single-digit gain. Meanwhile, municipal bonds and mortgage-backed securities were the early performance leaders among the investment-grade fixed-income markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan® US Equity Index	-9.69%	48.67%	221.34%
S&P 500 ®	-9.51%	50.03%	228.19%
S&P 500 Index Objective Funds	-10.13%	46.25%	215.74%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 175 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)
Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan US Equity Index	-9.69%	8.25%	12.38%
S&P 500	-9.51%	8.54%	12.66%
S&P 500 Index Objective Funds	-10.13%	7.89%	12.18%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Performance - continued

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on February 28, 1992. As the chart shows, by February 28, 2002, the value of the investment would have grown to $321,344 - a 221.34% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $328,193 - a 228.19% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM S&P 500 funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of February 28, 2002, the one year, five year, and 10 year cumulative total returns for the S&P 500 funds average were, -10.13%, 46.25%, and 215.74%. The one year, five year and 10 year average annual total returns were, -10.13%, 7.89% and 12.18%, respectively.

Annual Report

Fund Talk: The Manager's Overview

An interview with Patrick Cannon, who oversees the Spartan U.S. Equity Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund

Q. How did the fund perform, Patrick?

A. For the 12 months that ended February 28, 2002, the fund returned -9.69%. This performance closely followed that of the Standard & Poor's 500 Index, which returned -9.51% during the same time span. The fund's performance also was in line with that of other funds tracking the S&P 500; the S&P 500 index objective funds average, measured by Lipper Inc., returned -10.13% during the past 12 months.

Q. What economic factors helped send the stock market lower?

A. The U.S. economy continued to decline throughout the first half of the period and culminated in negative growth during the third quarter of 2001, when the longest economic expansion in the nation's history officially came to an end. Corporate earnings had been deteriorating for some time, but the September 11 terrorist attacks sped up the decline significantly. Profits plummeted in the midst of economic and political uncertainty, and companies, trying to stay competitive, laid off workers by the thousands. Even before the full economic effects of September 11 became clear, however, investors rushed to sell stocks and drove the market sharply lower. For example, in just the first five trading days after the attacks, the market dropped 12 percent.

Q. Yet the stock market recovered by the end of the period. It even surpassed its pre-September 11 level. Why?(Portfolio Manager photograph)

A. A number of factors helped moderate the impact of the recession. The accumulated effects of 11 interest rate reductions during 2001 helped spare the economy from worse trouble by making it cheaper for businesses to borrow and invest capital. The low interest rates enabled some automakers to offer zero-percent financing for new car purchases; this popular promotion was one of the major drivers of consumer spending, which remained healthy throughout the period and helped the economy grow a surprising 1.4 percent during the year's fourth quarter. Continued strength in housing-related spending also provided a significant boost to economic performance. As the evidence mounted that the economy was healthier than believed, the stock market rallied off its lows. Nevertheless, ongoing accounting-related fears - spurred by Enron's collapse - worried investors and prevented the market from surpassing its early-2001 levels.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What areas of the market best weathered the difficult economic environment?

A. The decline in stock prices was pretty broad-based, meaning that most sectors of the economy were hurt to some extent by the slowdown, with technology and telecommunications by far the worst affected. According to Goldman Sachs, the consumer industries sector was the only one to turn in positive performance during the period. Yet despite the generally negative conditions, many individual companies in the S&P 500 still managed to thrive. Discount retailers such as Wal-Mart Stores and Target prospered as consumers looked for attractive prices during difficult times. Similarly, the two largest do-it-yourself home-improvement retailers, Home Depot and Lowe's, both had strong earnings growth as consumers continued to buy, sell and fix up their homes. Johnson & Johnson, one of the world's largest makers of health care products, also turned in strong results during the period. The company's existing pharmaceutical products continued to generate strong sales, and investors were optimistic about promising future medical products, such as drug-coated coronary stents. Consumer-products giant Procter & Gamble was another strong performer, thanks to the company's diversified offering of products, many of which - such as shampoo and laundry detergent - consumers need no matter how tough the economy is. Lastly, Bank of America, the third-largest bank in the U.S., added to returns. The company's mortgage banking division benefited from the low interest rate environment, which encouraged homeowners to refinance their existing mortgages.

Q. Which S&P 500 stocks dragged down the index?

A. General Electric, the largest company in the index, was a major detractor from performance. GE's stock price declined for a variety of reasons, including concerns about the departure of successful CEO Jack Welch; exposure to the sharp slowdown in television advertising spending through its NBC unit; and, late in the period, anxiety about the company's accounting methods. Media conglomerate AOL Time Warner also weighed down the index. The company fell short of overly optimistic estimates for earnings growth, and investors punished the stock accordingly. Accounting fears led to the rapid demise of energy-trading firm Enron, which had a significant negative impact on the fund's performance, even though the company's average weighting in the index during the period was relatively modest. Another stock that hurt results was pharmaceutical giant Merck. Merck's valuation declined steadily because investors worried that the company had too few drugs in its pipeline to sustain future earnings growth. Finally, as I mentioned earlier, telecommunications and technology stocks were beaten up during the past 12 months, the result of their rapid appreciation in previous years coupled with declining demand for their products. Data-storage leader EMC, along with leading telecom and tech names such as Nortel Networks, Cisco, Sun Microsystems and Qwest Communications, all saw their earnings and stock prices shrink dramatically.

Q. What's your outlook, Patrick?

A. If the recession is ending, as the data suggest, it would be a remarkable accomplishment for the economy, given the scale of the events surrounding September 11. An economic recovery would mean increased corporate profits - a favorable trend for the stock market. History, moreover, is on the stock market's side: The S&P 500, which declined in 2000 and 2001, hasn't fallen in three straight years since World War II. While that's no guarantee that a decline couldn't happen this year, this track record is a strong indication that investors may be well served by continuing to own stocks as part of a well-diversified financial plan.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: total return that corresponds to that of the Standard & Poor's 500 Index

Start date: February 17, 1988

Size: as of February 28, 2002, more than $15.9 billion

Sub-adviser: Deutsche Asset Management, Inc., since 1997

3

Patrick Cannon on changes to the S&P 500:

"The S&P 500 is an index of 500 stocks chosen to be a representation of the broader market. Periodically, companies will be added or deleted from the index. Usually, this is based on such events as acquisitions, spin-offs or shifts in asset size."

Here are some of the changes to the index during the past 12 months involving some well-known companies:

  January 16, 2002: Plum Creek Timber replaced Kmart, whose market value collapsed after the retailer filed for bankruptcy protection.
  November 29, 2001: Energy-trader Enron, undone by inflated profits and hidden debts, was replaced by semiconductor maker NVIDIA.
  October 9, 2001: TECO Energy, an electric utility, replaced telecommunications carrier Global Crossing, whose stock price fell too low for S&P 500 inclusion.
  October 9, 2001: Texaco was acquired by S&P 500 component Chevron and replaced in the index by Equity Office Properties.
  September 20, 2001: Biopharmaceutical company Immunex replaced Tosco in the index. Tosco was acquired by S&P 500 component Phillips Petroleum.

Annual Report

Investment Changes

Top Ten Stocks as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.7	3.9
Microsoft Corp.	3.1	3.0
Exxon Mobil Corp.	2.7	2.7
Wal-Mart Stores, Inc.	2.7	2.1
Pfizer, Inc.	2.5	2.3
Citigroup, Inc.	2.3	2.2
American International Group, Inc.	1.9	2.0
Intel Corp.	1.9	1.8
Johnson & Johnson	1.8	1.5
International Business Machines Corp.	1.6	1.7
	24.2
Market Sectors as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.9	17.7
Information Technology	15.8	16.2
Health Care	14.6	13.9
Consumer Discretionary	13.5	12.7
Industrials	11.2	11.2
Consumer Staples	8.9	8.4
Energy	6.6	6.7
Telecommunication Services	4.9	5.8
Utilities	2.9	3.7
Materials	2.8	2.7

Annual Report

Investments February 28, 2002

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	110,056	$ 2,104
Dana Corp.	226,204	4,207
Delphi Automotive Systems Corp.	865,702	13,843
Goodyear Tire & Rubber Co.	255,952	7,039
Johnson Controls, Inc.	134,814	11,966
TRW, Inc.	190,079	9,551
Visteon Corp.	199,977	2,836
		51,546
Automobiles - 0.7%
Ford Motor Co.	2,819,680	41,957
General Motors Corp.	862,214	45,680
Harley-Davidson, Inc.	470,784	24,132
		111,769
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	898,465	24,519
Darden Restaurants, Inc.	182,127	7,700
Harrah's Entertainment, Inc. (a)	174,670	7,064
Hilton Hotels Corp.	575,037	7,395
International Game Technology (a)	136,525	9,218
Marriott International, Inc. Class A	374,957	14,800
McDonald's Corp.	1,997,819	52,143
Starbucks Corp. (a)	591,586	13,612
Starwood Hotels & Resorts Worldwide, Inc. unit	307,773	11,080
Tricon Global Restaurants, Inc. (a)	226,323	13,382
Wendy's International, Inc.	164,612	5,105
		166,018
Household Durables - 0.5%
American Greetings Corp. Class A	101,256	1,394
Black & Decker Corp.	125,748	6,099
Centex Corp.	94,647	5,531
Fortune Brands, Inc.	231,703	10,542
KB Home	78,488	3,426
Leggett & Platt, Inc.	306,046	7,850
Maytag Corp.	119,731	4,781
Newell Rubbermaid, Inc.	415,553	12,936
Pulte Homes, Inc.	91,872	4,772
Snap-On, Inc.	90,945	3,133
The Stanley Works	132,225	6,668
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	91,703	$ 1,851
Whirlpool Corp.	104,261	7,830
		76,813
Leisure Equipment & Products - 0.2%
Brunswick Corp.	136,650	3,688
Eastman Kodak Co.	452,591	14,257
Hasbro, Inc.	268,949	3,849
Mattel, Inc.	671,436	12,724
		34,518
Media - 4.0%
AOL Time Warner, Inc. (a)	6,864,378	170,237
Clear Channel Communications, Inc. (a)	934,257	43,555
Comcast Corp. Class A (special) (a)	1,476,348	50,004
Dow Jones & Co., Inc.	132,636	7,402
Gannett Co., Inc.	412,339	31,412
Interpublic Group of Companies, Inc.	591,590	16,091
Knight-Ridder, Inc.	131,295	8,849
McGraw-Hill Companies, Inc.	301,090	19,812
Meredith Corp.	77,683	3,065
Omnicom Group, Inc.	290,455	27,169
The New York Times Co. Class A	236,552	10,385
TMP Worldwide, Inc. (a)	174,895	4,883
Tribune Co.	464,113	19,873
Univision Communications, Inc. Class A (a)	333,000	13,733
Viacom, Inc. Class B (non-vtg.) (a)	2,804,548	130,552
Walt Disney Co.	3,182,197	73,191
		630,213
Multiline Retail - 4.1%
Big Lots, Inc.	178,751	2,252
Costco Wholesale Corp. (a)	702,690	28,993
Dillard's, Inc. Class A	128,886	2,591
Dollar General Corp.	515,304	7,601
Family Dollar Stores, Inc.	267,343	8,780
Federated Department Stores, Inc. (a)	299,064	12,534
JCPenney Co., Inc.	409,446	8,001
Kohls Corp. (a)	520,557	35,226
Nordstrom, Inc.	212,467	5,409
Sears, Roebuck & Co.	501,190	26,353
Target Corp.	1,403,295	58,798
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The May Department Stores Co.	464,660	$ 17,025
Wal-Mart Stores, Inc.	6,993,558	433,671
		647,234
Specialty Retail - 2.4%
AutoZone, Inc. (a)	167,858	11,139
Bed Bath & Beyond, Inc. (a)	451,545	15,082
Best Buy Co., Inc. (a)	328,105	22,114
Circuit City Stores, Inc. - Circuit City Group	324,666	5,805
Gap, Inc.	1,346,155	16,113
Home Depot, Inc.	3,693,471	184,674
Lowe's Companies, Inc.	1,204,446	54,501
Office Depot, Inc. (a)	478,341	9,093
RadioShack Corp.	279,337	7,665
Sherwin-Williams Co.	242,157	6,398
Staples, Inc. (a)	718,751	14,138
The Limited, Inc.	671,281	12,090
Tiffany & Co., Inc.	227,723	7,472
TJX Companies, Inc.	425,835	16,169
Toys 'R' Us, Inc. (a)	309,619	5,514
		387,967
Textiles & Apparel - 0.3%
Jones Apparel Group, Inc. (a)	195,497	6,971
Liz Claiborne, Inc.	164,190	4,977
NIKE, Inc. Class B	418,904	24,657
Reebok International Ltd. (a)	92,099	2,549
VF Corp.	173,746	7,306
		46,460
TOTAL CONSUMER DISCRETIONARY		2,152,538
CONSUMER STAPLES - 8.9%
Beverages - 2.7%
Adolph Coors Co. Class B	57,896	3,503
Anheuser-Busch Companies, Inc.	1,375,538	69,946
Brown-Forman Corp. Class B (non-vtg.)	106,547	7,240
Coca-Cola Enterprises, Inc.	691,556	12,054
Pepsi Bottling Group, Inc.	441,424	10,969
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,757,919	$ 139,275
The Coca-Cola Co.	3,899,518	184,798
		427,785
Food & Drug Retailing - 1.2%
Albertson's, Inc.	631,974	19,124
CVS Corp.	608,223	16,617
Kroger Co. (a)	1,249,858	27,684
Safeway, Inc. (a)	780,863	33,561
SUPERVALU, Inc.	207,264	5,379
Sysco Corp.	1,036,419	30,647
Walgreen Co.	1,586,717	63,849
Winn-Dixie Stores, Inc.	219,790	3,681
		200,542
Food Products - 1.5%
Archer-Daniels-Midland Co.	1,028,259	14,241
Campbell Soup Co.	636,996	17,033
ConAgra Foods, Inc.	835,387	19,556
General Mills, Inc.	566,466	26,188
H.J. Heinz Co.	544,444	22,197
Hershey Foods Corp.	210,889	14,899
Kellogg Co.	632,076	21,838
Sara Lee Corp.	1,218,008	25,481
Unilever NV (NY Shares)	888,794	51,799
Wm. Wrigley Jr. Co.	350,172	19,624
		232,856
Household Products - 1.8%
Clorox Co.	362,301	15,865
Colgate-Palmolive Co.	881,211	49,330
Kimberly-Clark Corp.	817,026	51,146
Procter & Gamble Co.	2,035,380	172,580
		288,921
Personal Products - 0.5%
Alberto-Culver Co. Class B	88,751	4,621
Avon Products, Inc.	367,846	19,014
Gillette Co.	1,641,685	56,129
		79,764
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.2%
Philip Morris Companies, Inc.	3,417,282	$ 179,954
UST, Inc.	251,388	8,763
		188,717
TOTAL CONSUMER STAPLES		1,418,585
ENERGY - 6.6%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	521,252	18,405
Halliburton Co.	664,816	10,943
Nabors Industries, Inc. (a)	217,957	7,731
Noble Drilling Corp. (a)	204,500	7,205
Rowan Companies, Inc. (a)	143,884	2,683
Schlumberger Ltd. (NY Shares)	894,479	52,068
Transocean Sedco Forex, Inc.	494,615	13,854
		112,889
Oil & Gas - 5.9%
Amerada Hess Corp.	136,396	9,448
Anadarko Petroleum Corp.	416,048	21,676
Apache Corp.	211,149	11,138
Ashland, Inc.	108,544	4,710
Burlington Resources, Inc.	311,499	11,706
ChevronTexaco Corp.	1,663,346	140,453
Conoco, Inc.	968,050	26,776
Devon Energy Corp.	196,773	8,595
EOG Resources, Inc.	180,179	6,340
Exxon Mobil Corp.	10,633,188	439,151
Kerr-McGee Corp.	153,446	8,484
Marathon Oil Corp.	494,863	13,609
Occidental Petroleum Corp.	576,125	15,463
Phillips Petroleum Co.	590,720	34,917
Royal Dutch Petroleum Co. (NY Shares)	3,300,021	169,522
Sunoco, Inc.	133,306	5,135
Unocal Corp.	375,819	13,503
		940,626
TOTAL ENERGY		1,053,515
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 17.9%
Banks - 6.2%
AmSouth Bancorp.	568,831	$ 12,031
Bank of America Corp.	2,483,737	158,835
Bank of New York Co., Inc.	1,142,193	42,992
Bank One Corp.	1,810,044	64,872
BB&T Corp.	701,158	25,950
Charter One Financial, Inc.	345,087	10,511
Comerica, Inc.	274,779	16,446
Fifth Third Bancorp	942,718	60,108
FleetBoston Financial Corp.	1,621,638	54,130
Golden West Financial Corp., Delaware	248,369	15,834
Huntington Bancshares, Inc.	384,523	7,094
KeyCorp	653,486	16,389
Marshall & Ilsley Corp.	164,100	10,008
Mellon Financial Corp.	724,187	26,071
National City Corp.	938,143	26,756
Northern Trust Corp.	343,415	18,586
PNC Financial Services Group, Inc.	439,950	24,171
Regions Financial Corp.	349,552	11,360
SouthTrust Corp.	527,994	13,342
SunTrust Banks, Inc.	447,184	28,079
Synovus Financial Corp.	448,116	13,130
U.S. Bancorp, Delaware	3,027,670	63,127
Union Planters Corp.	210,959	9,822
Wachovia Corp.	2,112,173	70,188
Washington Mutual, Inc.	1,498,089	48,733
Wells Fargo & Co.	2,696,723	126,476
Zions Bancorp	141,200	7,462
		982,503
Diversified Financials - 7.1%
AMBAC Financial Group, Inc.	162,034	10,054
American Express Co.	2,134,588	77,806
Bear Stearns Companies, Inc.	148,103	8,159
Capital One Financial Corp.	333,515	16,432
Charles Schwab Corp.	2,131,474	27,794
Citigroup, Inc.	8,067,897	365,072
Countrywide Credit Industries, Inc.	189,307	7,771
Fannie Mae	1,553,014	121,523
Franklin Resources, Inc.	408,355	16,685
Freddie Mac	1,080,274	68,857
Household International, Inc.	744,500	38,342
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
J.P. Morgan Chase & Co.	3,064,486	$ 89,636
Lehman Brothers Holdings, Inc.	372,066	21,022
MBNA Corp.	1,347,250	46,723
Merrill Lynch & Co., Inc.	1,317,838	63,190
Moody's Corp.	245,874	9,097
Morgan Stanley Dean Witter & Co.	1,707,133	83,854
Providian Financial Corp.	430,160	1,673
State Street Corp.	503,594	25,532
Stilwell Financial, Inc.	347,795	7,933
T. Rowe Price Group, Inc.	194,848	7,757
USA Education, Inc.	245,352	22,756
		1,137,668
Insurance - 4.4%
ACE Ltd.	434,700	19,083
AFLAC, Inc.	815,942	20,970
Allstate Corp.	1,166,894	40,865
American International Group, Inc.	4,058,894	300,236
Aon Corp.	417,789	14,468
Cincinnati Financial Corp.	246,322	9,905
Conseco, Inc. (a)	504,637	1,892
Hartford Financial Services Group, Inc.	376,972	25,257
Jefferson-Pilot Corp.	233,272	11,797
John Hancock Financial Services, Inc.	466,852	17,932
Lincoln National Corp.	296,622	15,190
Loews Corp.	300,132	17,507
Marsh & McLennan Companies, Inc.	426,766	45,045
MBIA, Inc.	227,452	13,295
MetLife, Inc.	1,130,049	36,026
MGIC Investment Corp.	164,199	11,021
Progressive Corp.	113,472	17,679
SAFECO Corp.	195,273	6,630
The Chubb Corp.	265,721	19,966
The St. Paul Companies, Inc.	326,398	15,961
Torchmark Corp.	195,539	7,859
UnumProvident Corp.	380,057	10,763
XL Capital Ltd. Class A	205,500	19,576
		698,923
Real Estate - 0.2%
Equity Office Properties Trust	653,800	18,764
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Equity Residential Properties Trust (SBI)	431,100	$ 11,618
Plum Creek Timber Co., Inc.	284,000	8,790
		39,172
TOTAL FINANCIALS		2,858,266
HEALTH CARE - 14.6%
Biotechnology - 1.1%
Amgen, Inc. (a)	1,557,077	90,279
Biogen, Inc. (a)	228,402	12,140
Chiron Corp. (a)	292,044	12,681
Genzyme Corp. - General Division (a)	328,400	14,574
Immunex Corp. (a)	995,700	28,616
MedImmune, Inc. (a)	360,721	14,873
		173,163
Health Care Equipment & Supplies - 1.6%
Applera Corp. - Applied Biosystems Group	327,170	7,394
Bausch & Lomb, Inc.	88,002	3,342
Baxter International, Inc.	921,186	51,107
Becton, Dickinson & Co.	407,212	14,941
Biomet, Inc.	424,839	12,983
Boston Scientific Corp. (a)	634,337	14,184
C.R. Bard, Inc.	82,104	4,466
Guidant Corp. (a)	477,308	19,808
Medtronic, Inc.	1,885,825	83,995
St. Jude Medical, Inc. (a)	137,588	10,773
Stryker Corp.	308,713	18,986
Zimmer Holdings, Inc. (a)	307,044	10,980
		252,959
Health Care Providers & Services - 1.4%
Aetna, Inc.	225,852	7,918
AmerisourceBergen Corp.	158,479	10,729
Cardinal Health, Inc.	699,667	46,241
CIGNA Corp.	225,893	20,263
HCA, Inc.	800,881	32,620
Health Management Associates, Inc. Class A (a)	381,400	6,732
HealthSouth Corp. (a)	610,217	7,268
Humana, Inc. (a)	262,563	3,440
Manor Care, Inc. (a)	159,253	2,986
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	442,216	$ 15,588
Quintiles Transnational Corp. (a)	194,050	3,223
Tenet Healthcare Corp. (a)	535,456	30,923
UnitedHealth Group, Inc.	484,837	35,146
Wellpoint Health Networks, Inc. (a)	99,182	12,063
		235,140
Pharmaceuticals - 10.5%
Abbott Laboratories	2,464,258	139,354
Allergan, Inc.	202,709	13,144
American Home Products Corp.	2,081,832	132,300
Bristol-Myers Squibb Co.	3,006,746	141,317
Eli Lilly & Co.	1,763,822	133,574
Forest Laboratories, Inc. (a)	275,608	21,916
Johnson & Johnson	4,782,234	291,238
King Pharmaceuticals, Inc. (a)	379,714	11,794
Merck & Co., Inc.	3,588,364	220,074
Pfizer, Inc.	9,875,432	404,498
Pharmacia Corp.	2,002,739	82,212
Schering-Plough Corp.	2,273,923	78,428
Watson Pharmaceuticals, Inc. (a)	162,610	4,761
		1,674,610
TOTAL HEALTH CARE		2,335,872
INDUSTRIALS - 11.2%
Aerospace & Defense - 1.8%
Boeing Co.	1,350,481	62,068
General Dynamics Corp.	310,824	28,248
Goodrich Corp.	152,507	4,552
Honeywell International, Inc.	1,319,974	50,317
Lockheed Martin Corp.	679,946	38,356
Northrop Grumman Corp.	169,441	18,137
Raytheon Co.	600,661	23,240
Rockwell Collins, Inc.	274,460	6,381
United Technologies Corp.	744,015	54,276
		285,575
Air Freight & Couriers - 0.2%
FedEx Corp. (a)	475,405	27,507
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - 0.2%
AMR Corp. (a)	240,234	$ 6,270
Delta Air Lines, Inc.	191,707	6,614
Southwest Airlines Co.	1,190,100	25,123
U.S. Airways Group, Inc. (a)	106,123	565
		38,572
Building Products - 0.1%
Crane Co.	92,974	2,271
Masco Corp.	714,071	20,044
		22,315
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. (a)	306,457	3,999
Automatic Data Processing, Inc.	960,983	50,653
Avery Dennison Corp.	171,880	11,000
Cendant Corp. (a)	1,524,576	26,543
Cintas Corp.	276,800	12,259
Concord EFS, Inc. (a)	826,166	24,810
Convergys Corp. (a)	270,991	8,263
Deluxe Corp.	104,036	4,931
eFunds Corp. (a)	1	0
Equifax, Inc.	230,669	6,920
First Data Corp.	594,910	48,497
Fiserv, Inc. (a)	294,054	12,568
H&R Block, Inc.	284,606	14,358
IMS Health, Inc.	466,166	9,323
Paychex, Inc.	585,711	21,642
Pitney Bowes, Inc.	381,315	15,908
R.R. Donnelley & Sons Co.	179,184	5,126
Robert Half International, Inc. (a)	295,910	7,697
Sabre Holdings Corp. Class A (a)	205,502	9,044
Waste Management, Inc.	976,231	25,685
		319,226
Construction & Engineering - 0.0%
Fluor Corp.	124,845	4,733
McDermott International, Inc. (a)	94,096	1,347
		6,080
Electrical Equipment - 0.4%
American Power Conversion Corp. (a)	325,613	4,262
Cooper Industries, Inc.	154,572	5,464
Emerson Electric Co.	670,927	38,639
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Molex, Inc.	301,603	$ 8,927
Power-One, Inc. (a)	116,329	818
Rockwell International Corp.	303,260	5,989
Thomas & Betts Corp.	105,226	2,010
		66,109
Industrial Conglomerates - 4.8%
General Electric Co.	15,477,778	595,899
Minnesota Mining & Manufacturing Co.	612,300	72,209
Textron, Inc.	218,482	10,384
Tyco International Ltd.	3,101,407	90,251
		768,743
Machinery - 1.1%
Caterpillar, Inc.	531,787	29,519
Cummins, Inc.	72,343	3,008
Danaher Corp.	220,896	14,851
Deere & Co.	362,867	17,392
Dover Corp.	312,540	12,367
Eaton Corp.	106,612	8,608
Illinois Tool Works, Inc.	472,986	34,793
Ingersoll-Rand Co. Ltd. Class A	260,017	13,001
ITT Industries, Inc.	132,832	7,837
Navistar International Corp.	90,876	3,864
PACCAR, Inc.	118,230	8,504
Pall Corp.	190,323	3,715
Parker Hannifin Corp.	181,270	9,031
		166,490
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	604,619	17,546
CSX Corp.	330,342	12,467
Norfolk Southern Corp.	597,421	14,213
Ryder System, Inc.	122,262	3,436
Union Pacific Corp.	385,602	23,394
		71,056
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	267,962	$ 9,789
W.W. Grainger, Inc.	144,943	8,591
		18,380
TOTAL INDUSTRIALS		1,790,053
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.2%
ADC Telecommunications, Inc. (a)	1,158,111	4,169
Andrew Corp. (a)	122,800	2,064
Avaya, Inc. (a)	452,668	2,422
CIENA Corp. (a)	503,002	3,903
Cisco Systems, Inc. (a)	11,409,631	162,815
Comverse Technology, Inc. (a)	284,770	4,457
Corning, Inc.	1,461,385	9,835
JDS Uniphase Corp. (a)	2,054,926	9,966
Lucent Technologies, Inc.	5,295,727	29,603
Motorola, Inc.	3,544,876	46,083
Nortel Networks Corp.	5,133,996	26,029
QUALCOMM, Inc. (a)	1,187,022	39,468
Scientific-Atlanta, Inc.	248,463	5,558
Tellabs, Inc. (a)	631,962	6,484
		352,856
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	593,373	12,876
Compaq Computer Corp.	2,642,147	26,791
Dell Computer Corp. (a)	4,098,755	101,198
EMC Corp. (a)	3,450,897	37,615
Gateway, Inc. (a)	513,657	2,363
Hewlett-Packard Co.	3,020,474	60,772
International Business Machines Corp.	2,677,798	262,746
Lexmark International, Inc. Class A (a)	203,490	10,115
NCR Corp. (a)	149,359	6,243
Network Appliance, Inc. (a)	518,559	8,292
Palm, Inc. (a)	851,317	2,571
Sun Microsystems, Inc. (a)	5,046,857	42,949
		574,531
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	713,328	22,220
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Jabil Circuit, Inc. (a)	302,900	$ 5,649
Millipore Corp.	72,735	3,797
PerkinElmer, Inc.	189,200	4,352
Sanmina-SCI Corp. (a)	826,954	8,394
Solectron Corp. (a)	1,268,637	10,492
Symbol Technologies, Inc.	360,120	3,108
Tektronix, Inc. (a)	141,364	3,380
Thermo Electron Corp.	283,752	5,774
Waters Corp. (a)	207,900	6,497
		73,663
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	949,232	13,726
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	267,544	12,711
Electronic Data Systems Corp.	738,971	43,621
Sapient Corp. (a)	193,122	848
Unisys Corp. (a)	490,106	5,440
		62,620
Office Electronics - 0.1%
Xerox Corp.	1,127,151	10,945
Semiconductor Equipment & Products - 4.1%
Advanced Micro Devices, Inc. (a)	531,144	7,170
Altera Corp. (a)	600,959	11,460
Analog Devices, Inc. (a)	563,445	20,966
Applied Materials, Inc. (a)	1,270,258	55,218
Applied Micro Circuits Corp. (a)	467,707	3,597
Broadcom Corp. Class A (a)	408,956	12,535
Conexant Systems, Inc. (a)	399,249	4,088
Intel Corp.	10,437,991	298,005
KLA-Tencor Corp. (a)	302,724	17,531
Linear Technology Corp.	493,337	18,170
LSI Logic Corp. (a)	573,203	8,592
Maxim Integrated Products, Inc. (a)	502,996	23,017
Micron Technology, Inc. (a)	933,176	30,002
Mykrolis Corp.	49,227	522
National Semiconductor Corp. (a)	274,888	6,913
Novellus Systems, Inc. (a)	223,936	9,537
NVIDIA Corp. (a)	239,900	12,237
PMC-Sierra, Inc. (a)	258,679	3,779
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
QLogic Corp. (a)	145,051	$ 5,403
Teradyne, Inc. (a)	278,479	9,332
Texas Instruments, Inc.	2,694,930	79,096
Vitesse Semiconductor Corp. (a)	299,642	2,103
Xilinx, Inc. (a)	520,463	18,695
		657,968
Software - 4.8%
Adobe Systems, Inc.	369,379	13,438
Autodesk, Inc.	84,892	3,750
BMC Software, Inc. (a)	377,027	6,051
Citrix Systems, Inc. (a)	288,039	4,370
Computer Associates International, Inc.	965,784	15,723
Compuware Corp. (a)	570,807	6,513
Intuit, Inc. (a)	327,694	12,416
Mercury Interactive Corp. (a)	128,119	4,341
Microsoft Corp. (a)	8,414,709	490,914
Novell, Inc. (a)	507,372	2,075
Oracle Corp. (a)	8,723,470	144,984
Parametric Technology Corp. (a)	414,886	3,054
PeopleSoft, Inc. (a)	468,775	13,627
Rational Software Corp. (a)	301,900	5,603
Siebel Systems, Inc. (a)	715,824	19,871
VERITAS Software Corp. (a)	644,927	22,888
		769,618
TOTAL INFORMATION TECHNOLOGY		2,515,927
MATERIALS - 2.8%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	354,672	17,202
Dow Chemical Co.	1,403,985	43,917
E.I. du Pont de Nemours & Co.	1,595,374	74,727
Eastman Chemical Co.	121,316	5,338
Ecolab, Inc.	200,128	9,372
Engelhard Corp.	203,834	5,864
Great Lakes Chemical Corp.	80,294	1,891
Hercules, Inc. (a)	174,129	2,177
International Flavors & Fragrances, Inc.	148,310	5,109
PPG Industries, Inc.	262,833	13,496
Praxair, Inc.	251,050	14,536
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Rohm & Haas Co.	344,244	$ 13,222
Sigma Aldrich Corp.	115,480	5,265
		212,116
Construction Materials - 0.1%
Vulcan Materials Co.	157,762	7,625
Containers & Packaging - 0.1%
Ball Corp.	85,598	3,620
Bemis Co., Inc.	83,742	4,770
Pactiv Corp. (a)	252,334	4,802
Sealed Air Corp. (a)	131,562	5,918
Temple-Inland, Inc.	76,187	4,243
		23,353
Metals & Mining - 0.8%
Alcan, Inc.	499,433	20,218
Alcoa, Inc.	1,321,032	49,631
Allegheny Technologies, Inc.	125,769	1,963
Barrick Gold Corp.	833,622	14,985
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	224,151	3,284
Inco Ltd. (a)	283,759	5,278
Newmont Mining Corp.	608,921	14,687
Nucor Corp.	121,266	6,852
Phelps Dodge Corp.	122,917	4,660
Placer Dome, Inc.	510,849	5,924
United States Steel Corp.	139,598	2,474
Worthington Industries, Inc.	133,960	1,971
		131,927
Paper & Forest Products - 0.5%
Boise Cascade Corp.	92,629	3,330
Georgia-Pacific Group	360,303	9,242
International Paper Co.	751,491	32,878
Louisiana-Pacific Corp.	172,205	1,738
MeadWestvaco Corp.	314,241	10,917
Weyerhaeuser Co.	337,734	20,879
		78,984
TOTAL MATERIALS		454,005
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.5%
ALLTEL Corp.	493,802	$ 27,480
AT&T Corp.	5,487,341	85,273
BellSouth Corp.	2,911,922	112,866
CenturyTel, Inc.	213,574	7,091
Citizens Communications Co.	426,500	3,885
Qwest Communications International, Inc.	2,570,909	22,367
SBC Communications, Inc.	5,271,593	199,477
Sprint Corp. - FON Group	1,481,161	20,870
Verizon Communications, Inc.	4,215,394	197,280
WorldCom, Inc. - WorldCom Group	4,567,998	34,351
		710,940
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. (a)	4,196,299	42,341
Nextel Communications, Inc. Class A (a)	1,303,984	6,507
Sprint Corp. - PCS Group Series 1 (a)	1,560,850	14,438
		63,286
TOTAL TELECOMMUNICATION SERVICES		774,226
UTILITIES - 2.9%
Electric Utilities - 2.3%
AES Corp. (a)	824,571	4,255
Allegheny Energy, Inc.	192,471	6,654
Ameren Corp.	212,325	8,650
American Electric Power Co., Inc.	499,501	21,903
Calpine Corp. (a)	578,011	4,248
Cinergy Corp.	245,303	7,801
CMS Energy Corp.	210,567	4,590
Consolidated Edison, Inc.	328,335	13,396
Constellation Energy Group, Inc.	251,949	7,276
Dominion Resources, Inc.	407,861	23,770
DTE Energy Co.	253,610	10,505
Duke Energy Corp.	1,271,258	44,875
Edison International (a)	502,006	7,932
Entergy Corp.	341,882	14,113
Exelon Corp.	497,466	24,515
FirstEnergy Corp.	460,803	16,865
FPL Group, Inc.	272,229	14,458
Mirant Corp. (a)	634,268	5,505
PG&E Corp. (a)	598,497	12,694
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	130,128	$ 5,278
PPL Corp.	225,685	7,360
Progress Energy, Inc.	338,598	15,149
Public Service Enterprise Group, Inc.	324,807	13,697
Reliant Energy, Inc.	460,975	9,588
Southern Co.	1,078,178	27,386
TECO Energy, Inc.	214,300	5,353
TXU Corp.	410,748	20,895
Xcel Energy, Inc.	570,130	13,484
		372,195
Gas Utilities - 0.4%
El Paso Corp.	836,071	32,674
KeySpan Corp.	218,880	7,015
Kinder Morgan, Inc.	175,238	7,185
Nicor, Inc.	71,838	3,006
NiSource, Inc.	325,538	6,833
Peoples Energy Corp.	57,428	2,133
Sempra Energy	325,884	7,274
		66,120
Multi-Utilities - 0.2%
Dynegy, Inc. Class A	542,983	13,884
Williams Companies, Inc.	796,315	12,303
		26,187
TOTAL UTILITIES		464,502
TOTAL COMMON STOCKS (Cost $12,085,392)		15,817,489
U.S. Treasury Obligations - 1.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.64% to 1.72% 3/7/02 to 4/11/02 (b) (Cost $156,800)	$ 156,986	156,803
Money Market Funds - 5.7%
	Shares	Value (Note 1) (000s)
Deutsche Daily Assets Fund Institutional, 2.07% (c) (Cost $909,241)	909,240,527	$ 909,241
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $13,151,433)		16,883,533
NET OTHER ASSETS - (5.8)%		(920,287)
NET ASSETS - 100%		$ 15,963,246
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
500 S&P 500 Index Contracts	March 2002	$ 138,363	$ 531

The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,416,000.
(c) The rate quoted is the annualized daily yield of the fund at period end.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,562,138,000 and $600,322,000, respectively, of which $78,093,000 represents the value of securities delivered in redemption of fund shares. The realized gain (loss) of $52,175,000 on securities delivered in redemption of fund shares is not taxable to the fund.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the Deutsche Asset Management, Inc. The commissions paid to these affiliated firms were $112,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $57,503,000. The weighted average interest rate was 2.36%. Interest expense includes $26,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $11,665,000. The weighted average interest rate was 3.08%. Interest expense includes $8,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information

At February 28, 2002, the aggregate cost of investment securities for income tax purposes was $13,275,280,000. Net unrealized appreciation aggregated $3,608,253,000, of which $5,944,982,000 related to appreciated investment securities and $2,336,729,000 related to depreciated investment securities.

The fund hereby designates approximately $11,315,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At February 28, 2002, the fund had a capital loss carryforward of approximately $153,552,000 all of which will expire on February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2002
Assets
Investment in securities, at value (including securities loaned of $874,551) (cost $13,151,433) - See accompanying schedule		$ 16,883,533
Cash		155
Receivable for investments sold		3,055
Receivable for fund shares sold		26,541
Dividends receivable		24,957
Other receivables		337
Total assets		16,938,578
Liabilities
Payable for investments purchased	$ 44,470
Payable for fund shares redeemed	18,334
Accrued management fee	461
Payable for daily variation on futures contracts	548
Other payables and accrued expenses	2,278
Collateral on securities loaned, at value	909,241
Total liabilities		975,332
Net Assets		$ 15,963,246
Net Assets consist of:
Paid in capital		$ 12,483,508
Undistributed net investment income		35,317
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(288,216)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,732,637
Net Assets, for 406,634 shares outstanding		$ 15,963,246
Net Asset Value, offering price and redemption price per share ($15,963,246 ÷ 406,634 shares)		$39.26

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2002
Investment Income Dividends		$ 219,595
Interest		5,291
Security lending		4,480
Total income		229,366
Expenses
Management fee	$ 38,998
Transfer agent fees	22,602
Accounting and security lending fees	1,260
Non-interested trustees' compensation	38
Registration fees	258
Audit	128
Legal	96
Interest	34
Miscellaneous	2,242
Total expenses before reductions	65,656
Expense reductions	(35,986)	29,670
Net investment income		199,696
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(157,401)
Foreign currency transactions	(21)
Futures contracts	(29,595)	(187,017)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,721,895)
Futures contracts	4,944	(1,716,951)
Net gain (loss)		(1,903,968)
Net increase (decrease) in net assets resulting from operations		$ (1,704,272)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2002	Year ended February 28, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 199,696	$ 198,049
Net realized gain (loss)	(187,017)	486,243
Change in net unrealized appreciation (depreciation)	(1,716,951)	(2,166,508)
Net increase (decrease) in net assets resulting from operations	(1,704,272)	(1,482,216)
Distributions to shareholders From net investment income	(193,069)	(202,932)
From net realized gain	(11,568)	-
Total distributions	(204,637)	(202,932)
Share transactions Net proceeds from sales of shares	5,333,929	6,893,369
Reinvestment of distributions	201,891	200,227
Cost of shares redeemed	(4,509,970)	(7,198,618)
Net increase (decrease) in net assets resulting from share transactions	1,025,850	(105,022)
Total increase (decrease) in net assets	(883,059)	(1,790,170)
Net Assets
Beginning of period	16,846,305	18,636,475
End of period (including undistributed net investment income of $35,317 and $29,063, respectively)	$ 15,963,246	$ 16,846,305
Other Information Shares
Sold	129,568	137,710
Issued in reinvestment of distributions	5,042	4,018
Redeemed	(110,520)	(143,247)
Net increase (decrease)	24,090	(1,519)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended February 28,	2002	2001	2000 D	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 44.04	$ 48.52	$ 44.30	$ 37.90	$ 28.85
Income from Investment Operations
Net investment income B	.50	.52	.55	.53	.55
Net realized and unrealized gain (loss)	(4.76)	(4.47)	4.54	6.74	9.29
Total from investment operations	(4.26)	(3.95)	5.09	7.27	9.84
Less Distributions
From net investment income	(.49)	(.53)	(.55)	(.53)	(.54)
From net realized gain	(.03)	-	(.32)	(.34)	(.25)
Total distributions	(.52)	(.53)	(.87)	(.87)	(.79)
Net asset value, end of period	$ 39.26	$ 44.04	$ 48.52	$ 44.30	$ 37.90
Total Return A	(9.69)%	(8.26)%	11.53%	19.50%	34.65%
Ratios to Average Net Assets C
Expenses before expense reductions	.40%	.39%	.39%	.42%	.51%
Expenses net of voluntary waivers, if any	.19%	.19%	.19%	.19%	.20%
Expenses net of all reductions	.18%	.17%	.18%	.18%	.19%
Net investment income	1.23%	1.03%	1.14%	1.33%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$ 15,963	$ 16,846	$ 18,636	$ 15,766	$ 11,177
Portfolio turnover rate	4%	12%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2002

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, redemptions in kind, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of February 28, 2002, undistributed net income and accumulated loss on a tax basis were as follows:

Undistributed ordinary income	$ 35,290,000
Capital loss carryforwards	(153,552,000)

Annual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

The tax character of distributions paid during the year was as follows:

Ordinary income	$ 193,322,000
Long-term capital gains	11,315,000
$ 204,637,000

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .24% of the fund's average net assets.

Sub-Adviser and Security Lending Fees. FMR and the fund have entered into a sub-advisory agreement with Deutsche Asset Management, Inc. (DAMI). DAMI receives a sub-advisory fee from FMR for providing investment management services to the fund. For these services, FMR pays DAMI fees at an annual rate of 0.006% of the fund's average net assets. Prior to May 1, 2001, Bankers Trust Company (Bankers Trust) was serving as

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser and Security Lending Fees - continued

sub-adviser of the fund. Under a separate custodian agreement, Bankers Trust receives a fee for providing custodial services to the fund. Bankers Trust and DAMI are both wholly-owned indirect subsidiaries of Deutsche Bank AG. All personnel employed by DAMI in managing the fund were employed by Bankers Trust in substantially the same capacity.

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 75% of net income from the securities lending program. Bankers Trust retains no more than 25% of net income under this agreement. For the period, Bankers Trust retained $1,297,000.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral(in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .19% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $34,645,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $76,000 and $1,265,000, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 11, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 185 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1987
President of Spartan U.S. Equity Index. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Name, Age; Principal Occupation
Abigail P. Johnson (40)**

Year of Election or Appointment: 2001
Senior Vice President of Spartan U.S. Equity Index (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990
Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001
Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991
Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Name, Age; Principal Occupation
Phyllis Burke Davis (70)

Year of Election or Appointment: 1992
Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997
Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Name, Age; Principal Occupation
Marie L. Knowles (55)

Year of Election or Appointment: 2001
Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

Name, Age; Principal Occupation
William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Phillip L. Bullen (42)

Year of Election or Appointment: 2001

Vice President of Spartan U.S. Equity Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Bond Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), and President and a Director of Fidelity Management & Research (Far East) Inc. (2001). Before joining Fidelity, Mr. Bullen was President, Chief Investment Officer, and a founding partner for Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Equity Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan U.S. Equity Index. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (55)
Year of Election or Appointment: 1988 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1998

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 2.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 84% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 19, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	8,819,588,805.72	86.889
Against	650,461,475.00	6.408
Abstain	680,414,006.27	6.703
TOTAL	10,150,464,286.99	100.000
Broker Non-Votes	2,131,957.62
PROPOSAL 2
To elect as Trustees the fourteen nominees specified below.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	9,675,331,661.43	95.299
Withheld	477,264,583.18	4.701
TOTAL	10,152,596,244.61	100.000
Ralph F. Cox
Affirmative	9,670,789,030.38	95.254
Withheld	481,807,214.23	4.746
TOTAL	10,152,596,244.61	100.000
Phyllis Burke Davis
Affirmative	9,664,095,501.68	95.188
Withheld	488,500,742.93	4.812
TOTAL	10,152,596,244.61	100.000
Robert M. Gates
Affirmative	9,671,899,977.22	95.265
Withheld	480,696,267.39	4.735
TOTAL	10,152,596,244.61	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	9,643,959,688.95	94.990
Withheld	508,636,555.66	5.010
TOTAL	10,152,596,244.61	100.000
Edward C. Johnson 3d
Affirmative	9,664,359,346.59	95.191
Withheld	488,236,898.02	4.809
TOTAL	10,152,596,244.61	100.000
Donald J. Kirk
Affirmative	9,675,977,243.57	95.305
Withheld	476,619,001.04	4.695
TOTAL	10,152,596,244.61	100.000
Marie L. Knowles
Affirmative	9,674,916,692.17	95.295
Withheld	477,679,552.44	4.705
TOTAL	10,152,596,244.61	100.000
Ned C. Lautenbach
Affirmative	9,676,903,944.61	95.315
Withheld	475,692,300.00	4.685
TOTAL	10,152,596,244.61	100.000
Peter S. Lynch
Affirmative	9,679,628,785.30	95.341
Withheld	472,967,459.31	4.659
TOTAL	10,152,596,244.61	100.000
Marvin L. Mann
Affirmative	9,674,126,969.13	95.287
Withheld	478,469,275.48	4.713
TOTAL	10,152,596,244.61	100.000
William O. McCoy
Affirmative	9,674,922,519.73	95.295
Withheld	477,673,724.88	4.705
TOTAL	10,152,596,244.61	100.000
	# of Votes Cast	% of Votes Cast
Robert C. Pozen
Affirmative	9,674,209,165.13	95.288
Withheld	478,387,079.48	4.712
TOTAL	10,152,596,244.61	100.000
William S. Stavropoulos
Affirmative	9,655,325,574.88	95.102
Withheld	497,270,669.73	4.898
TOTAL	10,152,596,244.61	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	6,800,923,621.09	84.215
Against	559,378,196.94	6.927
Abstain	715,325,063.32	8.858
TOTAL	8,075,626,881.35	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	6,778,991,514.61	83.944
Against	565,566,303.22	7.003
Abstain	731,069,063.52	9.053
TOTAL	8,075,626,881.35	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Deutsche Asset Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Bankers Trust Company

New York, NY

UEI-ANN-0402 155617
1.768776.100